                                                              File Nos. 33-47216
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 36

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 83

                     COMMONWEALTH SELECT SEPARATE ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

   Scott D. Silverman, Vice President, General Counsel and Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)


          It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
          ----
            X  on April 30, 2010 pursuant to paragraph (b) of Rule 485
          ----
               60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ----
               on (date) pursuant to paragraph (a) (1) of Rule 485
          ----
               this post-effective amendment designates a new effective date for ---- a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2009 and was filed on or before March 30, 2010.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUSES
1                                   Cover Page

2                                   Special Terms

3                                   Summary of Fees and Expenses;  Summary of Contract Features

4                                   Condensed Financial Information;   Performance Information

5                                   Description of the Companies, the Variable Accounts, and the Underlying
                                    Investment Companies

6                                   Charges and Deductions

7                                   Description of the Contract

8                                   Electing the Form of Annuity and the Annuity Date;  Description of Variable
                                    Annuity Payout Options; Annuity Benefit Payments

9                                   Death Benefit

10                                  Payments;  Computation of Values;  Distribution

11                                  Surrender;  Withdrawals;  Charge for Surrender and Withdrawal;  Withdrawal
                                    Without Surrender Charge;  Texas Optional Retirement Program

12                                  Federal Tax Considerations

13                                  Legal Matters

14                                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------                   ----------------------------------------------
15                                  Cover Page

16                                  Table of Contents

17                                  General Information and History

18                                  Services

19                                  Underwriters

20                                  Performance Information

21                                  Annuity Benefit Payments

22                                  Financial Statements

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS


This Prospectus provides important information about the Select Resource II variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New
York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Commonwealth Annuity Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2010 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Annuity Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Commonwealth Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund


DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II

DWS Strategic Value VIP
DWS Technology VIP


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

Fidelity VIP Value Strategies Portfolio



INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)


Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Large Cap Growth Fund



INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)


Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund



JANUS ASPEN SERIES (SERVICE SHARES)


Janus Aspen Overseas Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Enterprise Portfolio


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SMA) (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


                              DATED APRIL 30, 2010

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT AND THE
  UNDERLYING FUNDS..........................................        15
INVESTMENT OBJECTIVES AND POLICIES..........................        17
PERFORMANCE INFORMATION.....................................        23
DESCRIPTION OF THE CONTRACT.................................        25
  DISRUPTIVE TRADING........................................        25
  PAYMENTS..................................................        26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        27
  RIGHT TO CANCEL ALL OTHER CONTRACTS 27....................        27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        28
  TRANSFER PRIVILEGE........................................        28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................        29
  SURRENDER.................................................        30
  WITHDRAWALS...............................................        30
  DEATH BENEFIT.............................................        32
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        33
  OPTIONAL ENHANCED EARNINGS RIDER..........................        34
  ASSIGNMENT................................................        36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        37
  ANNUITY BENEFIT PAYMENTS..................................        39
  NORRIS DECISION...........................................        40
  COMPUTATION OF VALUES.....................................        40
CHARGES AND DEDUCTIONS......................................        42
  VARIABLE ACCOUNT DEDUCTIONS...............................        42
  CONTRACT FEE..............................................        43
  OPTIONAL RIDER CHARGES....................................        43
  PREMIUM TAXES.............................................        44
  SURRENDER CHARGE..........................................        44
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................        45
  TRANSFER CHARGE...........................................        47
GUARANTEE PERIOD ACCOUNTS...................................        48
FEDERAL TAX CONSIDERATIONS..................................        51
STATEMENTS AND REPORTS......................................        60
LOANS (QUALIFIED CONTRACTS ONLY)............................        60
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        61
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        62
VOTING RIGHTS...............................................        62
DISTRIBUTION................................................        62
LEGAL MATTERS...............................................        63
FURTHER INFORMATION.........................................        63
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........       A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................       B-1
APPENDIX C--THE DEATH BENEFIT...............................       C-1
APPENDIX D--DIFFERENCES UNDER THE COMMONWEALTH ANNUITY
  SELECT RESOURCE I CONTRACT................................       D-1
APPENDIX E--CONDENSED FINANCIAL INFORMATION.................       E-1
APPENDIX F--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................       F-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................           4
SERVICES....................................................           5
UNDERWRITERS................................................           6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           8
PERFORMANCE INFORMATION.....................................          10
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's
90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, telephone 1-800-366-1492.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.


VARIABLE ACCOUNT: Commonwealth Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.


VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                            MAXIMUM CHARGE
                                                        -----------------------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)...............           6.5%

TRANSFER CHARGE(2):...................................    $0 on the first 12
                                                        transfers in a Contract
                                                          year. Up to $25 for
                                                         subsequent transfers.

       -------------------------------


       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.



YEARS MEASURED FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 1.................................................    6.5%
Less than 2.................................................    6.0%
Less than 3.................................................    5.0%
Less than 4.................................................    4.0%
Less than 5.................................................    3.0%
Less than 6.................................................    2.0%
Less than 7.................................................    1.0%
Thereafter..................................................    0.0%


       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE(1):.....................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.15%
                                                                ----
    Total Annual Expenses:..................................    1.40%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Enhanced Earnings Rider.................................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period:(2)....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period:(2)................    0.15%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds during 2009. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.


                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.56%(1) of   Annual charge of 2.47%(1) of
from Fund assets, including      average daily net assets       average daily net assets
management fees, distribution
and/or service (12b-1) fees
and other expenses.


------------------------


(1) The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2009, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.53% (the Advisor has contractually agreed to waive management fees and reimburse or pay operating to the extent necessary to maintain the fund's total annual operating expenses at 0.53%, excluding certain expenses) and 2.47% (no expense limitation is in effect). Each fee reduction and/or expense reimbursement arrangement, if any, is described in the relevant Fund's prospectus.



The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout

(M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,031     $1,793     $2,516     $4,542


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $442      $1,335     $2,238     $4,542


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $806      $1,119     $1,378     $2,327


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $203       $627      $1,078     $2,327

                          SUMMARY OF CONTRACT FEATURES


This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


WHAT IS THE COMMONWEALTH ANNUITY SELECT RESOURCE II VARIABLE ANNUITY?

The Commonwealth Annuity Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase; and

    - income payments that you can receive for life.

I HAVE THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT--ARE THERE ANY
  DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Commonwealth Annuity Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Commonwealth Annuity Select Resource II") except as specifically indicated in APPENDIX D--DIFFERENCES UNDER THE COMMONWEALTH ANNUITY RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed

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by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value (increased by any positive Market Value Adjustment);
    or

(b) gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Accumulated Value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT
                            AND THE UNDERLYING FUNDS


THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").



Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.


COMMONWEALTH SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Commonwealth Select Separate Account (the "Variable Account"). The Variable Account was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.



GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").



GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.



GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.



GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.



GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.



GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital. This Fund was formerly known as Goldman Sachs VIT Capital Growth Fund.



GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.



GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.


DWS INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS SMALL CAP INDEX VIP--The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell
2000-Registered Trademark- Index, which emphasizes stocks of small US companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index-Registered Trademark- and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. Northern Trust Investments, N.A. ("NTI"), is the subadvisor for the fund.

DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS STRATEGIC VALUE PORTFOLIO--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. The fund was formerly known as DWS Dreman High Return Equity VIP.



DWS TECHNOLOGY PORTFOLIO--The fund seeks growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in U.S. stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities).


EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT--EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC--EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

EATON VANCE VT FLOATING-RATE INCOME FUND--seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND--seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund normally invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SMa) Index (S&P 500-Registered Trademark-). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO--seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH & INCOME PORTFOLIO--seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO--seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited,. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND AND
                            FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ADVISER: FRANKLIN ADVISORY SERVICES, LLC--FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO--seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.



FT VIP FRANKLIN SMALL--MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.



FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.



INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: INVESCO ADVISORS, INC.



INVESCO V.I. CAPITAL APPRECIATION FUND--The Funds investment objective is long-term growth of capital. The Fund invests primarily in equity securities of issuers of all market capitalizations. This Fund was formerly known as AIM V.I. Capital Appreciation Fund.



INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities. This Fund was formerly known as AIM V.I. Core Equity Fund.



INVESCO V.I. DYNAMICS FUND--The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. Effective July 31, 2010, the preceding sentence will be replaced by the following: The Fund invests primarily in equity securities of mid-capitalization issuers. This Fund was formerly known as AIM V.I. Dynamics Fund.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities of health care industry issuers. This Fund was formerly known as AIM V.I. Global Health Care Fund.



INVESCO V.I. LARGE CAP GROWTH FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large-capitalization issuers. This Fund was formerly known as AIM V.I. Large Cap Growth Fund.



INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER: INVESCO ADVISORS, INC.



INVESCO V.I. BASIC VALUE FUND--The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily in equity securities. This Fund was formerly known as AIM V.I. Basic Value Fund.



INVESCO V.I. CAPITAL DEVELOPMENT FUND--The Fund's investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid-capitalization issuers. This Fund was formerly known as AIM V.I. Capital Development Fund.

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JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL



JANUS ASPEN OVERSEAS PORTFOLIO--seeks long-term growth of capital.



JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.



JANUS ASPEN ENTERPRISE PORTFOLIO--seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SMA) (SERVICE CLASS)
ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO--Reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Global Investment Services Limited.

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If there is a material change in the investment policy of a Sub-Account or the
Underlying Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

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                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION , SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                          DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Service Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Under a monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.


Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer

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investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see FEDERAL TAX CONSIDERATIONS. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the

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end of the applicable Guarantee Period will be subject to a Market Value
Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS.


For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Service Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (which is based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date. Request for payment must be made within 180 days of the date of death.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value: or

(b) gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5%: or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value

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increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

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
EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
    (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not

                                       35
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make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.

ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring

                                       36
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before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the

                                       37
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variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

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ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
     (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the

Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3) investment managers or sub-advisers; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period:                               0.25%

    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period:                           0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
-----------------------------------                      -----------------------
Less than 1............................................            6.5%
Less than 2............................................            6.0%
Less than 3............................................            5.0%
Less than 4............................................            4.0%
Less than 5............................................            3.0%
Less than 6............................................            2.0%
Less than 7............................................            1.0%
Thereafter.............................................            0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4) other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date the Company
           receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional
30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value

Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

          j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

          n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.

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PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

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                           FEDERAL TAX CONSIDERATIONS



A. INTRODUCTION



This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.



This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.



B. OUR TAX STATUS



We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.



C. TAXATION OF ANNUITIES IN GENERAL



1. TAX DEFERRAL DURING ACCUMULATION PERIOD



Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:



    - the Contract must be owned by an individual;



    - Separate Account investments must be "adequately diversified";



    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and



    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.



NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.



Additional exceptions to this rule include:



    - certain Contracts acquired by a decedent's estate due to the death of the decedent;



    - certain Qualified Contracts;



    - certain Contracts used with structured settlement agreements; and


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    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.



Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."



OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.



REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.



The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



Other rules may apply to Qualified Contracts.



FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.



DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.



The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.



2. TAXATION OF PARTIAL AND FULL WITHDRAWALS



Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.



Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.



Other rules may apply to Qualified Contracts.



3. TAXATION OF ANNUITY PAYMENTS



Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.



Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.



4. TAXATION OF DEATH BENEFIT



Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:



    - if distributed in a lump sum is taxed like a full withdrawal; or



    - if distributed under an Annuity Option is taxed like annuity payments.

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5. PENALTY TAX ON PREMATURE DISTRIBUTIONS



A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:



    - received on or after you reach age 59 1/2;



    - received due to your disability;



    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;



    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);



    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;



    - made with annuities used with certain structured settlement agreements.



Other exceptions may apply.



6. AGGREGATION OF CONTRACTS



The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.



7. EXCHANGE OF ANNUITY CONTRACTS



We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.



D. QUALIFIED PLANS



Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in

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this Prospectus to provide more than general information about use of the
Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.



Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.



A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:



    - received after you reach age 59 1/2;



    - received after your death or because of your disability; or



    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.



In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.



Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES



INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.



SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.



ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:



    - Roth IRA contributions are never deductible;



    - "qualified distributions" from a Roth IRA are excludable from income;



    - mandatory distribution rules do not apply before death;



    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;



    - special eligibility requirements apply; and



    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.



All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee.. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.



Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

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TAX-SHELTERED ANNUITIES.  Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.



Tax-sheltered annuity contracts must contain restrictions on withdrawals of:



    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



    - earnings on those contributions; and



    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.



These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)



For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.



Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.



2. DIRECT ROLLOVERS



If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:



    - minimum distributions required under Section 401(a)(9) of the Code;



    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and



    - hardship distributions.

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Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.



E. FEDERAL INCOME TAX WITHHOLDING



We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.



F. OTHER TAX ISSUES



1. FEDERAL ESTATE TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



2. GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



3. ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010.



In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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4. MEDICARE TAX.



Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.



5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



7. FOREIGN TAX CREDITS



We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.



8. POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Goldman Sachs VIT Money Market Fund.


While a loan is outstanding, you may continue to make payments through you 403(b) or qualified plan.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5) to change the methodology for determining the net investment factor,

(6) to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's
    81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Service Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Goldman Sachs VIT Money Market Fund.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values (8% rate of return).

                                                                WITHDRAWAL
                                                HYPOTHETICAL      WITHOUT      SURRENDER
                                                ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                      VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                                   ------------   -------------   ----------   ---------
1.............................................   $54,000.00     $ 5,400.00        6.5%      $3,159.00
2.............................................    58,320.00       8,320.00        6.0%       3,000.00
3.............................................    62,985.60      12,985.60        5.0%       2,500.00
4.............................................    68,024.45      18,024.45        4.0%       2,000.00
5.............................................    73,466.40      23,466.40        3.0%       1,500.00
6.............................................    79,343.72      29,343.72        2.0%       1,000.00
7.............................................    85,691.21      35,691.21        1.0%         500.00
8.............................................    92,546.51      42,546.51        0.0%           0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                                                                    WITHDRAWAL
                                      HYPOTHETICAL                    WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                            VALUE       WITHDRAWALS   CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                         ------------   -----------   -------------   ----------   ---------
1...................................   $54,000.00    $     0.00     $ 5,400.00        6.5%       $  0.00
2...................................    58,320.00          0.00       8,320.00        6.0%          0.00
3...................................    62,985.60          0.00      12,985.60        5.0%          0.00
4...................................    68,024.45     30,000.00      18,024.45        4.0%        479.02
5...................................    41,066.40     10,000.00       4,106.64        3.0%        176.80
6...................................    33,551.72      5,000.00       3,355.17        2.0%         32.90
7...................................    30,835.85     10,000.00       3,083.59        1.0%         69.16
8...................................    22,502.72     15,000.00       2,250.27        0.0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)- 1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.11)](2555/365)- 1

                                          =       (.97297)(7)- 1

                                          =       -.17452

The Market Value Adjustment               =       Maximum of the market value factor multiplied by
                                                  the withdrawal or the negative of the excess
                                                  interest earned over 3%

                                          =       Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                          =       Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.10)](2555/365)- 1

                                          =       (.98182)(7)- 1

                                          =       -.12054

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       -.12054 X $62,985.60

                                          =       -$7,592.11

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.05)](2555/365)- 1

                                          =       (1.02857)(7)- 1

                                          =       .21798

The Market Value Adjustment               =       Minimum of the market value factor multiplied by
                                                  the withdrawal or the excess interest earned
                                                  over 3%

                                          =       Minimum of (.21798 X $62,985.60 or $8,349.25)

                                          =       Minimum of ($13,729.78 or $8,349.25)

                                          =       $8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.07)](2555/365)- 1

                                          =       (1.00935)(7)- 1

                                          =       .06728

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       .06728 X $62,985.60

                                          =       $4,237.90

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                        HYPOTHETICAL
                         HYPOTHETICAL      MARKET                                                HYPOTHETICAL
                         ACCUMULATED       VALUE          DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR               VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------            ------------   ------------   -----------   -----------   -----------   ------------
1......................   $53,000.00      $  0.00      $53,000.00    $52,500.00    $50,000.00     $53,000.00
2......................    53,530.00       500.00       54,030.00     55,125.00     53,000.00      55,125.00
3......................    58,883.00         0.00       58,883.00     57,881.25     55,125.00      58,883.00
4......................    52,994.70       500.00       53,494.70     60,775.31     58,883.00      60,775.31
5......................    58,294.17         0.00       58,294.17     63,814.08     60,775.31      63,814.08
6......................    64,123.59       500.00       64,623.59     67,004.78     63,814.08      67,004.78
7......................    70,535.95         0.00       70,535.95     70,355.02     67,004.78      70,535.95
8......................    77,589.54       500.00       78,089.54     73,872.77     70,535.95      78,089.54
9......................    85,348.49         0.00       85,348.49     77,566.41     78,089.54      85,348.49
10.....................    93,883.34         0.00       93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                                                    HYPOTHETICAL
                       HYPOTHETICAL                    MARKET                                                HYPOTHETICAL
                       ACCUMULATED                     VALUE          DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR             VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------          ------------   -----------   ------------   -----------   -----------   -----------   ------------
1....................   $53,000.00    $     0.00      $  0.00      $53,000.00    $52,500.00    $50,000.00     $53,000.00
2....................    53,530.00          0.00       500.00       54,030.00     55,125.00     53,000.00      55,125.00
3....................     3,883.00     50,000.00         0.00        3,883.00      4,171.13      3,972.50       4,171.13
4....................     3,494.70          0.00       500.00        3,994.70      4,379.68      4,171.13       4,379.68
5....................     3,844.17          0.00         0.00        3,844.17      4,598.67      4,379.68       4,598.67
6....................     4,228.59          0.00       500.00        4,728.59      4,828.60      4,598.67       4,828.60
7....................     4,651.45          0.00         0.00        4,651.45      5,070.03      4,828.60       5,070.03
8....................     5,116.59          0.00       500.00        5,616.59      5,323.53      5,070.03       5,616.59
9....................     5,628.25          0.00         0.00        5,628.25      5,589.71      5,616.59       5,628.25
10...................       691.07      5,000.00         0.00          691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                                          HYPOTHETICAL
                                                           HYPOTHETICAL      MARKET
                                                           ACCUMULATED       VALUE       HYPOTHETICAL
CONTRACT YEAR                                                 VALUE        ADJUSTMENT    DEATH BENEFIT
-------------                                              ------------   ------------   -------------
1........................................................   $53,000.00      $  0.00       $53,000.00
2........................................................    53,530.00       500.00        54,030.00
3........................................................    58,883.00         0.00        58,883.00
4........................................................    52,994.70       500.00        53,494.70
5........................................................    58,294.17         0.00        58,294.17
6........................................................    64,123.59       500.00        64,623.59
7........................................................    70,535.95         0.00        70,535.95
8........................................................    77,589.54       500.00        78,089.54
9........................................................    85,348.49         0.00        85,348.49
10.......................................................    93,883.34         0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
  DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT (FORM
                                   A3020-92)

1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Commonwealth Annuity Select Resource I.

2. The waiver of surrender charge offered in Commonwealth Annuity Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Commonwealth Annuity Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW JERSEY UNDER EITHER Commonwealth Annuity SELECT RESOURCE I OR Commonwealth Annuity SELECT RESOURCE II."

3. The Withdrawal Without Surrender Charge privilege under Commonwealth Annuity Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Commonwealth Annuity Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Commonwealth Annuity Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Commonwealth Annuity Select Resource I in Oregon. The Fixed Account offered under Commonwealth Annuity Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Commonwealth Annuity Select Resource II)

6. The $30 Contract fee under Commonwealth Annuity Select Resource I is not waived under any circumstances.

7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
    (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Commonwealth Annuity Select Resource I contract rather than the examples on page 10 of this prospectus:

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of

0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,008     $1,727     $2,416     $4,380


2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $423      $1,278     $2,147     $4,380


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $790      $1,081     $1,354     $2,348


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $205       $634      $1,088     $2,348

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2009.

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.694      1.879      1.784      1.737      1.730      1.687      1.656      1.553
  End of Period....................    1.916      1.694      1.879      1.784      1.737      1.730      1.687      1.656
  Units Outstanding at End of
    Period (in thousands)..........   37,231     41,855     54,064     61,115     73,642     86,702    111,942    118,921

GOLDMAN SACHS EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.643      1.040      1.001      0.880      0.855      0.786      0.623      0.813
  End of Period....................    0.801      0.643      1.040      1.001      0.880      0.855      0.786      0.623
  Units Outstanding at End of
    Period (in thousands)..........   59,375     71,779     87,418    114,406    146,147    183,137    213,299     35,464

GOLDMAN SACHS GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.192      1.172      1.108      1.080      1.078      1.071      1.068      1.000
  End of Period....................    1.251      1.192      1.172      1.108      1.080      1.078      1.071      1.068
  Units Outstanding at End of
    Period (in thousands)..........   18,291     21,385     16,889     15,967     18,132     21,211     38,456     57,149

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.403      4.118      3.499      3.356      2.968      2.537      1.842      2.383
  End of Period....................    3.758      2.403      4.118      3.499      3.356      2.968      2.537      1.842
  Units Outstanding at End of
    Period (in thousands)..........   10,071     11,852     15,062     19,737     25,913     32,585     39,218     57,017

GOLDMAN SACHS MID CAP VALUE FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.332      2.152      2.115      1.859      1.759      1.495      1.095      1.327
  End of Period....................    1.744      1.332      2.152      2.115      1.859      1.759      1.495      1.095
  Units Outstanding at End of
    Period (in thousands)..........   16,111     20,130     25,869     33,311     41,697     51,760     62,506     78,287

GOLDMAN SACHS MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.484      1.472      1.422      1.378      1.360      1.367      1.375      1.372
  End of Period....................    1.465      1.484      1.472      1.422      1.378      1.360      1.367      1.375
  Units Outstanding at End of
    Period
  (in thousands)...................   35,981     51,918     52,473     52,521     57,329     68,857     93,968    180,361

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
GOLDMAN SACHS CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.459      1.340      1.371
  End of Period....................    1.553      1.459      1.340
  Units Outstanding at End of
    Period (in thousands)..........  127,566    114,184    110,437
GOLDMAN SACHS EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.937      1.000        N/A
  End of Period....................    0.813      0.937        N/A
  Units Outstanding at End of
    Period (in thousands)..........   16,661      1,156        N/A
GOLDMAN SACHS GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.444      2.321      1.878
  End of Period....................    2.383      2.444      2.321
  Units Outstanding at End of
    Period (in thousands)..........   64,079     74,845     62,949
GOLDMAN SACHS MID CAP VALUE FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.195      0.929      0.989
  End of Period....................    1.327      1.195      0.929
  Units Outstanding at End of
    Period (in thousands)..........   91,948     78,804     43,839
GOLDMAN SACHS MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.334      1.272      1.227
  End of Period....................    1.372      1.334      1.272
  Units Outstanding at End of
    Period
  (in thousands)...................  165,467    134,660    127,048

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS STRATEGIC GROWTH FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.433      2.503      2.308      2.145      2.026      1.912      1.536      2.151
  End of Period....................    2.084      1.433      2.503      2.308      2.145      2.026      1.912      1.536
  Units Outstanding at End of
    Period (in thousands)..........   30,189     35,908     43,582     55,864     69,410     89,713    110,128     84,037

GOLDMAN SACHS STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.231      2.315      2.177      1.817      1.640      1.453      1.153      1.451
  End of Period....................    1.558      1.231      2.315      2.177      1.817      1.640      1.453      1.153
  Units Outstanding at End of
    Period (in thousands)..........   21,369     24,890     29,909     37,902     48,390     62,631     79,065     87,250

GOLDMAN SACHS STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.778      1.255      1.296      1.166      1.116      1.025      0.814      1.000
  End of Period....................    0.928      0.778      1.255      1.296      1.166      1.116      1.025      0.814
  Units Outstanding at End of
    Period (in thousands)..........    1,847      1,779      1,877      2,306      2,130      2,384      2,557      2,155

ALLIANCEBERNSTEIN VPS GLOBAL
  THEMATIC GROWTH PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period..............    0.666      1.285      1.087      1.017      0.995      0.961      0.678      1.000
  End of Period....................    1.005      0.666      1.285      1.087      1.017      0.995      0.961      0.678
  Units Outstanding at End of
    Period (in thousands)..........      950        868      1,292      1,326      1,247      1,498      1,778        364

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.804      1.376      1.331      1.154      1.119      1.020      0.783      1.021
  End of Period....................    0.955      0.804      1.376      1.331      1.154      1.119      1.020      0.783
  Units Outstanding at End of
    Period (in thousands)..........   21,871     26,095     31,950     41,319     49,056     58,892     70,116     78,109

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.580      0.977      0.872      0.890      0.786      0.736      0.605      0.887
  End of Period....................    0.784      0.580      0.977      0.872      0.890      0.786      0.736      0.605
  Units Outstanding at End of
    Period (in thousands)..........    3,601      3,560      4,737      5,486      6,519      8,122     10,285     11,814

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
GOLDMAN SACHS STRATEGIC GROWTH FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.897      3.575      2.793
  End of Period....................    2.151      2.897      3.575
  Units Outstanding at End of
    Period (in thousands)..........  111,852    135,289    134,059
GOLDMAN SACHS STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.875      2.089      1.608
  End of Period....................    1.451      1.875      2.089
  Units Outstanding at End of
    Period (in thousands)..........  107,611    123,129    109,511
GOLDMAN SACHS STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VPS GLOBAL
  THEMATIC GROWTH PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.034      1.000        N/A
  End of Period....................    1.021      1.034        N/A
  Units Outstanding at End of
    Period (in thousands)..........   49,134      3,477        N/A
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.887        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    7,890        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.012      1.597      1.596      1.417      1.348      1.148      0.826      1.000
  End of Period....................    1.424      1.012      1.597      1.596      1.417      1.348      1.148      0.826
  Units Outstanding at End of
    Period (in thousands)..........    2,633      3,139      4,416      4,905      5,923      8,152      4,501      2,761

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.813      1.397      1.479      1.239      1.191      1.066      0.841      1.000
  End of Period....................    0.970      0.813      1.397      1.479      1.239      1.191      1.066      0.841
  Units Outstanding at End of
    Period (in thousands)..........    2,154      2,782      3,713      5,543      5,036      4,568      3,594      2,499

DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.972      1.497      1.547      1.335      1.299      1.119      0.775      0.990
  End of Period....................    1.213      0.972      1.497      1.547      1.336      1.299      1.119      0.775
  Units Outstanding at End of
    Period (in thousands)..........    3,047      3,614      5,203      6,806      7,795      9,675     10,849      8,991

DWS STRATEGIC VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.750      1.407      1.455      1.288      1.307      1.184      0.937      1.039
  End of Period....................    0.926     0. 750      1.407      1.455      1.288      1.307      1.184      0.937
  Units Outstanding at End of
    Period (in thousands)..........    2,638      3,068      3,669      4,599      5,812      6,810      7,951      8,796

DWS TECHNOLOGY VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.272      0.512      0.455      0.458      0.447      0.445      0.308      0.484
  End of Period....................    0.430      0.272      0.512      0.455      0.458      0.447      0.445      0.308
  Units Outstanding at End of
    Period (in thousands)..........    5,757      4,803      6,115      7,832      9,811     17,110     20,389     16,554

EATON VANCE VT FLOATING RATE-INCOME
  FUND
Unit Value:
  Beginning of Period..............    0.783      1.090      1.088      1.046      1.021      1.007      0.992      1.003
  End of Period....................    1.115      0.783      1.090      1.088      1.046      1.021      1.007      0.992
  Units Outstanding at End of
    Period (in thousands)..........    9,755     11,126     15,225     18,060     19,427     19,489     18,378     21,100

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.984      1.000        N/A
  End of Period....................    0.990      0.984        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,904         87        N/A
DWS STRATEGIC VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............    1.107      1.000        N/A
  End of Period....................    1.039      1.107        N/A
  Units Outstanding at End of
    Period (in thousands)..........    5,736        679        N/A
DWS TECHNOLOGY VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.727      1.000        N/A
  End of Period....................    0.484      0.727        N/A
  Units Outstanding at End of
    Period (in thousands)..........   12,020      4,507        N/A
EATON VANCE VT FLOATING RATE-INCOME
  FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    1.003        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,027        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
EATON VANCE VT WORLDWIDE HEALTH
  SCIENCES FUND
Unit Value:
  Beginning of Period..............    1.065      1.163      1.111      1.126      1.067      1.019      0.795      1,149
  End of Period....................    1.160      1.065      1.163      1.111      1.126      1.067      1.019      0.795
  Units Outstanding at End of
    Period (in thousands)..........    4,335      5,086      6,107      7,934      9,788     11,449     12,539     11,658

FIDELITY VIP
  CONTRAFUND-Registered Trademark-
  PORTFOLIO
Unit Value:
  Beginning of Period..............    0.899      1.586      1.368      1.242      1.077      0.946      0.747      0.836
  End of Period....................    1.203      0.899      1.586      1.368      1.242      1.077      0.946      0.747
  Units Outstanding at End of
    Period (in thousands)..........   22,646     27,351     34,328     39,323     42,028     36,499     30,644     28,591

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.589      2.810      2.807      2.368      2.269      2.063      1.605      1.961
  End of Period....................    2.040      1.589      2.810      2.807      2.368      2.269      2.063      1.605
  Units Outstanding at End of
    Period (in thousands)..........   24,467     29,480     37,240     46,520     57,749     73,279     85,422    105,303

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.490      2.861      2.285      2.169      2.079      2.040      1.557      2,260
  End of Period....................    1.885      1.490      2.861      2.285      2.169      2.079      2.040      1.557
  Units Outstanding at End of
    Period (in thousands)..........   18,417     21,946     26,316     32,819     40,830     52,885     62,334     74,649

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    0.692      1.203      1.088      0.975      0.919      0.881      0.722      0.878
  End of Period....................    0.867      0.692      1.203      1.088      0.975      0.919      0.881      0.722
  Units Outstanding at End of
    Period (in thousands)..........    5,167      6,091      8,773      9,280     11,245     13,053     15,016     14,260

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.103      1.491      1.471      1.341      1.324      1.225      0.977      0.957
  End of Period....................    1.565      1.103      1.491      1.471      1.341      1.324      1.225      0.977
  Units Outstanding at End of
    Period (in thousands)..........   22,399     24,893     31,959     39,175     47,686     61,378     80,700     89,461

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
EATON VANCE VT WORLDWIDE HEALTH
  SCIENCES FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    1.149        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    5,703        N/A        N/A
FIDELITY VIP
  CONTRAFUND-Registered Trademark-
  PORTFOLIO
Unit Value:
  Beginning of Period..............    0.966      1.000        N/A
  End of Period....................    0.836      0.966        N/A
  Units Outstanding at End of
    Period (in thousands)..........   16,731      4,509        N/A
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    2.092      1.957      1.867
  End of Period....................    1.961      2.092      1.957
  Units Outstanding at End of
    Period (in thousands)..........  119,522    122,812    114,059
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    2,783      3.171      2.340
  End of Period....................    2.260      2.783      3.171
  Units Outstanding at End of
    Period (in thousands)..........   95,897    111,920     90,071
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    0.976      1.000        N/A
  End of Period....................    0.878      0.976        N/A
  Units Outstanding at End of
    Period (in thousands)..........   14,337      1,485        N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.100      1.439      1.350
  End of Period....................    1.100      1.100      1.439
  Units Outstanding at End of
    Period (in thousands)..........  103,705     99,327     87,413

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    1.318      2.208      1,936      1.743      1.494      1.213      0.887      0.998
  End of Period....................    1.821      1.318      2.208      1.936      1.743      1.494      1.213      0.887
  Units Outstanding at End of
    Period (in thousands)..........   13,956     16,357     20,407     27,207     32,957     33,168     34,214     35,732

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.752      1.566      1.506      1.317      1.304      1.162      0.749      1.000
  End of Period....................    1.165      0.752      1.566      1.506      1.317      1.304      1.162      0.749
  Units Outstanding at End of
    Period (in thousands)..........    2,179      2.396      3,082      3,383      3,587      4,838      5,165        885

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.804      1.246      1.189      1.088      1.091      1.026      0.819      1.000
  End of Period....................    1.029      0.804      1.246      1.189      1.088      1.091      1.026      0.819
  Units Outstanding at End of
    Period (in thousands)..........    1,873      2,644      3,366      3,724      4,331      4,510      3,150      1,070

FT VIP FRANKLIN SMALL CAP VALUE
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.992      1.502      1.561      1.353      1.262      1.034      0.794      1.000
  End of Period....................    1.264      0.992      1.502      1.561      1.353      1.262      1.034      0.794
  Units Outstanding at End of
    Period (in thousands)..........    3,734      4,967      6,175      8,511      9,019      8,092      4,489      2,257

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.519      0.915      0.834      0.778      0.753      0.686      0.507      0.720
  End of Period....................    0.734      0.519      0.915      0.834      0.778      0.753      0.686      0.507
  Units Outstanding at End of
    Period (in thousands)..........    9,885     11,859     14,119     18,318     21,392     25,011     29,881     27,115

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.075      1.733      1.699      1.455      1.335      1.202      0.974      1.121
  End of Period....................    1.336      1.075      1.733      1.699      1.455      1.335      1.202      0.974
  Units Outstanding at End of
    Period (in thousands)..........   14,401     17,600     22,619     25,587     28,576     29,084     30,941      2,257

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    1.046      1.000        N/A
  End of Period....................    0.998      1.046        N/A
  Units Outstanding at End of
    Period (in thousands)..........   19,368      2,914        N/A
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP VALUE
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.862      1.000        N/A
  End of Period....................    0.720      0.862        N/A
  Units Outstanding at End of
    Period (in thousands)..........   12,372      1,055        N/A
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.062      1.000        N/A
  End of Period....................    1.121      1.062        N/A
  Units Outstanding at End of
    Period (in thousands)..........   22,617      1,151        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.041      1.770      1.555      1.299      1.195      1.023      0.785      1.000
  End of Period....................    1.406      1.041      1.770      1.555      1.299      1.195      1.023      0.785
  Units Outstanding at End of
    Period (in thousands)..........    6,608      7,681     10,111     11,965     13,604     10,905      6,831      4,058

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.482      0.851      0.770      0.715      0.686      0.622      0.622      0.653
  End of Period....................    0.576      0.482      0.851      0.770      0.715      0.686      0.622      0.622
  Units Outstanding at End of
    Period (in thousands)..........    5,645      7,152      8,012      9,358     11,353     14,459     17,422     17,422

INVESCO V.I. CORE EQUITY FUND
  (SERVICE I SHARES)
Unit Value:
  Beginning of Period..............    0.621      0.901      0.846      0.744      0.714      0.685      0.555      0.808
  End of Period....................    0.785      0.621      0.901      0.846      0.744      0.714      0.685      0.555
  Units Outstanding at End of
    Period (in thousands)..........    8,432      9,685     11,116     13,191     15,631     18,766     23,728     27,915

INVESCO V.I. DYNAMICS FUND (SERVICE
  I SHARES)
Unit Value:
  Beginning of Period..............    0.411      0.803      0.726      0.634      0.580      0.519      0.382      0.569
  End of Period....................    0.577      0.411      0.803      0.726      0.634      0.580      0.519      0.382
  Units Outstanding at End of
    Period (in thousands)..........    2,204      2,733      3,999      6,848      7,974     10,597     12,607     13,272

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.760      1.000      0.979      0.944      0.885      0.834      0.662      0.889
  End of Period....................    0.957      0.760      1.080      0.979      0.944      0.885      0.834      0.662
  Units Outstanding at End of
    Period (in thousands)..........    2,818      3,516      4,123      5,536      7,366      8,979     10,760     12,323

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.488      0.802      0.704      0.661      0.648      0.628      0.509      0.699
  End of Period....................    0.606      0.488      0.802      0.704      0.661      0.648      0.628      0.509
  Units Outstanding at End of
    Period (in thousands)..........    6,933      8,605     11,326     13,537     16,926     20,414     23,608     24,811

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.896      1.000        N/A
  End of Period....................    0.653      0.896        N/A
  Units Outstanding at End of
    Period (in thousands)..........   13,106      2,982        N/A
INVESCO V.I. CORE EQUITY FUND
  (SERVICE I SHARES)
Unit Value:
  Beginning of Period..............    0.937      1.000        N/A
  End of Period....................    0.808      0.937        N/A
  Units Outstanding at End of
    Period (in thousands)..........   25,862      2,405        N/A
INVESCO V.I. DYNAMICS FUND (SERVICE
  I SHARES)
Unit Value:
  Beginning of Period..............    0.838      1.000        N/A
  End of Period....................    0.569      0.838        N/A
  Units Outstanding at End of
    Period (in thousands)..........   10,159      1,664        N/A
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    1.031      1.000        N/A
  End of Period....................    0.889      1.031        N/A
  Units Outstanding at End of
    Period (in thousands)..........    9,811      2,059        N/A
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.915      1.000        N/A
  End of Period....................    0.699      0.915        N/A
  Units Outstanding at End of
    Period (in thousands)..........   18,589      2,625        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of Period..............    0.598      1.260      1.261      1.132      1.089      0.996      0.758      1.000
  End of Period....................    0.870      0.598      1.260      1.261      1.132      1.089      0.996      0.758
  Units Outstanding at End of
    Period (in thousands)..........    3,276      3,549      4,500      5,862      7,824     10,386     10,164      7,356

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period..............    0.787      1.510      1.385      1.208      1.122      0.987      0.741      1.000
  End of Period....................    1.102      0.787      1.510      1.385      1.208      1.122      0.987      0.741
  Units Outstanding at End of
    Period (in thousands)..........      494        618        933      1,153      1,073      1,483      1,329        284

JANUS ASPEN ENTERPRISE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.407      0.735      0.612      0.548      0.496      0.417      0.314      0.443
  End of Period....................    0.579      0.407      0.735      0.612      0.548      0.496      0.417      0.314
  Units Outstanding at End of
    Period (in thousands)..........    4,149      4,783      7,191      6,313      7,017      7,398      8,603     10,681

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.456      0.770      0.680      0.620      0.605      0.589      0.454      0.629
  End of Period....................    0.612      0.456      0.770      0.680      0.620      0.605      0.589      0.454
  Units Outstanding at End of
    Period (in thousands)..........    9,948     11,808     14,397     16,157     18,834     22,842     26,135     30,199

JANUS ASPEN OVERSEAS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.839      1.782      1.412      0.977      0.751      0.641      0.484      0.484
  End of Period....................    1.482      0.839      1.782      1.412      0.977      0.751      0.641      0.484
  Units Outstanding at End of
    Period (in thousands)..........   10,446     11,556     15,018     16.132     15,571     13,033     15,184     18,862

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.569      1.191      1.103      1.094      1.079      0.956      0.710      1.000
  End of Period....................    0.792      0.569      1.191      1.103      1.094      1.079      0.956      0.710
  Units Outstanding at End of
    Period (in thousands)..........    1,577      1,845      2,737      3,258      4,311      5,677      3,896      1,076

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN ENTERPRISE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.744      1.000        N/A
  End of Period....................    0.443      0.744        N/A
  Units Outstanding at End of
    Period (in thousands)..........   12,347      1,707        N/A
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.849      1.000        N/A
  End of Period....................    0.629      0.849        N/A
  Units Outstanding at End of
    Period (in thousands)..........   16,948      3,332        N/A
JANUS ASPEN OVERSEAS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.875      1.000        N/A
  End of Period....................    0.641      0.875        N/A
  Units Outstanding at End of
    Period (in thousands)..........   15,184      3,263        N/A
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.714      1.197      1.187      1.066      1.029      0.983      0.747      1.000
  End of Period....................    1.147      0.714      1.197      1.187      1.066      1.029      0.983      0.747
  Units Outstanding at End of
    Period (in thousands)..........    1,696      1,018      1,132      1,549      1,585      2,084      1,800        644

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.004      1.311      1.280      1.163      1.149      1.050      0.918      1.000
  End of Period....................    1.166      1.004      1.311      1.280      1.163      1.149      1.050      8,179
  Units Outstanding at End of
    Period (in thousands)..........    9,380     11,112     13,289     16,085     19,446     16,967     13,317      8,179

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.639      2.674      2.126      1.646      1.432      1.119      0.837      1.000
  End of Period....................    2.148      1.639      2.674      2.126      1.646      1.432      1.119      0.837
  Units Outstanding at End of
    Period (in thousands)..........    3,193      4,103      5,242      5,822      6,230      4,031      2,152        779

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.757      1.361      1.334      1.220      1.194      1.103      0.897      1.000
  End of Period....................    0.907      0.757      1.361      1.334      1.220      1.194      1.103      0.897
  Units Outstanding at End of
    Period (in thousands)..........    2,606      3,905      5,067      5,476      4,512      3,299      2,025        616

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.702      1.311      1.168      1.100      1.064      1.012      0.785      1.000
  End of Period....................    0.998      0.702      1.311      1.168      1.100      1.064      1.012      0.785
  Units Outstanding at End of
    Period (in thousands)..........    2,856      3,266      4,421      7,062      8,402      6,220      4,649      2,037

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.018      1.730      1.654      1.430      1.271      1.084      0.770      1.000
  End of Period....................    1.399      1.018      1.730      1.654      1.430      1.271      1.084      0.770
  Units Outstanding at End of
    Period (in thousands)..........    5,898      7,617     11,014     13,958     15,317     11,880      7,050      3,478

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.278      1.316      1.341      1.246      1.238      1.155      0.946      1.000
  End of Period....................    0.345      0.278      1.316      1.341      1.246      1.238      1.155      0.946
  Units Outstanding at End of
    Period (in thousands)..........    6,165      5,287      6,296      7,237      8,044     10,199     10,871      6,429

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.792      1.308      1.274      1.126      1.080      1.003      0.805      1.000
  End of Period....................    0.999      0.792      1.308      1.274      1.126      1.080      1.003      0.805
  Units Outstanding at End of
    Period (in thousands)..........    1,737      2,299      3,024      3,801      4,771      5,221      4,518      3,011

PIONEER FUND VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period..............    0.763      1.180      1.142      0.995      0.953      0.871      0.716      0.899
  End of Period....................    0.940      0.763      1.180      1.142      0.995      0.953      0.871      0.716
  Units Outstanding at End of
    Period (in thousands)..........    3,720      5,525      5,991      7,922      9,219      9,507      8,096      8,671

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.418      2.333      2.925      2.173      1.919      1.437      1.084      1.075
  End of Period....................    1.839      1.418      2.333      2.925      2.173      1.919      1.437      1.084
  Units Outstanding at End of
    Period (in thousands)..........    3,718      4,828      6,594      9,661     10,741     11,633     11,433     12,231

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.006      1.988      1.784      1.519      1.328      1.184      0.920      1.142
  End of Period....................    1.511      1.006      1.988      1.784      1.519      1.328      1.184      0.920
  Units Outstanding at End of
    Period (in thousands)..........   19,111     23,278     26,681     32,378     37,547     47,389     55,172     67,555

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
PIONEER FUND VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.899        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,277        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    3,475        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,475        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.488      1.837      1.398
  End of Period....................    1.142      1.488      1.837
  Units Outstanding at End of
    Period (in thousands)..........   65,264     62,055     49,814

                                   APPENDIX F
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).



This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.



Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.



A.  REVOCATION



Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.



B.  STATUTORY REQUIREMENTS



The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.



1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.



2.  The Contract must be nontransferable by the Owner.



3.  The Contract must have flexible premiums.



4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.



If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.



5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.



6. The Contract must be for the exclusive benefit of you and your Beneficiaries.



C.  ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS



1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.



2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.



3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).



4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.



5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.



6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D.  CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS



1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2010. After 2010, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2010 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).



3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:



    a.  The maximum annual contribution, or



    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.



The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.



4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:



       JOINT RETURNS:  $89,000-$109,000



       SINGLE TAXPAYERS:  $55,000-$65,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.



To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.



5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.



6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.



7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2009, depending on the taxpayer's adjusted gross income.



E.  SEP IRAS



1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.



2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).



F.  SIMPLE IRAS



1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.



2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2010. After 2010, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2010, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.



3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.



4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.



G.  TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS



1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.



2. In general, taxable distributions are included in your gross income in the year you receive them.



3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.



H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS



You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).



Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.



The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.



If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distRIBUTIONS OF THESE AMOUNTS FROM ANY ONE OR MORE OF YOUR IRAS.



IN ADDITION, THE AFTER-DEATH MINIMUM distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.



If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.



I.  ROTH IRAS



1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.



2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.



3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.



4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J.  ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS



1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.



2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).



The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:



    (a) the excess of (i) your adjusted gross income for the taxable year, over
       (ii) the "applicable dollar amount," bears to



    (b) $15,000 (or $10,000 if you are married).



For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $166,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $105,000 for any other individual. These amounts may be indexed for cost of living increases in future years.



A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.



K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS



1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.



You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.



The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.



2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.



3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.



4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS --All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.



A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.



UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.



5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.



L.  INCOME TAX CONSEQUENCES OF ROTH IRAS



1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.



An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.



M. TAX ON EXCESS CONTRIBUTIONS



1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.



2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.



N.  TAX ON PREMATURE DISTRIBUTIONS



There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:



1.  To amounts that are rolled over or transferred tax free;



2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);



3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;



4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or



5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O.  EXCISE TAX REPORTING



Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.



P.  BORROWING



If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)



Q.  REPORTING



We will provide you with any reports required by the Internal Revenue Service.



R.  ESTATE TAX



Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.



S.  FINANCIAL DISCLOSURE



1. We deduct a daily charge from your Separate Account Contract Value equal to 1.40%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.



2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.



3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."



4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.



5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY SELECT RESOURCE I AND II PROSPECTUS OF COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT DATED APRIL 30, 2010 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.

                                DATED APRIL 30, 2010


Commonwealth Annuity Select Resource I & II

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                             3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY              4

SERVICES                                                                    5

UNDERWRITERS                                                                6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                  6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                 8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                               8

PERFORMANCE INFORMATION                                                    10

FINANCIAL STATEMENTS                                                       F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with its purchase of the Company in December 2005, Goldman Sachs has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.


Commonwealth Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio

AllianceBernstein VPS Value Portfolio

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Large Cap Growth Fund

DWS INVESTMENTS  VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Strategic Value VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Overseas Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Enterprise Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of the Commonwealth Select Separate Account of the Company as of December 31, 2009 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.22%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                                  UNDERWRITERS


Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.





The aggregate amounts of commissions paid to SDI in 2007 for sales of all policies funded by the Commonwealth Select Separate Account (including contracts not described in the Prospectus) was $3,633,179.19. and the aggregate amounts paid to Epoch for the years 2008 and 2009 were $2,688,525.20 and $2,009,584.29, respectively. No commissions were retained by SDI or Epoch for sales of all contracts funded by the Commonwealth Select Separate Account (including contracts not described in the Prospectus) for the years 2007, 2008 and 2009.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period              $1.135000

(2)  Value of Assets -- Beginning of Valuation Period                 $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses        $1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2)                                                     0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)              0.000039

(6)  Net Investment Rate (4) - (5)                                      0.000296

(7)  Net Investment Factor 1.000000 + (6)                               1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)               $1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment if applicable and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided in "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" under DESCRIPTION OF THE CONTRACT in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                              MINIMUM
 CONTRACT       MINIMUM      GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE   INCOME(1)
-----------   ------------   ----------
    10          $162,889       $12,153
    15          $207,892       $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T)TO THE POWER OF(n)  = ERV

                       Where: P  = a hypothetical initial payment to the
                                   Variable Account of $1,000

           T  = average annual total return

           n  = number of years

          ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO   CHARGE AS PERCENTAGE OF NEW
     DATE OF WITHDRAWAL         PURCHASE PAYMENTS WITHDRAWN
-----------------------------   ---------------------------
             0 - 1                           6.5%
               2                             6.0%
               3                             5.0%
               4                             4.0%
               5                             3.0%
               6                             2.0%
               7                             1.0%
          More than 7                        0.0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)TO THE POWER OF(n)  = EV

                     Where:  P   = a hypothetical initial payment to the
                                   Variable Account of $1,000

                             T   = average annual total return

                             n   = number of years

                            EV   = the ending value of the $1,000 payment at the
                                   end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-

Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2009
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        FOR YEAR              SINCE
                                                          SUB-ACCOUNT     ENDED            INCEPTION OF
                                                        INCEPTION DATE  12/31/09  5 YEARS  SUB-ACCOUNT
                                                        --------------  --------  -------  ------------
Goldman Sachs VIT Core Fixed Income Fund                   01/09/06       17.92     N/A       -4.12
Goldman Sachs VIT Equity Index Fund                        01/09/06       -1.20     N/A        2.79
Goldman Sachs VIT Government Income Fund                   01/09/06       49.63     N/A        0.72
Goldman Sachs VIT Growth Opportunities Fund                01/09/06       24.27     N/A       -3.30
Goldman Sachs VIT Mid Cap Value Fund                       01/09/06       -7.15     N/A        0.49
Goldman Sachs VIT Money Market Fund                        01/09/06       38.50     N/A       -3.14
Goldman Sachs VIT Strategic Growth Fund                    01/09/06       19.75     N/A       -6.19
Goldman Sachs VIT Strategic International Equity Fund      01/09/06       12.70     N/A       -7.25
Goldman Sachs VIT Structured U.S. Equity Fund              01/09/06       12.87    -3.97      -5.82
Invesco V.I. Capital Appreciation Fund                      10/6/00       19.98     1.34      -2.60
Invesco V.I. Core Equity Fund                               10/6/00       33.94    -0.67      -5.79
Invesco V.I. Dynamics Fund                                  10/6/00       19.38     1.01      -0.49
Invesco V.I. Global Health Care Fund                        10/6/00       17.72    -1.86      -5.29
Invesco V.I. Large Cap Growth Fund                          10/6/00       39.17    -4.91      -1.80
Invesco V.I. Basic Value Fund                                5/1/02       33.50    -0.90       1.27
Invesco V.I. Capital Development Fund                        5/1/02       44.50    -0.35       0.07
AllianceBernstein VPS Global Thematic Growth Portfolio       5/1/02       12.12    -3.69      -0.54
AllianceBernstein VPS Growth and Income Portfolio           10/6/00       28.66    -0.63      -2.75
AllianceBernstein VPS Large Cap Growth Portfolio            2/23/01       34.16     0.54       4.71
AllianceBernstein VPS Small/Mid Cap Value Portfolio          5/1/02       12.84    -4.56      -0.40
AllianceBernstein VPS Value Portfolio                        5/1/02       18.29    -1.91       2.11
DWS Small Cap Index VIP                                     10/6/00       17.03    -7.18      -0.84
DWS Strategic Value VIP                                     10/6/00       51.67    -1.35      -8.75
DWS Technology VIP                                          10/6/00       35.78     1.20       1.25
Eaton Vance VT Floating-Rate Income Fund                     5/1/01        2.49     1.11       1.72
Eaton Vance VT Worldwide Health Sciences Fund                5/1/01        6.33     N/A        1.28
Fidelity VIP Contrafund(R) Portfolio                        10/6/00       27.30     1.67       2.01
Fidelity VIP Equity-Income Portfolio                         5/1/95       21.58    -2.95       0.14
Fidelity VIP Growth Portfolio                              5/1/1995       19.67    -2.80      -5.52
Fidelity VIP Growth & Income Portfolio                    10/6/2000       18.91    -1.70      -1.54
Fidelity VIP High Income Portfolio                           5/1/95       35.23     2.65       0.60
Fidelity VIP Mid Cap Portfolio                              10/6/00       31.60     3.50       6.69
Fidelity VIP Value Strategies Portfolio                      5/1/02       48.45    -2.75       2.01
FT VIP Franklin Large Cap Growth Securities Fund             5/1/02       21.41    -1.72       0.37
FT VIP Franklin Small Cap Value Securities Fund              5/1/02       20.85    -0.52       3.10
FT VIP Franklin Small-Mid Cap Growth Securities Fund        10/6/00       35.05    -1.07      -3.30
FT VIP Mutual Shares Securities Fund                        10/6/00       17.75    -0.56       3.16
FT VIP Templeton Foreign Securities Fund                    5/01/02       28.62     2.76       4.54

                                                                        FOR YEAR               SINCE
                                                         SUB-ACCOUNT     ENDED             INCEPTION OF
                                                        INCEPTION DATE  12/31/09  5 YEARS   SUB-ACCOUNT
                                                        --------------  --------  -------  ------------
Janus Aspen Enterprise Portfolio                            10/6/00       35.92      2.61      -5.75
Janus Aspen Janus Portfolio                                 10/6/00       27.60     -0.33      -5.20
Janus Aspen Overseas Portfolio                              10/6/00       70.05     14.22       4.34
MFS(R) Mid Cap Growth Series                                 5/1/02       32.77     -6.51      -3.00
MFS(R) New Discovery Series                                  5/1/02       54.14      1.62       1.80
MFS(R) Total Return Series                                   5/1/02        9.57     -0.27       2.02
MFS(R) Utilities Series                                      5/1/02       24.51      8.00      10.48
Oppenheimer Balanced Fund/VA                                 5/1/02       13.40     -5.86      -1.26
Oppenheimer Capital Appreciation Fund/VA                     5/1/02       35.63     -1.80      -0.02
Oppenheimer Global Securities Fund/VA                        5/1/02       30.90      1.37       4.47
Oppenheimer High Income Fund/VA                              5/1/02       17.68    -22.97     -12.95
Oppenheimer Main Street Fund(R)/VA                           5/1/02       19.70     -2.08      -0.01
Pioneer Fund VCT Portfolio                                   5/1/01       16.65     -0.81      -0.71
Pioneer Real Estate Shares VCT Portfolio                     5/1/01       23.20     -1.40       7.28
T. Rowe Price International Stock Portfolio                  5/1/95       43.57      1.89      -2.19

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2009
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                        FOR YEAR              SINCE
                                                           SUB-ACCOUNT    ENDED            INCEPTION OF
                                                         INCEPTION DATE 12/31/09  5 YEARS  SUB-ACCOUNT
                                                        --------------  --------  -------  ------------
Goldman Sachs VIT Core Fixed Income Fund                      1/9/06      13.08     N/A        2.46
Goldman Sachs VIT Equity Index Fund                           1/9/06      24.52     N/A       -3.13
Goldman Sachs VIT Government Income Fund                      1/9/06       4.95     N/A        3.72
Goldman Sachs VIT Growth Opportunities Fund                   1/9/06      56.37     N/A        1.92
Goldman Sachs VIT Mid Cap Value Fund                          1/9/06      30.92     N/A       -2.23
Goldman Sachs VIT Money Market Fund                           1/9/06      -1.26     N/A        1.54
Goldman Sachs VIT Strategic Growth Fund                       1/9/06      45.43     N/A       -1.76
Goldman Sachs VIT Strategic International Equity Fund         1/9/06      26.57     N/A       -4.96
Goldman Sachs VIT Structured U.S. Equity Fund                 1/9/06      19.20     N/A       -6.39
Invesco V.I. Capital Appreciation Fund                       10/6/00      19.38    -3.43      -5.80
Invesco V.I. Core Equity Fund                                10/6/00      26.50     1.92      -2.58
Invesco V.I. Dynamics Fund                                   10/6/00      40.45    -0.12      -5.78
Invesco V.I. Global Health Care Fund                         10/6/00      25.89     1.57      -0.48
Invesco V.I. Large Cap Growth Fund                           10/6/00      24.23    -1.32      -5.27
Invesco V.I. Basic Value Fund                                 5/1/02      45.67    -4.38      -1.79
Invesco V.I. Capital Development Fund                         5/1/02      40.00    -0.35       1.27
AllianceBernstein VPS Global Thematic Growth Portfolio        5/1/02      51.00     0.19       0.07
AllianceBernstein VPS Growth and Income Portfolio            10/6/00      18.66    -3.12      -0.50
AllianceBernstein VPS Large Cap Growth Portfolio             2/23/01      35.19    -0.06      -2.72
AllianceBernstein VPS Small/Mid Cap Value Portfolio           5/1/02      40.66     1.10       4.71
AllianceBernstein VPS Value Portfolio                         5/1/02      19.34    -4.03      -0.40
DWS Small Cap Index VIP                                      10/6/00      23.54    -6.66      -0.83
DWS Strategic Value VIP                                      10/6/00      24.80    -1.36       2.12
DWS Technology VIP                                           10/6/00      58.17    -0.80      -8.74
Eaton Vance VT Floating-Rate Income Fund                      5/1/01      42.29     1.76       1.26
Eaton Vance VT Worldwide Health Sciences Fund                 5/1/01       8.86     1.67       1.72
Fidelity VIP Contrafund(R) Portfolio                         10/6/00      33.81     2.24       2.02
Fidelity VIP Equity-Income Portfolio                          5/1/95      28.38    -2.11       0.41
Fidelity VIP Growth Portfolio                               5/1/1995      26.49    -1.94      -5.07
Fidelity VIP Growth & Income Portfolio                     10/6/2000      25.42    -1.15      -1.53
Fidelity VIP High Income Portfolio                            5/1/95      41.94     3.40       0.84
Fidelity VIP Mid Cap Portfolio                               10/6/00      38.13     4.04       6.70
Fidelity VIP Value Strategies Portfolio                       5/1/02      54.95    -2.22       2.02
FT VIP Franklin Large Cap Growth Securities Fund              5/1/02      27.92    -1.18       0.37
FT VIP Franklin Small Cap Value Securities Fund               5/1/02      27.35     0.03       3.10
FT VIP Franklin Small-Mid Cap Growth Securities Fund         10/6/00      41.56    -0.51      -3.29
FT VIP Mutual Shares Securities Fund                         10/6/00      24.28     0.01       3.19
FT VIP Templeton Foreign Securities Fund                      5/1/02      35.13     3.30       4.55
Janus Aspen Enterprise Portfolio                             10/6/00      42.42     3.15      -5.74
Janus Aspen Janus Portfolio                                  10/6/00      34.11     0.23      -5.18
Janus Aspen Overseas Portfolio                               10/6/00      76.57    14.57       4.35
MFS(R) Mid Cap Growth Series                                  5/1/02      39.27    -5.99      -3.00

                                                                        FOR YEAR              SINCE
                                                          SUB-ACCOUNT     ENDED            INCEPTION OF
                                                        INCEPTION DATE  12/31/09  5 YEARS  SUB-ACCOUNT
                                                        --------------  --------  -------  ------------
MFS(R) New Discovery Series                                 5/1/02       -40.37     -6.20      -4.93
MFS(R) Total Return Series                                  5/1/02        60.64      2.18       1.80
MFS(R) Utilities Series                                     5/1/02        16.08      0.29       2.02
Oppenheimer Balanced Fund/VA                                5/1/02        31.01      8.44      10.48
Oppenheimer Capital Appreciation Fund/VA                    5/1/02        19.90     -5.34      -1.26
Oppenheimer Global Securities Fund/VA                       5/1/02        42.13     -1.26      -0.02
Oppenheimer High Income Fund/VA                             5/1/02        37.40      1.93       4.47
Oppenheimer Main Street Fund(R)/VA                          5/1/02        24.19    -22.54     -12.95
Pioneer Fund VCT Portfolio                                  5/1/01        26.20     -1.54      -0.01
Pioneer Real Estate Shares VCT Portfolio                    5/1/01        23.16     -0.27      -0.71
T. Rowe Price International Stock Portfolio                 5/1/95        29.71     -0.84       7.28

YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS VIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs VIT Money Market Sub-Account for the seven-day period ended December 31, 2009:

     Yield             -1.38%
     Effective Yield   -1.39%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs VIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [(base period return + 1)TO THE POWER OF(365/7)]-1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Select Separate Account.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, the Company acquired First Allmerica Financial Life Insurance Company on January 2, 2009.

As discussed in Notes 5 and 14 to the consolidated financial statements, the Company entered into significant reinsurance transactions during 2009.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 28, 2010

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                               2009            2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,797.8
         and $959.7 in 2009 and 2008, respectively)                                     $    2,954.4   $      929.3
      Trading fixed maturities at fair value (amortized cost of $397.2 in 2009)                424.5              -
      Equity securities at fair value (cost of $0.1 and $93.5
         in 2009 and 2008, respectively)                                                         0.1           68.1
      Policy loans                                                                             320.3           92.9
                                                                                        ------------   ------------
         Total investments                                                                   3,699.3        1,090.3
                                                                                        ------------   ------------
   Cash and cash equivalents                                                                   300.2          277.4
   Accrued investment income                                                                    41.1           12.3
   Premiums, accounts and notes receivable, net                                                  2.7              -
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
    modified coinsurance                                                                     4,824.1        2,572.6
   Value of business acquired                                                                   30.3          146.5
   Deferred policy acquisition costs                                                           243.3          118.3
   Deferred federal income taxes                                                               137.9          139.3
   Derivative instruments receivable                                                           149.3          182.9
   Other assets                                                                                 20.5           74.7
   Separate account assets                                                                   4,186.5        3,659.8
                                                                                        ------------   ------------
         Total assets                                                                   $   13,635.2   $    8,274.1
                                                                                        ============   ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $579.0
         in 2009)                                                                       $    5,870.2   $    3,748.6
      Outstanding claims and losses (includes liabilities with a fair value of
         $6.5 in 2009)                                                                         101.7           16.3
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $98.6 in 2009)                             282.5           65.6
                                                                                        ------------   ------------
         Total policy liabilities and accruals                                               6,254.4        3,830.5
                                                                                        ------------   ------------
   Derivative instruments payable                                                               61.5           57.7
   Collateral on derivative instruments                                                         53.6           60.0
   Accrued expenses and other liabilities                                                       83.5           46.5
   Reinsurance payable                                                                       2,017.5           25.5
   Separate account liabilities                                                              4,186.5        3,659.8
                                                                                        ------------   ------------
         Total liabilities                                                              $   12,657.0   $    7,680.0
                                                                                        ------------   ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                                               $        2.5   $        2.5
   Additional paid-in capital                                                                  716.9          466.9
   Accumulated other comprehensive income/(loss)                                                66.6          (25.0)
   Retained earnings                                                                           192.2          149.7
                                                                                        ------------   ------------
         Total shareholder's equity                                                            978.2          594.1
                                                                                        ------------   ------------
         Total liabilities and shareholder's equity                                     $   13,635.2   $    8,274.1
                                                                                        ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                      2009            2008           2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                                        $      48.5    $         -    $         -
   Universal life and investment product policy fees                                     234.7          189.6          239.6
   Net investment income                                                                 323.3          125.6          137.5
   Net realized investment gains/(losses)
       Total other-than-temporary impairment ("OTTI") losses                             (10.0)         (42.0)             -
       OTTI losses recognized in other comprehensive income                               (2.6)             -              -
                                                                                   -----------------------------------------
       Net OTTI losses recognized in earnings                                             (7.4)         (42.0)             -
       Net realized capital gains/(losses), excluding net OTTI losses
         recognized in earnings                                                           30.0           (7.6)           5.9
                                                                                   -----------------------------------------
   Total net realized investment gains/(losses)                                           22.6          (49.6)           5.9
   Other income                                                                            7.1           21.6           19.9
                                                                                   -----------------------------------------
      Total revenues                                                                     636.2          287.2          402.9
                                                                                   -----------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                          346.5          297.1          141.7
   Policy acquisition expenses                                                            96.8          106.9           52.7
   Losses/(gains) on derivative instruments                                               27.5         (175.6)           6.8
   Other operating expenses                                                               67.6           59.5           70.1
                                                                                   -----------------------------------------
      Total benefits, losses and expenses                                                538.4          287.9          271.3
                                                                                   -----------------------------------------
      Income/(loss) before federal income taxes                                           97.8           (0.7)         131.6
                                                                                   -----------------------------------------
FEDERAL INCOME TAX EXPENSE
     Total federal income tax expense                                                      6.3           10.8           34.6
                                                                                   -----------------------------------------
Net income/(loss)                                                                  $      91.5    $     (11.5)   $      97.0
                                                                                   =========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           ADDITIONAL     ACCUMULATED OTHER                       TOTAL
                                             COMMON         PAID-IN         COMPREHENSIVE        RETAINED     SHAREHOLDER'S
(IN MILLIONS)                                 STOCK         CAPITAL         INCOME/(LOSS)        EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2007                 $       2.5    $      416.9    $            (1.2)   $       64.2   $       482.4

Net income                                                                                             97.0            97.0

Other comprehensive income -
Net unrealized losses                                                                  (2.0)                           (2.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007               $       2.5    $      416.9    $            (3.2)   $      161.2   $       577.4
                                           ================================================================================

Net loss                                                                                              (11.5)          (11.5)

Other comprehensive income -
Net unrealized losses                                                                 (21.8)                          (21.8)
Capital contribution                                              50.0                                                 50.0
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008               $       2.5    $      466.9    $           (25.0)   $      149.7   $       594.1
                                           ================================================================================

Net income                                                                                             91.5            91.5
Cumulative effect of change in
accounting principle, net of income
tax (Note 3O)                                                                          (7.9)           11.0             3.1
Other comprehensive income -
Net unrealized gains                                                                   99.5                            99.5
Capital contribution                                             250.0                                                250.0
Dividend to shareholder                                                                               (60.0)          (60.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009               $       2.5    $      716.9    $            66.6    $      192.2   $       978.2
                                           ================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                       2009            2008            2007
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                   --------------------------------------------
Net income/(loss)                                                  $       91.5    $      (11.5)   $       97.0
                                                                   --------------------------------------------

Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period                   153.1           (33.5)           (3.0)
      (Expense)/benefit for deferred federal income taxes                 (53.6)           11.7             1.0
                                                                   --------------------------------------------
   Total available-for-sales securities                                    99.5           (21.8)           (2.0)
                                                                   --------------------------------------------
Comprehensive income/(loss)                                        $      191.0    $      (33.3)   $       95.0
                                                                   ============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                                $     91.5    $    (11.5)   $     97.0
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                  (27.5)            -             -
      Net realized investment (gains)/losses                                             (22.6)         49.6          (5.9)
      Non cash derivative activity                                                        27.4        (172.6)         (7.4)
      Net accretion and amortization on investments                                      (56.6)         (1.1)          0.7
      Net amortization and depreciation                                                  100.7         107.5          52.7
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                                0.8             -             -
      Deferred federal income taxes                                                        6.3          10.8          34.6
      Change in deferred policy acquisition costs                                         (4.1)         13.8         (53.0)
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                            7.7           4.1          16.9
      Change in accrued investment income                                                 (5.3)         (1.0)          1.6
      Change in policy liabilities and accruals, net                                    (372.2)        622.5        (281.5)
      Change in reinsurance receivable and modified coinsurance                          109.6        (502.6)        104.8
      Change in accrued expenses and other liabilities                                   (64.1)         (9.9)         (4.4)
      Other, net                                                                          57.6          11.5         (17.0)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by operating activities                              (150.8)        121.1         (60.9)
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                   1,751.2       1,511.5         736.1
      Proceeds from maturities of available-for-sale fixed maturities                    519.6          39.3          37.8
      Proceeds from disposals of trading fixed maturities                                 68.0             -             -
      Proceeds from maturities of trading fixed maturities                                49.1             -             -
      Proceeds from disposals of other investments                                       108.3         271.9          19.3
      Business acquisitions, net of cash acquired                                          7.2             -             -
      Purchase of available-for-sale fixed maturities                                 (2,527.9)     (1,580.2)       (662.4)
      Purchase of trading fixed maturities                                               (60.5)            -             -
      Purchase of equity securities                                                          -             -         (43.7)
      Purchase of other investments                                                          -        (212.9)        (20.3)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by investing activities                               (85.0)         29.6          66.8
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                         69.5          19.3          (7.4)
      Withdrawals from trust instruments supported by funding obligations                 (0.9)            -             -
      Capital contribution                                                               250.0          50.0             -
      Dividend to shareholder                                                            (60.0)            -             -
                                                                                    ----------    ----------    ----------
       Net cash provided by/(used in) financing activities                               258.6          69.3          (7.4)
                                                                                    ----------    ----------    ----------
       Net change in cash and cash equivalents                                            22.8         220.0          (1.5)
       Cash and cash equivalents, beginning of period                                    277.4          57.4          58.9
                                                                                    ----------    ----------    ----------
       Cash and cash equivalents, end of period                                     $    300.2    $    277.4    $     57.4
                                                                                    ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of variable annuities, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began to issue variable annuity products primarily in the 403(b) and other qualified plan markets. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction").

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, THG sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets were also transferred as part of this agreement.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2009, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance products, group retirement products, Guaranteed Investment Contracts ("GICs"), and an exited accident and health business, including group life and health voluntary pools.

The Transaction was accounted for using the purchase method under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2009 and December 31, 2008. See Note 4 - Purchase Accounting, for a purchase accounting balance sheet containing the changes.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Securities which the Company has elected to measure at fair value under the fair value option are carried at aggregate fair value with changes in fair value reported as a component of net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts", are reported as a component of revenues based upon specific identification of the investment assets sold. With the adoption of the provisions of FASB ASC 320, "Investments - Debt and Equity Securities," the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis. Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories: credit loss and non-credit loss. The credit loss portion is charged to net realized investment gains (losses) in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income
(loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income
(loss) and not in earnings.

Prior to the adoption of the provisions of FASB ASC 320 on April 1, 2009, the Company's accounting policy for impairments required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security. Additionally, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss would also be recorded in earnings.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contractholder.

   B. FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage backed and asset backed products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding was classified within Equity Securities on the Company's Consolidated Balance Sheets in 2008 and was liquidated in 2009.

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

   C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include U.S. government securities and money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include investment-grade and high-yield corporate bonds, mortgage backed and asset backed products, state and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity, subordinated obligations and structured securities. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments that are classified within level 3 of the fair value hierarchy and that have little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

    D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   D.  DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $252.1 million and $81.8 million were held at one financial institution at December 31, 2009 and 2008, respectively.

   F. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI balances primarily are created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in-force contracts. DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. See Note 15
- Deferred Policy Acquisition Costs for further discussion.

   G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   G. REINSURANCE (CONTINUED)

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. See Note 14 - Reinsurance for further discussion. There were no valuation allowances deemed necessary at December 31, 2009 and 2008, respectively.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

   I. VOBA

For the Transaction, VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized for the difference between the fair value of the insurance and reinsurance contracts and the amount recognized in accordance with the Company's existing accounting policies. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. When credit-related investment losses are realized, the Company recognizes a true-up to VOBA amortization within net realized investment gains/(losses) in the Consolidated Statements of Income reflecting the incremental impact of recorded net realized investment gains/(losses) to EGP's. These actual to expected amortization adjustments can create volatility from period to period in net realized investment gains/(losses).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6-Liabilities for Minimum Guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under ASC 820.

   K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs See Note 15 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   M. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block (the "Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is for the benefit of certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

If the actual income from the Closed Block equals or exceeds the expected income as determined at the inception of the Closed Block, the expected income would be recognized in income. Further, cumulative Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in-force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any period in which the actual income for that period is less than the expected income for such period.

In connection with the Company's purchase of FAFLIC (as described in Note 4 - Purchase Accounting), the Company applied the "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)" (described in Note 3O - New and Adopted Accounting Pronouncements) to the Closed Block liabilities. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movement.

   N. FEDERAL INCOME TAXES

Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of the Company's assets and liabilities. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position as defined by "Accounting for Income Taxes" (ASC 740). A position that meets this standard is measured at the largest amount of benefit that will more likely

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   N. FEDERAL INCOME TAXES (CONTINUED)

than not be realized upon settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS CODIFICATION. In July 2009, the FASB launched the FASB Accounting Standards Codification (the Codification) as the single source of GAAP. While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The Codification was effective for the Company for the third quarter of 2009 and did not have an effect on the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE's") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS (ASC 855). In May 2009, the FASB issued amended accounting principles related to Subsequent Events (ASC 855), which codify the guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e., an event or transaction that occurs after the balance sheet date but before the financial statements are issued). These amended principles were effective for the Company for the second quarter of 2009. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION OF INTEREST INCOME AND IMPAIRMENT OF PURCHASED BENEFICIAL INTEREST AND BENEFICIAL INTEREST THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED ASSETS (ASC 325). In January 2009, the FASB issued amended accounting principles related to the "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Assets (ASC 325)," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. ASC 325 requires companies to follow the impairment guidance in ASC 320, which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. ASC 325 is effective prospectively for interim and annual reporting periods ending after December 15, 2008. ASC 325 was adopted by the Company on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (ASC 815). In March 2008, the FASB issued amended accounting principles related to disclosures about derivative instruments and hedging activities, which were effective for the Company on January 1, 2009. Since these amended principles require only additional disclosures concerning derivatives and hedging activities, adoption did not affect the Company's financial condition, results of operations or cash flows.

BUSINESS COMBINATIONS (ASC 805). In December 2007, the FASB issued amended accounting principles related to business combinations, which changed the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the amended principles require that the acquiring company measure and record all of the target's assets and liabilities, including goodwill, at fair value as if the entire target company had been acquired. These amended accounting principles applied to the Company's business combinations beginning in the first quarter of fiscal 2009. The new guidance was applied to the Company's purchase of FAFLIC on January 2, 2009.

THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES (ASC 825). In February 2007, the FASB issued amended accounting principles related to the election of "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)." These amended principles give entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, these amended principles allow for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company adopted ASC 825 in connection with the purchase of FAFLIC and applied the fair value option to the Closed Block liabilities. See Note 10 - Closed Block for financial statement impact.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In September 2006, the FASB issued amended accounting principles related to fair value measurements and disclosures. These amended principles create a common definition of fair value to be used throughout generally accepted accounting principles. ASC 820 will apply whenever another standard requires or permits assets or liabilities to be measured at fair value, with certain exceptions. The standard establishes a hierarchy for determining fair value which emphasizes the use of observable market data whenever available. The amended principles also require expanded disclosures which include the extent to which assets and liabilities are measured at fair value, the methods and assumptions used to measure fair value and the effect of fair value measures on earnings. In October 2008, the FASB issued amended accounting principles related to

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

"Determining the Fair Value of a Financial Asset when the Market for That Asset Is Not Active." These amended principles clarify how ASC 820 should be applied when valuing securities in markets that are not active. These amended principles provide guidance on how companies may use judgment, in addition to market information, in certain circumstances to value assets which have inactive markets. ASC 820 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The difference between the carrying amounts and fair values of those financial instruments held at the date this statement is initially applied should be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year in which this statement is initially applied. The adoption of ASC 820 did not have a material affect on the Company's financial condition, results of operations or cash flows.

   P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Because the fair value of the acquired assets and liabilities equaled the purchase price, the Company did not record any goodwill. The assessment of fair value in accordance with ASC 805 included the establishment of intangible liabilities for negative VOBA and intangible assets for state licenses.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

       FAIR VALUE (IN MILLIONS)                         JANUARY 2, 2009
       ----------------------------------------------------------------
       Assets:
       Total investments at fair value                  $       1,029.3
       Cash and cash equivalents                                  113.0
       Other assets at fair value                                 410.2
       Separate account assets                                    263.4
                                                        ---------------
                     Total assets acquired                      1,815.9
       Liabilities:
       Policyholder account balances                            1,325.8
       Other liabilities at fair value                            120.9
       Separate account liabilities                               263.4
                                                        ---------------
                     Total liabilities assumed                  1,710.1

       Total purchase price                             $         105.8
                                                        ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled reinsurance company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 - Reinsurance for further discussion.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval.

On April 1, 2009, the Company assumed via coinsurance 100% of the life and fixed annuity blocks of American Exchange Life Insurance Company ("American Exchange Life"), a wholly owned subsidiary of the Universal American Corporation, and seven of American Exchange Life's life insurance subsidiaries. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company entered into a coinsurance/modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used primarily to support the reinsurance transaction with The Lincoln National Life Insurance Company.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used primarily to support future transactions.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC is now a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 - Purchase Accounting for further discussion.

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. See Note 14 - Reinsurance for further discussion.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life Insurance Company ("Pacific Life") contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See Note 14 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                       2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                   $    315.0    $    212.4
       Provision for GMDB:
                GMDB expense incurred                            40.3          25.2
                Volatility (1)                                  (19.0)        149.5
                                                           ------------------------
                                                                 21.3         174.7
       Claims, net of reinsurance:
                Claims from policyholders                      (102.3)        (76.7)
                Claims ceded to reinsurers                       99.3          76.1
                                                           ------------------------
                                                                 (3.0)         (0.6)
       GMDB reinsurance premium                                 (93.9)        (71.5)
                                                           ------------------------
       Ending balance                                      $    239.4    $    315.0
                                                           ========================

----------
(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2009 and 2008.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.
     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds.
     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2010 and 2011 are approximately 11% and 12%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).
     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

December 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)          2009          2008
-----------------------------------------------------------------------------------
Net deposits paid
  Account value                                            $    2,762    $    2,623
  Net amount at risk                                       $       44    $      169
  Average attained age of contractholders                          62            62
Ratchet (highest historical account value at specified
  anniversary dates)
  Account value                                            $      807    $      777
  Net amount at risk                                       $      162    $      328
  Average attained age of contractholders                          68            67
Roll-up (net deposits accumulated at a specified rate)
  Account value                                            $       49    $       50
  Net amount at risk                                       $       29    $       39
  Average attained age of contractholders                          79            79
Higher of ratchet or roll-up
  Account value                                            $    2,821    $    2,712
  Net amount at risk                                       $    1,638    $    2,295
  Average attained age of contractholders                          74            74
Total of guaranteed benefits categorized above
  Account value                                            $    6,439    $    6,162
  Net amount at risk                                       $    1,873    $    2,831
  Average attained age of contractholders
    (weighted by account value)                                    68            68
Number of contractholders                                     162,403       181,847

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million. The GMIB liability at December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009          2008
-----------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                               $      0.5    $      8.9
Reinsurance treaty recapture                                        -          (8.9)
Acquisition expenses deferred                                     0.3           0.5
Reinsurance treaty impacts                                       (0.8)            -
                                                           ------------------------
Balance at end of year                                     $        -    $      0.5
                                                           ========================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See further explanation within Note 14 -Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                           2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                       $     31.0    $     37.9
       Range of guaranteed minimum return rates             2.8 - 6.5%    2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

     DECEMBER 31,                                             2009          2008
     ------------------------------------------------------------------------------
     (IN MILLIONS)
     Asset Type:
        Fixed maturities                                   $     28.8    $     28.7
        Cash and cash equivalents                                10.4          16.5
                                                           ------------------------
     Total                                                 $     39.2    $     45.2
                                                           ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED        OTTI            FAIR
DECEMBER 31, 2009                                      COST (2)        GAINS          LOSSES        LOSSES(1)        VALUE
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      729.7   $        5.6   $      (34.3)   $          -   $      701.0
States and political subdivisions                           162.2            4.5           (1.6)              -          165.1
Foreign governments                                          32.5            0.7           (0.2)              -           33.0
Corporate fixed maturities                                1,192.3           99.5           (2.8)              -        1,289.0
Structured securities                                       681.1           97.1           (8.7)           (3.2)         766.3
                                                     -------------------------------------------------------------------------
Total available-for-sale fixed maturities            $    2,797.8   $      207.4   $      (47.6)           (3.2)  $    2,954.4
                                                     =========================================================================
Equity securities                                    $        0.1   $          -   $          -    $          -   $        0.1
                                                     =========================================================================

----------
(1) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.
(2) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED         FAIR
DECEMBER 31, 2008                                        COST          GAINS          LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      205.7   $       22.3   $       (0.8)   $      227.2
States and political subdivisions                            23.0            2.2           (0.1)           25.1
Corporate fixed maturities                                  400.7            8.4          (32.4)          376.7
Structured securities                                       330.3            3.1          (33.1)          300.3
                                                     ----------------------------------------------------------
Total fixed maturities                               $      959.7   $       36.0   $      (66.4)   $      929.3
                                                     ==========================================================
Equity securities                                    $       93.5   $          -   $      (25.4)   $       68.1
                                                     ==========================================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain a security deposit through a custodial account in New York, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2009 and 2008, the amortized cost and fair value of the assets on deposit were $97.3 million and $79.4 million, and $100.3 million and $86.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $74.3 million and $5.3 million were on deposit with various state and governmental authorities at December 31, 2009 and 2008, respectively. Fair values related to these securities were $77.6 million and $6.6 million at December 31, 2009 and 2008, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2009, the Company held $53.6 million in cash as collateral, compared to $60.0 million held in cash at December 31, 2008.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The maturity distribution for available-for-sale fixed-maturity securities is as follows:

                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2009             2009
                                                               AMORTIZED COST     FAIR VALUE
----------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                        $         67.9   $         68.8
Due after one year through five years                                   386.7            403.5
Due after five years through ten years                                  646.0            694.8
Due after ten years                                                   1,697.2          1,787.3
                                                               -------------------------------
Total                                                          $      2,797.8   $      2,954.4
                                                               ===============================

   B. DERIVATIVE INSTRUMENTS

The Company has a hedging strategy consisting of the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under ASC 815-15, "Embedded Derivatives."

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

AS OF DECEMBER 2009
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                                      DERIVATIVE     DERIVATIVE     NUMBER OF
                                                                        ASSETS      LIABILITIES     CONTRACTS
                                                                    ------------   ------------   ------------
DERIVATIVE CONTRACTS
      Equity and non-hedging futures                                $       24.5   $          -          5,920
      Foreign currency swap                                                  2.1              -              1
      GMDB product derivatives                                              63.4              -        240,642
      Credit                                                                   -            2.2              4
      Embedded derivatives under modified coinsurance contracts             59.3           59.3              2
                                                                    ------------------------------------------
      Gross fair value of derivative contracts                      $      149.3   $       61.5        246,569
                                                                    ==========================================

      Fair value included within total assets                       $      149.3
                                                                    ============

      Fair value included within total liabilities                                 $       61.5
                                                                                   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   B. DERIVATIVE INSTRUMENTS (CONTINUED)

                                                                                         AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN INCOME      RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                                 ON DERIVATIVES                           DERIVATIVES
---------------------------------------------------------------------------------------------------------------
                                                                                                 2009
                                                                                        -----------------------
General account derivatives           Net realized investment gains/(losses)            $                   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments                              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments                           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments                             (6.9)
Embedded derivatives under modified
 coinsurance contacts                 Losses/(gains) on derivative instruments                            115.6
                                                                                        -----------------------
TOTAL LOSS                                                                              $                 (25.1)
                                                                                        =======================

   C. DERIVATIVE TRADING ACTIVITIES

For 2009, the Company recognized a net loss of $27.5 million on its derivatives. For 2008, the Company recognized a net gain of $175.6 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under ASC 815 "Derivatives and Hedging." The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which was accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety did not meet the definition of a derivative instrument, and may have contained embedded derivatives. This reinsurance agreement stated that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative as defined by ASC 815 "Derivatives and Hedging." In February 2008, the contract was recaptured retroactive to January 1, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities and equity securities are summarized as follows:

                                                                                                     EQUITY
                                                                               FIXED             SECURITIES AND
DECEMBER 31,                                                                 MATURITIES               OTHER            TOTAL
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                                      $             (8.3)   $            (16.7)   $    (25.0)
                                                                         -------------------------------------------------------
   Cumulative effect of change in accounting principle, net of
     income tax                                                                        (7.9)                    -          (7.9)
                                                                         -------------------------------------------------------
   Net appreciation on available-for-sale securities                                  199.2                  25.4         224.6
   Net depreciation from the effect on value of business
     acquired and on policy liabilities                                               (71.5)                    -         (71.5)
   Provision for deferred federal income taxes                                        (44.9)                 (8.7)        (53.6)
                                                                         -------------------------------------------------------
                                                                                       82.8                  16.7          99.5
                                                                         -------------------------------------------------------
Net appreciation, end of year                                            $             66.6    $                -    $     66.6
                                                                         =======================================================
2008
Net appreciation/(depreciation), beginning of year                       $              0.4    $             (3.6)   $     (3.2)
                                                                         -------------------------------------------------------
   Net depreciation on available-for-sale securities                                  (28.8)                (20.1)        (48.9)
   Net appreciation from the effect on value of business acquired
     and on policy liabilities                                                         15.4                     -          15.4
   Benefit for deferred federal income taxes                                            4.7                   7.0          11.7
                                                                         -------------------------------------------------------
                                                                                       (8.7)                (13.1)        (21.8)
                                                                         -------------------------------------------------------
Net depreciation, end of year                                            $             (8.3)   $            (16.7)   $    (25.0)
                                                                         =======================================================
2007
Net (depreciation)/appreciation, beginning of year                       $             (2.0)   $              0.8    $     (1.2)
                                                                         -------------------------------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                                        2.8                  (6.7)         (3.9)
   Net appreciation from the effect on value of business
      acquired and on policy liabilities                                                0.9                     -           0.9
   (Provision)/benefit for deferred federal income taxes                               (1.3)                  2.3           1.0
                                                                         -------------------------------------------------------
                                                                                        2.4                  (4.4)         (2.0)
                                                                         -------------------------------------------------------
Net appreciation/(depreciation), end of year                             $              0.4    $             (3.6)   $     (3.2)
                                                                         =======================================================

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT

As described in Note 3 - Summary of Significant Accounting Policies, the Company presents and discloses OTTI in accordance with ASC Topic 320, beginning on April 1, 2009. Securities whose fair value is less than their amortized cost are considered to be impaired and are evaluated for potential other-than-temporary impairment. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, namely, credit loss and non-credit loss. The credit loss portion is charged to net realized investment losses in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income (loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. To compute the credit loss component of OTTI for corporate bonds on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

 7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.

For mortgage backed and asset backed bonds, the present value of future cash flows using the book yield was used to determine the credit component of OTTI. Generally, if the present value of the cash flow was less than the security's amortized cost, the difference is recorded as a credit loss. The difference between the estimates of the credit related loss and the overall OTTI was concluded to be the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired. Professionals from the Company's investment, accounting and finance functions meet monthly to review individual issues or issuers that may be of concern. The process involves a monthly screening of all impaired securities, with particular attention paid to identify those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time or who have been in an unrealized loss position for twelve consecutive months. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer's ability to meet current and future interest and principal payments, an evaluation of the issuer's financial position and its near term recovery prospects, difficulties being experienced by an issuer's parent or affiliate, and management's assessment of the outlook for the issuer's sector. In making these evaluations, the Company exercises considerable judgment.

The Company periodically updates its best estimate of cash flows over the life of the security. In the event that fair value is less than amortized cost and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Potential losses incurred on the respective commercial mortgage backed securities ("CMBS") and residential mortgage backed securities ("RMBS") portfolios are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratio.)

There are inherent risks and uncertainties in management's evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer's financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs. All of these factors could impact management's evaluation of securities for OTTI.

The Company recorded credit OTTI losses in its Consolidated Statement of Income totaling $7.4 million as of December 31, 2009 for OTTI on its available-for-sale fixed maturity securities. These impairments were driven primarily by adverse financial conditions of the issuers.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                 DECEMBER 31, 2009
                                                                                 -----------------
BALANCE, AS OF JANUARY 1, 2009                                                   $               -

Credit loss component of OTTI loss not reclassified to other
  comprehensive loss in the cumulative effect transition adjustment                           10.3

Additions:
Initial impairments -- credit loss OTTI recognized on securities not
 previously impaired                                                                           0.5
Additional impairments -- credit loss OTTI recognized on securities
 previously impaired                                                                           0.2
Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
 period of securities previously credit loss OTTI impaired                                    (6.0)
Due to increases in cash flows -- accretion of previous credit loss OTTI                         -
                                                                                 -----------------
BALANCE, AS OF DECEMBER 31, 2009                                                 $             5.0
                                                                                 =================

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities and equity securities that have been continuously in an unrealized loss position.

----------------------------------------------------------------------------------------------------------
                                                         GROSS                             NUMBER OF
DECEMBER 31, 2009                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         41.9   $      754.4           78
  Greater than 12 months                                        1.5           35.2           15
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         43.4   $      789.6           93
                                                     -----------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                        $          4.7   $       59.7           17
  Greater than 12 months                                        2.7           12.4            3
                                                     -----------------------------------------------------
Total below-investment-grade fixed maturities                   7.4           72.1           20
                                                     -----------------------------------------------------
Total fixed maturities                               $         50.8   $      861.7          113
                                                     =====================================================
Equity securities:
  0-12 months                                        $            -   $        0.1            1
  Greater than 12 months                                          -              -            -
                                                     -----------------------------------------------------
Total equity securities                              $            -   $        0.1            1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                          GROSS                            NUMBER OF
DECEMBER 31, 2008                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         36.0   $      140.0            44
  Greater than 12 months                                       18.6           39.4            12
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         54.6   $      179.4            56
                                                     -----------------------------------------------------
Below investment grade fixed maturities:             $          2.1   $       11.3             3
                                                     -----------------------------------------------------
Total fixed maturities                               $         56.7   $      190.7            59
                                                     =====================================================
Equity securities:
0-12 months                                          $         25.4   $       68.1             1
                                                     -----------------------------------------------------
Total equity securities                              $         25.4   $       68.1             1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

   G. VARIABLE INTEREST ENTITY

During 2009, the Company, through its subsidiary FAFLIC, held one remaining GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. At December 31, 2009, there was one medium term note outstanding for $16.6 million with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

   H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

      DECEMBER 31,                                    2009       2008
      ------------------------------------------------------------------
      (IN MILLIONS)
      Issuer Name:
      U.S. Treasuries and Strips                    $  497.0  $     62.5
      GS High Yield Fund                                   -        68.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $    234.0   $     53.4   $     53.3
Equity securities                                                   3.9          8.0          7.7
Policy loans                                                       19.4          5.2          7.5
Short-term investments and miscellaneous income                    71.4         62.2         71.9
                                                             ------------------------------------
   Gross investment income                                        328.7        128.8        140.4
Less investment expenses                                           (5.4)        (3.2)        (2.9)
                                                             ------------------------------------
Net investment income                                        $    323.3   $    125.6   $    137.5
                                                             ====================================

The Company had no fixed maturities on non-accrual status at December 31, 2009, 2008 or 2007.

The Company had no fixed maturities which were non-income producing at December 31, 2009, 2008 or 2007.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $     29.8   $    (38.0)  $      4.1
Equity securities                                                  (9.7)       (14.5)           -
Other investments                                                   2.5          2.9          1.8
                                                             ------------------------------------
Net realized investment gains/(losses)                       $     22.6   $    (49.6)  $      5.9
                                                             ====================================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
                                                                VOLUNTARY          GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                                  SALES            GAINS       LOSSES
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Fixed maturities                                             $        4,058.6   $     57.3   $     28.7

2008
Fixed maturities                                             $        1,550.8   $     12.6   $     50.6

2007
Fixed maturities                                             $          773.9   $      5.7   $      1.6

The Company recognized other-than-temporary impairments on fixed maturities of $7.4 million and $27.5 million in 2009 and 2008, respectively. The Company recognized other-than-temporary impairments on equity securities of $0.0 million and $14.5 million in 2009 and 2008, respectively. There were no other-than-temporary impairments in 2007.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

   C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                           2009         2008        2007
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
 (expense)/benefit of $(58.2), $30.2 and $0.7 million in 2009, 2008 and 2007,
 respectively)                                                                          $     108.0  $    (56.1) $     (1.4)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $4.5, $(18.5) and $0.3 million in 2009, 2008 and
 2007, respectively)                                                                            8.5       (34.3)        0.6
                                                                                        -----------------------------------
Total available-for-sale securities                                                            99.5       (21.8)       (2.0)
                                                                                        -----------------------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities             $      99.5  $    (21.8) $     (2.0)
                                                                                        ===================================

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2009 and 2008 were as follows:

                                                                 2009                          2008
                                                      -----------------------------------------------------------
                                                        CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31,                                              VALUE         VALUE           VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Policy loans                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      -----------------------------------------------------------
                                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      ===========================================================
Financial Liabilities
    Supplementary contracts without life
     contingencies                                             36.4           36.4           31.3            31.3
    Trust instruments supported by funding
     obligations                                               16.6           18.7            -               -
    Other individual contract deposit funds                   115.2          115.2           22.5            22.5
                                                      -----------------------------------------------------------
                                                      $       168.2  $       170.3  $        53.8  $         53.8
                                                      ===========================================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2009 (IN MILLIONS)                                  LEVEL 1     LEVEL 2       LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                  $    483.9   $    217.1   $        -   $    701.0
     States and political subdivisions                                  -        165.1            -        165.1
     Foreign governments                                             13.7         19.3            -         33.0
     Corporate fixed maturities                                         -      1,288.7          0.3      1,289.0
     Structured securities                                              -        723.7         42.6        766.3
                                                               -------------------------------------------------
        Total available-for-sale fixed maturities                   497.6      2,413.9         42.9      2,954.4
                                                               -------------------------------------------------
  Trading fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                        13.0          2.7            -         15.7
     States and political subdivisions                                  -         27.9            -         27.9
     Corporate fixed maturities                                         -        222.7            -        222.7
     Structured securities                                              -        158.2            -        158.2
                                                               -------------------------------------------------
        Total trading fixed maturities                               13.0        411.5            -        424.5
                                                               -------------------------------------------------
     Equity securities                                                0.1            -            -          0.1
     Derivative instruments receivable                                  -         87.9         61.4        149.3
     Separate account assets                                      4,186.5            -            -      4,186.5
                                                               -------------------------------------------------
     Total assets at fair value                                $  4,697.2   $  2,913.3   $    104.3   $  7,714.8
                                                               =================================================
Financial Liabilities
     Derivative instruments payable                            $        -   $      2.2   $     59.3   $     61.5
     Closed Block policy liabilities                                    -            -        684.1        684.1
                                                               -------------------------------------------------
     Total liabilities at fair value                           $        -   $      2.2   $    743.4   $    745.6
                                                               =================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2008 (IN MILLIONS)                                LEVEL 1            LEVEL 2           LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Financial Assets
   Fixed maturities                                         $        172.2    $        755.4    $          1.7    $        929.3
   Equity securities                                                     -              68.1                 -              68.1
   Derivative instruments receivable                                     -             182.9                 -             182.9
   Separate account assets                                         3,659.8                 -                 -           3,659.8
                                                            --------------------------------------------------------------------
   Total assets at fair value                               $      3,832.0    $      1,006.4    $          1.7    $      4,840.1
                                                            ====================================================================
Financial Liabilities
   Derivative instruments payable                           $            -    $          1.4    $         56.3    $         57.7
                                                            --------------------------------------------------------------------
   Total liabilities at fair value                          $            -    $          1.4    $         56.3    $         57.7
                                                            ====================================================================

LEVEL 3 GAINS AND LOSSES

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $42.9 million and $1.7 million as of December 31, 2009 and 2008, respectively. These include a tax credit investment, a surplus note and structured securities.

DERIVATIVE CONTRACTS
- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.
- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

CLOSED BLOCK POLICY LIABILITIES
The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a fair value rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2009. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2009. As reflected in the table below, the net unrealized gain on level 3 financial assets and liabilities was $118.9 million for the year ended December 2009.

                                                                              NET
                                                                           UNREALIZED
                                                                            GAINS/
                                                                           (LOSSES)
                                                                          RELATING TO       NET         NET
                                                                  NET     INSTRUMENTS    PURCHASES,  TRANSFERS
                                      BALANCE,     PURCHASE    REALIZED  STILL HELD AT   ISSUANCES   IN AND/OR   BALANCE,
                                    BEGINNING OF  ACCOUNTING    GAINS/   THE REPORTING      AND       OUT OF      END OF
YEAR ENDED DECEMBER 2009                YEAR      ADJUSTMENTS  (LOSSES)      DATE       SETTLEMENTS   LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities       $        1.7  $       3.5  $      -  $           -  $    (3.5)   $  (1.4) $      0.3
   Mortgage-backed and
     asset-based securities                    -          2.3         -            1.1       39.2          -        42.6
   Derivative contracts                        -            -         -           61.4          -          -        61.4
                                    --------------------------------------------------------------------------------------
Total assets                        $        1.7  $       5.8  $      -  $        62.5  $    35.7    $  (1.4) $    104.3
                                    ======================================================================================
Financial Liabilities
Closed Block policy liabilities     $          -  $     663.5  $      -  $           -  $    20.6(1) $     -  $    684.1
Derivative contracts                        56.3          0.1         -           56.4       59.3          -        59.3
                                    --------------------------------------------------------------------------------------
Total liabilities                   $       56.3  $     663.6  $      -  $        56.4  $    79.9    $     -  $    743.4
                                    ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

                                                                NET UNREALIZED
                                                                 GAINS/(LOSSES)       NET
                                                      NET         RELATING TO      PURCHASES,
                                      BALANCE,      REALIZED   INSTRUMENTS STILL   ISSUANCES   NET TRANSFERS   BALANCE,
                                    BEGINNING OF     GAINS/       HELD AT THE         AND      IN AND/OR OUT    END OF
YEAR ENDED DECEMBER 2008                YEAR       (LOSSES)     REPORTING DATE    SETTLEMENTS   OF LEVEL 3       YEAR
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ------------------------------------------------------------------------------------
Total assets                        $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ====================================================================================
Financial Liabilities
Derivative contracts                $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ------------------------------------------------------------------------------------
Total liabilities                   $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ====================================================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                               2009
--------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Trading fixed maturities at fair value (amortized cost of $397.2 in
   2009)                                                                   424.5
 Policy loans                                                              102.5
 Cash and cash equivalents                                                  92.5
 Accrued investment income                                                   9.0
 Deferred federal income taxes                                              17.8
 Other assets                                                                1.9
                                                                        --------
   Total assets                                                         $  648.2
                                                                        --------
LIABILITIES
 Future policy benefits at fair value                                   $  592.0
 Policyholder dividends obligation at fair value(1)                         78.6
 Policyholder dividends payable at fair value(1)                            13.5
 Other liabilities                                                           3.8
                                                                        --------
   Total liabilities                                                    $  687.9
                                                                        --------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed
 Block assets and liabilities                                           $   39.7
                                                                        ========

----------
(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets

STATEMENTS OF INCOME

FOR THE YEAR ENDED DECEMBER 31           2009
-----------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income             $   22.3
 Net investment income                     67.2
 Net realized investment gains              7.3
                                       --------
  Total revenues                           96.8
                                       --------

BENEFITS AND EXPENSES
 Policy benefits                           92.3
 Policy acquisition and other expenses      0.4
                                       --------
  Total benefits and expenses              92.7
                                       --------

Net contribution from the Closed Block $    4.1
                                       --------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK (CONTINUED)

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

11. FEDERAL INCOME TAXES

The federal income tax (benefit)/expense attributable to the results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2009       2008       2007
-------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense     $  34.2    $  (0.2)   $  46.1
 Prior years' federal income tax adjustment             -       (0.6)      (1.1)
 Dividend received deduction                         (3.8)      (5.2)      (8.2)
 Tax credits                                            -       (0.7)      (0.5)
 Valuation allowance                                (24.1)      17.2       (1.7)
 Other, net                                             -        0.3          -
                                                  -----------------------------

Federal income tax expense                        $   6.3    $  10.8    $  34.6
                                                  =============================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                          2009         2008
---------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
 Insurance reserves                 $   90.0     $   63.5
 Deferred acquisition costs             62.6         17.7
 Tax credit carryforwards                9.5          9.7
 Loss carryforwards                    162.6        104.2
 Investments, net                          -         44.9
 Ceding commission                      17.9         19.5
 Accrued policyholder dividends          4.7            -
 Deferred compensation                   0.2          0.9
  Other, net                             3.9          6.7
                                    ---------------------
  Subtotal deferred tax asset          351.4        267.1
   Valuation allowance                 (12.2)       (34.8)
                                    ---------------------
Total deferred tax asset, net       $  339.2     $  232.3
                                    ---------------------

Deferred tax liability
  Investments, net                  $  (71.4)    $      -
  VOBA                                (129.9)       (93.0)
                                    ---------------------
Total deferred tax liability          (201.3)       (93.0)
                                    ---------------------
Total deferred tax asset, net       $  137.9     $  139.3
                                    =====================

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2009 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. Under ASC 805, any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

11. FEDERAL INCOME TAXES (CONTINUED)

realization of tax benefits currently offset by valuation allowance). During 2009, a valuation allowance release of $24.1 million was posted to recognize the tax benefit from capital losses. The release was due to the near term consolidation with Goldman Sachs now expected in 2011 and the revised ability to project future capital gains. During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2009, the Company has foreign tax credit carryforwards of $9.5 million which will expire beginning in 2013. At December 31, 2009, the Company has net operating loss carryforwards of $133.4 million and capital loss carryforwards of $29.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. The 2008 adjustment is the result of IRS audit adjustments to THG. As a result of the 2008 adjustment, the Company has reduced the gross net operating loss carryforward by $5.4 million. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2009 through December 31, 2009. The Company's tax return is ineligible for consolidation into Goldman Sachs until calendar year end 2011. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC will file a stand-alone tax return for the period January 2, 2009 through December 31, 2009. FAFLIC's tax return is eligible for consolidation with the Company in 2010. FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382 and can only be used against the income of FAFLIC.

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level as determined under the risk-based capital formula, which was $68.5 million and $82.7 million at December 31, 2009 and 2008, respectively. Total

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

12. DIVIDEND RESTRICTIONS (CONTINUED)

adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $635.3 million and $394.0 million at December 31, 2009 and 2008, respectively, for the Company.

The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009. There were no dividends declared by the Company to Goldman Sachs in 2008.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                      2009        2008
                                                                 --------------------
 Balance at January 1                                            $  146.5    $  220.4
 Amount recorded due to purchase accounting (1)                     (45.6)       (8.6)
 Cumulative effect of change in accounting principle, net of tax     (1.2)          -
 Reinsurance treaty impacts                                         (76.5)          -
 Amortized to expense during the year                                23.8       (80.7)
 Adjustment for unrealized investment losses during the year        (16.7)       15.4
                                                                 --------------------
 Balance at December 31                                          $   30.3    $  146.5
                                                                 ====================

----------
(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

During 2008, the Company identified an adjustment to deferred tax assets that directly impacted the Company's VOBA. The resulting adjustment in 2008 reduced VOBA by $8.6 million.

Estimated future amortization of VOBA as of December 31, 2009 is as follows:

(IN MILLIONS)
 2010                     $   4.3
 2011                         3.6
 2012                         3.0
 2013                         2.6
 2014                         2.3
 2015 and thereafter         14.5
                          -------
 Total                    $  30.3
                          =======

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $59.3 million is reflected on the Consolidated Balance Sheets as of December 31, 2009. As of December 31, 2009, the Company ceded and Arrow assumed $2.1 billion in reserves.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval. Reinsurance recoverables related to this agreement were $231.4 million and $220.8 million at December 31, 2009 and 2008, respectively

On April 1, 2009, the Company assumed via coinsurance 100% of the traditional life and fixed annuity blocks of American Exchange Life and seven of its subsidiaries. American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $536.8 million from this reinsurance agreement.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $980.8 million from this reinsurance agreement.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement was $139.6 million at December 31, 2009.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2009 and 2008, the assumed reserves under this contract were $1.2 billion, respectively.

The Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. The assumed reserves were approximately $99.3 million as of December 31, 2008. In 2009 this block of business is consolidated within the Company due to the Company's purchase of FAFLIC.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverables of $428.9 million and $451.6 million at December 31, 2009 and 2008, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

As of December 31, 2009 and 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.6 billion and $0.7 billion, respectively, reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                     2009        2008        2007
   ----------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance premiums:
    Direct                                            $   42.1    $   16.9    $  18.3
    Assumed - affiliated                                     -           -          -
    Assumed - non affiliated                              27.7           -          -
    Ceded - affiliated                                       -           -          -
    Ceded - non-affiliated                               (21.3)      (16.9)     (18.3)
                                                      -------------------------------
   Net premiums                                       $   48.5    $      -    $     -
                                                      ===============================
   Life and accident and health insurance and other
    individual policy benefits, claims, losses and
    loss adjustment expenses:
    Direct                                            $  623.4    $  581.9    $ 100.8
    Assumed - affiliated                                 112.8           -
    Assumed - non-affiliated                              16.0        44.1       60.6
    Ceded - affiliated                                  (101.7)      (36.7)      (1.8)
    Ceded - non-affiliated                              (304.0)     (292.2)     (17.9)
                                                      -------------------------------
   Net policy benefits, claims, losses and loss
    adjustment expenses                               $  346.5    $  297.1    $ 141.7
                                                      ===============================

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009     2008
------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                $ 118.3  $ 153.3
Block acquisition                                             302.5        -
Reinsurance treaty recapture                                      -    (41.3)
Reinsurance treaty impacts                                    (61.7)       -
Acquisition expenses deferred                                   4.6      4.4
Amortized to expense during the year                          (65.6)     1.9
Adjustment for unrealized investment losses during the year   (54.8)       -
                                                            ------------------
Balance at end of year                                      $ 243.3  $ 118.3
                                                            ==================

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with American Exchange Life and seven of its subsidiaries, resulting in an initial DAC balance of $53.0 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

15. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

In February 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $315.5 million and $216.0 million at December 31, 2009 and 2008, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $386.6 million and $223.0 million at December 31, 2009 and 2008 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       State licenses (intangible asset)              $  5.3    $  2.6
       Accounts receivable                               1.0       3.0
       Deferred sales inducements                          -       0.5
       Deferred losses on modco                          5.7      57.2
       Miscellaneous assets                              8.5      11.4
                                                      ----------------
       Total other assets                             $ 20.5    $ 74.7
                                                      ================

Accrued expenses and other liabilities consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       Payables in process                            $ 42.1    $ 19.3
       Policyholder liabilities                         20.4       5.8
       Taxes payable                                     2.3       3.5
       Accrued expenses                                 13.1       4.8
       Miscellaneous liabilities                         5.6      13.1
                                                      ----------------
       Total accrued expenses and other liabilities   $ 83.5    $ 46.5
                                                      ================

Other income consists of the following:

       DECEMBER 31,                                    2009      2008      2007
       -------------------------------------------------------------------------
       (IN MILLIONS)
       Asset management fees                          $  8.3    $ 12.6    $ 17.4
       Miscellaneous income                             (1.2)      9.0       2.5
                                                      --------------------------
       Total other income                             $  7.1    $ 21.6    $ 19.9
                                                      ==========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Other operating expenses consist of the following:

       DECEMBER 31,                          2009      2008      2007
       ---------------------------------------------------------------
       (IN MILLIONS)
       Taxes, licenses and fees             $  6.0    $  0.3    $  2.5
       Commission expense                      4.4      12.5      21.3
       Fees and operational services          36.7      28.9      31.7
       Salaries and benefits                  11.4       8.7       7.9
       Legal and auditing                      4.1       4.8       3.5
       Miscellaneous operating expenses        5.0       4.3       3.2
                                            --------------------------
       Total other operating expenses       $ 67.6    $ 59.5    $ 70.1
                                            ==========================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million for 2009 and 2008, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2009, lease commitments relating to this lease were $35.3 thousand for 2010 and 2011. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with the Dell Perot Systems ("Dell Perot") whereby Dell Perot, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell Perot was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

As of December 31, 2009, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(IN MILLIONS)
 2010                    $   17.1
 2011                        16.4
 2012                        15.8
 2013                        14.5
 2014                        13.9
 2015 and thereafter         25.6
                         --------
 Total                   $  103.3
                         ========

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

19. CONTINGENCIES (CONTINUED)

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow.
As part of this reinsurance, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In conjunction with this reinsurance agreement, the Company and Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2009, the trust account held $70.0 million of cash and cash equivalents. In addition, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. As of December 31, 2009, the Company did not receive any fee income from this reinsurance transaction. In connection with this transaction, on December 31, 2009, the Company paid a dividend of $60.0 million to Goldman Sachs, pursuant to approval from the Commonwealth of Massachusetts Commissioner of Insurance. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used to support the reinsurance transaction with Lincoln National.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for 2009. This amount is shown within other operating expenses within the Consolidated Statements of Income.

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate, Goldman Sachs & Co ("GSCO"), whereby the Company purchased structured securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets. As of December 31, 2009 and 2008 the Company purchased $121.1 million and $85.0 million, respectively, of structured securities.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million. As of December 31, 2009 and 2008, the Company ceded reserves of $0.6 billion and $0.7 billion, respectively.

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

20. RELATED PARTY TRANSACTIONS (CONTINUED)

$0.3 million and $0.2 million for 2009 and 2008, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2009, 2008 or 2007 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.3 million, $3.1 million and $3.0 million in 2009, 2008 and 2007 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $68.8 million, and income of $118.2 million and $10.2 million, for 2009, 2008 and 2007, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007, respectively. There were no transactions with GSFM in 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.2 million, $2.3 million, and $2.6 million in 2009, 2008 and 2007, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $2.6 million, $6.9 million and $6.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2009 and 2008 the Company ceded reserves of $36.1 million and $40.2 million.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.5 million, $0.3 million and $0.7 million relating to RSUs for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

21. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2009         2008          2007
-----------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net (Loss) Income - Combined
  Life and Health Companies                  $    (129.8) $    (247.1)  $      58.2
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                  $     561.7  $     390.6   $     461.4

22. SUBSEQUENT EVENTS

During March, 2010, the Company entered into a third party repurchase transaction facilitated by GSAM for approximately $100.0 million. As a part of this transaction, the Company posted $100.8 million in Treasury securities as collateral. This transaction allows the Company to better match the duration of its liabilities and cash flow needs under severe stress scenarios in a more efficient manner.

During December 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. Upon receiving regulatory approval from the Massachusetts Division of Insurance, the New York Department of Insurance, and state insurance departments representing 60% of the total of all coinsured policyowners, the Company shall pay MetLife a total of $4.0 million.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company at December 31, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 13, 2010

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                          AIM V.I.     AIM V.I.     AIM V.I.     AIM V.I.
                                            BASIC       CAPITAL      CAPITAL       CORE      AIM V.I.
                                            VALUE    APPRECIATION  DEVELOPMENT    EQUITY     DYNAMICS
                                            FUND         FUND         FUND         FUND        FUND
                                          SERIES II    SERIES I     SERIES II    SERIES I    SERIES I
                                           SHARES       SHARES       SHARES       SHARES      SHARES
                                         ----------  ------------  -----------  ----------  ----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $3,595,828   $4,436,031    $ 651,712  $8,370,427  $1,665,479
                                         ----------   ----------    ---------  ----------  ----------
      Total assets                        3,595,828    4,436,031      651,712   8,370,427   1,665,479
LIABILITIES:                                     --           --           --          --          --
                                         ----------   ----------    ---------  ----------  ----------
      Net assets                         $3,595,828   $4,436,031    $ 651,712  $8,370,427  $1,665,479
                                         ==========   ==========    =========  ==========  ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $2,851,240   $3,249,975    $ 544,285  $6,622,606  $1,271,717
   Commonwealth Select Acclaim              742,739    1,186,056      107,427   1,747,821     393,762
   Commonwealth Optim-L                       1,849           --           --          --          --
                                         ----------   ----------    ---------  ----------  ----------
                                         $3,595,828   $4,436,031    $ 651,712  $8,370,427  $1,665,479
                                         ==========   ==========    =========  ==========  ==========
Investments in shares of the Underlying
   Funds, at cost                        $5,273,169   $4,481,977    $ 828,948  $8,009,131  $1,437,950
Underlying Fund shares held                 604,341      218,201       59,300     335,892     117,040
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009   3,275,747    5,645,091      493,931   8,431,554   2,203,814
   Net asset value per unit,
      December 31, 2009                  $ 0.870409   $ 0.575717    $1.101945  $ 0.785455  $ 0.577053
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009     850,027    1,892,391       97,110   2,083,972     580,472
   Net asset value per unit,
      December 31, 2009                  $ 0.873783   $ 0.626750    $1.106235  $ 0.838697  $ 0.678348
Commonwealth Optim-L:
   Units outstanding, December 31, 2009       1,688           --           --          --          --
   Net asset value per unit,
      December 31, 2009                  $ 1.095431   $       --    $      --  $       --  $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                          AIM V.I.                    ALLIANCE-       ALLIANCE-      ALLIANCE-
                                           GLOBAL       AIM V.I.    BERNSTEIN VPS   BERNSTEIN VPS  BERNSTEIN VPS
                                         HEALTH CARE   LARGE CAP   GLOBAL THEMATIC   GROWTH AND      LARGE CAP
                                            FUND      GROWTH FUND      GROWTH          INCOME         GROWTH
                                          SERIES I     SERIES I       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           SHARES       SHARES       CLASS B (a)       CLASS B        CLASS A
                                         -----------  -----------  ---------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                   $3,676,388   $5,530,447     $1,089,290    $27,738,162    $13,490,402
                                          ----------   ----------     ----------    -----------    -----------
      Total assets                         3,676,388    5,530,447      1,089,290     27,738,162     13,490,402
LIABILITIES:                                      --           --             --             --             --
                                          ----------   ----------     ----------    -----------    -----------
      Net assets                          $3,676,388   $5,530,447     $1,089,290    $27,738,162    $13,490,402
                                          ==========   ==========     ==========    ===========    ===========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward          $2,695,778   $4,204,475     $  955,152    $20,877,461    $13,490,402
   Commonwealth Select Acclaim               980,610    1,325,972        134,138      6,860,701             --
   Commonwealth Optim-L                           --           --             --             --             --
                                          ----------   ----------     ----------    -----------    -----------
                                          $3,676,388   $5,530,447     $1,089,290    $27,738,162    $13,490,402
                                          ==========   ==========     ==========    ===========    ===========
Investments in shares of the Underlying
   Funds, at cost                         $3,745,104   $5,430,467     $1,059,638    $38,393,629    $16,117,280
Underlying Fund shares held                  231,656      450,362         66,664      1,839,401        531,956
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    2,817,914    6,932,530        950,294     21,870,903     18,015,114
   Net asset value per unit,
      December 31, 2009                   $ 0.956657   $ 0.606485     $ 1.005112    $  0.954577    $  0.748838
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009      972,175    2,035,628        132,953      7,025,707             --
   Net asset value per unit,
      December 31, 2009                   $ 1.008677   $ 0.651382     $ 1.008910    $  0.976514    $        --
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           --           --             --             --             --
   Net asset value per unit,
      December 31, 2009                   $       --   $       --     $       --    $        --    $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                           ALLIANCE-      ALLIANCE-
                                         BERNSTEIN VPS  BERNSTEIN VPS    ALLIANCE-
                                           LARGE CAP      SMALL/MID    BERNSTEIN VPS      DWS         DWS
                                            GROWTH        CAP VALUE        VALUE       SMALL CAP   STRATEGIC
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO     INDEX VIP   VALUE VIP
                                            CLASS B        CLASS B        CLASS B       CLASS A   CLASS A (a)
                                         -------------  -------------  -------------  ----------  -----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                    $6,703,628     $4,828,726     $2,836,580   $4,630,197   $3,000,980
                                           ----------     ----------     ----------   ----------   ----------
      Total assets                          6,703,628      4,828,726      2,836,580    4,630,197    3,000,980
LIABILITIES:                                       --             --             --           --           --
                                           ----------     ----------     ----------   ----------   ----------
      Net assets                           $6,703,628     $4,828,726     $2,836,580   $4,630,197   $3,000,980
                                           ==========     ==========     ==========   ==========   ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward           $2,822,182     $3,748,671     $2,088,460   $3,696,801   $2,443,196
   Commonwealth Select Acclaim              3,880,834      1,080,055        748,120      933,396      557,784
   Commonwealth Optim-L                           612             --             --           --           --
                                           ----------     ----------     ----------   ----------   ----------
                                           $6,703,628     $4,828,726     $2,836,580   $4,630,197   $3,000,980
                                           ==========     ==========     ==========   ==========   ==========
Investments in shares of the Underlying
   Funds, at cost                          $6,203,391     $5,400,543     $4,104,153   $5,681,077   $4,899,296
Underlying Fund shares held                   271,182        361,432        318,717      467,697      407,742
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009     3,600,980      2,633,380      2,153,504    3,046,975    2,638,101
   Net asset value per unit,
      December 31, 2009                    $ 0.783726     $ 1.423521     $ 0.969796   $ 1.213269   $ 0.926119
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009     5,526,742        755,799        768,408      732,699      589,881
   Net asset value per unit,
      December 31, 2009                    $ 0.702192     $ 1.429025     $ 0.973598   $ 1.273916   $ 0.945588
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           502             --             --           --           --
   Net asset value per unit,
      December 31, 2009                    $ 1.220263     $       --     $       --   $       --   $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                                                       EATON
                                                         EATON       VANCE VT    FIDELITY VIP    FIDELITY VIP
                                             DWS       VANCE VT      WORLDWIDE   CONTRAFUND(R)  CONTRAFUND(R)
                                         TECHNOLOGY  FLOATING-RATE    HEALTH      PORTFOLIO       PORTFOLIO
                                             VIP        INCOME       SCIENCES      INITIAL         SERVICE
                                           CLASS A       FUND          FUND         CLASS          CLASS 2
                                         ----------  -------------  ----------  --------------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $3,491,706   $14,160,916   $6,503,407    $27,246,100     $6,251,361
                                         ----------   -----------   ----------    -----------     ----------
      Total assets                        3,491,706    14,160,916    6,503,407     27,246,100      6,251,361
LIABILITIES:                                     --            --           --             --             --
                                         ----------   -----------   ----------    -----------     ----------
      Net assets                         $3,491,706   $14,160,916   $6,503,407    $27,246,100     $6,251,361
                                         ==========   ===========   ==========    ===========     ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $2,474,128   $10,873,212   $5,026,703    $27,246,100     $       --
   Commonwealth Select Acclaim            1,017,578     3,287,704    1,476,704             --      6,248,795
   Commonwealth Optim-L                          --            --           --             --          2,566
                                         ----------   -----------   ----------    -----------     ----------
                                         $3,491,706   $14,160,916   $6,503,407    $27,246,100     $6,251,361
                                         ==========   ===========   ==========    ===========     ==========
Investments in shares of the Underlying
   Funds, at cost                        $3,119,067   $14,766,078   $6,341,726    $32,758,646     $7,422,212
Underlying Fund shares held                 377,890     1,564,742      633,243      1,321,343        308,101
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009   5,757,402     9,754,979    4,335,222     22,646,147             --
   Net asset value per unit,
      December 31, 2009                  $ 0.429730   $  1.114632   $ 1.159503    $  1.203123     $       --
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009   1,970,672     2,936,223    1,267,925             --      5,032,950
   Net asset value per unit,
      December 31, 2009                  $ 0.516361   $  1.119705   $ 1.164662    $        --     $ 1.241577
Commonwealth Optim-L:
   Units outstanding, December 31, 2009          --            --           --             --          1,678
   Net asset value per unit,
      December 31, 2009                  $       --   $        --   $       --    $        --     $ 1.528703

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                         FIDELITY VIP  FIDELITY VIP                              FIDELITY VIP
                                             EQUITY-       EQUITY-   FIDELITY VIP  FIDELITY VIP      GROWTH
                                             INCOME        INCOME       GROWTH        GROWTH        & INCOME
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                            INITIAL       SERVICE      INITIAL       SERVICE        INITIAL
                                             CLASS        CLASS 2       CLASS        CLASS 2         CLASS
                                         ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $49,902,335    $6,542,432    $34,714,990   $2,434,282    $4,481,539
                                         -----------    ----------    -----------   ----------    ----------
      Total assets                        49,902,335     6,542,432     34,714,990    2,434,282     4,481,539
LIABILITIES:                                      --            --             --           --            --
                                         -----------    ----------    -----------   ----------    ----------
      Net assets                         $49,902,335    $6,542,432    $34,714,990   $2,434,282    $4,481,539
                                         ===========    ==========    ===========   ==========    ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $49,902,335    $       --    $34,714,990   $       --    $4,481,539
   Commonwealth Select Acclaim                    --     6,541,463             --    2,433,313            --
   Commonwealth Optim-L                           --           969             --          969            --
                                         -----------    ----------    -----------   ----------    ----------
                                         $49,902,335    $6,542,432    $34,714,990   $2,434,282    $4,481,539
                                         ===========    ==========    ===========   ==========    ==========
Investments in shares of the Underlying
   Funds, at cost                        $66,976,439    $8,653,257    $46,059,128   $2,719,066    $5,248,071
Underlying Fund shares held                2,968,610       394,836      1,155,625       81,825       404,836
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009   24,466,570            --     18,416,978           --     5,167,237
   Net asset value per unit,
      December 31, 2009                  $  2.039613    $       --    $  1.884945   $       --    $ 0.867299
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009           --     6,549,224             --    3,791,354            --
   Net asset value per unit,
      December 31, 2009                  $        --    $ 0.998815    $        --   $ 0.641806    $       --
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           --           795             --          844            --
   Net asset value per unit,
      December 31, 2009                  $        --    $ 1.218449    $        --   $ 1.147735    $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                         FIDELITY VIP
                                            GROWTH &   FIDELITY VIP  FIDELITY VIP  FIDELITY VIP  FIDELITY VIP
                                             INCOME     HIGH INCOME   HIGH INCOME      MID CAP      MID CAP
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
                                            SERVICE      INITIAL       SERVICE        INITIAL      SERVICE
                                            CLASS 2       CLASS        CLASS 2         CLASS       CLASS 2
                                         ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                   $1,071,329    $35,052,383   $6,061,611    $25,409,313   $5,155,852
                                          ----------    -----------   ----------    -----------   ----------
      Total assets                         1,071,329     35,052,383    6,061,611     25,409,313    5,155,852
LIABILITIES:                                      --             --           --             --           --
                                          ----------    -----------   ----------    -----------   ----------
      Net assets                          $1,071,329    $35,052,383   $6,061,611    $25,409,313   $5,155,852
                                          ==========    ===========   ==========    ===========   ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward          $       --    $35,052,383   $       --    $25,409,313   $       --
   Commonwealth Select Acclaim             1,071,329             --    6,061,611             --    5,154,133
   Commonwealth Optim-L                           --             --           --             --        1,719
                                          ----------    -----------   ----------    -----------   ----------
                                          $1,071,329    $35,052,383   $6,061,611    $25,409,313   $5,155,852
                                          ==========    ===========   ==========    ===========   ==========
Investments in shares of the Underlying
   Funds, at cost                         $1,117,237    $39,077,268   $5,780,038    $25,808,158   $5,303,526
Underlying Fund shares held                   98,287      6,626,159    1,170,195        994,883      205,412
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009           --     22,398,576           --     13,956,300           --
   Net asset value per unit,
      December 31, 2009                   $       --    $  1.564938   $       --    $  1.820634   $       --
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009    1,233,704             --    4,508,521             --    2,813,718
   Net asset value per unit,
      December 31, 2009                   $ 0.868384    $        --   $ 1.344479    $        --   $ 1.831787
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           --             --           --             --          890
   Net asset value per unit,
      December 31, 2009                   $       --    $        --   $       --    $        --   $ 1.932216

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                                         FT VIP      FT VIP      FT VIP
                                         FIDELITY VIP   FRANKLIN    FRANKLIN    FRANKLIN     FT VIP
                                             VALUE      LARGE CAP   SMALL CAP   SMALL-MID    MUTUAL
                                          STRATEGIES     GROWTH       VALUE    CAP GROWTH    SHARES
                                           PORTFOLIO   SECURITIES  SECURITIES  SECURITIES  SECURITIES
                                            SERVICE       FUND        FUND        FUND        FUND
                                            CLASS 2      CLASS 2     CLASS 2     CLASS 2     CLASS 2
                                         ------------  ----------  ----------  ----------  -----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                   $3,124,255   $2,230,646  $5,756,537  $9,049,751  $24,060,816
                                          ----------   ----------  ----------  ----------  -----------
      Total assets                         3,124,255    2,230,646   5,756,537   9,049,751   24,060,816
LIABILITIES:                                      --           --          --          --           --
                                          ----------   ----------  ----------  ----------  -----------
      Net assets                          $3,124,255   $2,230,646  $5,756,537  $9,049,751  $24,060,816
                                          ==========   ==========  ==========  ==========  ===========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward          $2,539,461   $1,926,412  $4,718,046  $7,260,566  $19,238,163
   Commonwealth Select Acclaim               584,794      304,234   1,037,941   1,789,185    4,822,211
   Commonwealth Optim-L                           --           --         550          --          442
                                          ----------   ----------  ----------  ----------  -----------
                                          $3,124,255   $2,230,646  $5,756,537  $9,049,751  $24,060,816
                                          ==========   ==========  ==========  ==========  ===========
Investments in shares of the Underlying
   Funds, at cost                         $4,142,143   $2,313,518  $6,541,517  $9,229,121  $25,918,601
Underlying Fund shares held                  402,092      166,094     450,786     536,441    1,650,262
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    2,179,144    1,872,981   3,733,597   9,885,060   14,401,030
   Net asset value per unit,
      December 31, 2009                   $ 1.165348   $ 1.028527  $ 1.263673  $ 0.734499  $  1.335888
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009      499,901      294,653     818,186   2,150,083    3,608,286
   Net asset value per unit,
      December 31, 2009                   $ 1.169818   $ 1.032516  $ 1.268588  $ 0.832147  $  1.336427
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           --           --         350          --          337
   Net asset value per unit,
      December 31, 2009                   $       --   $       --  $ 1.571536  $       --  $  1.312193

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                            FT VIP      GOLDMAN      GOLDMAN      GOLDMAN      GOLDMAN
                                           TEMPLETON   SACHS VIT    SACHS VIT    SACHS VIT    SACHS VIT
                                            FOREIGN     CAPITAL    CORE FIXED     EQUITY     GOVERNMENT
                                          SECURITIES  GROWTH FUND  INCOME FUND  INDEX FUND   INCOME FUND
                                             FUND       SERVICE      SERVICE      SERVICE      SERVICE
                                            CLASS 2     SHARES       SHARES       SHARES       SHARES
                                         -----------  ----------   -----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $11,387,725  $66,254,036  $86,293,575  $52,052,287  $28,571,163
                                         -----------  -----------  -----------  -----------  -----------
      Total assets                        11,387,725   66,254,036   86,293,575   52,052,287   28,571,163
LIABILITIES:                                      --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------
      Net assets                         $11,387,725  $66,254,036  $86,293,575  $52,052,287  $28,571,163
                                         ===========  ===========  ===========  ===========  ===========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $ 9,291,969  $62,903,565  $71,318,427  $47,562,117  $22,888,545
   Commonwealth Select Acclaim             2,093,547    3,349,371   14,972,989    4,481,818    5,682,618
   Commonwealth Optim-L                        2,209        1,100        2,159        8,352           --
                                         -----------  -----------  -----------  -----------  -----------
                                         $11,387,725  $66,254,036  $86,293,575  $52,052,287  $28,571,163
                                         ===========  ===========  ===========  ===========  ===========
Investments in shares of the Underlying
   Funds, at cost                        $12,203,224  $63,735,367  $91,386,567  $49,014,373  $28,384,034
Underlying Fund shares held                  846,671    6,089,525    8,970,226    6,340,108    2,776,595
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    6,607,805   30,188,775   37,230,722   59,375,237   18,291,155
   Net asset value per unit,
      December 31, 2009                  $  1.406211  $  2.083674  $  1.915580  $  0.801043  $  1.251345
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009    1,483,027    4,779,367   11,061,213    5,305,527    4,523,632
   Net asset value per unit,
      December 31, 2009                  $  1.411672  $  0.700798  $  1.353648  $  0.844745  $  1.256207
Commonwealth Optim-L:
   Units outstanding, December 31, 2009        1,340          850        1,885        6,641           --
   Net asset value per unit,
      December 31, 2009                  $  1.648750  $  1.294507  $  1.145244  $  1.257728  $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                           GOLDMAN                                  GOLDMAN
                                           SACHS VIT      GOLDMAN      GOLDMAN      SACHS VIT        GOLDMAN
                                            GROWTH       SACHS VIT    SACHS VIT     STRATEGIC       SACHS VIT
                                         OPPORTUNITIES    MID CAP       MONEY     INTERNATIONAL  STRUCTURED U.S.
                                             FUND        VALUE FUND  MARKET FUND   EQUITY FUND     EQUITY FUND
                                            SERVICE       SERVICE      SERVICE       SERVICE         SERVICE
                                            SHARES         SHARES      SHARES        SHARES          SHARES
                                         -------------  -----------  -----------  -------------  ---------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                   $40,058,132   $30,449,243  $64,732,530   $36,678,995      $1,900,131
                                          -----------   -----------  -----------   -----------      ----------
      Total assets                         40,058,132    30,449,243   64,732,530    36,678,995       1,900,131
LIABILITIES:                                       --            --           --            --              --
                                          -----------   -----------  -----------   -----------      ----------
      Net assets                          $40,058,132   $30,449,243  $64,732,530   $36,678,995      $1,900,131
                                          ===========   ===========  ===========   ===========      ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward          $37,846,931   $28,094,189  $52,729,224   $33,289,361      $1,713,394
   Commonwealth Select Acclaim              2,211,201     2,352,747   11,997,804     3,388,486         185,469
   Commonwealth Optim-L                            --         2,307        5,502         1,148           1,268
                                          -----------   -----------  -----------   -----------      ----------
                                          $40,058,132   $30,449,243  $64,732,530   $36,678,995      $1,900,131
                                          ===========   ===========  ===========   ===========      ==========
Investments in shares of the Underlying
   Funds, at cost                         $52,386,945   $42,461,153  $64,732,530   $41,932,843      $2,234,407
Underlying Fund shares held                 7,115,121     2,678,034   64,732,530     4,517,118         199,804
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    10,070,572    16,110,513   35,980,929    21,369,182       1,847,065
   Net asset value per unit,
      December 31, 2009                   $  3.758171   $  1.743842  $  1.465477   $  1.557821      $ 0.927631
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009     1,385,056     1,477,810   10,814,054     3,919,219         199,181
   Net asset value per unit,
      December 31, 2009                   $  1.596470   $  1.592049  $  1.109464   $  0.864582      $ 0.931157
Commonwealth Optim-L:
   Units outstanding, December 31, 2009            --         1,480        5,301           900           1,139
   Net asset value per unit,
      December 31, 2009                   $        --   $  1.558964  $  1.037897   $  1.276423      $ 1.113553

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                                      JANUS ASPEN                               MFS(R)
                                         JANUS ASPEN  GROWTH AND   JANUS ASPEN  JANUS ASPEN    MID CAP
                                         ENTERPRISE     INCOME        JANUS      OVERSEAS      GROWTH
                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     SERIES
                                           SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                         SHARES (a)     SHARES     SHARES (a)   SHARES (a)      CLASS
                                         -----------  -----------  -----------  -----------  ----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                   $3,269,860   $5,753,754   $9,006,505  $20,028,788  $1,504,848
                                          ----------   ----------   ----------  -----------  ----------
      Total assets                         3,269,860    5,753,754    9,006,505   20,028,788   1,504,848
LIABILITIES:                                      --           --           --           --          --
                                          ----------   ----------   ----------  -----------  ----------
      Net assets                          $3,269,860   $5,753,754   $9,006,505  $20,028,788  $1,504,848
                                          ==========   ==========   ==========  ===========  ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward          $2,403,012   $5,027,444   $6,087,109  $15,481,508  $1,248,745
   Commonwealth Select Acclaim               866,848      726,310    2,919,396    4,547,280     256,103
   Commonwealth Optim-L                           --           --           --           --          --
                                          ----------   ----------   ----------  -----------  ----------
                                          $3,269,860   $5,753,754   $9,006,505  $20,028,788  $1,504,848
                                          ==========   ==========   ==========  ===========  ==========
Investments in shares of the Underlying
   Funds, at cost                         $3,196,953   $5,530,698   $8,482,267  $16,972,939  $2,038,314
Underlying Fund shares held                  109,360      358,266      426,646      444,294     332,931
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    4,149,385    6,271,089    9,948,353   10,445,572   1,576,948
   Net asset value per unit,
      December 31, 2009                   $ 0.579125   $ 0.801686   $ 0.611871  $  1.482112  $ 0.791875
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009    1,186,345      837,121    4,296,762    2,773,205     322,174
   Net asset value per unit,
      December 31, 2009                   $ 0.730688   $ 0.867628   $ 0.679441  $  1.639720  $ 0.794920
Commonwealth Optim-L:
   Units outstanding, December 31, 2009           --           --           --           --          --
   Net asset value per unit,
      December 31, 2009                   $       --   $       --   $       --  $        --  $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                            MFS(R)       MFS(R)                             OPPENHEIMER
                                             NEW         TOTAL       MFS(R)   OPPENHEIMER     CAPITAL
                                          DISCOVERY     RETURN     UTILITIES   BALANCED    APPRECIATION
                                           SERIES       SERIES      SERIES      FUND/VA       FUND/VA
                                           SERVICE      SERVICE     SERVICE     SERVICE       SERVICE
                                            CLASS        CLASS       CLASS      SHARES        SHARES
                                         ----------  -----------  ----------  -----------  ------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $2,060,236  $14,122,991  $6,973,160   $2,475,536   $3,320,358
                                         ----------  -----------  ----------   ----------   ----------
      Total assets                        2,060,236   14,122,991   6,973,160    2,475,536    3,320,358
LIABILITIES:                                     --           --          --           --           --
                                         ----------  -----------  ----------   ----------   ----------
      Net assets                         $2,060,236  $14,122,991  $6,973,160   $2,475,536   $3,320,358
                                         ==========  ===========  ==========   ==========   ==========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $1,944,818  $10,936,631  $6,858,058   $2,364,285   $2,851,026
   Commonwealth Select Acclaim              115,418    3,181,770     115,102      111,251      465,584
   Commonwealth Optim-L                          --        4,590          --           --        3,748
                                         ----------  -----------  ----------   ----------   ----------
                                         $2,060,236  $14,122,991  $6,973,160   $2,475,536   $3,320,358
                                         ==========  ===========  ==========   ==========   ==========
Investments in shares of the Underlying
   Funds, at cost                        $1,854,288  $14,733,400  $7,420,812   $3,584,343   $3,180,847
Underlying Fund shares held                 157,873      817,303     307,866      242,938       90,621
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009   1,696,304    9,380,147   3,193,115    2,605,813    2,856,228
   Net asset value per unit,
      December 31, 2009                  $ 1.146503  $  1.165934  $ 2.147764   $ 0.907312   $ 0.998179
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009     100,279    2,718,362      53,380      122,148      464,626
   Net asset value per unit,
      December 31, 2009                  $ 1.150975  $  1.170473  $ 2.156266   $ 0.910786   $ 1.002061
Commonwealth Optim-L:
   Units outstanding, December 31, 2009          --        3,658          --           --        2,984
   Net asset value per unit,
      December 31, 2009                  $       --  $  1.254646  $       --   $       --   $ 1.256114

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2009

                                         OPPENHEIMER  OPPENHEIMER
                                            GLOBAL        HIGH     OPPENHEIMER                PIONEER       T. ROWE
                                          SECURITIES     INCOME    MAIN STREET    PIONEER   REAL ESTATE      PRICE
                                           FUND/VA      FUND/VA     FUND(R)/VA    FUND VCT   SHARES VCT  INTERNATIONAL
                                           SERVICE      SERVICE      SERVICE     PORTFOLIO   PORTFOLIO       STOCK
                                            SHARES       SHARES      SHARES       CLASS II    CLASS II     PORTFOLIO
                                         -----------  -----------  -----------  ----------  -----------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                  $10,109,081   $2,503,486   $1,954,295  $4,693,458  $ 8,584,423   $35,990,066
                                         -----------   ----------   ----------  ----------  -----------   -----------
      Total assets                        10,109,081    2,503,486    1,954,295   4,693,458    8,584,423    35,990,066
LIABILITIES:                                      --           --           --          --           --            --
                                         -----------   ----------   ----------  ----------  -----------   -----------
      Net assets                         $10,109,081   $2,503,486   $1,954,295  $4,693,458  $ 8,584,423   $35,990,066
                                         ===========   ==========   ==========  ==========  ===========   ===========
Net asset distribution by category:
   Commonwealth Select Resource,
      Commonwealth Select Resource II,
      Commonwealth Select Charter and
      Commonwealth Select Reward         $ 8,249,286   $2,129,149   $1,735,429  $3,496,702  $ 6,839,195   $28,873,402
   Commonwealth Select Acclaim             1,854,917      374,260      218,866   1,196,756    1,745,228     7,116,664
   Commonwealth Optim-L                        4,878           77           --          --           --            --
                                         -----------   ----------   ----------  ----------  -----------   -----------
                                         $10,109,081   $2,503,486   $1,954,295  $4,693,458  $ 8,584,423   $35,990,066
                                         ===========   ==========   ==========  ==========  ===========   ===========
Investments in shares of the Underlying
   Funds, at cost                        $10,543,032   $6,089,362   $1,969,293  $4,575,805  $12,744,375   $35,280,499
Underlying Fund shares held                  384,668    1,258,033      108,331     239,584      658,820     2,933,176
Units outstanding and net asset value
   per unit:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward:
   Units outstanding, December 31, 2009    5,897,697    6,164,513    1,736,862   3,719,551    3,717,988    19,110,701
   Net asset value per unit,
      December 31, 2009                  $  1.398730   $ 0.345388   $ 0.999175  $ 0.940087  $  1.839488   $  1.510850
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2009    1,321,058    1,079,440      218,192   1,267,462      944,572     6,894,155
   Net asset value per unit,
      December 31, 2009                  $  1.404115   $ 0.346717   $ 1.003088  $ 0.944215  $  1.847638   $  1.032275
Commonwealth Optim-L:
   Units outstanding, December 31, 2009        2,855          211           --          --           --            --
   Net asset value per unit,
      December 31, 2009                  $  1.708689   $ 0.366167   $       --  $       --  $        --   $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          AIM V.I.    AIM V.I.      AIM V.I.   AIM V.I.
                                           BASIC      CAPITAL       CAPITAL      CORE     AIM V.I.
                                           VALUE    APPRECIATION  DEVELOPMENT   EQUITY    DYNAMICS
                                            FUND        FUND         FUND        FUND       FUND
                                         SERIES II    SERIES I     SERIES II   SERIES I   SERIES I
                                           SHARES      SHARES       SHARES      SHARES     SHARES
                                        ----------  ------------  ----------  ----------  --------
INVESTMENT INCOME:
   Dividends                            $   36,762    $  25,638    $      --  $  141,002  $     --
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees          29,466       39,598        6,015      76,651    14,173
   Administrative expense fees               3,536        4,752          721       9,198     1,701
                                        ----------    ---------    ---------  ----------  --------
      Total expenses                        33,002       44,350        6,736      85,849    15,874
                                        ----------    ---------    ---------  ----------  --------
Commonwealth Select Acclaim:
   Mortality and expense risk fees           7,399       13,434        1,172      20,333     4,050
   Administrative expense fees                 925        1,679          146       2,542       506
                                        ----------    ---------    ---------  ----------  --------
      Total expenses                         8,324       15,113        1,318      22,875     4,556
                                        ----------    ---------    ---------  ----------  --------
Commonwealth Optim-L:
   Mortality and expense risk fees              25           --           --          --        --
   Administrative expense fees                   3           --           --          --        --
                                        ----------    ---------    ---------  ----------  --------
      Total expenses                            28           --           --          --        --
                                        ----------    ---------    ---------  ----------  --------
         Total expenses                     41,354       59,463        8,054     108,724    20,430
                                        ----------    ---------    ---------  ----------  --------
      Net investment income (loss)          (4,592)     (33,825)      (8,054)     32,278   (20,430)
                                        ----------    ---------    ---------  ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                         --           --           --          --        --
   Net realized gain (loss) from sales
      of investments                      (575,698)    (234,343)    (167,274)   (244,000)  (44,129)
                                        ----------    ---------    ---------  ----------  --------
      Net realized gain (loss)            (575,698)    (234,343)    (167,274)   (244,000)  (44,129)
   Change in unrealized gain (loss)      1,681,215      996,316      369,658   2,062,049   560,604
                                        ----------    ---------    ---------  ----------  --------
      Net realized and unrealized
         gain (loss)                     1,105,517      761,973      202,384   1,818,049   516,475
                                        ----------    ---------    ---------  ----------  --------
      Net increase (decrease) in net
         assets from operations         $1,100,925    $ 728,148    $ 194,330  $1,850,327  $496,045
                                        ==========    =========    =========  ==========  ========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          AIM V.I.                   ALLIANCE-       ALLIANCE-      ALLIANCE-
                                           GLOBAL      AIM V.I.    BERNSTEIN VPS   BERNSTEIN VPS  BERNSTEIN VPS
                                        HEALTH CARE   LARGE CAP   GLOBAL THEMATIC    GROWTH AND     LARGE CAP
                                            FUND     GROWTH FUND       GROWTH          INCOME         GROWTH
                                          SERIES I     SERIES I      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           SHARES       SHARES      CLASS B (a)       CLASS B        CLASS A
                                        -----------  -----------  ---------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                             $   11,754   $   18,324     $      --      $   925,908    $    18,865
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           31,613       51,164         9,709          249,757        152,888
   Administrative expense fees                3,794        6,139         1,166           29,971         18,346
                                         ----------   ----------     ---------      -----------    -----------
      Total expenses                         35,407       57,303        10,875          279,728        171,234
                                         ----------   ----------     ---------      -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees           10,979       15,963         1,161           78,590             --
   Administrative expense fees                1,373        1,995           145            9,823             --
                                         ----------   ----------     ---------      -----------    -----------
      Total expenses                         12,352       17,958         1,306           88,413             --
                                         ----------   ----------     ---------      -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees               --           --            --               --             --
   Administrative expense fees                   --           --            --               --             --
                                         ----------   ----------     ---------      -----------    -----------
      Total expenses                             --           --            --               --             --
                                         ----------   ----------     ---------      -----------    -----------
         Total expenses                      47,759       75,261        12,181          368,141        171,234
                                         ----------   ----------     ---------      -----------    -----------
      Net investment income (loss)          (36,005)     (56,937)      (12,181)         557,767       (152,369)
                                         ----------   ----------     ---------      -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                          --           --            --               --             --
   Net realized gain (loss) from sales
      of investments                       (345,204)    (312,945)     (100,418)      (3,483,398)    (1,524,267)
                                         ----------   ----------     ---------      -----------    -----------
      Net realized gain (loss)             (345,204)    (312,945)     (100,418)      (3,483,398)    (1,524,267)
   Change in unrealized gain (loss)       1,120,643    1,625,395       466,788        7,366,059      5,386,180
                                         ----------   ----------     ---------      -----------    -----------
      Net realized and unrealized
         gain (loss)                        775,439    1,312,450       366,370        3,882,661      3,861,913
                                         ----------   ----------     ---------      -----------    -----------
      Net increase (decrease) in net
         assets from operations          $  739,434   $1,255,513     $ 354,189      $ 4,440,428    $ 3,709,544
                                         ==========   ==========     =========      ===========    ===========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          ALLIANCE-      ALLIANCE-
                                        BERNSTEIN VPS  BERNSTEIN VPS    ALLIANCE-
                                          LARGE CAP      SMALL/MID    BERNSTEIN VPS      DWS         DWS
                                           GROWTH        CAP VALUE        VALUE       SMALL CAP   STRATEGIC
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO     INDEX VIP   VALUE VIP
                                           CLASS B        CLASS B        CLASS B       CLASS A   CLASS A (a)
                                        -------------  -------------  -------------  ----------  -----------
INVESTMENT INCOME:
   Dividends                              $       --     $   32,301     $   81,215   $   72,984  $   116,668
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees            27,715         39,279         24,660       41,317       27,791
   Administrative expense fees                 3,326          4,713          2,959        4,958        3,335
                                          ----------     ----------     ----------   ----------  -----------
      Total expenses                          31,041         43,992         27,619       46,275       31,126
                                          ----------     ----------     ----------   ----------  -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees            38,172         10,742          8,331       10,379        6,011
   Administrative expense fees                 4,771          1,343          1,041        1,297          752
                                          ----------     ----------     ----------   ----------  -----------
      Total expenses                          42,943         12,085          9,372       11,676        6,763
                                          ----------     ----------     ----------   ----------  -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                 9             --             --           --           --
   Administrative expense fees                     1             --             --           --           --
                                          ----------     ----------     ----------   ----------  -----------
      Total expenses                              10             --             --           --           --
                                          ----------     ----------     ----------   ----------  -----------
         Total expenses                       73,994         56,077         36,991       57,951       37,889
                                          ----------     ----------     ----------   ----------  -----------
      Net investment income (loss)           (73,994)       (23,776)        44,224       15,033       78,779
                                          ----------     ----------     ----------   ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                           --        170,379             --      273,726           --
   Net realized gain (loss) from sales
      of investments                        (217,863)      (773,158)      (730,103)    (851,722)  (1,006,140)
                                          ----------     ----------     ----------   ----------  -----------
      Net realized gain (loss)              (217,863)      (602,779)      (730,103)    (577,996)  (1,006,140)
   Change in unrealized gain (loss)        1,976,102      1,930,139      1,104,645    1,412,277    1,458,808
                                          ----------     ----------     ----------   ----------  -----------
      Net realized and unrealized
         gain (loss)                       1,758,239      1,327,360        374,542      834,281      452,668
                                          ----------     ----------     ----------   ----------  -----------
      Net increase (decrease) in net
         assets from operations           $1,684,245     $1,303,584     $  418,766   $  849,314  $   531,447
                                          ==========     ==========     ==========   ==========  ===========

(a) Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                     EATON
                                                        EATON       VANCE VT   FIDELITY VIP   FIDELITY VIP
                                            DWS        VANCE VT    WORLDWIDE  CONTRAFUND(R)  CONTRAFUND(R)
                                        TECHNOLOGY  FLOATING-RATE    HEALTH     PORTFOLIO      PORTFOLIO
                                            VIP         INCOME      SCIENCES     INITIAL        SERVICE
                                          CLASS A        FUND         FUND        CLASS         CLASS 2
                                        ----------  -------------  ---------  -------------  -------------
INVESTMENT INCOME:
   Dividends                            $       --    $  616,834   $      --   $   330,761     $   63,618
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees          23,439       126,902      63,881       302,988             --
   Administrative expense fees               2,812        15,229       7,666        36,359             --
                                        ----------    ----------   ---------   -----------     ----------
      Total expenses                        26,251       142,131      71,547       339,347             --
                                        ----------    ----------   ---------   -----------     ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees           8,885        32,355      17,600            --         66,697
   Administrative expense fees               1,111         4,044       2,200            --          8,337
                                        ----------    ----------   ---------   -----------     ----------
      Total expenses                         9,996        36,399      19,800            --         75,034
                                        ----------    ----------   ---------   -----------     ----------
Commonwealth Optim-L:
   Mortality and expense risk fees              --            --          --            --             35
   Administrative expense fees                  --            --          --            --              3
                                        ----------    ----------   ---------   -----------     ----------
      Total expenses                            --            --          --            --             38
                                        ----------    ----------   ---------   -----------     ----------
         Total expenses                     36,247       178,530      91,347       339,347         75,072
                                        ----------    ----------   ---------   -----------     ----------
      Net investment income (loss)         (36,247)      438,304     (91,347)       (8,586)       (11,454)
                                        ----------    ----------   ---------   -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                         --            --     615,054         6,539          1,536
   Net realized gain (loss) from sales
      of investments                       (42,452)     (782,890)   (133,254)   (3,431,697)      (909,010)
                                        ----------    ----------   ---------   -----------     ----------
      Net realized gain (loss)             (42,452)     (782,890)    481,800    (3,425,158)      (907,474)
   Change in unrealized gain (loss)      1,277,857     4,577,315     120,884    10,235,408      2,523,064
                                        ----------    ----------   ---------   -----------     ----------
      Net realized and unrealized
         gain (loss)                     1,235,405     3,794,425     602,684     6,810,250      1,615,590
                                        ----------    ----------   ---------   -----------     ----------
      Net increase (decrease) in net
         assets from operations         $1,199,158    $4,232,729   $ 511,337   $ 6,801,664     $1,604,136
                                        ==========    ==========   =========   ===========     ==========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                        FIDELITY VIP  FIDELITY VIP                              FIDELITY VIP
                                           EQUITY-       EQUITY-    FIDELITY VIP  FIDELITY VIP     GROWTH
                                            INCOME        INCOME        GROWTH       GROWTH       & INCOME
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                           INITIAL       SERVICE       INITIAL       SERVICE       INITIAL
                                            CLASS        CLASS 2        CLASS        CLASS 2        CLASS
                                        ------------  ------------  ------------  --------------------------
INVESTMENT INCOME:
   Dividends                             $ 1,003,335   $  119,738    $   137,085    $   4,319    $   44,283
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           569,574           --        395,072           --        52,079
   Administrative expense fees                68,349           --         47,409           --         6,250
                                         -----------   ----------    -----------    ---------    ----------
      Total expenses                         637,923           --        442,481           --        58,329
                                         -----------   ----------    -----------    ---------    ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                --       73,213             --       26,994            --
   Administrative expense fees                    --        9,152             --        3,374            --
                                         -----------   ----------    -----------    ---------    ----------
      Total expenses                              --       82,365             --       30,368            --
                                         -----------   ----------    -----------    ---------    ----------
Commonwealth Optim-L:
   Mortality and expense risk fees                --           14             --           14            --
   Administrative expense fees                    --            1             --            2            --
                                         -----------   ----------    -----------    ---------    ----------
      Total expenses                              --           15             --           16            --
                                         -----------   ----------    -----------    ---------    ----------
         Total expenses                      637,923       82,380        442,481       30,384        58,329
                                         -----------   ----------    -----------    ---------    ----------
      Net investment income (loss)           365,412       37,358       (305,396)     (26,065)      (14,046)
                                         -----------   ----------    -----------    ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                           --           --         27,158        1,926            --
   Net realized gain (loss) from sales
      of investments                      (6,891,228)    (994,457)    (4,475,758)    (196,646)     (755,544)
                                         -----------   ----------    -----------    ---------    ----------
      Net realized gain (loss)            (6,891,228)    (994,457)    (4,448,600)    (194,720)     (755,544)
   Change in unrealized gain (loss)       17,698,635    2,474,538     12,061,139      744,322     1,634,104
                                         -----------   ----------    -----------    ---------    ----------
      Net realized and unrealized
         gain (loss)                      10,807,407    1,480,081      7,612,539      549,602       878,560
                                         -----------   ----------    -----------    ---------    ----------
      Net increase (decrease) in net
         assets from operations          $11,172,819   $1,517,439    $ 7,307,143    $ 523,537    $  864,514
                                         ===========   ==========    ===========    =========    ==========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                        FIDELITY VIP
                                          GROWTH &    FIDELITY VIP  FIDELITY VIP  FIDELITY VIP  FIDELITY VIP
                                            INCOME     HIGH INCOME   HIGH INCOME     MID CAP       MID CAP
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                           SERVICE       INITIAL       SERVICE       INITIAL      SERVICE
                                           CLASS 2        CLASS        CLASS 2        CLASS       CLASS 2
                                        ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
   Dividends                             $   8,230    $ 2,523,027    $  432,996    $   150,909   $   19,839
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees              --        404,553            --        281,641           --
   Administrative expense fees                  --         48,546            --         33,797           --
                                         ---------    -----------    ----------    -----------   ----------
      Total expenses                            --        453,099            --        315,438           --
                                         ---------    -----------    ----------    -----------   ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees          10,777             --        58,252             --       55,785
   Administrative expense fees               1,347             --         7,282             --        6,973
                                         ---------    -----------    ----------    -----------   ----------
      Total expenses                        12,124             --        65,534             --       62,758
                                         ---------    -----------    ----------    -----------   ----------
Commonwealth Optim-L:
   Mortality and expense risk fees              --             --            --             --           23
   Administrative expense fees                  --             --            --             --            3
                                         ---------    -----------    ----------    -----------   ----------
      Total expenses                            --             --            --             --           26
                                         ---------    -----------    ----------    -----------   ----------
         Total expenses                     12,124        453,099        65,534        315,438       62,784
                                         ---------    -----------    ----------    -----------   ----------
      Net investment income (loss)          (3,894)     2,069,928       367,462       (164,529)     (42,945)
                                         ---------    -----------    ----------    -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                         --             --            --        111,879       22,387
   Net realized gain (loss) from sales
      of investments                      (191,237)    (2,478,220)     (626,445)    (1,431,907)    (500,396)
                                         ---------    -----------    ----------    -----------   ----------
      Net realized gain (loss)            (191,237)    (2,478,220)     (626,445)    (1,320,028)    (478,009)
   Change in unrealized gain (loss)        397,326     11,454,221     1,963,828      8,653,538    2,000,602
                                         ---------    -----------    ----------    -----------   ----------
      Net realized and unrealized
         gain (loss)                       206,089      8,976,001     1,337,383      7,333,510    1,522,593
                                         ---------    -----------    ----------    -----------   ----------
      Net increase (decrease) in net
         assets from operations          $ 202,195    $11,045,929    $1,704,845    $ 7,168,981   $1,479,648
                                         =========    ===========    ==========    ===========   ==========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                        FT VIP       FT VIP      FT VIP
                                        FIDELITY VIP   FRANKLIN     FRANKLIN    FRANKLIN      FT VIP
                                           VALUE      LARGE CAP    SMALL CAP   SMALL-MID      MUTUAL
                                         STRATEGIES     GROWTH       VALUE     CAP GROWTH     SHARES
                                         PORTFOLIO    SECURITIES   SECURITIES  SECURITIES   SECURITIES
                                          SERVICE        FUND         FUND        FUND         FUND
                                          CLASS 2      CLASS 2      CLASS 2     CLASS 2      CLASS 2
                                        ------------  ----------  -----------  ----------  -----------
INVESTMENT INCOME:
   Dividends                             $    9,327    $  33,840  $    91,482  $       --  $   443,034
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           26,112       24,991       56,789      79,920      232,541
   Administrative expense fees                3,134        2,999        6,815       9,590       27,905
                                         ----------    ---------  -----------  ----------  -----------
      Total expenses                         29,246       27,990       63,604      89,510      260,446
                                         ----------    ---------  -----------  ----------  -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees            5,566        3,294       13,495      18,980       54,004
   Administrative expense fees                  695          412        1,687       2,373        6,751
                                         ----------    ---------  -----------  ----------  -----------
      Total expenses                          6,261        3,706       15,182      21,353       60,755
                                         ----------    ---------  -----------  ----------  -----------
Commonwealth Optim-L:
   Mortality and expense risk fees               --           --            8          --            6
   Administrative expense fees                   --           --           --          --            1
                                         ----------    ---------  -----------  ----------  -----------
      Total expenses                             --           --            8          --            7
                                         ----------    ---------  -----------  ----------  -----------
         Total expenses                      35,507       31,696       78,794     110,863      321,208
                                         ----------    ---------  -----------  ----------  -----------
      Net investment income (loss)          (26,180)       2,144       12,688    (110,863)     121,826
                                         ----------    ---------  -----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                          --           --      251,930          --           --
   Net realized gain (loss) from sales
      of investments                       (695,611)    (179,218)  (1,041,954)   (550,959)  (1,610,126)
                                         ----------    ---------  -----------  ----------  -----------
      Net realized gain (loss)             (695,611)    (179,218)    (790,024)   (550,959)  (1,610,126)
   Change in unrealized gain (loss)       1,816,862      736,545    1,987,651   3,423,059    6,555,033
                                         ----------    ---------  -----------  ----------  -----------
      Net realized and unrealized
         gain (loss)                      1,121,251      557,327    1,197,627   2,872,100    4,944,907
                                         ----------    ---------  -----------  ----------  -----------
      Net increase (decrease) in net
         assets from operations          $1,095,071    $ 559,471  $ 1,210,315  $2,761,237  $ 5,066,733
                                         ==========    =========  ===========  ==========  ===========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          FT VIP      GOLDMAN      GOLDMAN      GOLDMAN      GOLDMAN
                                         TEMPLETON   SACHS VIT    SACHS VIT    SACHS VIT    SACHS VIT
                                          FOREIGN     CAPITAL    CORE FIXED      EQUITY     GOVERNMENT
                                        SECURITIES  GROWTH FUND  INCOME FUND   INDEX FUND  INCOME FUND
                                           FUND       SERVICE      SERVICE      SERVICE      SERVICE
                                          CLASS 2     SHARES       SHARES        SHARES       SHARES
                                        ----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
   Dividends                            $  343,510  $   121,990  $ 4,081,550  $   938,946   $1,064,876
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees         101,121      699,391      878,950      550,961      304,550
   Administrative expense fees              12,134       83,927      105,474       66,115       36,546
                                        ----------  -----------  -----------  -----------   ----------
      Total expenses                       113,255      783,318      984,424      617,076      341,096
                                        ----------  -----------  -----------  -----------   ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees          22,187       34,471      174,391       49,689       76,110
   Administrative expense fees               2,773        4,309       21,799        6,211        9,513
                                        ----------  -----------  -----------  -----------   ----------
      Total expenses                        24,960       38,780      196,190       55,900       85,623
                                        ----------  -----------  -----------  -----------   ----------
Commonwealth Optim-L:
   Mortality and expense risk fees              30           16           34          117           --
   Administrative expense fees                   3            1            3           11           --
                                        ----------  -----------  -----------  -----------   ----------
      Total expenses                            33           17           37          128           --
                                        ----------  -----------  -----------  -----------   ----------
         Total expenses                    138,248      822,115    1,180,651      673,104      426,719
                                        ----------  -----------  -----------  -----------   ----------
      Net investment income (loss)         205,262     (700,125)   2,900,899      265,842      638,157
                                        ----------  -----------  -----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                    423,774           --           --           --      356,054
   Net realized gain (loss) from sales
      of investments                      (956,732)  (2,525,466)  (2,245,099)  (1,679,607)      30,851
                                        ----------  -----------  -----------  -----------   ----------
      Net realized gain (loss)            (532,958)  (2,525,466)  (2,245,099)  (1,679,607)     386,905
   Change in unrealized gain (loss)      3,244,578   25,113,562    9,668,468   11,769,608      451,879
                                        ----------  -----------  -----------  -----------   ----------
      Net realized and unrealized
         gain (loss)                     2,711,620   22,588,096    7,423,369   10,090,001      838,784
                                        ----------  -----------  -----------  -----------   ----------
      Net increase (decrease) in net
         assets from operations         $2,916,882  $21,887,971  $10,324,268  $10,355,843   $1,476,941
                                        ==========  ===========  ===========  ===========   ==========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                           GOLDMAN                                  GOLDMAN
                                          SACHS VIT      GOLDMAN      GOLDMAN      SACHS VIT        GOLDMAN
                                            GROWTH      SACHS VIT    SACHS VIT     STRATEGIC       SACHS VIT
                                        OPPORTUNITIES    MID CAP       MONEY     INTERNATIONAL  STRUCTURED U.S.
                                             FUND       VALUE FUND  MARKET FUND   EQUITY FUND     EQUITY FUND
                                           SERVICE       SERVICE      SERVICE       SERVICE         SERVICE
                                            SHARES        SHARES       SHARES        SHARES         SHARES
                                        -------------  -----------  -----------  -------------  ---------------
INVESTMENT INCOME:
   Dividends                             $        --   $   413,885   $  132,759   $   534,142      $  32,342
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           402,193       324,034      810,863       381,395         17,760
   Administrative expense fees                48,263        38,884       97,304        45,767          2,131
                                         -----------   -----------   ----------   -----------      ---------
      Total expenses                         450,456       362,918      908,167       427,162         19,891
                                         -----------   -----------   ----------   -----------      ---------
Commonwealth Select Acclaim:
   Mortality and expense risk fees            21,066        26,909      175,117        37,926          2,256
   Administrative expense fees                 2,634         3,364       21,889         4,741            282
                                         -----------   -----------   ----------   -----------      ---------
      Total expenses                          23,700        30,273      197,006        42,667          2,538
                                         -----------   -----------   ----------   -----------      ---------
Commonwealth Optim-L:
   Mortality and expense risk fees                --            32           92            17             19
   Administrative expense fees                    --             3            9             2              2
                                         -----------   -----------   ----------   -----------      ---------
      Total expenses                              --            35          101            19             21
                                         -----------   -----------   ----------   -----------      ---------
         Total expenses                      474,156       393,226    1,105,274       469,848         22,450
                                         -----------   -----------   ----------   -----------      ---------
      Net investment income (loss)          (474,156)       20,659     (972,515)       64,294          9,892
                                         -----------   -----------   ----------   -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                           --            --           --            --             --
   Net realized gain (loss) from sales
      of investments                      (5,055,999)   (5,563,455)          --    (2,272,192)      (167,308)
                                         -----------   -----------   ----------   -----------      ---------
      Net realized gain (loss)            (5,055,999)   (5,563,455)          --    (2,272,192)      (167,308)
   Change in unrealized gain (loss)       20,731,858    13,078,603           --    10,117,827        452,010
                                         -----------   -----------   ----------   -----------      ---------
      Net realized and unrealized
         gain (loss)                      15,675,859     7,515,148           --     7,845,635        284,702
                                         -----------   -----------   ----------   -----------      ---------
      Net increase (decrease) in net
         assets from operations          $15,201,703   $ 7,535,807   $ (972,515)  $ 7,909,929      $ 294,594
                                         ===========   ===========   ==========   ===========      =========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                     JANUS ASPEN                              MFS(R)
                                        JANUS ASPEN   GROWTH AND  JANUS ASPEN  JANUS ASPEN   MID CAP
                                         ENTERPRISE     INCOME       JANUS       OVERSEAS     GROWTH
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     SERIES
                                          SERVICE      SERVICE      SERVICE      SERVICE     SERVICE
                                         SHARES (a)     SHARES     SHARES (a)   SHARES (a)    CLASS
                                        -----------  -----------  -----------  -----------  ---------
INVESTMENT INCOME:
   Dividends                             $       --   $   33,192   $   30,714   $   67,206  $      --
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           24,619       57,436       68,021      158,704     13,669
   Administrative expense fees                2,954        6,892        8,163       19,045      1,640
                                         ----------   ----------   ----------   ----------  ---------
      Total expenses                         27,573       64,328       76,184      177,749     15,309
                                         ----------   ----------   ----------   ----------  ---------
Commonwealth Select Acclaim:
   Mortality and expense risk fees            9,078        9,039       31,837       45,666      3,101
   Administrative expense fees                1,134        1,130        3,980        5,708        387
                                         ----------   ----------   ----------   ----------  ---------
      Total expenses                         10,212       10,169       35,817       51,374      3,488
                                         ----------   ----------   ----------   ----------  ---------
Commonwealth Optim-L:
   Mortality and expense risk fees               --           --           --           --         --
   Administrative expense fees                   --           --           --           --         --
                                         ----------   ----------   ----------   ----------  ---------
      Total expenses                             --           --           --           --         --
                                         ----------   ----------   ----------   ----------  ---------
         Total expenses                      37,785       74,497      112,001      229,123     18,797
                                         ----------   ----------   ----------   ----------  ---------
      Net investment income (loss)          (37,785)     (41,305)     (81,287)    (161,917)   (18,797)
                                         ----------   ----------   ----------   ----------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                          --           --           --      469,544         --
   Net realized gain (loss) from sales
      of investments                       (361,859)    (306,265)    (346,062)    (524,506)  (251,826)
                                         ----------   ----------   ----------   ----------  ---------
      Net realized gain (loss)             (361,859)    (306,265)    (346,062)     (54,962)  (251,826)
   Change in unrealized gain (loss)       1,406,168    1,996,687    2,791,979    9,107,620    724,693
                                         ----------   ----------   ----------   ----------  ---------
      Net realized and unrealized
         gain (loss)                      1,044,309    1,690,422    2,445,917    9,052,658    472,867
                                         ----------   ----------   ----------   ----------  ---------
      Net increase (decrease) in net
         assets from operations          $1,006,524   $1,649,117   $2,364,630   $8,890,741  $ 454,070
                                         ==========   ==========   ==========   ==========  =========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          MFS(R)      MFS(R)                              OPPENHEIMER
                                           NEW        TOTAL       MFS(R)    OPPENHEIMER     CAPITAL
                                        DISCOVERY     RETURN     UTILITIES    BALANCED   APPRECIATION
                                         SERIES       SERIES      SERIES      FUND/VA      FUND/VA
                                         SERVICE     SERVICE      SERVICE     SERVICE      SERVICE
                                          CLASS       CLASS        CLASS       SHARES       SHARES
                                        ---------  -----------  ----------  -----------  ------------
INVESTMENT INCOME:
   Dividends                             $     --  $   447,917  $  307,432  $        --   $      207
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees         15,957      131,068      78,351       30,707       30,625
   Administrative expense fees              1,915       15,728       9,403        3,685        3,675
                                         --------  -----------  ----------  -----------   ----------
      Total expenses                       17,872      146,796      87,754       34,392       34,300
                                         --------  -----------  ----------  -----------   ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees          1,204       29,799       1,310        1,312        6,030
   Administrative expense fees                150        3,724         164          164          754
                                         --------  -----------  ----------  -----------   ----------
      Total expenses                        1,354       33,523       1,474        1,476        6,784
                                         --------  -----------  ----------  -----------   ----------
Commonwealth Optim-L:
   Mortality and expense risk fees             --           69          --           --           51
   Administrative expense fees                 --            6          --           --            5
                                         --------  -----------  ----------  -----------   ----------
      Total expenses                           --           75          --           --           56
                                         --------  -----------  ----------  -----------   ----------
         Total expenses                    19,226      180,394      89,228       35,868       41,140
                                         --------  -----------  ----------  -----------   ----------
      Net investment income (loss)        (19,226)     267,523     218,204      (35,868)     (40,933)
                                         --------  -----------  ----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                        --           --          --           --           --
   Net realized gain (loss) from sales
      of investments                      (72,384)  (1,011,358)   (816,734)  (1,074,836)    (171,416)
                                         --------  -----------  ----------  -----------   ----------
      Net realized gain (loss)            (72,384)  (1,011,358)   (816,734)  (1,074,836)    (171,416)
   Change in unrealized gain (loss)       789,292    2,626,845   2,231,561    1,491,149    1,238,170
                                         --------  -----------  ----------  -----------   ----------
      Net realized and unrealized
         gain (loss)                      716,908    1,615,487   1,414,827      416,313    1,066,754
                                         --------  -----------  ----------  -----------   ----------
      Net increase (decrease) in net
         assets from operations          $697,682  $ 1,883,010  $1,633,031  $   380,445   $1,025,821
                                         ========  ===========  ==========  ===========   ==========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                        OPPENHEIMER  OPPENHEIMER
                                           GLOBAL        HIGH      OPPENHEIMER                PIONEER      T. ROWE
                                         SECURITIES     INCOME     MAIN STREET    PIONEER   REAL ESTATE     PRICE
                                          FUND/VA      FUND/VA     FUND(R)/VA    FUND VCT    SHARES VCT  INTERNATIONAL
                                          SERVICE      SERVICE       SERVICE     PORTFOLIO   PORTFOLIO      STOCK
                                           SHARES       SHARES       SHARES      CLASS II     CLASS II     PORTFOLIO
                                        -----------  -----------  ------------  ----------  -----------  -------------
INVESTMENT INCOME:
   Dividends                            $   191,800  $        --    $  30,429   $   72,396  $   314,713   $   805,804
EXPENSES:
Commonwealth Select Resource,
   Commonwealth Select Resource II,
   Commonwealth Select Charter and
   Commonwealth Select Reward
   Mortality and expense risk fees           93,614       21,897       20,670       45,781       72,203       316,432
   Administrative expense fees               11,233        2,627        2,480        5,494        8,665        37,972
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Total expenses                        104,847       24,524       23,150       51,275       80,868       354,404
                                        -----------  -----------    ---------   ----------  -----------   -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees           21,316        3,515        2,459       14,159       16,577        74,633
   Administrative expense fees                2,664          439          308        1,770        2,072         9,330
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Total expenses                         23,980        3,954        2,767       15,929       18,649        83,963
                                        -----------  -----------    ---------   ----------  -----------   -----------
Commonwealth Optim-L:
   Mortality and expense risk fees               67            1           --           --           --            --
   Administrative expense fees                    6           --           --           --           --            --
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Total expenses                             73            1           --           --           --            --
                                        -----------  -----------    ---------   ----------  -----------   -----------
         Total expenses                     128,900       28,479       25,917       67,204       99,517       438,367
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Net investment income (loss)           62,900      (28,479)       4,512        5,192      215,196       367,437
                                        -----------  -----------    ---------   ----------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsor                     212,693           --           --           --           --            --
   Net realized gain (loss) from sales
      of investments                     (1,066,991)  (1,411,683)    (202,494)    (502,083)  (2,491,370)   (1,844,795)
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Net realized gain (loss)             (854,298)  (1,411,683)    (202,494)    (502,083)  (2,491,370)   (1,844,795)
   Change in unrealized gain (loss)       3,625,434    1,929,116      602,938    1,358,885    4,046,725    14,327,990
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Net realized and unrealized
         gain (loss)                      2,771,136      517,433      400,444      856,802    1,555,355    12,483,195
                                        -----------  -----------    ---------   ----------  -----------   -----------
      Net increase (decrease) in net
         assets from operations         $ 2,834,036  $   488,954    $ 404,956   $  861,994  $ 1,770,551   $12,850,632
                                        ===========  ===========    =========   ==========  ===========   ===========

(a)  Name changed. See Note 1

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                         AIM V.I.                AIM V.I.                 AIM V.I.
                                                       BASIC VALUE         CAPITAL APPRECIATION     CAPITAL DEVELOPMENT
                                                          FUND                     FUND                    FUND
                                                    SERIES II SHARES          SERIES I SHARES         SERIES II SHARES
                                                -----------------------  -----------------------  ----------------------
                                                   2009         2008        2009         2008        2009        2008
                                                ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (4,592) $   (46,179) $  (33,825) $   (96,481) $  (8,054) $   (17,384)
      Net realized gain (loss)                    (575,698)     551,754    (234,343)     160,837   (167,274)      13,365
      Change in unrealized gain (loss)           1,681,215   (3,771,622)    996,316   (3,822,350)   369,658     (728,257)
                                                ----------  -----------  ----------  -----------  ---------  -----------
      Net increase (decrease) in net assets
         from operations                         1,100,925   (3,266,047)    728,148   (3,757,994)   194,330     (732,276)
                                                ----------  -----------  ----------  -----------  ---------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          6,123       10,178       4,293        7,155        170          366
      Withdrawals                                 (200,794)    (600,762)   (388,499)    (700,631)   (44,172)    (113,799)
      Contract benefits                            (92,869)     (87,668)   (268,852)    (110,764)   (69,404)     (61,642)
      Contract charges                              (7,849)     (11,608)    (11,088)     (16,547)    (1,673)      (2,902)
      Transfers between sub-accounts
         (including Separate Account GPA), net     108,325     (523,793)   (287,266)      49,060    (34,224)    (295,542)
      Other transfers from (to) the General
         Account                                     5,877       26,779      10,411       (9,839)        --        4,529
                                                ----------  -----------  ----------  -----------  ---------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (181,187)  (1,186,874)   (941,001)    (781,566)  (149,303)    (468,990)
                                                ----------  -----------  ----------  -----------  ---------  -----------
      Net increase (decrease) in net assets        919,738   (4,452,921)   (212,853)  (4,539,560)    45,027   (1,201,266)
NET ASSETS:
   Beginning of year                             2,676,090    7,129,011   4,648,884    9,188,444    606,685    1,807,951
                                                ----------  -----------  ----------  -----------  ---------  -----------
   End of year                                  $3,595,828  $ 2,676,090  $4,436,031  $ 4,648,884  $ 651,712  $   606,685
                                                ==========  ===========  ==========  ===========  =========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I.                  AIM V.I.                 AIM V.I.
                                                       CORE EQUITY                DYNAMICS            GLOBAL HEALTH CARE
                                                          FUND                      FUND                     FUND
                                                     SERIES I SHARES          SERIES I SHARES          SERIES I SHARES
                                                ------------------------  -----------------------  -----------------------
                                                    2009         2008        2009         2008        2009         2008
                                                -----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    32,278  $    75,512  $  (20,430) $   (36,249) $  (36,005) $   (70,972)
      Net realized gain (loss)                     (244,000)     177,393     (44,129)     193,577    (345,204)   1,140,584
      Change in unrealized gain (loss)            2,062,049   (3,999,029)    560,604   (1,759,986)  1,120,643   (2,785,036)
                                                -----------  -----------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                          1,850,327   (3,746,124)    496,045   (1,602,658)    739,434   (1,715,424)
                                                -----------  -----------  ----------  -----------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           5,383        6,930         994        1,896       5,880        9,512
      Withdrawals                                  (969,683)  (1,394,693)   (108,596)    (501,719)   (323,686)    (764,368)
      Contract benefits                            (299,600)    (322,859)    (39,220)     (36,883)   (200,663)    (102,018)
      Contract charges                              (21,791)     (25,286)     (3,850)      (5,826)     (9,354)     (11,968)
      Transfers between sub-accounts
         (including Separate Account GPA), net       30,202      126,092    (121,244)    (304,367)   (248,480)     153,624
      Other transfers from (to) the General
         Account                                       (104)      44,383         (67)        (201)     73,157       12,030
                                                -----------  -----------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,255,593)  (1,565,433)   (271,983)    (847,100)   (703,146)    (703,188)
                                                -----------  -----------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets         594,734   (5,311,557)    224,062   (2,449,758)     36,288   (2,418,612)
NET ASSETS:
   Beginning of year                              7,775,693   13,087,250   1,441,417    3,891,175   3,640,100    6,058,712
                                                -----------  -----------  ----------  -----------  ----------  -----------
   End of year                                  $ 8,370,427  $ 7,775,693  $1,665,479  $ 1,441,417  $3,676,388  $ 3,640,100
                                                ===========  ===========  ==========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         AIM V.I.                ALLIANCE-                 ALLIANCE-
                                                        LARGE CAP              BERNSTEIN VPS             BERNSTEIN VPS
                                                       GROWTH FUND         GLOBAL THEMATIC GROWTH      GROWTH AND INCOME
                                                     SERIES I SHARES        PORTFOLIO CLASS B (a)      PORTFOLIO CLASS B
                                                ------------------------  -----------------------  -------------------------
                                                    2009         2008        2009         2008         2009         2008
                                                -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (56,937) $  (117,868) $  (12,181) $   (18,298) $   557,767  $    170,800
      Net realized gain (loss)                     (312,945)      94,506    (100,418)     (81,396)  (3,483,398)    6,179,013
      Change in unrealized gain (loss)            1,625,395   (4,019,391)    466,788     (707,174)   7,366,059   (28,356,526)
                                                -----------  -----------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                          1,255,513   (4,042,753)    354,189     (806,868)   4,440,428   (22,006,713)
                                                -----------  -----------  ----------  -----------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           8,329        8,933          21          822       17,498        29,339
      Withdrawals                                  (583,913)  (1,161,062)   (181,128)    (111,923)  (2,446,571)   (4,608,988)
      Contract benefits                            (135,408)    (242,517)     (7,306)     (21,749)  (1,014,198)     (853,784)
      Contract charges                              (12,912)     (18,714)     (2,165)      (2,906)     (65,169)      (93,770)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (424,517)    (773,843)    242,186     (311,681)  (1,168,152)   (2,721,771)
      Other transfers from (to) the General
         Account                                        256       (7,602)       (220)       7,176       64,242        92,146
                                                -----------  -----------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (1,148,165)  (2,194,805)     51,388     (440,261)  (4,612,350)   (8,156,828)
                                                -----------  -----------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets         107,348   (6,237,558)    405,577   (1,247,129)    (171,922)  (30,163,541)
NET ASSETS:
   Beginning of year                              5,423,099   11,660,657     683,713    1,930,842   27,910,084    58,073,625
                                                -----------  -----------  ----------  -----------  -----------  ------------
   End of year                                  $ 5,530,447  $ 5,423,099  $1,089,290  $   683,713  $27,738,162  $ 27,910,084
                                                ===========  ===========  ==========  ===========  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                        ALLIANCE-                 ALLIANCE-                 ALLIANCE-
                                                      BERNSTEIN VPS             BERNSTEIN VPS            BERNSTEIN VPS
                                                     LARGE CAP GROWTH          LARGE CAP GROWTH       SMALL/MID CAP VALUE
                                                    PORTFOLIO CLASS A         PORTFOLIO CLASS B        PORTFOLIO CLASS B
                                                -------------------------  -----------------------  -----------------------
                                                    2009         2008         2009         2008        2009         2008
                                                -----------  ------------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (152,369) $   (267,169) $  (73,994) $  (104,931) $  (23,776) $   (60,697)
      Net realized gain (loss)                   (1,524,267)   (1,094,435)   (217,863)     140,345    (602,779)      97,916
      Change in unrealized gain (loss)            5,386,180    (7,927,772)  1,976,102   (3,810,791)  1,930,139   (2,731,839)
                                                -----------  ------------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                          3,709,544    (9,289,376)  1,684,245   (3,775,377)  1,303,584   (2,694,620)
                                                -----------  ------------  ----------  -----------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           4,435           313       3,027       17,894       2,561        5,722
      Withdrawals                                (1,364,632)     (103,155)   (534,906)  (3,536,896)   (295,064)    (670,171)
      Contract benefits                            (430,034)      (25,982)   (184,998)    (858,518)   (105,009)    (339,049)
      Contract charges                              (33,995)       (3,955)    (12,830)     (63,761)     (8,594)     (13,022)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (539,322)   (4,935,189)    730,348    2,474,823     (17,857)  (1,037,338)
      Other transfers from (to) the General
         Account                                      5,344            16      15,855       89,843        (886)     129,243
                                                -----------  ------------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (2,358,204)   (5,067,952)     16,496   (1,876,615)   (424,849)  (1,924,615)
                                                -----------  ------------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets       1,351,340   (14,357,328)  1,700,741   (5,651,992)    878,735   (4,619,235)
NET ASSETS:
   Beginning of year                             12,139,062    26,496,390   5,002,887   10,654,879   3,949,991    8,569,226
                                                -----------  ------------  ----------  -----------  ----------  -----------
   End of year                                  $13,490,402  $ 12,139,062  $6,703,628  $ 5,002,887  $4,828,726  $ 3,949,991
                                                ===========  ============  ==========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       ALLIANCE-                   DWS                       DWS
                                                     BERNSTEIN VPS              SMALL CAP                 STRATEGIC
                                                         VALUE                  INDEX VIP                 VALUE VIP
                                                   PORTFOLIO CLASS B             CLASS A                 CLASS A (a)
                                                -----------------------  -----------------------  ------------------------
                                                   2009        2008         2009         2008         2009         2008
                                                ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   44,224  $    37,937  $   15,033  $    10,295  $    78,779  $    82,360
      Net realized gain (loss)                    (730,103)    (336,401)   (577,996)    (242,672)  (1,006,140)     323,594
      Change in unrealized gain (loss)           1,104,645   (2,226,086)  1,412,277   (2,715,786)   1,458,808   (3,095,355)
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                           418,766   (2,524,550)    849,314   (2,948,163)     531,447   (2,689,401)
                                                ----------  -----------  ----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          1,581        2,316       3,611          969          327        1,208
      Withdrawals                                 (201,105)    (455,893)   (343,871)     (50,466)    (277,536)    (535,094)
      Contract benefits                           (132,204)    (129,732)   (124,638)        (208)     (61,313)     (81,776)
      Contract charges                              (5,109)      (8,390)    (10,296)        (969)      (6,903)     (10,183)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (365,482)    (699,916)   (321,393)  (2,492,295)      (8,803)    (279,118)
      Other transfers from (to) the General
         Account                                    (1,012)       2,626      11,303          387       12,623        1,412
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (703,331)  (1,288,989)   (785,284)  (2,542,582)    (341,605)    (903,551)
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets       (284,565)  (3,813,539)     64,030   (5,490,745)     189,842   (3,592,952)
NET ASSETS:
   Beginning of year                             3,121,145    6,934,684   4,566,167   10,056,912    2,811,138    6,404,090
                                                ----------  -----------  ----------  -----------  -----------  -----------
   End of year                                  $2,836,580  $ 3,121,145  $4,630,197  $ 4,566,167  $ 3,000,980  $ 2,811,138
                                                ==========  ===========  ==========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                           DWS                    EATON                     EATON
                                                       TECHNOLOGY                VANCE VT                  VANCE VT
                                                           VIP                 FLOATING-RATE           WORLDWIDE HEALTH
                                                         CLASS A                INCOME FUND              SCIENCES FUND
                                                -----------------------  ------------------------  -----------------------
                                                   2009         2008         2009         2008        2009         2008
                                                ----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (36,247) $   (42,453) $   438,304  $   683,536  $  (91,347) $  (106,875)
      Net realized gain (loss)                     (42,452)     (27,208)    (782,890)  (1,023,981)    481,800    1,003,863
      Change in unrealized gain (loss)           1,277,857   (1,754,512)   4,577,315   (4,251,282)    120,884   (1,642,458)
                                                ----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                         1,199,158   (1,824,173)   4,232,729   (4,591,727)    511,337     (745,470)
                                                ----------  -----------  -----------  -----------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            624      146,700       11,119       10,500       9,889       13,962
      Withdrawals                                 (531,953)  (9,472,261)  (2,287,975)  (1,968,540)   (543,479)    (717,690)
      Contract benefits                            (18,354)  (3,341,616)    (504,749)    (631,590)   (119,119)    (312,215)
      Contract charges                              (6,549)    (102,541)     (26,227)     (29,021)    (16,843)     (18,805)
      Transfers between sub-accounts
         (including Separate Account GPA), net   1,005,640   11,841,402    2,078,295   (2,123,924)    (79,583)    (188,812)
      Other transfers from (to) the General
         Account                                      (147)     292,100       29,376      (19,486)        241        6,963
                                                ----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                449,261     (636,216)    (700,161)  (4,762,061)   (748,894)  (1,216,597)
                                                ----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets      1,648,419   (2,460,389)   3,532,568   (9,353,788)   (237,557)  (1,962,067)
NET ASSETS:
   Beginning of year                             1,843,287    4,303,676   10,628,348   19,982,136   6,740,964    8,703,031
                                                ----------  -----------  -----------  -----------  ----------  -----------
   End of year                                  $3,491,706  $ 1,843,287  $14,160,916  $10,628,348  $6,503,407  $ 6,740,964
                                                ==========  ===========  ===========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY VIP            FIDELITY VIP              FIDELITY VIP
                                                        CONTRAFUND(R)           CONTRAFUND(R)             EQUITY-INCOME
                                                          PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                                        INITIAL CLASS          SERVICE CLASS 2            INITIAL CLASS
                                                -------------------------  -----------------------  -------------------------
                                                    2009         2008         2009         2008         2009         2008
                                                -----------  ------------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    (8,586) $   (198,527) $  (11,454) $   (55,798) $   365,412  $    664,731
      Net realized gain (loss)                   (3,425,158)     (672,986)   (907,474)    (437,900)  (6,891,228)   (3,872,293)
      Change in unrealized gain (loss)           10,235,408   (20,046,128)  2,523,064   (4,082,305)  17,698,635   (36,710,396)
                                                -----------  ------------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                          6,801,664   (20,917,641)  1,604,136   (4,576,003)  11,172,819   (39,917,958)
                                                -----------  ------------  ----------  -----------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          22,346        43,293         740           78       96,821       108,619
      Withdrawals                                (2,052,776)   (5,918,071)   (438,565)     (31,426)  (4,392,463)  (10,328,381)
      Contract benefits                            (834,591)   (1,094,832)   (206,429)      (3,433)  (2,149,222)   (3,043,315)
      Contract charges                              (48,004)      (93,411)    (16,272)      (1,467)     (74,617)     (106,287)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,285,546)   (2,071,996)   (258,483)  (2,395,932)  (1,640,271)   (4,867,756)
      Other transfers from (to) the General
         Account                                     50,880       189,605          94        2,470       55,555       353,084
                                                -----------  ------------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (4,147,691)   (8,945,412)   (918,915)  (2,429,710)  (8,104,197)  (17,884,036)
                                                -----------  ------------  ----------  -----------  -----------  ------------
      Net increase (decrease) in net assets       2,653,973   (29,863,053)    685,221   (7,005,713)   3,068,622   (57,801,994)
NET ASSETS:
   Beginning of year                             24,592,127    54,455,180   5,566,140   12,571,853   46,833,713   104,635,707
                                                -----------  ------------  ----------  -----------  -----------  ------------
   End of year                                  $27,246,100  $ 24,592,127  $6,251,361  $ 5,566,140  $49,902,335  $ 46,833,713
                                                ===========  ============  ==========  ===========  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       FIDELITY VIP               FIDELITY VIP             FIDELITY VIP
                                                      EQUITY-INCOME                  GROWTH                  GROWTH
                                                        PORTFOLIO                  PORTFOLIO                PORTFOLIO
                                                     SERVICE CLASS 2             INITIAL CLASS           SERVICE CLASS 2
                                                ------------------------  -------------------------  -----------------------
                                                   2009          2008         2009         2008          2009        2008
                                                -----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    37,358  $    79,133  $  (305,396) $   (356,665) $  (26,065) $   (31,707)
      Net realized gain (loss)                     (994,457)    (420,626)  (4,448,600)   (1,694,681)   (194,720)     133,977
      Change in unrealized gain (loss)            2,474,538   (4,896,354)  12,061,139   (30,562,881)    744,322   (2,385,279)
                                                -----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                          1,517,439   (5,237,847)   7,307,143   (32,614,227)    523,537   (2,283,009)
                                                -----------  -----------  -----------  ------------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           2,822        3,476       64,599       110,915       3,276        3,526
      Withdrawals                                  (679,419)  (1,106,947)  (3,015,164)   (7,222,189)   (218,329)    (391,706)
      Contract benefits                            (310,604)    (218,259)  (1,699,416)   (2,447,181)    (76,336)    (122,613)
      Contract charges                              (21,759)     (30,125)     (51,891)      (76,222)     (7,988)     (11,669)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (338,762)    (810,996)    (641,485)     (714,875)   (100,584)    (221,071)
      Other transfers from (to) the General
         Account                                     16,362       14,778       47,457       385,640          18        2,509
                                                -----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,331,360)  (2,148,073)  (5,295,900)   (9,963,912)   (399,943)    (741,024)
                                                -----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets         186,079   (7,385,920)   2,011,243   (42,578,139)    123,594   (3,024,033)
NET ASSETS:
   Beginning of year                              6,356,353   13,742,273   32,703,747    75,281,886   2,310,688    5,334,721
                                                -----------  -----------  -----------  ------------  ----------  -----------
   End of year                                  $ 6,542,432  $ 6,356,353  $34,714,990  $ 32,703,747  $2,434,282  $ 2,310,688
                                                ===========  ===========  ===========  ============  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     FIDELITY VIP             FIDELITY VIP              FIDELITY VIP
                                                    GROWTH & INCOME         GROWTH & INCOME             HIGH INCOME
                                                       PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                                     INITIAL CLASS          SERVICE CLASS 2            INITIAL CLASS
                                                -----------------------  ----------------------  -------------------------
                                                   2009         2008        2009        2008         2009          2008
                                                ----------  -----------  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (14,046) $   (28,825) $   (3,894) $   (6,074) $ 2,069,928  $  2,486,367
      Net realized gain (loss)                    (755,544)     476,542    (191,237)    145,220   (2,478,220)   (2,281,567)
      Change in unrealized gain (loss)           1,634,104   (4,271,864)    397,326    (856,658)  11,454,221   (10,591,448)
                                                ----------  -----------  ----------  ----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                           864,514   (3,824,147)    202,195    (717,512)  11,045,929   (10,386,648)
                                                ----------  -----------  ----------  ----------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          2,565        3,664          25         250       24,855       108,710
      Withdrawals                                 (424,761)  (1,055,106)    (62,630)   (191,401)  (3,314,548)   (5,323,609)
      Contract benefits                           (241,067)    (121,886)    (58,019)   (121,211)  (1,495,862)   (1,798,578)
      Contract charges                              (9,271)     (14,648)     (2,662)     (3,779)     (53,929)      (57,360)
      Transfers between sub-accounts
         (including Separate Account GPA), net      77,697   (1,336,773)     29,120      57,272    1,338,000    (2,886,882)
      Other transfers from (to) the General
         Account                                       (89)       7,073        (168)       (433)      63,384       150,431
                                                ----------  -----------  ----------  ----------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions               (594,926)  (2,517,676)    (94,334)   (259,302)  (3,438,100)   (9,807,288)
                                                ----------  -----------  ----------  ----------  -----------  ------------
      Net increase (decrease) in net assets        269,588   (6,341,823)    107,861    (976,814)   7,607,829   (20,193,936)
NET ASSETS:
   Beginning of year                             4,211,951   10,553,774     963,468   1,940,282   27,444,554    47,638,490
                                                ----------  -----------  ----------  ----------  -----------  ------------
   End of year                                  $4,481,539  $ 4,211,951  $1,071,329  $  963,468  $35,052,383  $ 27,444,554
                                                ==========  ===========  ==========  ==========  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       FIDELITY VIP            FIDELITY VIP               FIDELITY VIP
                                                       HIGH INCOME               MID CAP                    MID CAP
                                                        PORTFOLIO               PORTFOLIO                  PORTFOLIO
                                                     SERVICE CLASS 2          INITIAL CLASS             SERVICE CLASS 2
                                                -----------------------  -------------------------  -----------------------
                                                   2009         2008         2009          2008        2009         2008
                                                ----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  367,462  $   315,754  $  (164,529) $   (328,777) $  (42,945) $   (80,115)
      Net realized gain (loss)                    (626,445)    (307,338)  (1,320,028)    5,954,010    (478,009)   1,297,167
      Change in unrealized gain (loss)           1,963,828   (1,276,807)   8,653,538   (21,723,824)  2,000,602   (4,495,018)
                                                ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                         1,704,845   (1,268,391)   7,168,981   (16,098,591)  1,479,648   (3,277,966)
                                                ----------  -----------  -----------  ------------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            317        1,090       20,328        42,948         820        2,770
      Withdrawals                                 (430,338)    (677,422)  (2,100,591)   (3,470,078)   (459,808)    (918,188)
      Contract benefits                            (98,605)     (97,815)    (450,086)     (895,649)   (171,386)    (244,657)
      Contract charges                             (13,616)     (13,719)     (42,693)      (58,853)    (14,538)     (19,235)
      Transfers between sub-accounts
         (including Separate Account GPA), net     194,943    1,146,619     (770,277)   (3,243,501)   (317,137)    (930,833)
      Other transfers from (to) the General
         Account                                        50       11,887       23,482       233,345           5        4,145
                                                ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (347,249)     370,640   (3,319,837)   (7,391,788)   (962,044)  (2,105,998)
                                                ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets      1,357,596     (897,751)   3,849,144   (23,490,379)    517,604   (5,383,964)
NET ASSETS:
   Beginning of year                             4,704,015    5,601,766   21,560,169    45,050,548   4,638,248   10,022,212
                                                ----------  -----------  -----------  ------------  ----------  -----------
   End of year                                  $6,061,611  $ 4,704,015  $25,409,313  $ 21,560,169  $5,155,852  $ 4,638,248
                                                ==========  ===========  ===========  ============  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  FT VIP                   FT VIP
                                                      FIDELITY VIP               FRANKLIN                 FRANKLIN
                                                    VALUE STRATEGIES            LARGE CAP              SMALL CAP VALUE
                                                       PORTFOLIO            GROWTH SECURITIES            SECURITIES
                                                    SERVICE CLASS 2            FUND CLASS 2             FUND CLASS 2
                                                -----------------------  -----------------------  ------------------------
                                                   2009         2008        2009         2008         2009         2008
                                                ----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (26,180) $   (38,185) $    2,144  $    (4,618) $    12,688  $   (20,895)
      Net realized gain (loss)                    (695,611)     151,203    (179,218)     244,546     (790,024)     434,988
      Change in unrealized gain (loss)           1,816,862   (2,791,689)    736,545   (1,647,771)   1,987,651   (3,775,286)
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         1,095,071   (2,678,671)    559,471   (1,407,843)   1,210,315   (3,361,193)
                                                ----------  -----------  ----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            308        7,155         320        1,050        1,619        5,865
      Withdrawals                                 (207,338)    (500,799)   (507,246)    (670,613)    (547,560)  (1,396,433)
      Contract benefits                             (9,346)     (38,180)    (45,649)     (27,371)    (167,075)    (222,688)
      Contract charges                              (4,596)      (6,989)     (3,994)      (5,595)     (13,268)     (18,454)
      Transfers between sub-accounts
         (including Separate Account GPA), net      21,093     (375,837)   (170,825)    (220,617)    (917,273)     (30,057)
      Other transfers from (to) the General
         Account                                       254        3,113          45       11,529       15,064       25,837
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (199,625)    (911,537)   (727,349)    (911,617)  (1,628,493)  (1,635,930)
                                                ----------  -----------  ----------  -----------  -----------  -----------
      Net increase (decrease) in net assets        895,446   (3,590,208)   (167,878)  (2,319,460)    (418,178)  (4,997,123)
NET ASSETS:
   Beginning of year                             2,228,809    5,819,017   2,398,524    4,717,984    6,174,715   11,171,838
                                                ----------  -----------  ----------  -----------  -----------  -----------
   End of year                                  $3,124,255  $ 2,228,809  $2,230,646  $ 2,398,524  $ 5,756,537  $ 6,174,715
                                                ==========  ===========  ==========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         FT VIP
                                                        FRANKLIN
                                                        SMALL-MID                   FT VIP                     FT VIP
                                                       CAP GROWTH               MUTUAL SHARES                TEMPLETON
                                                       SECURITIES                 SECURITIES             FOREIGN SECURITIES
                                                      FUND CLASS 2               FUND CLASS 2               FUND CLASS 2
                                                ------------------------  -------------------------  -------------------------
                                                    2009         2008         2009          2008         2009         2008
                                                -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (110,863) $  (169,786) $   121,826  $    521,833  $   205,262  $    175,323
      Net realized gain (loss)                     (550,959)   1,567,089   (1,610,126)    1,507,321     (532,958)    1,612,075
      Change in unrealized gain (loss)            3,423,059   (7,727,800)   6,555,033   (18,409,617)   3,244,578    (9,877,362)
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                          2,761,237   (6,330,497)   5,066,733   (16,380,463)   2,916,882    (8,089,964)
                                                -----------  -----------  -----------  ------------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           4,894       10,113       13,089        42,448        7,715         9,861
      Withdrawals                                  (685,385)  (1,313,843)  (2,227,322)   (4,857,098)    (915,631)   (1,972,107)
      Contract benefits                            (282,394)    (186,426)  (1,120,348)   (1,398,916)    (309,712)     (537,427)
      Contract charges                              (18,988)     (26,033)     (45,806)      (79,856)     (19,880)      (30,455)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (406,253)    (711,967)    (904,070)   (2,420,124)    (156,258)   (1,892,334)
      Other transfers from (to) the General
         Account                                     18,353        2,407       53,045       254,061       10,215       275,950
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (1,369,773)  (2,225,749)  (4,231,412)   (8,459,485)  (1,383,551)   (4,146,512)
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets       1,391,464   (8,556,246)     835,321   (24,839,948)   1,533,331   (12,236,476)
NET ASSETS:
   Beginning of year                              7,658,287   16,214,533   23,225,495    48,065,443    9,854,394    22,090,870
                                                -----------  -----------  -----------  ------------  -----------  ------------
   End of year                                  $ 9,049,751  $ 7,658,287  $24,060,816  $ 23,225,495  $11,387,725  $  9,854,394
                                                ===========  ===========  ===========  ============  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     GOLDMAN SACHS VIT          GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                         CAPITAL                   CORE FIXED                   EQUITY
                                                        GROWTH FUND               INCOME FUND                 INDEX FUND
                                                      SERVICE SHARES             SERVICE SHARES             SERVICE SHARES
                                                -------------------------  --------------------------  -------------------------
                                                    2009         2008          2009          2008         2009          2008
                                                -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (700,125) $ (1,223,554) $  2,900,899  $  3,839,076  $   265,842  $    213,043
      Net realized gain (loss)                   (2,525,466)      673,990    (2,245,099)   (3,442,684)  (1,679,607)    5,558,564
      Change in unrealized gain (loss)           25,113,562   (42,850,773)    9,668,468   (11,641,200)  11,769,608   (39,442,137)
                                                -----------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                         21,887,971   (43,400,337)   10,324,268   (11,244,808)  10,355,843   (33,670,530)
                                                -----------  ------------  ------------  ------------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          90,321       194,773        50,369       131,009       49,614        20,447
      Withdrawals                                (5,218,988)  (11,845,157)   (8,901,862)  (14,949,349)  (4,814,918)     (661,786)
      Contract benefits                          (2,802,298)   (3,603,023)   (3,402,362)   (4,138,938)  (2,145,682)     (258,516)
      Contract charges                              (88,755)     (108,302)     (160,255)     (182,287)     (78,733)       (8,938)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,771,816)   (2,200,384)    2,283,962    (6,788,385)  (2,314,406)  (13,529,477)
      Other transfers from (to) the General
         Account                                     98,560       475,048       121,587       362,788      104,915        45,879
                                                -----------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (9,692,976)  (17,087,045)  (10,008,561)  (25,565,162)  (9,199,210)  (14,392,391)
                                                -----------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) in net assets      12,194,995   (60,487,382)      315,707   (36,809,970)   1,156,633   (48,062,921)
NET ASSETS:
   Beginning of year                             54,059,041   114,546,423    85,977,868   122,787,838   50,895,654    98,958,575
                                                -----------  ------------  ------------  ------------  -----------  ------------
   End of year                                  $66,254,036  $ 54,059,041  $ 86,293,575  $ 85,977,868  $52,052,287  $ 50,895,654
                                                ===========  ============  ============  ============  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                       GOVERNMENT                   GROWTH                   MID CAP
                                                      INCOME FUND             OPPORTUNITIES FUND            VALUE FUND
                                                     SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                                ------------------------  -------------------------  -------------------------
                                                   2009          2008         2009         2008          2009          2008
                                                -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   638,157  $   894,803  $  (474,156) $   (687,973) $    20,659  $   (318,427)
      Net realized gain (loss)                      386,905     (169,796)  (5,055,999)   (5,146,068)  (5,563,455)   (4,611,647)
      Change in unrealized gain (loss)              451,879     (199,098)  20,731,858   (17,362,697)  13,078,603   (14,626,960)
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                          1,476,941      525,909   15,201,703   (23,196,738)   7,535,807   (19,557,034)
                                                -----------  -----------  -----------  ------------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          14,525       17,334       74,154        87,156       28,980       177,546
      Withdrawals                                (3,508,531)  (3,632,813)  (3,027,081)   (8,002,801)  (2,729,319)   (6,938,698)
      Contract benefits                            (492,295)    (897,259)  (1,486,205)   (1,742,802)  (1,154,387)   (1,591,855)
      Contract charges                              (68,412)     (58,501)     (52,554)      (66,235)     (49,864)      (71,121)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,666,133)  12,427,716     (610,231)   (2,593,980)  (2,212,978)   (3,475,480)
      Other transfers from (to) the General
         Account                                    116,355       10,887       90,229       120,234       42,910       320,113
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (5,604,491)   7,867,364   (5,011,688)  (12,198,428)  (6,074,658)  (11,579,495)
                                                -----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets      (4,127,550)   8,393,273   10,190,015   (35,395,166)   1,461,149   (31,136,529)
NET ASSETS:
   Beginning of year                             32,698,713   24,305,440   29,868,117    65,263,283   28,988,094    60,124,623
                                                -----------  -----------  -----------  ------------  -----------  ------------
   End of year                                  $28,571,163  $32,698,713  $40,058,132  $ 29,868,117  $30,449,243  $ 28,988,094
                                                ===========  ===========  ===========  ============  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                GOLDMAN SACHS VIT
                                                     GOLDMAN SACHS VIT             STRATEGIC              GOLDMAN SACHS VIT
                                                           MONEY                 INTERNATIONAL             STRUCTURED U.S.
                                                        MARKET FUND               EQUITY FUND                EQUITY FUND
                                                      SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                                --------------------------  -------------------------  -----------------------
                                                    2009          2008          2009         2008         2009         2008
                                                ------------  ------------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (972,515) $    796,812  $    64,294  $    631,656  $    9,892  $     1,593
      Net realized gain (loss)                            --            --   (2,272,192)    4,137,969    (167,308)     (77,880)
      Change in unrealized gain (loss)                    --            --   10,117,827   (37,165,378)    452,010     (866,218)
                                                ------------  ------------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                            (972,515)      796,812    7,909,929   (32,395,753)    294,594     (942,505)
                                                ------------  ------------  -----------  ------------  ----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          127,302       177,252       65,162       129,473       5,030        7,895
      Withdrawals                                (17,963,479)  (29,412,520)  (2,926,485)   (7,868,146)   (142,173)    (257,603)
      Contract benefits                           (4,657,761)   (3,613,962)  (1,254,415)   (1,558,079)    (79,330)    (109,163)
      Contract charges                              (153,680)     (166,636)     (61,537)      (85,790)     (3,562)      (4,493)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (8,292,841)   26,582,302     (993,530)     (978,934)    247,183       63,402
      Other transfers from (to) the General
         Account                                   4,793,694     4,685,120       87,699       197,208       2,008          101
                                                ------------  ------------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (26,146,765)   (1,748,444)  (5,083,106)  (10,164,268)     29,156     (299,861)
                                                ------------  ------------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets      (27,119,280)     (951,632)   2,826,823   (42,560,021)    323,750   (1,242,366)
NET ASSETS:
   Beginning of year                              91,851,810    92,803,442   33,852,172    76,412,193   1,576,381    2,818,747
                                                ------------  ------------  -----------  ------------  ----------  -----------
   End of year                                  $ 64,732,530  $ 91,851,810  $36,678,995  $ 33,852,172  $1,900,131  $ 1,576,381
                                                ============  ============  ===========  ============  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     JANUS ASPEN               JANUS ASPEN                JANUS ASPEN
                                                      ENTERPRISE            GROWTH AND INCOME                JANUS
                                                      PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                                   SERVICE SHARES (a)         SERVICE SHARES          SERVICE SHARES (a)
                                                -----------------------  ------------------------  ------------------------
                                                   2009         2008         2009         2008         2009         2008
                                                ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (37,785) $   (74,109) $   (41,305) $   (55,233) $   (81,287) $  (101,049)
      Net realized gain (loss)                    (361,859)     439,099     (306,265)     178,806     (346,062)     315,724
      Change in unrealized gain (loss)           1,406,168   (3,254,790)   1,996,687   (4,424,728)   2,791,979   (6,204,458)
                                                ----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         1,006,524   (2,889,800)   1,649,117   (4,301,155)   2,364,630   (5,989,783)
                                                ----------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            264        3,319        1,209        9,169        6,836        9,360
      Withdrawals                                 (358,318)    (810,919)    (621,895)  (1,158,676)    (673,640)  (1,387,596)
      Contract benefits                           (106,638)     (48,182)    (232,168)    (217,828)    (356,428)    (230,879)
      Contract charges                              (7,236)     (12,247)     (10,753)     (15,688)     (21,728)     (29,078)
      Transfers between sub-accounts
         (including Separate Account GPA), net      88,192   (1,249,255)    (255,242)  (1,226,822)    (382,142)    (975,518)
      Other transfers from (to) the General
         Account                                       139       25,652        2,705          222       35,859       (8,314)
                                                ----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (383,597)  (2,091,632)  (1,116,144)  (2,609,623)  (1,391,243)  (2,622,025)
                                                ----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets        622,927   (4,981,432)     532,973   (6,910,778)     973,387   (8,611,808)
NET ASSETS:
   Beginning of year                             2,646,933    7,628,365    5,220,781   12,131,559    8,033,118   16,644,926
                                                ----------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $3,269,860  $ 2,646,933  $ 5,753,754  $ 5,220,781  $ 9,006,505  $ 8,033,118
                                                ==========  ===========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       JANUS ASPEN
                                                        OVERSEAS                MFS(R) MID CAP            MFS(R) NEW
                                                        PORTFOLIO                GROWTH SERIES         DISCOVERY SERIES
                                                    SERVICE SHARES (a)           SERVICE CLASS           SERVICE CLASS
                                                -------------------------  -----------------------  ----------------------
                                                    2009          2008        2009         2008        2009        2008
                                                -----------  ------------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (161,917) $    (71,635) $  (18,797) $   (37,202) $  (19,226) $  (17,015)
      Net realized gain (loss)                      (54,962)    5,219,110    (251,826)     273,792     (72,384)    177,940
      Change in unrealized gain (loss)            9,107,620   (21,019,567)    724,693   (1,885,482)    789,292    (732,428)
                                                -----------  ------------  ----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         from operations                          8,890,741   (15,872,092)    454,070   (1,648,892)    697,682    (571,503)
                                                -----------  ------------  ----------  -----------  ----------  ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           3,857        28,941          21       19,095         249       1,136
      Withdrawals                                (1,418,748)   (2,352,523)   (169,347)    (525,941)   (247,340)   (146,524)
      Contract benefits                            (559,163)     (482,096)    (31,186)     (66,283)    (10,068)    (68,566)
      Contract charges                              (33,582)      (47,040)     (3,745)      (6,310)     (3,061)     (2,485)
      Transfers between sub-accounts
         (including Separate Account GPA), net      408,248    (2,135,530)    (60,795)    (477,996)    783,090      42,405
      Other transfers from (to) the General
         Account                                        985       151,140       2,179        2,553         389       6,554
                                                -----------  ------------  ----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         from contract transactions              (1,598,403)   (4,837,108)   (262,873)  (1,054,882)    523,259    (167,480)
                                                -----------  ------------  ----------  -----------  ----------  ----------
      Net increase (decrease) in net assets       7,292,338   (20,709,200)    191,197   (2,703,774)  1,220,941    (738,983)
NET ASSETS:
   Beginning of year                             12,736,450    33,445,650   1,313,651    4,017,425     839,295   1,578,278
                                                -----------  ------------  ----------  -----------  ----------  ----------
   End of year                                  $20,028,788  $ 12,736,450  $1,504,848  $ 1,313,651  $2,060,236  $  839,295
                                                ===========  ============  ==========  ===========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                           OPPENHEIMER
                                                       MFS(R) TOTAL                 MFS(R)                  BALANCED
                                                      RETURN SERIES            UTILITIES SERIES              FUND/VA
                                                      SERVICE CLASS              SERVICE CLASS            SERVICE SHARES
                                                ------------------------  ------------------------  ------------------------
                                                   2009         2008          2009         2008         2009         2008
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   267,523  $   279,796  $   218,204  $    (7,526) $   (35,868) $    81,504
      Net realized gain (loss)                   (1,011,358)     441,784     (816,734)   1,797,698   (1,074,836)    (215,093)
      Change in unrealized gain (loss)            2,626,845   (5,169,599)   2,231,561   (6,927,883)   1,491,149   (2,577,839)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                          1,883,010   (4,448,019)   1,633,031   (5,137,711)     380,445   (2,711,428)
                                                -----------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           9,122       16,116        1,730       17,937        4,910        2,501
      Withdrawals                                (1,168,181)  (2,096,992)    (730,085)  (1,527,045)    (336,145)    (537,321)
      Contract benefits                            (698,885)    (866,703)    (216,214)    (227,634)     (86,402)    (156,543)
      Contract charges                              (25,470)     (32,242)     (13,804)     (23,583)      (4,437)      (8,446)
      Transfers between sub-accounts
         (including Separate Account GPA), net      903,807     (326,454)    (576,170)    (911,042)    (483,989)    (605,574)
      Other transfers from (to) the General
         Account                                       (554)     209,439          266       71,865        4,986        5,220
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                (980,161)  (3,096,836)  (1,534,277)  (2,599,502)    (901,077)  (1,300,163)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets         902,849   (7,544,855)      98,754   (7,737,213)    (520,632)  (4,011,591)
NET ASSETS:
   Beginning of year                             13,220,142   20,764,997    6,874,406   14,611,619    2,996,168    7,007,759
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $14,122,991  $13,220,142  $ 6,973,160  $ 6,874,406  $ 2,475,536  $ 2,996,168
                                                ===========  ===========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       OPPENHEIMER              OPPENHEIMER                OPPENHEIMER
                                                  CAPITAL APPRECIATION       GLOBAL SECURITIES             HIGH INCOME
                                                        FUND/VA                   FUND/VA                    FUND/VA
                                                     SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                                                -----------------------  -------------------------  ------------------------
                                                   2009         2008         2009          2008         2009         2008
                                                ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (40,933) $   (71,886) $    62,900  $      3,854  $   (28,479) $   416,023
      Net realized gain (loss)                    (171,416)     221,854     (854,298)    1,240,299   (1,411,683)    (763,313)
      Change in unrealized gain (loss)           1,238,170   (2,954,009)   3,625,434    (9,072,751)   1,929,116   (5,243,307)
                                                ----------  -----------  -----------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         1,025,821   (2,804,041)   2,834,036    (7,828,598)     488,954   (5,590,597)
                                                ----------  -----------  -----------  ------------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          1,990        1,256       13,468        21,347          828        1,561
      Withdrawals                                 (321,962)    (877,877)  (1,023,478)   (2,179,584)    (279,613)  (1,641,872)
      Contract benefits                            (81,868)    (182,709)    (287,318)     (520,850)     (53,250)     (92,064)
      Contract charges                              (5,944)     (10,181)     (17,786)      (27,133)      (4,143)     (11,315)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (108,758)    (518,211)  (1,083,279)   (3,336,562)     668,366     (425,344)
      Other transfers from (to) the General
         Account                                       142          417       37,507       119,522       12,212       29,051
                                                ----------  -----------  -----------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (516,400)  (1,587,305)  (2,360,886)   (5,923,260)     344,400   (2,139,983)
                                                ----------  -----------  -----------  ------------  -----------  -----------
      Net increase (decrease) in net assets        509,421   (4,391,346)     473,150   (13,751,858)     833,354   (7,730,580)
NET ASSETS:
   Beginning of year                             2,810,937    7,202,283    9,635,931    23,387,789    1,670,132    9,400,712
                                                ----------  -----------  -----------  ------------  -----------  -----------
   End of year                                  $3,320,358  $ 2,810,937  $10,109,081  $  9,635,931  $ 2,503,486  $ 1,670,132
                                                ==========  ===========  ===========  ============  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       OPPENHEIMER                                         PIONEER
                                                       MAIN STREET               PIONEER                  REAL ESTATE
                                                        FUND(R)/VA               FUND VCT                 SHARES VCT
                                                     SERVICE SHARES         PORTFOLIO CLASS II         PORTFOLIO CLASS II
                                                -----------------------  ------------------------  -------------------------
                                                   2009         2008         2009         2008         2009          2008
                                                ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    4,512  $    (2,474) $     5,192  $    10,537  $   215,196  $    356,751
      Net realized gain (loss)                    (202,494)     291,682     (502,083)     496,756   (2,491,370)    3,251,226
      Change in unrealized gain (loss)             602,938   (1,763,712)   1,358,885   (3,425,833)   4,046,725    (9,392,511)
                                                ----------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                           404,956   (1,474,504)     861,994   (2,918,540)   1,770,551    (5,784,534)
                                                ----------  -----------  -----------  -----------  -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            792        1,756        2,902        2,712        6,493        25,600
      Withdrawals                                 (182,153)    (463,390)    (671,252)  (1,110,721)    (650,019)   (1,988,168)
      Contract benefits                            (73,196)     (91,524)    (137,344)    (154,952)    (258,250)     (359,384)
      Contract charges                              (4,168)      (6,595)     (10,753)     (14,939)     (16,326)      (29,631)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (222,561)    (317,159)  (1,137,487)     254,688     (636,870)   (2,116,434)
      Other transfers from (to) the General
         Account                                       631        2,129        6,631        2,930       10,542        14,384
                                                ----------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions               (480,655)    (874,783)  (1,947,303)  (1,020,282)  (1,544,430)   (4,453,633)
                                                ----------  -----------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets        (75,699)  (2,349,287)  (1,085,309)  (3,938,822)     226,121   (10,238,167)
NET ASSETS:
   Beginning of year                             2,029,994    4,379,281    5,778,767    9,717,589    8,358,302    18,596,469
                                                ----------  -----------  -----------  -----------  -----------  ------------
   End of year                                  $1,954,295  $ 2,029,994  $ 4,693,458  $ 5,778,767  $ 8,584,423  $  8,358,302
                                                ==========  ===========  ===========  ===========  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      T. ROWE PRICE
                                                      INTERNATIONAL
                                                     STOCK PORTFOLIO
                                                -------------------------
                                                    2009          2008
                                                -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   367,437  $    245,888
      Net realized gain (loss)                   (1,844,795)    3,186,182
      Change in unrealized gain (loss)           14,327,990   (33,235,321)
                                                -----------  ------------
      Net increase (decrease) in net assets
         from operations                         12,850,632   (29,803,251)
                                                -----------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          50,474       108,542
      Withdrawals                                (3,231,067)   (5,807,371)
      Contract benefits                          (1,145,194)   (1,052,344)
      Contract charges                              (66,051)      (91,211)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,676,803)     (429,173)
      Other transfers from (to) the General
         Account                                     95,623        22,767
                                                -----------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (5,973,018)   (7,248,790)
                                                -----------  ------------
      Net increase (decrease) in net assets       6,877,614   (37,052,041)
NET ASSETS:
   Beginning of year                             29,112,452    66,164,493
                                                -----------  ------------
   End of year                                  $35,990,066  $ 29,112,452
                                                ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          The Commonwealth Select Separate Account (the "Separate Account"), which funds the Commonwealth Select Acclaim, Commonwealth Select Charter, Commonwealth Select Resource, Commonwealth Select Resource II, Commonwealth Select Reward and the Commonwealth Optim-L annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on March 5, 1992 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company. Commonwealth Annuity is the Sponsor of the Separate Account.

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly-owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 9, 2006, the Allmerica Investment Trust ("AIT") funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which had served as the investment manager of the nine investment funds of AIT. AFIMS had no relationship with the Goldman Sachs VIT funds. On May 1, 2008, Epoch Securities, Inc. ("Epoch") became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

          Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Sixty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     FUND GROUPS

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     DWS Investments VIT Funds
     DWS Variable Series II
     Eaton Vance Variable Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     MFS(R) Variable Insurance Trust(SM)
     Oppenheimer Variable Account Funds
     Pioneer Variable Contracts Trust
     T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

          The following Underlying Funds were renamed as indicated:

DATE           OLD NAME                                          NEW NAME
------------   -----------------------------------------------   ----------------------------------------------------
May 1, 2009    AllianceBernstein VPS Global Technology Class B   AllianceBernstein VPS Global Thematic Growth Class B

COMMONWEALTH SELECT SEPARATE ACCOUNT

          The following Underlying Funds were renamed as indicated:

DATE           OLD NAME                                          NEW NAME
------------   -----------------------------------------------   ----------------------------------------------------
May 1, 2009    Janus Aspen Large Cap Growth Portfolio Service    Janus Aspen Janus Portfolio Service Shares
               Shares

May 1, 2009    Janus Aspen Mid Cap Growth Portfolio Service      Janus Aspen Enterprise Portfolio Service Shares
               Shares

May 1, 2009    Janus Aspen International Growth Portfolio        Janus Aspen Overseas Portfolio Service Shares
               Service Shares

June 1, 2009   DWS Dreman High Return Equity VIP Class A         DWS Strategic Value VIP Class A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

          SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events", which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

          For the year ended, December 31, 2009, Commonwealth Annuity evaluated subsequent events through the audit opinion date, the issuance date of the financial statements. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Separate Account's financial condition, results of operations, and changes in net assets.

          INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

          RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY (SPONSOR) - These represent adjustments for items not settled with the general account.

          ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Annuity Reserves") are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3, 3.5, 5, or 7 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

COMMONWEALTH SELECT SEPARATE ACCOUNT

          FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements are not adjusted for transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2009.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract deductions are made from each on a pro-rata basis.

          Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

          The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.

                                                                         COMMONWEALTH
                                                                       SELECT RESOURCE &
                                     COMMONWEALTH     COMMONWEALTH       COMMONWEALTH      COMMONWEALTH    COMMONWEALTH
                                    SELECT ACCLAIM   SELECT CHARTER   SELECT RESOURCE II   SELECT REWARD      OPTIM-L
Mortality and Expense
Risk (Annual Rate)                       1.20%           1.25%              1.25%               1.25%         1.60%
Administrative Expense
(Annual Rate)                            0.15%           0.15%              0.15%               0.15%         0.15%
Optional Rider Fees (Annual Rate)     0.15-0.50%       0.15-0.25%         0.15-0.25%         0.20-0.50%     0.25-0.50%
Annual Contract Fees
(Annual Rate)                             $35             $35                $30                 $35           $35

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

          Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

          During the year ended December 31, 2009 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.32% to 1.02% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.25% of the Fund's average daily net assets.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                                   COMMONWEALTH SELECT RESOURCE,
                                                                                 COMMONWEALTH SELECT RESOURCE II,
                                                                                    COMMONWEALTH SELECT CHARTER
                                                                                   AND COMMONWEALTH SELECT REWARD
                                                                                      YEAR ENDED DECEMBER 31,

                                                                                  2009                     2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                      578,993   $   411,789      670,104   $   523,418
   Redemption of Units                                                   (852,609)     (549,598)  (1,620,994)   (1,467,263)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (273,616)  $  (137,809)    (950,890)  $  (943,845)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                                      429,888   $   212,030      784,600   $   530,702
   Redemption of Units                                                 (1,937,224)     (950,603)  (1,644,660)   (1,107,780)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,507,336)  $  (738,573)    (860,060)  $  (577,078)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                       71,265   $    51,401       66,661   $    72,786
   Redemption of Units                                                   (194,965)     (157,223)    (382,247)     (424,853)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (123,700)  $  (105,822)    (315,586)  $  (352,067)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                                    1,403,505   $   936,568    1,210,811   $   965,431
   Redemption of Units                                                 (2,656,933)   (1,783,713)  (2,641,889)   (2,093,020)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,253,428)  $  (847,145)  (1,431,078)  $(1,127,589)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                                      184,300   $    96,062      252,756   $   143,960
   Redemption of Units                                                   (713,646)     (328,315)  (1,518,551)     (945,900)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (529,346)  $  (232,253)  (1,265,795)  $  (801,940)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                                      755,222   $   626,960      842,398   $   816,837
   Redemption of Units                                                 (1,453,614)   (1,166,251)  (1,449,585)   (1,327,866)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (698,392)  $  (539,291)    (607,187)  $  (511,029)
                                                                       ==========   ===========   ==========   ===========
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                                    1,398,971   $   666,182      948,067   $   663,986
   Redemption of Units                                                 (3,071,097)   (1,581,005)  (3,669,853)   (2,386,618)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,672,126)  $  (914,823)  (2,721,786)  $(1,722,632)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Global Thematic Growth Portfolio Class B (a)
   Issuance of Units                                                      542,532   $   447,218      360,865   $   400,548
   Redemption of Units                                                   (460,428)     (391,166)    (784,468)     (784,403)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                              82,104   $    56,052     (423,603)  $  (383,855)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                    1,690,668   $ 1,387,985    2,042,094   $ 2,095,528
   Redemption of Units                                                 (5,914,945)   (4,840,867)  (7,897,383)   (8,404,272)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (4,224,277)  $(3,452,882)  (5,855,289)  $(6,308,744)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                   COMMONWEALTH SELECT CHARTER
                                                                            AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                 2009                      2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
AllianceBernstein VPS Large Cap Growth Portfolio Class A
   Issuance of Units                                                    1,406,070   $   860,814    1,223,823   $   849,070
   Redemption of Units                                                 (5,371,100)   (3,219,018)  (7,786,565)   (5,917,022)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (3,965,030)  $(2,358,204)  (6,562,742)  $(5,067,952)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                    1,064,408   $   725,088      177,139   $   138,437
   Redemption of Units                                                 (1,023,918)     (654,000)  (1,353,447)   (1,110,039)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                              40,490   $    71,088   (1,176,308)  $  (971,602)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                      822,310   $   970,431      645,868   $   864,402
   Redemption of Units                                                 (1,328,344)   (1,390,280)  (1,922,955)   (2,550,722)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (506,034)  $  (419,849)  (1,277,087)  $(1,686,320)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                      147,990   $   114,730      596,470   $   633,374
   Redemption of Units                                                   (776,355)     (606,491)  (1,527,776)   (1,692,099)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (628,365)  $  (491,761)    (931,306)  $(1,058,725)
                                                                       ==========   ===========   ==========   ===========
DWS Small Cap Index VIP Class A
   Issuance of Units                                                      735,353   $   773,086    1,610,539   $ 2,043,354
   Redemption of Units                                                 (1,302,224)   (1,272,861)  (3,199,740)   (4,050,901)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (566,871)  $  (499,775)  (1,589,201)  $(2,007,547)
                                                                       ==========   ===========   ==========   ===========
DWS Strategic Value VIP Class A (a)
   Issuance of Units                                                      813,179   $   624,412      433,453   $   440,279
   Redemption of Units                                                 (1,242,858)     (906,308)  (1,034,433)   (1,114,331)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (429,679)  $  (281,896)    (600,980)  $  (674,052)
                                                                       ==========   ===========   ==========   ===========
DWS Technology VIP Class A
   Issuance of Units                                                    3,076,992   $ 1,098,857      347,789   $   128,326
   Redemption of Units                                                 (2,122,602)     (786,612)  (1,659,325)     (637,660)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             954,390   $   312,245   (1,311,536)  $  (509,334)
                                                                       ==========   ===========   ==========   ===========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                    3,084,694   $ 3,003,656    2,534,508   $ 2,464,824
   Redemption of Units                                                 (4,455,743)   (4,250,775)  (6,633,514)   (6,569,043)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,371,049)  $(1,247,119)  (4,099,006)  $(4,104,219)
                                                                       ==========   ===========   ==========   ===========
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                                      970,112   $ 1,028,991    1,031,539   $ 1,150,135
   Redemption of Units                                                 (1,720,570)   (1,823,625)  (2,053,320)   (2,233,816)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (750,458)  $  (794,634)  (1,021,781)  $(1,083,681)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                      COMMONWEALTH SELECT RESOURCE,
                                                                                    COMMONWEALTH SELECT RESOURCE II,
                                                                                       COMMONWEALTH SELECT CHARTER
                                                                               AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,

                                                                                  2009                       2008
                                                                       -------------------------   --------------------------
                                                                          UNITS        AMOUNT         UNITS         AMOUNT
                                                                       ----------   ------------   -----------   ------------
Fidelity VIP Contrafund(R) Portfolio Initial Class
   Issuance of Units                                                    3,504,744   $  3,474,539     5,127,515   $  6,367,399
   Redemption of Units                                                 (8,209,621)    (7,622,230)  (12,104,570)   (15,312,811)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (4,704,877)  $ (4,147,691)   (6,977,055)  $ (8,945,412)
                                                                       ==========   ============   ===========   ============
Fidelity VIP Equity-Income Portfolio Initial Class
   Issuance of Units                                                    3,037,007   $  4,834,970     3,034,462   $  6,440,229
   Redemption of Units                                                 (8,050,057)   (12,939,167)  (10,794,902)   (24,324,265)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (5,013,050)  $ (8,104,197)   (7,760,440)  $(17,884,036)
                                                                       ==========   ============   ===========   ============
Fidelity VIP Growth Portfolio Initial Class
   Issuance of Units                                                    1,574,755   $  2,463,018     2,909,935   $  6,435,211
   Redemption of Units                                                 (5,103,699)    (7,758,918)   (7,279,689)   (16,399,123)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (3,528,944)  $ (5,295,900)   (4,369,754)  $ (9,963,912)
                                                                       ==========   ============   ===========   ============
Fidelity VIP Growth & Income Portfolio Initial Class
   Issuance of Units                                                    1,365,929   $    957,023       773,611   $    759,945
   Redemption of Units                                                 (2,289,710)    (1,551,949)   (3,455,391)    (3,277,621)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                            (923,781)  $   (594,926)   (2,681,780)  $ (2,517,676)
                                                                       ==========   ============   ===========   ============
Fidelity VIP High Income Portfolio Initial Class
   Issuance of Units                                                    6,800,080   $  8,736,524     3,819,884   $  5,154,285
   Redemption of Units                                                 (9,294,410)   (12,174,624)  (10,886,249)   (14,961,573)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (2,494,330)  $ (3,438,100)   (7,066,365)  $ (9,807,288)
                                                                       ==========   ============   ===========   ============
Fidelity VIP Mid Cap Portfolio Initial Class
   Issuance of Units                                                    1,400,286   $  2,112,215     1,723,065   $  3,125,762
   Redemption of Units                                                 (3,801,041)    (5,432,052)   (5,773,479)   (10,517,550)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (2,400,755)  $ (3,319,837)   (4,050,414)  $ (7,391,788)
                                                                       ==========   ============   ===========   ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                      897,985   $    785,932       799,025   $  1,022,134
   Redemption of Units                                                 (1,114,573)      (946,972)   (1,484,875)    (1,878,673)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                            (216,588)  $   (161,040)     (685,850)  $   (856,539)
                                                                       ==========   ============   ===========   ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                      151,086   $    131,016       448,569   $    415,795
   Redemption of Units                                                   (922,013)      (822,513)   (1,170,233)    (1,239,746)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                            (770,927)  $   (691,497)     (721,664)  $   (823,951)
                                                                       ==========   ============   ===========   ============
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                    1,045,084   $  1,135,913     2,067,496   $  2,652,671
   Redemption of Units                                                 (2,278,725)    (2,303,987)   (3,275,704)    (4,276,567)
                                                                       ----------   ------------   -----------   ------------
      Net increase (decrease)                                          (1,233,641)  $ (1,168,074)   (1,208,208)  $ (1,623,896)
                                                                       ==========   ============   ===========   ============

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                    COMMONWEALTH SELECT RESOURCE,
                                                                                  COMMONWEALTH SELECT RESOURCE II,
                                                                                     COMMONWEALTH SELECT CHARTER
                                                                              AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                       YEAR ENDED DECEMBER 31,

                                                                                   2009                       2008
                                                                       --------------------------   --------------------------
                                                                           UNITS         AMOUNT        UNITS         AMOUNT
                                                                       -----------   ------------   -----------   ------------
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                       712,531   $    422,294     1,260,361   $    862,546
   Redemption of Units                                                  (2,686,423)    (1,523,952)   (3,520,517)    (2,534,263)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,973,892)  $ (1,101,658)   (2,260,156)  $ (1,671,717)
                                                                       ===========   ============   ===========   ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                     2,565,252   $  2,816,969     3,404,289   $  4,935,453
   Redemption of Units                                                  (5,764,383)    (6,546,647)   (8,423,457)   (11,949,950)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (3,199,131)  $ (3,729,678)   (5,019,168)  $ (7,014,497)
                                                                       ===========   ============   ===========   ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                     1,239,259   $  1,466,499     1,821,060   $  2,672,080
   Redemption of Units                                                  (2,312,643)    (2,542,061)   (4,251,158)    (5,977,885)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,073,384)  $ (1,075,562)   (2,430,098)  $ (3,305,805)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                     1,875,366   $  3,165,945     2,544,599   $  4,751,180
   Redemption of Units                                                  (7,594,805)   (12,517,795)  (10,218,612)   (21,044,230)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (5,719,439)  $ (9,351,850)   (7,674,013)  $(16,293,050)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                     6,637,401   $ 11,735,637     6,886,317   $ 12,401,275
   Redemption of Units                                                 (11,261,774)   (19,890,442)  (19,095,418)   (33,806,759)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (4,624,373)  $ (8,154,805)  (12,209,101)  $(21,405,484)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                    10,538,382   $  6,903,640     9,589,583   $  7,074,471
   Redemption of Units                                                 (22,942,209)   (15,032,765)  (25,228,721)   (20,887,715)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                          (12,403,827)  $ (8,129,125)  (15,639,138)  $(13,813,244)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                     4,656,061   $  5,615,821    13,934,282   $ 16,265,962
   Redemption of Units                                                  (7,750,152)    (9,409,648)   (9,438,227)   (10,984,488)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (3,094,091)  $ (3,793,827)    4,496,055   $  5,281,474
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                       643,132   $  1,888,603       765,826   $  2,341,156
   Redemption of Units                                                  (2,424,311)    (6,933,242)   (3,976,187)   (13,863,359)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,781,179)  $ (5,044,639)   (3,210,361)  $(11,522,203)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                     1,513,951   $  2,148,827     1,816,573   $  3,237,852
   Redemption of Units                                                  (5,533,340)    (7,776,788)   (7,556,023)   (13,986,949)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (4,019,389)  $ (5,627,961)   (5,739,450)  $(10,749,097)
                                                                       ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                    COMMONWEALTH SELECT RESOURCE,
                                                                                  COMMONWEALTH SELECT RESOURCE II,
                                                                                     COMMONWEALTH SELECT CHARTER
                                                                              AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                       YEAR ENDED DECEMBER 31,

                                                                                  2009                         2008
                                                                       --------------------------   --------------------------
                                                                          UNITS         AMOUNT         UNITS         AMOUNT
                                                                       -----------   ------------   -----------   ------------
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                    22,018,015   $ 32,537,607    39,368,647   $ 58,301,305
   Redemption of Units                                                 (37,955,524)   (56,063,337)  (39,923,320)   (59,151,209)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                          (15,937,509)  $(23,525,730)     (554,673)  $   (849,904)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                     1,534,289   $  1,962,233     2,297,601   $  3,713,471
   Redemption of Units                                                  (5,054,674)    (6,474,055)   (7,317,356)   (13,004,030)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (3,520,385)  $ (4,511,822)   (5,019,755)  $ (9,290,559)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                       571,254   $    464,670       689,628   $    637,853
   Redemption of Units                                                    (502,849)      (395,951)     (788,243)      (817,761)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                               68,405   $     68,719       (98,615)  $   (179,908)
                                                                       ===========   ============   ===========   ============
Janus Aspen Enterprise Portfolio Service Shares (a)
   Issuance of Units                                                       819,357   $    382,587     4,113,844   $  2,608,523
   Redemption of Units                                                  (1,452,933)      (621,228)   (6,521,652)    (3,938,899)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (633,576)  $   (238,641)   (2,407,808)  $ (1,330,376)
                                                                       ===========   ============   ===========   ============
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                       962,479   $    662,280       600,938   $    456,138
   Redemption of Units                                                  (2,266,618)    (1,490,504)   (3,255,049)    (2,716,929)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,304,139)  $   (828,224)   (2,654,111)  $ (2,260,791)
                                                                       ===========   ============   ===========   ============
Janus Aspen Janus Portfolio Service Shares (a)
   Issuance of Units                                                       761,006   $    372,019       833,216   $    508,830
   Redemption of Units                                                  (2,620,494)    (1,263,887)   (3,422,557)    (2,150,304)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,859,488)  $   (891,868)   (2,589,341)  $ (1,641,474)
                                                                       ===========   ============   ===========   ============
Janus Aspen Overseas Portfolio Service Shares (a)
   Issuance of Units                                                     2,485,849   $  2,987,144     2,609,211   $  3,763,367
   Redemption of Units                                                  (3,596,501)    (4,037,607)   (6,071,209)    (8,443,280)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,110,652)  $ (1,050,463)   (3,461,998)  $ (4,679,913)
                                                                       ===========   ============   ===========   ============
MFS(R) Mid Cap Growth Series Service Class
   Issuance of Units                                                        95,689   $     54,895       201,203   $    136,534
   Redemption of Units                                                    (364,019)      (224,157)   (1,092,676)    (1,017,735)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (268,330)  $   (169,262)     (891,473)  $   (881,201)
                                                                       ===========   ============   ===========   ============
MFS(R) New Discovery Series Service Class
   Issuance of Units                                                     1,706,165   $  1,567,418       253,709   $    209,372
   Redemption of Units                                                  (1,028,019)    (1,005,399)     (367,089)      (343,096)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                              678,146   $    562,019      (113,380)  $   (133,724)
                                                                       ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                   COMMONWEALTH SELECT CHARTER
                                                                            AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                   2009                    2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
MFS(R) Total Return Series Service Class
   Issuance of Units                                                    6,267,512   $ 6,288,098    5,970,353   $ 6,588,552
   Redemption of Units                                                 (7,999,249)   (8,003,181)  (8,147,305)   (9,083,061)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,731,737)  $(1,715,083)  (2,176,952)  $(2,494,509)
                                                                       ==========   ===========   ==========   ===========
MFS(R) Utilities Series Service Class
   Issuance of Units                                                      668,714   $ 1,223,287    1,588,666   $ 3,577,677
   Redemption of Units                                                 (1,579,088)   (2,698,073)  (2,727,481)   (5,885,362)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (910,374)  $(1,474,786)  (1,138,815)  $(2,307,685)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                      416,960   $   327,235    1,603,900   $ 1,833,482
   Redemption of Units                                                 (1,715,880)   (1,278,876)  (2,766,657)   (3,102,042)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,298,920)  $  (951,641)  (1,162,757)  $(1,268,560)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                      346,508   $   294,771      812,947   $   865,707
   Redemption of Units                                                   (756,353)     (588,670)  (1,968,367)   (2,091,441)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (409,845)  $  (293,899)  (1,155,420)  $(1,225,734)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                    1,069,319   $ 1,257,510    1,061,637   $ 1,389,481
   Redemption of Units                                                 (2,788,934)   (3,025,264)  (4,457,987)   (6,354,876)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,719,615)  $(1,767,754)  (3,396,350)  $(4,965,395)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                    3,339,957   $   939,847    2,664,525   $ 1,395,612
   Redemption of Units                                                 (2,462,066)     (700,390)  (3,674,026)   (3,372,859)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             877,891   $   239,457   (1,009,501)  $(1,977,247)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                      276,414   $   244,128      449,622   $   455,064
   Redemption of Units                                                   (838,189)     (683,272)  (1,175,156)   (1,261,288)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (561,775)  $  (439,144)    (725,534)  $  (806,224)
                                                                       ==========   ===========   ==========   ===========
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                                      536,237   $   405,564    1,277,611   $ 1,141,326
   Redemption of Units                                                 (2,341,322)   (1,802,013)  (1,744,260)   (1,751,838)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,805,085)  $(1,396,449)    (466,649)  $  (610,512)
                                                                       ==========   ===========   ==========   ===========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                      870,015   $ 1,158,955      689,147   $ 1,367,978
   Redemption of Units                                                 (1,980,308)   (2,557,896)  (2,455,278)   (5,179,883)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,110,293)  $(1,398,941)  (1,766,131)  $(3,811,905)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                   COMMONWEALTH SELECT CHARTER
                                                                            AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                  2009                       2008
                                                                       ------------------------   -------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   ------------
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                    2,011,716   $ 2,350,141    3,215,323   $  4,528,880
   Redemption of Units                                                 (6,178,693)   (7,196,215)  (6,618,475)   (10,138,779)
                                                                       ----------   -----------   ----------   ------------
      Net increase (decrease)                                          (4,166,977)  $(4,846,074)  (3,403,152)  $ (5,609,899)
                                                                       ==========   ===========   ==========   ============

                                                                                  COMMONWEALTH SELECT ACCLAIM
                                                                                    YEAR ENDED DECEMBER 31,

                                                                                 2009                  2008
                                                                       ----------------------   --------------------
                                                                          UNITS       AMOUNT      UNITS      AMOUNT
                                                                       ----------   ---------   --------   ---------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                      295,877   $ 206,886    254,159   $ 186,056
   Redemption of Units                                                   (369,790)   (250,154)  (482,186)   (428,977)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                             (73,913)  $ (43,268)  (228,027)  $(242,921)
                                                                       ==========   =========   ========   =========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                                      313,502   $ 169,892    258,818   $ 184,149
   Redemption of Units                                                   (707,356)   (372,320)  (538,735)   (388,637)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                            (393,854)  $(202,428)  (279,917)  $(204,488)
                                                                       ==========   =========   ========   =========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                            1   $       1     81,365   $ 104,303
   Redemption of Units                                                    (55,537)    (43,482)  (192,172)   (221,226)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                             (55,536)  $ (43,481)  (110,807)  $(116,923)
                                                                       ==========   =========   ========   =========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                                      420,964   $ 318,037    386,899   $ 323,517
   Redemption of Units                                                   (996,229)   (726,485)  (916,904)   (761,361)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                            (575,265)  $(408,448)  (530,005)  $(437,844)
                                                                       ==========   =========   ========   =========
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                                      273,280   $ 147,295     53,103   $  34,303
   Redemption of Units                                                   (352,506)   (187,025)  (116,756)    (79,463)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                             (79,226)  $ (39,730)   (63,653)  $ (45,160)
                                                                       ==========   =========   ========   =========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                                      340,136   $ 285,641    329,531   $ 318,783
   Redemption of Units                                                   (576,658)   (449,496)  (533,291)   (510,942)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                            (236,522)  $(163,855)  (203,760)  $(192,159)
                                                                       ==========   =========   ========   =========
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                                      938,675   $ 465,082    163,534   $ 103,323
   Redemption of Units                                                 (1,235,463)   (698,424)  (820,272)   (575,496)
                                                                       ----------   ---------   --------   ---------
      Net increase (decrease)                                            (296,788)  $(233,342)  (656,738)  $(472,173)
                                                                       ==========   =========   ========   =========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                             COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                   2009                     2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
AllianceBernstein VPS Global Thematic Growth Portfolio Class B (a)
   Issuance of Units                                                       91,198   $    83,357       30,359   $    33,292
   Redemption of Units                                                   (116,669)      (88,021)     (82,051)      (89,698)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (25,471)  $    (4,664)     (51,692)  $   (56,406)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                    1,050,591   $   876,541    1,249,833   $ 1,301,871
   Redemption of Units                                                 (2,435,743)   (2,036,009)  (2,881,420)   (3,149,955)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,385,152)  $(1,159,468)  (1,631,587)  $(1,848,084)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                    1,931,652   $ 1,130,409      891,106   $   562,243
   Redemption of Units                                                 (2,064,529)   (1,184,937)  (2,122,065)   (1,467,196)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (132,877)  $   (54,528)  (1,230,959)  $  (904,953)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                      287,385   $   355,773      210,119   $   280,149
   Redemption of Units                                                   (292,655)     (360,773)    (394,185)     (518,444)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                              (5,270)  $    (5,000)    (184,066)  $  (238,295)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                      234,241   $   179,417      213,665   $   208,225
   Redemption of Units                                                   (521,155)     (390,987)    (404,590)     (438,489)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (286,914)  $  (211,570)    (190,925)  $  (230,264)
                                                                       ==========   ===========   ==========   ===========
DWS Small Cap Index VIP Class A
   Issuance of Units                                                    1,279,483   $ 1,346,147    1,107,916   $ 1,455,811
   Redemption of Units                                                 (1,578,835)   (1,631,656)  (1,521,454)   (1,990,846)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (299,352)  $  (285,509)    (413,538)  $  (535,035)
                                                                       ==========   ===========   ==========   ===========
DWS Strategic Value VIP Class A (a)
   Issuance of Units                                                      109,152   $    81,554       35,929   $    37,769
   Redemption of Units                                                   (187,754)     (141,263)    (231,593)     (267,268)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (78,602)  $   (59,709)    (195,664)  $  (229,499)
                                                                       ==========   ===========   ==========   ===========
DWS Technology VIP Class A
   Issuance of Units                                                      831,147   $   359,820       28,402   $    13,998
   Redemption of Units                                                   (510,443)     (222,804)    (282,052)     (140,880)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             320,704   $   137,016     (253,650)  $  (126,882)
                                                                       ==========   ===========   ==========   ===========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                    1,154,718   $ 1,194,271      384,766   $   395,888
   Redemption of Units                                                   (650,202)     (647,313)  (1,043,347)   (1,053,730)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             504,516   $   546,958     (658,581)  $  (657,842)
                                                                       ==========   ===========   ==========   ===========
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                                      570,967   $   614,494      497,478   $   532,243
   Redemption of Units                                                   (541,416)     (568,754)    (632,773)     (665,159)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                              29,551   $    45,740     (135,295)  $  (132,916)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                             COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                  2009                      2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                    1,261,917   $ 1,268,452    1,593,344   $ 1,913,023
   Redemption of Units                                                 (2,218,067)   (2,187,356)  (3,252,315)   (4,342,722)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (956,150)  $  (918,904)  (1,658,971)  $(2,429,699)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                                    3,059,021   $ 2,427,507    1,234,077   $ 1,296,705
   Redemption of Units                                                 (4,662,810)   (3,758,815)  (3,025,311)   (3,444,728)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,603,789)  $(1,331,308)  (1,791,234)  $(2,148,023)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                                    1,171,048   $   616,580    1,451,725   $ 1,135,375
   Redemption of Units                                                 (1,922,876)   (1,016,419)  (2,360,770)   (1,876,286)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (751,828)  $  (399,839)    (909,045)  $  (740,911)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Growth & Income Portfolio Service Class 2
   Issuance of Units                                                      538,621   $   368,368      610,803   $   561,063
   Redemption of Units                                                   (695,139)     (462,702)    (825,256)     (820,365)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (156,518)  $   (94,334)    (214,453)  $  (259,302)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP High Income Portfolio Service Class 2
   Issuance of Units                                                    4,371,935   $ 4,844,576    3,512,535   $ 3,900,082
   Redemption of Units                                                 (4,815,176)   (5,191,825)  (2,915,394)   (3,529,442)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (443,241)  $  (347,249)     597,141   $   370,640
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                      688,663   $ 1,062,671      634,454   $ 1,040,770
   Redemption of Units                                                 (1,364,864)   (2,024,707)  (1,637,443)   (3,146,761)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (676,201)  $  (962,036)  (1,002,989)  $(2,105,991)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                       90,985   $    81,198      118,530   $   152,682
   Redemption of Units                                                   (157,013)     (119,783)    (185,548)     (207,680)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (66,028)  $   (38,585)     (67,018)  $   (54,998)
                                                                       ==========   ===========   ==========   ===========
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                        1,330   $     1,193    20,755.00   $    16,292
   Redemption of Units                                                    (44,611)      (37,045)    (103,852)     (103,958)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (43,281)  $   (35,852)     (83,097)  $   (87,666)
                                                                       ==========   ===========   ==========   ===========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                      233,518   $   239,330    1,045,828   $ 1,369,391
   Redemption of Units                                                   (666,089)     (699,745)  (1,051,284)   (1,381,424)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (432,571)  $  (460,415)      (5,456)  $   (12,033)
                                                                       ==========   ===========   ==========   ===========
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                      314,745   $   212,576      412,916   $   339,303
   Redemption of Units                                                   (726,667)     (480,691)  (1,031,328)     (893,335)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (411,922)  $  (268,115)    (618,412)  $  (554,032)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                              COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                      YEAR ENDED DECEMBER 31,

                                                                                    2009                         2008
                                                                       --------------------------   --------------------------
                                                                          UNITS         AMOUNT          UNITS        AMOUNT
                                                                       -----------   ------------   -----------   ------------
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                     1,885,550   $  2,104,547     2,086,086   $  3,050,783
   Redemption of Units                                                  (2,284,994)    (2,606,278)   (3,191,163)    (4,495,768)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (399,444)  $   (501,731)   (1,105,077)  $ (1,444,985)
                                                                       ===========   ============   ===========   ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                       336,320   $    413,860       468,790   $    648,297
   Redemption of Units                                                    (633,752)      (721,786)   (1,047,442)    (1,488,947)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (297,432)  $   (307,926)     (578,652)  $   (840,650)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                       958,310   $    554,422       564,146   $    336,545
   Redemption of Units                                                  (1,600,351)      (895,433)   (1,624,440)    (1,130,428)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (642,041)  $   (341,011)   (1,060,294)  $   (793,883)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                     2,070,774   $  2,596,919     3,017,178   $  3,799,513
   Redemption of Units                                                  (3,605,043)    (4,450,509)   (6,382,987)    (7,959,189)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,534,269)  $ (1,853,590)   (3,365,809)  $ (4,159,676)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                     1,076,859   $    724,868     1,792,989   $  1,341,539
   Redemption of Units                                                  (2,719,156)    (1,794,439)   (2,173,495)    (1,920,673)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,642,297)  $ (1,069,571)     (380,506)  $   (579,134)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                       473,071   $    573,218     4,859,100   $  5,714,518
   Redemption of Units                                                  (1,967,935)    (2,383,882)   (2,673,621)    (3,128,628)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (1,494,864)  $ (1,810,664)    2,185,479   $  2,585,890
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                       523,538   $    673,426       361,605   $    531,815
   Redemption of Units                                                    (495,113)      (640,475)     (858,636)    (1,208,040)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                               28,425   $     32,951      (497,031)  $   (676,225)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                       701,514   $    889,768       627,629   $  1,021,763
   Redemption of Units                                                  (1,012,358)    (1,336,311)   (1,113,212)    (1,852,007)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (310,844)  $   (446,543)     (485,583)  $   (830,244)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                    10,383,615   $ 11,616,246    14,100,410   $ 15,795,740
   Redemption of Units                                                 (12,742,861)   (14,236,807)  (14,724,014)   (16,498,739)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                           (2,359,246)  $ (2,620,561)     (623,604)  $   (702,999)
                                                                       ===========   ============   ===========   ============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                       521,571   $    366,826       846,491   $    735,902
   Redemption of Units                                                  (1,315,717)      (937,983)   (1,706,818)    (1,609,488)
                                                                       -----------   ------------   -----------   ------------
      Net increase (decrease)                                             (794,146)  $   (571,157)     (860,327)  $   (873,586)
                                                                       ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                            COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,

                                                                                  2009                       2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                        4,814   $     3,784       88,396   $    81,894
   Redemption of Units                                                    (50,247)      (43,211)    (209,049)     (201,706)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (45,433)  $   (39,427)    (120,653)  $  (119,812)
                                                                       ==========   ===========   ==========   ===========
Janus Aspen Enterprise Portfolio Service Shares (a)
   Issuance of Units                                                    1,194,080   $   600,535    1,739,632   $ 1,372,371
   Redemption of Units                                                 (1,376,860)     (745,491)  (2,904,567)   (2,133,627)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (182,780)  $  (144,956)  (1,164,935)  $  (761,256)
                                                                       ==========   ===========   ==========   ===========
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                      509,343   $   382,320      363,331   $   316,365
   Redemption of Units                                                   (909,944)     (670,240)    (756,963)     (665,197)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (400,601)  $  (287,920)    (393,632)  $  (348,832)
                                                                       ==========   ===========   ==========   ===========
Janus Aspen Janus Portfolio Service Shares (a)
   Issuance of Units                                                    2,760,108   $ 1,527,627      879,584   $   604,858
   Redemption of Units                                                 (3,688,383)   (2,027,002)  (2,174,838)   (1,585,409)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (928,275)  $  (499,375)  (1,295,254)  $  (980,551)
                                                                       ==========   ===========   ==========   ===========
Janus Aspen Overseas Portfolio Service Shares (a)
   Issuance of Units                                                      665,816   $   868,087    1,168,205   $ 1,701,693
   Redemption of Units                                                 (1,163,452)   (1,416,027)  (1,289,146)   (1,858,888)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (497,636)  $  (547,940)    (120,941)  $  (157,195)
                                                                       ==========   ===========   ==========   ===========
MFS(R) Mid Cap Growth Series Service Class
   Issuance of Units                                                       60,742   $    39,899       37,591   $    30,812
   Redemption of Units                                                   (202,174)     (133,510)    (207,741)     (204,493)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (141,432)  $   (93,611)    (170,150)  $  (173,681)
                                                                       ==========   ===========   ==========   ===========
MFS(R) New Discovery Series Service Class
   Issuance of Units                                                       50,044   $    42,707       34,261   $    27,898
   Redemption of Units                                                   (107,039)      (81,467)     (63,616)      (61,654)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (56,995)  $   (38,760)     (29,355)  $   (33,756)
                                                                       ==========   ===========   ==========   ===========
MFS(R) Total Return Series Service Class
   Issuance of Units                                                    1,604,329   $ 1,663,559      808,535   $   847,645
   Redemption of Units                                                   (924,495)     (928,297)  (1,303,315)   (1,449,966)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             679,834   $   735,262     (494,780)  $  (602,321)
                                                                       ==========   ===========   ==========   ===========
MFS(R) Utilities Series Service Class
   Issuance of Units                                                       22,715   $    39,109       33,966   $    65,107
   Redemption of Units                                                    (58,787)      (98,600)    (166,816)     (356,924)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (36,072)  $   (59,491)    (132,850)  $  (291,817)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                      192,142   $   144,583        3,990   $     5,109
   Redemption of Units                                                   (124,374)      (94,019)     (30,155)      (36,712)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                              67,768   $    50,564      (26,165)  $   (31,603)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                             COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                   2009                      2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                       57,929   $    47,452      237,914   $   235,168
   Redemption of Units                                                   (323,266)     (269,698)    (573,866)     (596,734)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (265,337)  $  (222,246)    (335,952)  $  (361,566)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                      180,040   $   205,210      297,769   $   372,640
   Redemption of Units                                                   (697,555)     (798,052)    (951,409)   (1,330,498)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (517,515)  $  (592,842)    (653,640)  $  (957,858)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                      564,104   $   163,593      296,344   $   164,594
   Redemption of Units                                                   (200,554)      (58,642)    (422,500)     (327,305)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             363,550   $   104,951     (126,156)  $  (162,711)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                      117,461   $    77,884       28,559   $    22,651
   Redemption of Units                                                   (163,765)     (119,395)     (86,233)      (91,210)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                             (46,304)  $   (41,511)     (57,674)  $   (68,559)
                                                                       ==========   ===========   ==========   ===========
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                                      308,720   $   235,096      829,752   $   659,191
   Redemption of Units                                                 (1,079,272)     (785,950)  (1,031,530)   (1,068,961)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (770,552)  $  (550,854)    (201,778)  $  (409,770)
                                                                       ==========   ===========   ==========   ===========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                      171,244   $   217,576      144,500   $   275,913
   Redemption of Units                                                   (288,197)     (363,065)    (455,009)     (917,641)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                            (116,953)  $  (145,489)    (310,509)  $  (641,728)
                                                                       ==========   ===========   ==========   ===========
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                    1,215,030   $   949,892    1,382,409   $ 1,227,979
   Redemption of Units                                                 (2,631,130)   (2,076,836)  (2,742,205)   (2,866,870)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                          (1,416,100)  $(1,126,944)  (1,359,796)  $(1,638,891)
                                                                       ==========   ===========   ==========   ===========

                                                                                        COMMONWEALTH OPTIM-L
                                                                                       YEAR ENDED DECEMBER 31,

                                                                                   2009                      2008
                                                                       ---------------------------------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                           --   $        --          141   $       100
   Redemption of Units                                                       (103)         (110)        (234)         (208)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (103)  $      (110)         (93)  $      (108)
                                                                       ==========   ===========   ==========   ===========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                           --   $        --           66   $        58
   Redemption of Units                                                        (56)          (64)        (116)         (118)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (56)  $       (64)         (50)  $       (60)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH OPTIM-L (CONTINUED)
                                                                                       YEAR ENDED DECEMBER 31,

                                                                                  2009                       2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS        AMOUNT
                                                                       ----------   -----------   ----------   -----------
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                         (8)          (11)          (9)          (11)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                  (8)  $       (11)          (9)  $       (11)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                                           --   $        --           53   $        49
   Redemption of Units                                                        (44)          (52)         (92)          (99)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (44)  $       (52)         (39)  $       (50)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                                           --   $        --          121   $       110
   Redemption of Units                                                        (95)         (104)        (204)         (223)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (95)  $      (104)         (83)  $      (113)
                                                                       ==========   ===========   ==========   ===========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                         (4)           (8)          (5)           (7)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                  (4)  $        (8)          (5)  $        (7)
                                                                       ==========   ===========   ==========   ===========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                           --   $        --            2   $         2
   Redemption of Units                                                         (2)           (4)          (3)           (3)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                  (2)  $        (4)          (1)  $        (1)
                                                                       ==========   ===========   ==========   ===========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                         (2)           (3)          (3)           (3)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                  (2)  $        (3)          (3)  $        (3)
                                                                       ==========   ===========   ==========   ===========
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                           --   $        --           42   $        48
   Redemption of Units                                                        (39)          (63)         (78)         (105)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (39)  $       (63)         (36)  $       (57)
                                                                       ==========   ===========   ==========   ===========
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                           --   $        --          123   $       108
   Redemption of Units                                                        (95)         (115)        (208)         (220)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (95)  $      (115)         (85)  $      (112)
                                                                       ==========   ===========   ==========   ===========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (161)         (166)          (2)           (2)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (161)  $      (166)          (2)  $        (2)
                                                                       ==========   ===========   ==========   ===========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (503)         (514)         (11)          (13)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (503)  $      (514)         (11)  $       (13)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                COMMONWEALTH OPTIM-L (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,

                                                                                   2009                    2008
                                                                       ------------------------   ------------------------
                                                                          UNITS        AMOUNT        UNITS       AMOUNT
                                                                       ----------   -----------   ----------   -----------
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                            1   $         1          127   $       143
   Redemption of Units                                                       (104)         (155)        (220)         (297)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (103)  $      (154)         (93)  $      (154)
                                                                       ==========   ===========   ==========   ===========
 Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (452)         (474)    (185,946)     (195,541)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (452)  $      (474)    (185,946)  $  (195,541)
                                                                       ==========   ===========   ==========   ===========
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                            1   $         1          126   $       118
   Redemption of Units                                                       (101)         (128)        (216)         (241)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (100)  $      (127)         (90)  $      (123)
                                                                       ==========   ===========   ==========   ===========
 Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                           --   $        --          150   $       135
   Redemption of Units                                                       (128)         (136)        (265)         (276)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (128)  $      (136)        (115)  $      (141)
                                                                       ==========   ===========   ==========   ===========
MFS(R) Total Return Series Service Class
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (312)         (340)          (5)           (6)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (312)  $      (340)          (5)  $        (6)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (254)         (255)          (4)           (5)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (254)  $      (255)          (4)  $        (5)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                           --   $        --           --   $        --
   Redemption of Units                                                       (220)         (290)          (4)           (7)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                (220)  $      (290)          (4)  $        (7)
                                                                       ==========   ===========   ==========   ===========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                           --   $        --           46   $        23
   Redemption of Units                                                        (24)           (8)         (68)          (48)
                                                                       ----------   -----------   ----------   -----------
      Net increase (decrease)                                                 (24)  $        (8)         (22)  $       (25)
                                                                       ==========   ===========   ==========   ===========

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2009 were as follows:

                         INVESTMENT PORTFOLIO                           PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
AIM V.I. Basic Value Fund Series II Shares                             $   377,568   $   563,347
AIM V.I. Capital Appreciation Fund Series I Shares                         213,985     1,188,811
AIM V.I. Capital Development Fund Series II Shares                          48,796       206,153
AIM V.I. Core Equity Fund Series I Shares                                  933,202     2,156,517
AIM V.I. Dynamics Fund Series I Shares                                      59,711       352,123
AIM V.I. Global Health Care Fund Series I Shares                           509,306     1,248,457
AIM V.I. Large Cap Growth Fund Series I Shares                             873,673     2,078,775
AllianceBernstein VPS Global Thematic Growth Portfolio Class B (a)         463,772       424,565
AllianceBernstein VPS Growth and Income Portfolio Class B                1,673,159     5,727,741
AllianceBernstein VPS Large Cap Growth Portfolio Class A                   445,604     2,956,177
AllianceBernstein VPS Large Cap Growth Portfolio Class B                 1,616,564     1,674,063
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B              1,231,011     1,509,256
AllianceBernstein VPS Value Portfolio Class B                              220,791       879,898
DWS Small Cap Index VIP Class A                                          1,058,326     1,554,851
DWS Strategic Value VIP Class A (a)                                        560,306       823,132
DWS Technology VIP Class A                                               1,324,060       911,046
Eaton Vance VT Floating-Rate Income Fund                                 3,614,336     3,876,193
Eaton Vance VT Worldwide Health Sciences Fund                            1,708,227     1,933,415
Fidelity VIP Contrafund(R) Portfolio Initial Class                       1,623,418     5,773,155
Fidelity VIP Contrafund(R) Portfolio Service Class 2                       791,609     1,720,442
Fidelity VIP Equity-Income Portfolio Initial Class                       2,291,001    10,029,786
Fidelity VIP Equity-Income Portfolio Service Class 2                       348,703     1,642,704
Fidelity VIP Growth Portfolio Initial Class                              1,098,751     6,672,889
Fidelity VIP Growth Portfolio Service Class 2                              104,395       528,476
Fidelity VIP Growth & Income Portfolio Initial Class                       805,106     1,414,079
Fidelity VIP Growth & Income Portfolio Service Class 2                     353,298       451,527
Fidelity VIP High Income Portfolio Initial Class                         7,057,102     8,425,274
Fidelity VIP High Income Portfolio Service Class 2                       4,364,060     4,343,847
Fidelity VIP Mid Cap Portfolio Initial Class                             1,379,446     4,751,932
Fidelity VIP Mid Cap Portfolio Service Class 2                             788,453     1,771,055
Fidelity VIP Value Strategies Portfolio Service Class 2                    546,254       772,059
FT VIP Franklin Large Cap Growth Securities Fund Class 2                   106,549       831,754
FT VIP Franklin Small Cap Value Securities Fund Class 2                  1,218,518     2,582,392
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2               221,133     1,701,769
FT VIP Mutual Shares Securities Fund Class 2                             2,231,178     6,340,764
FT VIP Templeton Foreign Securities Fund Class 2                         1,751,023     2,505,538
Goldman Sachs VIT Capital Growth Fund Service Shares                     1,152,165    11,545,266
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  9,781,823    16,889,485
Goldman Sachs VIT Equity Index Fund Service Shares                       2,436,047    11,369,414
Goldman Sachs VIT Government Income Fund Service Shares                  5,044,463     9,654,743
Goldman Sachs VIT Growth Opportunities Fund Service Shares               1,423,760     6,909,603
Goldman Sachs VIT Mid Cap Value Fund Service Shares                      1,583,794     7,637,794
Goldman Sachs VIT Money Market Fund Service Shares                      16,597,949    43,717,229

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                         INVESTMENT PORTFOLIO                           PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
Goldman Sachs VIT Strategic International Equity Fund Service Shares   $ 1,024,333   $ 6,043,145
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares               427,844       388,796
Janus Aspen Enterprise Portfolio Service Shares (a)                        834,221     1,255,602
Janus Aspen Growth and Income Portfolio Service Shares                     722,790     1,880,239
Janus Aspen Janus Portfolio Service Shares (a)                             318,680     1,791,210
Janus Aspen Overseas Portfolio Service Shares (a)                        2,653,043     3,943,819
MFS(R) Mid Cap Growth Series Service Class                                  73,108       354,778
MFS(R) New Discovery Series Service Class                                1,428,620       924,586
MFS(R) Total Return Series Service Class                                 3,358,630     4,071,267
MFS(R) Utilities Series Service Class                                      985,868     2,301,940
Oppenheimer Balanced Fund/VA Service Shares                                374,819     1,311,764
Oppenheimer Capital Appreciation Fund/VA Service Shares                    204,591       761,925
Oppenheimer Global Securities Fund/VA Service Shares                       964,309     3,049,603
Oppenheimer High Income Fund/VA Service Shares                             873,079       557,157
Oppenheimer Main Street Fund(R)/VA Service Shares                          228,104       704,248
Pioneer Fund VCT Portfolio Class II                                        386,725     2,328,836
Pioneer Real Estate Shares VCT Portfolio Class II                          793,824     2,123,058
T. Rowe Price International Stock Portfolio                              1,882,816     7,488,397

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE    TOTAL   TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO    RETURN   RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST   LOWEST  HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
AIM V.I. BASIC VALUE FUND SERIES II SHARES
2009                                         4,127   1.095431     0.873783     3,596      1.24      1.35     1.75     45.15    45.75
2008                                         4,475   0.754665     0.599526     2,676      0.46      1.35     1.75    -52.75   -52.55
2007                                         5,654   1.597063     1.263598     7,129      0.29      1.35     1.75     -0.41    -0.01
2006                                         7,411   1.603639     1.263655     9,349      0.11      1.35     1.75     10.96    11.42
2005                                         9,713   1.445178     1.134178    11,002      N/A       1.35     1.75      3.58     4.01

AIM V.I. CAPITAL APPRECIATION FUND SERIES I SHARES
2009                                         7,537   0.575717     0.626750     4,436      0.60      1.35     1.40     19.38    19.44
2008                                         9,439   0.482246     0.524727     4,649      N/A       1.35     1.40    -43.30   -43.27
2007                                        10,579   0.850524     0.924973     9,188      N/A       1.35     1.40     10.45    10.50
2006                                        12,419   0.770081     0.837060     9,769      0.05      1.35     1.40      7.74     7.80
2005                                        14,949   0.714750     0.776521    10,907      N/A       1.35     1.40      4.26     4.32

AIM V.I. CAPITAL DEVELOPMENT FUND SERIES II SHARES
2009                                           591   1.101945     1.106235       652      N/A       1.35     1.40     40.00    40.08
2008                                           770   0.787094     0.789744       607      N/A       1.35     1.40    -47.87   -47.84
2007                                         1,197   1.509868     1.514181     1,808      N/A       1.35     1.40      9.00     9.05
2006                                         1,477   1.797378     1.388457     2,052      N/A       1.35     1.75     14.22    14.69
2005                                         1,395   1.573595     1.210659     1,691      N/A       1.35     1.75      7.35     7.79

AIM V.I. CORE EQUITY FUND SERIES I SHARES
2009                                        10,516   0.785455     0.838697     8,370      1.82      1.35     1.40     26.50    26.57
2008                                        12,344   0.620913     0.662657     7,776      2.12      1.35     1.40    -31.12   -31.09
2007                                        14,305   0.901450     0.961569    13,087      1.05      1.35     1.40      6.60     6.66
2006                                        16,837   0.845611     0.901559    14,441      1.61      1.35     1.40     13.63    13.69
2005                                        19,950   0.744177     0.793018    15,057      0.79      1.35     1.40      4.18     4.23

AIM V.I. DYNAMICS FUND SERIES I SHARES
2009                                         2,784   0.577053     0.678348     1,665      N/A       1.35     1.40     40.45    40.52
2008                                         3,393   0.410864     0.482736     1,441      N/A       1.35     1.40    -48.81   -48.78
2007                                         4,722   0.802569     0.942472     3,891      N/A       1.35     1.40     10.62    10.67
2006                                         7,828   0.725545     0.851591     5,803      N/A       1.35     1.40     14.49    14.55
2005                                         9,123   0.633731     0.743443     5,908      N/A       1.35     1.40      9.17     9.22

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
AIM V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2009                                         3,790   0.956657     1.008677     3,676      0.34      1.35     1.40     25.89    25.95
2008                                         4,725   0.759924     0.800842     3,640      N/A       1.35     1.40    -29.62   -29.58
2007                                         5,536   1.079745     1.137302     6,059      N/A       1.35     1.40     10.29    10.34
2006                                         7,214   0.979012     1.030680     7,149      N/A       1.35     1.40      3.76     3.81
2005                                         9,382   0.943540     0.992820     8,952      N/A       1.35     1.40      6.63     6.69

AIM V.I. LARGE CAP GROWTH FUND SERIES I SHARES
2009                                         8,968   0.606485     0.651382     5,530      0.34      1.35     1.40     24.23    24.29
2008                                        10,937   0.488195     0.524070     5,423      0.01      1.35     1.40    -39.15   -39.12
2007                                        14,316   0.802323     0.860843    11,661      0.03      1.35     1.40     14.02    14.08
2006                                        17,141   0.703647     0.754590    12,245      0.41      1.35     1.40      6.40     6.45
2005                                        21,557   0.661316     0.708835    14,476      0.55      1.35     1.40      2.05     2.10

ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO CLASS B (a)
2009                                         1,083   1.005112     1.008910     1,089      N/A       1.35     1.40     51.00    51.07
2008                                         1,027   0.665653     0.667821       684      N/A       1.35     1.40    -48.20   -48.18
2007                                         1,502   1.285099     1.288623     1,931      N/A       1.35     1.40     18.22    18.28
2006                                         1,488   1.582099     1.089511     1,624      N/A       1.35     1.75      6.48     6.92
2005                                         1,468   1.485758     1.019007     1,499      N/A       1.35     1.75      1.83     2.25

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO CLASS B
2009                                        28,897   0.954577     0.976514    27,738      3.52      1.35     1.40     18.66    18.72
2008                                        34,506   0.804443     0.822508    27,910      1.81      1.35     1.40    -41.53   -41.50
2007                                        41,993   1.375721     1.405902    58,074      1.19      1.35     1.40      3.39     3.44
2006                                        53,421   1.330573     1.359084    71,425      1.16      1.35     1.40     15.35    15.40
2005                                        63,938   1.153550     1.177668    74,114      1.30      1.35     1.40      3.13     3.19

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS A
2009                                        18,015   0.748838     0.748838    13,490      0.16      1.40     1.40     35.59    35.59
2008                                        21,980   0.552274     0.552274    12,139      N/A       1.40     1.40    -40.51   -40.51
2007                                        28,543   0.928301     0.928301    26,496      N/A       1.40     1.40     12.32    12.32
2006                                        34,866   0.826444     0.826444    28,815      N/A       1.40     1.40     -1.84    -1.84
2005                                        38,719   0.841925     0.841925    32,599      N/A       1.40     1.40     13.53    13.53

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2009                                         9,128   1.220263     0.702192     6,704      N/A       1.35     1.75     34.71    35.26
2008                                         9,221   0.905852     0.519157     5,003      N/A       1.35     1.75    -40.88   -40.63
2007                                        11,628   1.532113     0.874516    10,655      N/A       1.35     1.75     11.63    12.08
2006                                        13,621   1.372551     0.780267    11,133      N/A       1.35     1.75     -2.38    -1.98
2005                                        16,508   1.406010     0.796046    13,756      N/A       1.35     1.75     12.83    13.29

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2009                                         3,389   1.423521     1.429025     4,829      0.81      1.35     1.40     40.66    40.73
2008                                         3,900   1.012030     1.015428     3,950      0.45      1.35     1.40    -36.65   -36.61
2007                                         5,362   1.597446     1.601999     8,569      0.76      1.35     1.40      0.11     0.16
2006                                         5,803   1.925900     1.599472     9,265      0.23      1.35     1.75     12.20    12.66
2005                                         7,005   1.716456     1.419746     9,932      0.56      1.35     1.75      4.77     5.19

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2009                                         2,922   0.969796     0.973598     2,837      3.07      1.35     1.40     19.34    19.40
2008                                         3,837   0.812631     0.815403     3,121      2.19      1.35     1.40    -41.84   -41.81
2007                                         4,959   1.397267     1.401319     6,935      1.34      1.35     1.40     -5.51    -5.46
2006                                         7,247   1.478696     1.482233    10,722      0.89      1.35     1.40     19.34    19.40
2005                                         6,009   1.239108     1.241435     7,448      1.23      1.35     1.40      4.00     4.06

DWS SMALL CAP INDEX VIP CLASS A
2009                                         3,780   1.213269     1.273916     4,630      1.76      1.35     1.40     24.80    24.86
2008                                         4,646   0.972158     1.020238     4,566      1.55      1.35     1.40    -35.05   -35.01
2007                                         6,649   1.496703     1.569946    10,057      0.88      1.35     1.40     -3.27    -3.22
2006                                         8,853   1.547336     1.622230    13,851      0.63      1.35     1.40     15.85    15.91
2005                                        10,293   1.335684     1.399618    13,909      0.67      1.35     1.40      2.80     2.85

DWS STRATEGIC VALUE VIP CLASS A (a)
2009                                         3,228   0.926119     0.945588     3,001      4.31      1.35     1.40     23.54    23.61
2008                                         3,736   0.749645     0.765006     2,811      3.20      1.35     1.40    -46.74   -46.71
2007                                         4,533   1.407443     1.435545     6,404      1.50      1.35     1.40     -3.24    -3.19
2006                                         5,633   1.454531     1.482819     8,222      3.89      1.35     1.40     12.91    12.97
2005                                         7,148   1.288251     1.312632     9,240      1.97      1.35     1.40     -1.47    -1.42

DWS TECHNOLOGY VIP CLASS A
2009                                         7,728   0.429730     0.516361     3,492      N/A       1.35     1.40     58.17    58.25
2008                                         6,453   0.271686     0.326295     1,843      N/A       1.35     1.40    -46.97   -46.95
2007                                         8,018   0.512366     0.615034     4,304      N/A       1.35     1.40     12.70    12.76
2006                                        10,027   0.454627     0.545451     4,758      N/A       1.35     1.40     -0.66    -0.61
2005                                        12,465   0.457639     0.548786     5,946      0.51      1.35     1.40      2.29     2.34

EATON VANCE VT FLOATING-RATE INCOME FUND
2009                                        12,691   1.114632     1.119705    14,161      4.83      1.35     1.40     42.29    42.36
2008                                        13,558   0.783365     0.786528    10,628      5.71      1.35     1.40    -28.16   -28.12
2007                                        18,315   1.090357     1.094206    19,982      6.28      1.35     1.40      0.20     0.25
2006                                        22,136   1.088178     1.091461    24,101      5.75      1.35     1.40      4.02     4.08
2005                                        24,301   1.046090     1.048715    25,434      3.99      1.35     1.40      2.41     2.46

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
2009                                         5,603   1.159503     1.164662     6,503      N/A       1.35     1.40      8.86     8.92
2008                                         6,324   1.065103     1.069298     6,741      N/A       1.35     1.40     -8.39    -8.34
2007                                         7,481   1.162600     1.166581     8,703      0.86      1.35     1.40      4.69     4.74
2006                                         9,670   1.110563     1.113808    10,745      N/A       1.35     1.40     -1.40    -1.35
2005                                        12,729   1.126344     1.129066    14,345      N/A       1.35     1.40      5.53     5.58

FIDELITY VIP CONTRAFUND(R) PORTFOLIO INITIAL CLASS
2009                                        22,646   1.203123     1.203123    27,246      1.37      1.40     1.40     33.81    33.81
2008                                        27,351   0.899130     0.899130    24,592      0.91      1.40     1.40    -43.32   -43.32
2007                                        34,328   1.586316     1.586316    54,455      0.92      1.40     1.40     15.95    15.95
2006                                        39,323   1.368153     1.368153    53,800      1.29      1.40     1.40     10.15    10.15
2005                                        42,028   1.242067     1.242067    52,202      0.27      1.40     1.40     15.30    15.30

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2009                                         5,035   1.528703     1.241577     6,251      1.15      1.35     1.75     33.10    33.64
2008                                         5,991   1.148549     0.929055     5,566      0.72      1.35     1.75    -43.70   -43.47
2007                                         7,650   2.039876     1.643342    12,572      0.77      1.35     1.75     15.25    15.72
2006                                         7,972   1.769951     1.420118    11,322      0.95      1.35     1.75      9.48     9.93
2005                                        10,547   1.616658     1.291880    13,627      0.13      1.35     1.75     14.61    15.07

FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2009                                        24,467   2.039613     2.039613    49,902      2.22      1.40     1.40     28.38    28.38
2008                                        29,480   1.588681     1.588681    46,834      2.29      1.40     1.40    -43.46   -43.46
2007                                        37,240   2.809762     2.809762   104,636      1.67      1.40     1.40      0.11     0.11
2006                                        46,520   2.806714     2.806714   130,569      3.33      1.40     1.40     18.51    18.51
2005                                        57,749   2.368290     2.368290   136,768      1.74      1.40     1.40      4.38     4.38

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2009                                         6,550   1.218449     0.998815     6,542      1.98      1.35     1.75     27.61    28.13
2008                                         8,154   0.954826     0.779534     6,356      2.16      1.35     1.75    -43.82   -43.58
2007                                         9,945   1.699445     1.381782    13,742      1.55      1.35     1.75     -0.50    -0.10
2006                                        11,397   1.707978     1.383096    15,763      2.96      1.35     1.75     17.83    18.31
2005                                        12,318   1.449520     1.169044    14,401      1.53      1.35     1.75      3.72     4.14

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2009                                        18,417   1.884945     1.884945    34,715      0.44      1.40     1.40     26.49    26.49
2008                                        21,946   1.490197     1.490197    32,704      0.76      1.40     1.40    -47.91   -47.91
2007                                        26,316   2.860724     2.860724    75,282      0.85      1.40     1.40     25.19    25.19
2006                                        32,819   2.285138     2.285138    74,996      0.42      1.40     1.40      5.35     5.35
2005                                        40,830   2.169021     2.169021    88,561      0.54      1.40     1.40      4.32     4.32

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
FIDELITY VIP GROWTH PORTFOLIO SERVICE CLASS 2
2009                                         3,792   1.147735     0.641806     2,434      0.19      1.35     1.75     25.72    26.24
2008                                         4,544   0.912899     0.508417     2,311      0.55      1.35     1.75    -48.23   -48.02
2007                                         5,453   1.763446     0.978118     5,335      0.41      1.35     1.75     24.44    24.95
2006                                         6,445   1.417060     0.782807     5,046      0.18      1.35     1.75      4.71     5.13
2005                                         7,812   1.353359     0.744586     5,817      0.32      1.35     1.75      3.66     4.08

FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS
2009                                         5,167   0.867299     0.867299     4,482      1.07      1.40     1.40     25.42    25.42
2008                                         6,091   0.691502     0.691502     4,212      1.03      1.40     1.40    -42.52   -42.52
2007                                         8,773   1.203011     1.203011    10,554      1.94      1.40     1.40     10.56    10.56
2006                                         9,280   1.088146     1.088146    10,098      0.92      1.40     1.40     11.59    11.59
2005                                        11,245   0.975114     0.975114    10,965      1.58      1.40     1.40      6.13     6.13

FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2
2009                                         1,234   0.868384     0.868384     1,071      0.92      1.35     1.35     25.30    25.30
2008                                         1,390   0.693032     0.693032       963      0.95      1.35     1.35    -42.68   -42.68
2007                                         1,605   1.209143     1.209143     1,940      1.42      1.35     1.35     10.35    10.35
2006                                         2,050   1.095746     1.095746     2,246      0.73      1.35     1.35     11.33    11.33
2005                                         2,373   0.984221     0.984221     2,336      1.44      1.35     1.35      5.95     5.95

FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2009                                        22,399   1.564938     1.564938    35,052      7.84      1.40     1.40     41.94    41.94
2008                                        24,893   1.102505     1.102505    27,445      7.73      1.40     1.40    -26.04   -26.04
2007                                        31,959   1.490600     1.490600    47,638      7.51      1.40     1.40      1.35     1.35
2006                                        39,175   1.470778     1.470778    57,617      7.19      1.40     1.40      9.68     9.68
2005                                        47,686   1.340968     1.340968    63,946     14.99      1.40     1.40      1.26     1.26

FIDELITY VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
2009                                         4,509   1.344479     1.344479     6,062      8.98      1.35     1.35     41.53    41.53
2008                                         4,952   0.949968     0.949968     4,704      7.64      1.35     1.35    -26.15   -26.15
2007                                         4,355   1.286396     1.286396     5,602      6.54      1.35     1.35      1.16     1.16
2006                                         6,192   1.271660     1.271660     7,874      7.43      1.35     1.35      9.53     9.53
2005                                         7,098   1.161050     1.161050     8,241     15.45      1.35     1.35      0.93     0.93

FIDELITY VIP MID CAP PORTFOLIO INITIAL CLASS
2009                                        13,956   1.820634     1.820634    25,409      0.67      1.40     1.40     38.13    38.13
2008                                        16,357   1.318096     1.318096    21,560      0.44      1.40     1.40    -40.29   -40.29
2007                                        20,407   2.207552     2.207552    45,051      0.94      1.40     1.40     14.01    14.01
2006                                        27,207   1.936299     1.936299    52,682      0.37      1.40     1.40     11.12    11.12
2005                                        32,957   1.742500     1.742500    57,427      N/A       1.40     1.40     16.65    16.65

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2009                                         2,815   1.932216     1.831787     5,156      0.43      1.35     1.75     37.31    37.87
2008                                         3,491   1.407220     1.328681     4,638      0.24      1.35     1.75    -40.67   -40.42
2007                                         4,494   2.371650     2.230199    10,022      0.51      1.35     1.75     13.32    13.78
2006                                         5,369   2.092891     1.960081    10,525      0.20      1.35     1.75     10.44    10.89
2005                                         7,155   1.895105     1.767651    12,647      N/A       1.35     1.75     15.95    16.42

FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE CLASS 2
2009                                         2,679   1.165348     1.169818     3,124      0.37      1.35     1.40     54.95    55.03
2008                                         2,962   0.752076     0.754575     2,229      0.48      1.35     1.40    -51.97   -51.94
2007                                         3,715   1.565803     1.570221     5,819      0.60      1.35     1.40      3.97     4.02
2006                                         3,790   1.506082     1.509578     5,709      0.34      1.35     1.40     14.38    14.44
2005                                         3,989   1.316693     1.319087     5,253      N/A       1.35     1.40      0.99     1.04

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2009                                         2,168   1.028527     1.032516     2,231      1.50      1.35     1.40     27.92    27.98
2008                                         2,982   0.804070     0.806779     2,399      1.28      1.35     1.40    -35.45   -35.41
2007                                         3,787   1.245569     1.249156     4,718      0.73      1.35     1.40      4.74     4.80
2006                                         4,212   1.189163     1.191995     5,010      0.77      1.35     1.40      9.34     9.40
2005                                         4,913   1.087551     1.089589     5,344      0.57      1.35     1.40     -0.36    -0.31

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2009                                         4,552   1.571536     1.268588     5,757      1.63      1.35     1.75     26.90    27.41
2008                                         6,218   1.238446     0.995651     6,175      1.17      1.35     1.75    -34.19   -33.92
2007                                         7,432   1.881872     1.506770    11,172      0.66      1.35     1.75     -4.09    -3.70
2006                                        10,126   1.962088     1.564633    15,815      0.63      1.35     1.75     14.93    15.40
2005                                        11,571   1.707152     1.355822    15,668      0.76      1.35     1.75      6.86     7.30

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2009                                        12,035   0.734499     0.832147     9,050      N/A       1.35     1.40     41.56    41.64
2008                                        14,421   0.518852     0.587527     7,658      N/A       1.35     1.40    -43.30   -43.27
2007                                        17,300   0.915109     1.035717    16,215      N/A       1.35     1.40      9.69     9.74
2006                                        22,058   0.834306     0.943790    18,812      N/A       1.35     1.40      7.17     7.23
2005                                        25,707   0.778485     0.880181    20,451      N/A       1.35     1.40      3.32     3.37

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2009                                        18,010   1.312193     1.336427    24,061      1.93      1.35     1.75     23.84    24.35
2008                                        21,608   1.059565     1.074758    23,225      2.85      1.35     1.75    -38.21   -37.96
2007                                        27,732   1.714838     1.732332    48,065      1.45      1.35     1.75      1.67     2.08
2006                                        31,738   1.686710     1.696997    53,908      1.30      1.35     1.75     16.31    16.78
2005                                        34,595   1.450197     1.453138    50,338      0.89      1.35     1.75      8.62     9.06

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2009                                         8,092   1.648750     1.411672    11,388      3.47      1.35     1.75     34.65    35.19
2008                                         9,463   1.224510     1.044187     9,854      2.48      1.35     1.75    -41.42   -41.18
2007                                        12,472   2.090428     1.775341    22,091      1.91      1.35     1.75     13.44    13.90
2006                                        14,908   1.842808     1.558695    23,193      1.23      1.35     1.75     19.32    19.81
2005                                        15,953   1.544410     1.301013    20,722      1.21      1.35     1.75      8.24     8.68

GOLDMAN SACHS VIT CAPITAL GROWTH FUND SERVICE SHARES
2009                                        34,969   1.294507     0.700798    66,254      0.21      1.35     1.75     44.92    45.51
2008                                        41,331   0.893270     0.481621    54,059      N/A       1.35     1.75    -42.97   -42.73
2007                                        50,065   1.566229     0.841030   114,546      0.07      1.35     1.75      8.09     8.53
2006                                        63,425   1.449057     0.774953   134,776      0.02      1.35     1.75      7.22     7.65
2005                                        78,579   1.351503     0.719851   155,464      0.24      1.35     1.75      5.50     5.93

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2009                                        48,294   1.145244     1.353648    86,294      4.84      1.35     1.75     12.68    13.13
2008                                        54,453   1.016410     1.196510    85,978      5.01      1.35     1.75    -10.18    -9.82
2007                                        70,028   1.131632     1.326752   122,788      4.54      1.35     1.75      4.95     5.37
2006                                        78,263   1.078294     1.259101   130,650      4.44      1.35     1.75      2.38     2.80
2005                                        92,635   1.053198     1.224822   151,161      4.69      1.35     1.75      0.06     0.47

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2009                                        64,687   1.257728     0.844745    52,052      1.96      1.35     1.75     24.07    24.58
2008                                        78,734   1.013696     0.678075    50,896      1.70      1.35     1.75    -38.36   -38.11
2007                                        94,754   1.644646     1.095658    98,959      1.61      1.35     1.75      3.48     3.90
2006                                       123,010   1.589354     1.054535   123,664      1.53      1.35     1.75     13.46    13.92
2005                                       156,603   1.400824     0.925677   138,238      1.37      1.35     1.75      2.56     2.97

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2009                                        22,815   1.251345     1.256207    28,571      3.49      1.35     1.40      4.95     5.00
2008                                        27,404   1.192337     1.196361    32,699      4.46      1.35     1.40      1.71     1.76
2007                                        20,722   1.172295     1.175661    24,305      4.06      1.35     1.40      5.84     5.89
2006                                        19,039   1.037176     1.110263    21,094      4.12      1.35     1.75      2.23     2.65
2005                                        21,199   1.014534     1.081615    22,891      3.52      1.35     1.75     -0.23     0.18

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2009                                        11,456   3.758171     1.596470    40,058      N/A       1.35     1.40     56.37    56.45
2008                                        13,208   2.403340     1.020418    29,868      N/A       1.35     1.40    -41.64   -41.61
2007                                        16,916   4.117882     1.747505    65,263      N/A       1.35     1.40     17.70    17.76
2006                                        21,896   3.498538     1.483924    72,234      N/A       1.35     1.40      4.25     4.30
2005                                        28,881   3.355960     1.422720    91,186      N/A       1.35     1.40     13.08    13.13

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2009                                        17,590   1.558964     1.592049    30,449      1.48      1.35     1.75     30.46    30.99
2008                                        21,920   1.194996     1.215405    28,988      0.71      1.35     1.75    -38.31   -38.06
2007                                        28,145   1.937171     1.962256    60,125      0.59      1.35     1.75      1.35     1.77
2006                                        36,394   1.911310     1.928214    76,406      1.23      1.35     1.75     13.39    13.85
2005                                        44,763   1.685671     1.693688    82,705      N/A       1.35     1.75      5.31     5.74

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2009                                        46,800   1.037897     1.109464    64,733      0.17      1.35     1.75     -1.61    -1.20
2008                                        65,097   1.054834     1.122982    91,852      2.22      1.35     1.75      0.46     0.87
2007                                        66,462   1.049993     1.113286    92,803      4.86      1.35     1.75      3.15     3.57
2006                                        66,305   1.017970     1.074961    89,505      4.57      1.35     1.75      2.84     3.26
2005                                        74,861   0.989877     1.041048    97,246      2.64      1.35     1.75      0.94     1.35

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2009                                        25,289   1.276423     0.864582    36,679      1.60      1.35     1.75     26.12    26.64
2008                                        29,604   1.012043     0.682724    33,852      2.57      1.35     1.75    -47.04   -46.82
2007                                        35,484   1.910793     1.283782    76,412      1.20      1.35     1.75      5.97     6.40
2006                                        44,386   1.803159     1.206557    90,348      2.45      1.35     1.75     19.37    19.86
2005                                        55,941   1.510543     1.006654    95,550      1.42      1.35     1.75     10.44    10.89

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2009                                        2,047    1.113553     0.931157     1,900      2.02      1.35     1.75     18.78    19.26
2008                                        2,025    0.937525     0.780787     1,576      1.48      1.35     1.75    -38.23   -37.98
2007                                        2,244    1.517821     1.258930     2,819      0.89      1.35     1.75     -3.44    -3.04
2006                                        2,753    1.571847     1.298453     3,568      1.35      1.35     1.75     10.68    11.13
2005                                        2,467    1.420149     1.168380     2,879      0.77      1.35     1.75      4.17     4.60

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES (a)
2009                                         5,336   0.579125     0.730688     3,270      N/A       1.35     1.40     42.42    42.50
2008                                         6,152   0.406625     0.512781     2,647      0.05      1.35     1.40    -44.64   -44.62
2007                                         9,725   0.734572     0.925877     7,628      0.07      1.35     1.40     20.04    20.10
2006                                         8,530   0.611946     0.770930     5,572      N/A       1.35     1.40     11.72    11.78
2005                                         9,705   0.547757     0.689705     5,698      N/A       1.35     1.40     10.46    10.51

JANUS ASPEN GROWTH AND INCOME PORTFOLIO SERVICE SHARES
2009                                         7,108   0.801686     0.867628     5,754      0.62      1.35     1.40     36.88    36.95
2008                                         8,813   0.585678     0.633532     5,221      0.76      1.35     1.40    -42.10   -42.07
2007                                        11,861   1.011545     1.093644    12,132      1.76      1.35     1.40      6.93     6.98
2006                                        14,978   0.945987     1.022243    14,317      1.30      1.35     1.40      6.27     6.32
2005                                        16,560   0.890200     0.961469    14,913      0.37      1.35     1.40     10.54    10.60

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES (a)
2009                                        14,245   0.611871     0.679441     9,007      0.38      1.35     1.40     34.11    34.18
2008                                        17,033   0.456246     0.506377     8,033      0.57      1.35     1.40    -40.71   -40.68
2007                                        20,917   0.769519     0.853646    16,645      0.57      1.35     1.40     13.19    13.25
2006                                        23,062   0.679843     0.753787    16,189      0.27      1.35     1.40      9.58     9.63
2005                                        27,326   0.620422     0.687555    17,523      0.13      1.35     1.40      2.56     2.61

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (a)
2009                                        13,219   1.482112     1.639720    20,029      0.41      1.35     1.40     76.57    76.65
2008                                        14,827   0.839412     0.928207    12,736      1.11      1.35     1.40    -52.90   -52.88
2007                                        18,410   1.782162     1.969686    33,446      0.43      1.35     1.40     26.23    26.29
2006                                        19,907   1.411882     1.559653    28,665      1.88      1.35     1.40     44.58    44.65
2005                                        19,134   0.976556     1.078230    19,048      1.09      1.35     1.40     30.09    30.16

MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2009                                         1,899   0.791875     0.794920     1,505      N/A       1.35     1.40     39.27    39.34
2008                                         2,309   0.568572     0.570479     1,314      N/A       1.35     1.40    -52.27   -52.25
2007                                         3,371   1.191298     1.194682     4,017      N/A       1.35     1.40      7.98     8.03
2006                                         3,961   1.103299     1.105877     4,373      N/A       1.35     1.40      0.86     0.91
2005                                         5,241   1.093856     1.095850     5,735      N/A       1.35     1.40      1.42     1.47

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2009                                         1,797   1.146503     1.150975     2,060      N/A       1.35     1.40     60.64    60.72
2008                                         1,175   0.713707     0.716124       839      N/A       1.35     1.40    -40.37   -40.34
2007                                         1,318   1.196838     1.200291     1,578      N/A       1.35     1.40      0.82     0.87
2006                                         1,774   1.187119     1.189936     2,106      N/A       1.35     1.40     11.35    11.40
2005                                         1,980   1.066118     1.068119     2,111      N/A       1.35     1.40      3.56     3.61

MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2009                                        12,102   1.254646     1.170473    14,123      3.48      1.35     1.75     15.66    16.14
2008                                        13,154   1.084737     1.007853    13,220      3.03      1.35     1.75    -23.68   -23.37
2007                                        15,826   1.421321     1.315222    20,765      2.33      1.35     1.75      2.12     2.53
2006                                        18,977   1.391867     1.282742    24,296      2.20      1.35     1.75      9.67    10.12
2005                                        22,245   1.269135     1.164901    25,873      1.87      1.35     1.75      0.80     1.21

MFS(R) UTILITIES SERIES SERVICE CLASS
2009                                         3,246   2.147764     2.156266     6,973      4.86      1.35     1.40     31.01    31.08
2008                                         4,193   1.639398     1.645058     6,874      1.35      1.35     1.40    -38.68   -38.65
2007                                         5,465   2.673544     2.681427    14,612      0.82      1.35     1.40     25.77    25.84
2006                                         6,186   2.125712     2.130898    13,152      1.89      1.35     1.40     29.13    29.19
2005                                         6,582   1.646204     1.649386    10,836      0.41      1.35     1.40     14.94    15.00

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                           -------  ----------  -----------  -------  ----------  -------  -------  -------  -------
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2009                                         2,728   0.907312     0.910786     2,476      N/A       1.35     1.40     19.90    19.96
2008                                         3,959   0.756743     0.759260     2,996      2.94      1.35     1.40    -44.41   -44.38
2007                                         5,148   1.361189     1.365045     7,008      1.97      1.35     1.40      2.04     2.09
2006                                         5,575   1.489395     1.337112     7,438      1.89      1.35     1.75      8.92     9.36
2005                                         4,650   1.367462     1.222664     5,677      1.54      1.35     1.75      1.86     2.27

OPPENHEIMER CAPITAL APPRECIATION FUND/VA SERVICE SHARES
2009                                         3,324   1.256114     1.002061     3,320      0.01      1.35     1.75     41.63    42.21
2008                                         3,999   0.886900     0.704658     2,811      N/A       1.35     1.75    -46.61   -46.40
2007                                         5,491   1.661316     1.314572     7,202      0.01      1.35     1.75     11.87    12.32
2006                                         8,334   1.485087     1.170365     9,735      0.20      1.35     1.75      5.80     6.23
2005                                         9,841   1.403709     1.101745    10,827      0.64      1.35     1.75      3.03     3.45

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2009                                         7,222   1.708689     1.404115    10,109      2.08      1.35     1.75     36.91    37.47
2008                                         9,459   1.247996     1.021377     9,636      1.43      1.35     1.75    -41.38   -41.14
2007                                        13,509   2.128835     1.735201    23,388      1.26      1.35     1.75      4.22     4.65
2006                                        17,300   2.042551     1.658127    28,633      0.87      1.35     1.75     15.31    15.78
2005                                        18,172   1.771332     1.432125    25,985      0.76      1.35     1.75     12.06    12.52

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2009                                         7,244   0.366167     0.346717     2,503      N/A       1.35     1.75     23.75    24.25
2008                                         6,003   0.295916     0.279056     1,670      7.73      1.35     1.75    -78.95   -78.86
2007                                         7,138   1.405619     1.320231     9,401      7.04      1.35     1.75     -2.21    -1.81
2006                                         8,442   1.437419     1.344612    11,330      7.50      1.35     1.75      7.31     7.75
2005                                         9,419   1.339445     1.247883    11,737      6.67      1.35     1.75      0.22     0.63

OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2009                                         1,955   0.999175     1.003088     1,954      1.65      1.35     1.40     26.20    26.27
2008                                         2,563   0.791719     0.794416     2,030      1.33      1.35     1.40    -39.49   -39.46
2007                                         3,346   1.308312     1.312113     4,379      0.90      1.35     1.40      2.69     2.74
2006                                         4,252   1.512804     1.277058     5,420      1.04      1.35     1.75     12.75    13.21
2005                                         5,380   1.341730     1.128050     6,060      1.20      1.35     1.75      3.89     4.31

PIONEER FUND VCT PORTFOLIO CLASS II
2009                                         4,987   0.940087     0.944215     4,693      1.51      1.35     1.40     23.16    23.22
2008                                         7,563   0.763323     0.766278     5,779      1.54      1.35     1.40    -35.29   -35.25
2007                                         8,231   1.179521     1.183477     9,718      0.97      1.35     1.40      3.32     3.37
2006                                        10,279   1.141639     1.144882    11,742      1.09      1.35     1.40     14.73    14.78
2005                                        12,638   0.995097     0.997425    12,584      1.10      1.35     1.40      4.45     4.51

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                                      FOR THE YEAR ENDED
                                                        AT DECEMBER 31                                    DECEMBER 31
                                                    -----------------------                       -------------------------
                                                                                      INVESTMENT  EXPENSE  EXPENSE   TOTAL    TOTAL
                                                       UNIT        UNIT        NET      INCOME     RATIO    RATIO   RETURN    RETURN
                                            UNITS     VALUE        VALUE      ASSETS    RATIO      LOWEST  HIGHEST  LOWEST   HIGHEST
                                            (000s)  LOWEST ($)  HIGHEST ($)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)  (%) (3)
                                            ------  ----------  -----------  -------  ----------  -------  -------  -------  -------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2009                                         4,663   1.839488     1.847638     8,584      4.43      1.35     1.40     29.71    29.78
2008                                         5,890   1.418112     1.423667     8,358      3.84      1.35     1.40    -39.21   -39.18
2007                                         7,966   2.332982     2.340921    18,596      2.46      1.35     1.40    -20.23   -20.19
2006                                        11,664   2.924668     2.933129    34,131      2.33      1.35     1.40     34.57    34.64
2005                                        13,328   2.173274     2.178453    28,979      3.07      1.35     1.40     13.25    13.31

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2009                                        26,005   1.510850     1.032275    35,990      2.57      1.35     1.40     50.26    50.33
2008                                        31,588   1.005518     0.686661    29,112      1.91      1.35     1.40    -49.42   -49.40
2007                                        36,351   1.988050     1.356939    66,164      1.33      1.35     1.40     11.45    11.51
2006                                        44,012   1.783808     1.216924    71,913      1.14      1.35     1.40     17.43    17.49
2005                                        50,318   1.519095     1.035812    70,265      1.51      1.35     1.40     14.41    14.47

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None
          Financial Statements Included in Part B
          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company

         Financial Statements Included in Part C
          None

     (b) EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3 (a) Form of Service Agreement by and between the Epoch
                   Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Consolidated Underwriting and Administrative Service
                   Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Shared Services Agreement dated January 22, 2008 between
                   Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. TSA-Endorsement 4012-07 (Rev. 12-08) will be filed in April of 2009 in Registrant's Post-Effective Amendmentt No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

     EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 7 (a) Variable Annuity GMDB Reinsurance Agreement between Allmerica
                   Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No.
                   10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (b) Variable Annuity GMDB Reinsurance Agreement between
                   Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                   incorporated by reference herein.

               (c) Variable Annuity GMDB Reinsurance Agreement between
                   Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                   incorporated by reference herein.

               (d) Variable Annuity GMDB Reinsurance Agreement between
                   Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                   incorporated by reference herein.

EXHIBIT 8

(a) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(b) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(c) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(d) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(e) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

(f) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

     EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No.34 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

     EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

     EXHIBIT 11    None.

     EXHIBIT 12    None.

     EXHIBIT 13
               (a) Amendment to Schedule A dated October 1, 2000 of the
                   Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

               (b) Form of Amendment 1 dated April 30, 2010 to Amended and
                   Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (c) Form of Amendment 10 dated April 30, 2010 to the AIM
                   Participation Agreement dated July 27, 1998 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

               (d) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 28, 2003 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06632, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (e) Amendment No. 2 to Amended and Restated Participation
                   Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein. Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

               (f) Amendment dated October 31, 2001 to the Participation
                   Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (g) Amendment dated August 1, 2007 to the Participation
                   Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (h) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

               (i) Eaton Vance Participation Agreement was previously filed on
                   April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.


               (j) Form of Amendment dated April 30, 2010 to Participation
                   Agreement with MFS Variable Insurance Trust dated May 1, 2002 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                   Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (k) Form of Amendment dated April 30, 2010 to Amended and
                   Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed in April of 2009 in Registrant's Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (l) Amendment dated May 1, 2001 to the Pioneer Participation
                   Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

               (m) Amended and Restated Participation Agreement dated August 1,
                   2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life

                   Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (n) Amended and Restated First Amendment dated April 30, 2010 to the Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     200 West St, 3rd Floor
     New York, NY 10282-2198

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                                    POSITION WITH COMPANY
--------------------------------------- ---------------------------------------------------------------------------
Allan S. Levine*                        Chairman of the Board

Manda J. D'Agata*                       Director, Vice President and Treasurer

Nicholas Helmuth von Moltke*            Director and Senior Vice President

Donald Mullen*                          Director

Michael A. Reardon                      Director, President, and Chief Executive Officer

Michael S. Rotter*                      Director and Vice Chairman

John Fowler*                            Vice President

Jane S. Grosso                          Vice President and Controller

Jonathan Hecht*                         Vice President and Actuary

Stephen J. Lanczycki                    Vice President and Chief Actuary

Kevin F. Leavey                         Assistant Vice President and Product Actuary

H. Kim Lee*                             Vice President and Chief Risk Officer

Justin MacNeil                          Vice President - Tax

Minadeep Kaur O'Hearn                   Vice President

Samuel Ramos*                           Vice President and Assistant Corporate Secretary

Timothy D. Rogers                       Senior Vice President and Chief Financial Officer

Jason M. Roach                          Vice President

Scott D. Silverman                      Senior Vice President, General Counsel and Corporate Secretary

Joel Volcy                              Senior Vice President and Chief Operating Officer

Margot K. Wallin                        Vice President, Special Investigative Unit Offer and Chief Compliance
                                        Officer

Robert E. Winawer                       Vice President

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                          THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

    THE GOLDMAN SACHS GROUP, INC. 2009 FR Y-6 ORGANIZATION CHART (SECTION 2a)




                                                                                          ENTITY                 STATE/
ROW ID DEPTH LEGAL ENTITY NAME                                                         DESCRIPTION     CITY     PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
    1    1   THE GOLDMAN SACHS GROUP, INC.                                           Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
    2    2      ARCHON GEN-PAR, INC.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    3    3         ARCHON GROUP, L.P.                                                Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
    4    4            AGCH GEN-PAR, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    5    5               ARCHON GROUP CANADA HOLDINGS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    6    6                  GS CANADA SPECIALTY LENDING COMPANY                      Other          Charlotte      NC    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    7    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    8    4            ARCHON ACQUISITION, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    9    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   10    5               ARCAP JPMC2000FL1, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   11    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   12    4            ARCHON GROUP CANADA HOLDINGS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   13    4            ARCHON HOSPITALITY GEN-PAR, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   14    5               ARCHON HOSPITALITY, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   15    6                  AH ORLANDO GEN-PAR, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   16    7                     AH ORLANDO, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   17    6                  AH ORLANDO, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   18    4            ARCHON HOSPITALITY, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   19    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   20    5               GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   21    4            ARCHON KOREA YUHAN HOESA                                       Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   22    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   23    5               ARCHON RESIDENTIAL MANAGEMENT, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   24    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   25    4            ARCHON THAILAND, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   26    4            ARCHON/PPM, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   27    4            AVELO MORTGAGE, L.L.C.                                         Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   28    4            AWH ARCHON GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   29    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   30    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
   31    4            GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   32    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA              Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   33    4            GSSLG GEN-PAR, L.L.C.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   34    5               GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   35    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



   36    4            TNL INTERESTS, INC.                                            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   37    5               TITLE NETWORK, LTD.                                         Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   38    5               TNL NETWORK, LTD.                                           Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   39    6                  TITLE NETWORK, LTD.                                      Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   40    4            TNL NETWORK, LTD.                                              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   41    2      ARCHON GROUP, L.P.                                                   Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
   42    2      ARCHON INTERNATIONAL, INC.                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   43    3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                              Portfolio      Hof                  GERMANY
                                                                                     Management
   44    3         ARCHON GROUP DEUTSCHLAND GMBH                                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
   45    3         ARCHON GROUP ITALIA, S.R.L.                                       Miscellaneous  Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   46    4            SGC S.R.L. SOCIETA GESTIONE CREDITI                            Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
   47    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   48    2      ARCHON KOREA YUHAN HOESA                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   49    2      ARROW CAPITAL REINSURANCE COMPANY, LIMITED                           Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   50    2      ARROW CORPORATE MEMBER HOLDINGS LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   51    3         ARROW CORPORATE MEMBER LIMITED                                    Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
   52    2      ARROW REINSURANCE COMPANY, LIMITED                                   Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   53    2      BIRCHFIELD ESTATES LTD                                               Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
   54    2      BRIDGE STREET ASIA FUND, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   55    2      BRIDGE STREET FUND 1995, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   56    2      BRIDGE STREET FUND 1996, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   57    2      BRIDGE STREET FUND 1997, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   58    2      BRIDGE STREET FUND 1998, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   59    2      BRIDGE STREET FUND 1999, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   60    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   61    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   62    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   63    5               Allied World Assurance Company, Ltd                         Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   64    6                  Allied World Assurance Holdings (Ireland) Ltd.           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   65    7                     ALLIED WORLD ASSURANCE COMPANY (EUROPE) LTD           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   66    7                     ALLIED WORLD ASSURANCE COMPANY (REINSURANCE) LIMITED  Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   67    7                     Allied World Assurance Holdings (U.S.) Inc.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   68    8                        Allied World Assurance Company (U.S.) Inc.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   69    8                        Allied World Investment Company                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   70    8                        Allied World National Assurance Company            Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   71    8                        Allied World Reinsurance Company                   Other          PALISADE       NJ    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   72    9                           DARWIN PROFESSIONAL UNDERWRITERS, INC.          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   73   10                              DARWIN NATIONAL ASSURANCE COMPANY            Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   74   11                                 Darwin Select Insurance Company           Other          Chino          CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   75   11                                 Vantapro Specialty Insurance Company      Other          Little Rock    AR    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   76   10                              Evolution Underwriting Inc.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   77   11                                 Agency Marketing Services, Inc.           Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   78   11                                 All-South Professional Liability, Inc.    Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   79    8                        Newmarket Administrative Services, Inc.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   80    7                     Newmarket Administrative Services (Ireland) Limited   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   81    5               NEWMARKET ADMINISTRATIVE SERVICES (BERMUDA), LTD.           Other          Pembroke             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
   82    2      BRIDGE STREET FUND 2000, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   83    2      BRIDGE STREET REAL ESTATE FUND 1995, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   84    2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   85    2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   86    2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   87    2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   88    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   89    2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   90    3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   91    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   92    2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   93    2      BRIDGEWATER ODC, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   94    2      CHX Holdings, Inc.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

             VOTING          NON-VOTING
             PERCENT TOTAL   PERCENT    TOTAL
             HELD BY VOTING  HELD BY    NON-VOTING
             DIRECT  PERCENT DIRECT     PERCENT
ROW ID DEPTH HOLDER  HELD    HOLDER     HELD       COMMENTS
----------------------------------------------------------------------------------
    1    1   N/A     N/A     N/A        N/A        Top Entity



    2    2   100     100     N/A        N/A


    3    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




    4    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

    5    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

    6    6   100     100     N/A        N/A


    7    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    8    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    9    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   10    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   11    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
   12    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   13    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


   14    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


   15    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   16    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   17    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   18    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


   19    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   20    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   21    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   22    4   100     100     N/A        N/A


   23    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   24    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   25    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   26    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   27    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
   28    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   29    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   30    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



   31    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   32    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   33    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   34    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   35    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class E Shares.
   36    4   100     100     N/A        N/A


   37    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   38    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   39    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   40    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   41    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.




   42    2   100     100     N/A        N/A


   43    3   100     100     N/A        N/A

   44    3   100     100     N/A        N/A


   45    3   100     100     N/A        N/A



   46    4   100     100     N/A        N/A


   47    5   2       100     N/A        N/A



   48    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   49    2   100     100     N/A        N/A

   50    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   51    3   100     100     100        100


   52    2   100     100     N/A        N/A

   53    2   100     100     N/A        N/A




   54    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   55    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   56    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   57    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   58    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   59    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   60    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   61    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   62    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   63    5   100     100     N/A        N/A


   64    6   100     100     N/A        N/A


   65    7   100     100     N/A        N/A


   66    7   100     100     N/A        N/A


   67    7   100     100     N/A        N/A


   68    8   100     100     N/A        N/A


   69    8   100     100     N/A        N/A


   70    8   100     100     N/A        N/A


   71    8   100     100     N/A        N/A


   72    9   100     100     N/A        N/A


   73   10   100     100     N/A        N/A


   74   11   100     100     N/A        N/A


   75   11   100     100     N/A        N/A


   76   10   100     100     N/A        N/A


   77   11   100     100     N/A        N/A


   78   11   100     100     N/A        N/A


   79    8   100     100     N/A        N/A


   80    7   100     100     N/A        N/A


   81    5   100     100     N/A        N/A


   82    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   83    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   84    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   85    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   86    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   87    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   88    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   89    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   90    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   91    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   92    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   93    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


   94    2   26      26      N/A        N/A



   95    2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                            Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   96    3         CHARLESTON CAPITAL REINSURANCE, LLC                               Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   97    2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                      Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   98    3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY                  Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   99    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CAPITAL    Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
  100    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE FIXED Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  101    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY     Open-End       Wilmington     DE    UNITED
                   INDEX FUND                                                        Investment                          STATES
                                                                                     Funds
  102    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GOVERNMENT Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  103    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH     Open-End       Wilmington     DE    UNITED
                   OPPORTUNITIES FUND                                                Investment                          STATES
                                                                                     Funds
  104    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID CAP    Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
  105    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY      Open-End       Wilmington     DE    UNITED
                   MARKET FUND                                                       Investment                          STATES
                                                                                     Funds
  106    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS STRATEGIC  Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
  107    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS            Open-End       Wilmington     DE    UNITED
                   STRUCTURED U.S. EQUITY FUND                                       Investment                          STATES
                                                                                     Funds
  108    2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  109    2      DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                         Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
  110    2      EASTPORT CAPITAL CORP.                                               All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  111    3         EPF FINANCIAL, LLC                                                All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  112    2      ELQ HOLDINGS (DEL) LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  113    3         ELQ HOLDINGS (UK) LTD                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  114    4            ELQ INVESTORS II LTD                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  115    4            ELQ INVESTORS III LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  116    2      EPOCH SECURITIES, INC.                                               Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  117    2      ESSENT GROUP LTD.                                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  118    2      FEDERAL BOULEVARD, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
  119    2      FTEN, INC.                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  120    3         EA, LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  121    4            Exchange Access, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  122    5               Execution Access, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  123    3         FTEN EUROPE LIMITED                                               Other          SURREY               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  124    3         Urban Labs, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  125    2      GCN CE HOLDINGS CORPORATION                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  126    2      GOLDMAN SACHS (AO) L.L.C.                                            Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  127    2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  128    3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                        Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
  129    4            GOLDMAN SACHS (ASIA) FINANCE                                   Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  130    5               BLUE RIDGE REALTY FINANCE (DELAWARE) L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  131    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
  132    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  133    6                  Goldman Sachs (India) Finance Private Limited            Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
  134    5               GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED            Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  135    5               SAGAMIKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  136    4            GOLDMAN SACHS (ASIA) L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  137    5               GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED            Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  138    4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED                        Securities     Hong Kong            HONG KONG
                                                                                     Brokerage
  139    4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                      Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  140    5               KPL FUNDING LIMITED                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  141    4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED                 Investment     Federal              MALAYSIA
                                                                                     Banking and    Territory            (OTHER)
                                                                                     Securities     of Labuan
                                                                                     Dealing
  142    4            GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.                Offices of     Singapore            SINGAPORE
                                                                                     Other Holding
                                                                                     Companies
  143    5               GOLDMAN SACHS (SINGAPORE) PTE                               Investment     Singapore            SINGAPORE
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  144    5               GOLDMAN SACHS FUTURES PTE LTD                               Miscellaneous  Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  145    5               GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.                 Corporate,     Singapore            SINGAPORE
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  146    5               J. ARON & COMPANY (SINGAPORE) PTE.                          Commodity      Singapore            SINGAPORE
                                                                                     Contracts
                                                                                     Dealing
  147    4            GOLDMAN SACHS FUTURES (ASIA) LIMITED                           Commodity      Central              HONG KONG
                                                                                     Contracts
                                                                                     Brokerage
  148    4            Goldman Sachs (Malaysia) Sdn. Bhd.                             Investment     Kuala                MALAYSIA
                                                                                     Banking and    Lumpur               (OTHER)
                                                                                     Securities
                                                                                     Dealing
  149    2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  150    3         ELBE FUNDING LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  151    4            RHYS TRUST                                                     Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  152    5               SAPIEN LIMITED                                              Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  153    6                  SARGASSO LIMITED                                         Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  154    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  155    4            BEESTON INVESTMENTS LIMITED                                    Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  156    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  157    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  158    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  159    4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                        Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
  160    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
  161    4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  162    5               GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  163    6                  ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD             Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  164    6                  FS INVEST SARL                                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  165    7                     FS INVEST II SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  166    8                        ISS EQUITY A/S                                     Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  167    9                           ISS HOLDING A/S                                 Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  168   10                              ISS A/S                                      Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  169    6                  GS 2000-I, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  170    7                     GOLDMAN SACHS 1, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  171    7                     GOLDMAN SACHS 5, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  172    6                  GSCP 2000 GMBH CCH HOLDING I                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  173    7                     GSCP 2000 GERMANY CEBRIDGE HOLDINGS CORP.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  174    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  175    8                        CEQUEL COMMUNICATIONS HOLDINGS, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  176    6                  GSCP 2000 GMBH CCH HOLDING II                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  177    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  178    6                  GSCP GMBH CEBRIDGE HOLDING CORP. II                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  179    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  180    7                     SUNGARD CAPITAL CORP. II                              Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  181    4            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG            Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  182    4            GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  183    3         HILLTOP INVESTMENTS LIMITED                                       Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  184    3         LORRAINE FUNDING LIMITED                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  185    4            CHILTERN TRUST                                                 Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  186    2      GOLDMAN SACHS (CHINA) L.L.C.                                         Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  187    2      GOLDMAN SACHS (FRANCE) FINANCE, L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  188    3         GOLDMAN SACHS OVERSEAS FINANCE, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  189    2      GOLDMAN SACHS (JAPAN) LTD.                                           Offices of     Tortola              BRITISH
                                                                                     Other Holding                       VIRGIN
                                                                                     Companies                           ISLANDS
  190    3         GOLDMAN SACHS JAPAN CO., LTD.                                     Investment     Tokyo                JAPAN
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  191    3         GOLDMAN SACHS JAPAN HOLDINGS, LTD.                                All Other      Tokyo                JAPAN
                                                                                     Professional,
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  192    2      GOLDMAN SACHS (NETHERLANDS) B.V.                                     Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  193    3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                             Investment     Madrid               SPAIN
                                                                                     Advice

   95    2   100     100     N/A        N/A

   96    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
   97    2   100     100     N/A        N/A


   98    3   100     100     N/A        N/A


   99    3   61      61      N/A        N/A


  100    3   100     100     N/A        N/A


  101    3   100     100     N/A        N/A


  102    3   100     100     N/A        N/A


  103    3   100     100     N/A        N/A


  104    3   13      13      N/A        N/A


  105    3   100     100     N/A        N/A


  106    3   46      46      N/A        N/A


  107    3   24      24      N/A        N/A


  108    2   100     100     N/A        N/A


  109    2   90      100     N/A        N/A



  110    2   100     100     N/A        N/A



  111    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  112    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  113    3   100     100     100        100


  114    4   100     100     100        100


  115    4   100     100     N/A        N/A


  116    2   100     100     N/A        N/A



  117    2   28      28      N/A        N/A


  118    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  119    2   48      48      N/A        N/A


  120    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  121    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  122    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  123    3   100     100     N/A        N/A


  124    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  125    2   100     100     N/A        N/A


  126    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  127    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  128    3   100     100     N/A        N/A


  129    4   100     100     N/A        N/A



  130    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  131    5   1       100     N/A        N/A



  132    5   1       100     1          99




  133    6   1       100     N/A        N/A


  134    5   100     100     N/A        N/A



  135    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  136    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  137    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  138    4   100     100     N/A        N/A

  139    4   100     100     N/A        N/A


  140    5   100     100     N/A        N/A


  141    4   100     100     N/A        N/A



  142    4   100     100     N/A        N/A


  143    5   79      79      N/A        N/A



  144    5   100     100     N/A        N/A



  145    5   100     100     N/A        N/A




  146    5   100     100     N/A        N/A


  147    4   100     100     N/A        N/A


  148    4   100     100     N/A        N/A



  149    2   97      100     N/A        N/A


  150    3   100     100     N/A        N/A


  151    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  152    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

  153    6   100     100     N/A        N/A


  154    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  155    4   100     100     N/A        N/A



  156    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  157    3   99      100     N/A        N/A


  158    3   99      100     N/A        N/A




  159    4   100     100     N/A        N/A





  160    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  161    4   100     100     N/A        N/A


  162    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  163    6   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  164    6   1       44      N/A        N/A


  165    7   100     100     N/A        N/A


  166    8   100     100     N/A        N/A


  167    9   100     100     N/A        N/A


  168   10   100     100     N/A        N/A


  169    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  170    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  171    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  172    6   100     100     N/A        N/A


  173    7   100     100     N/A        N/A


  174    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  175    8   9       36      N/A        N/A


  176    6   100     100     N/A        N/A


  177    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  178    6   100     100     N/A        N/A


  179    6   1       99      N/A        N/A




  180    7   100     100     N/A        N/A




  181    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  182    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  183    3   100     100     N/A        N/A



  184    3   100     100     N/A        N/A


  185    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  186    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  187    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  188    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  189    2   100     100     N/A        N/A


  190    3   100     100     N/A        N/A



  191    3   100     100     N/A        N/A




  192    2   100     100     N/A        N/A


  193    3   100     100     N/A        N/A


  194    2      GOLDMAN SACHS (UK) L.L.C.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  195    3         GOLDMAN SACHS (UK) L.L.C. III                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  196    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  197    3         GOLDMAN SACHS BANK (EUROPE) PLC                                   Commercial     Dublin               IRELAND
                                                                                     Banking
  198    3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  199    4            AMAGANSETT FINANCING LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  200    4            FLEET TRADE & TRANSPORT LIMITED                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  201    4            GOLDMAN SACHS (MONACO) S.A.M.                                  Investment     Monaco               MONACO
                                                                                     Advice
  202    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  203    4            GOLDMAN SACHS (UK) L.L.C. III                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  204    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  205    4            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                   Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  206    5               GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN          Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  207    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  208    5               GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS INSTITUTIONAL FUNDS PLC)                              Investment
                                                                                     Funds
  209    6                  GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  210    5               GOLDMAN SACHS BRICS EQUITY PASSIVE FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  211    5               GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  212    5               GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  213    5               GOLDMAN SACHS COMMODITIES ENHANCED INDEX PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  214    5               GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                Investment
                                                                                     Funds
  215    6                  CCIF LOANS LIMITED                                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  216    5               GOLDMAN SACHS DEDICATED INVESTMENT FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  217    5               GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  218    5               GOLDMAN SACHS EMERGING MARKETS CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  219    5               GOLDMAN SACHS EMERGING MARKETS DEBT  LOCAL FEEDER           Open-End       Dublin               IRELAND
                         (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                   Investment
                                                                                     Funds
  220    5               GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  221    5               GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  222    5               GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND          Open-End       Dublin               IRELAND
                         (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                Investment
                                                                                     Funds
  223    5               GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC                                   Investment
                                                                                     Funds
  224    5               GOLDMAN SACHS EURO MONEY MARKET FUND (A SUB-FUND OF GOLDMAN Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  225    5               GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  226    5               GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  227    5               GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  228    5               GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  229    5               GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO       Open-End       Luxembourg           LUXEMBOURG
                                                                                     Investment
                                                                                     Funds
  230    5               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  231    5               GOLDMAN SACHS FUNDS - GS EURO AGGREGATE BOND PORTFOLIO      Open-End       Luxembourg           LUXEMBOURG
                         (HEDGED)                                                    Investment
                                                                                     Funds
  232    5               GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND (A SUBFUND  Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  233    5               GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  234    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  235    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  236    5               GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A SUBFUND Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  237    5               GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED)           Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  238    5               GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  239    5               GOLDMAN SACHS GLOBAL CURRENCY FUND                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  240    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  241    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  242    5               GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  243    5               GOLDMAN SACHS GLOBAL CURRENCY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  244    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED EQUITY   Open-End       Luxembourg           LUXEMBOURG
                         PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                Investment
                                                                                     Funds
  245    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT LOCAL PORTFOLIO  Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  246    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  247    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY PORTFOLIO (A   Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  248    5               GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO (PREVIOUSLY  Open-End       Luxembourg           LUXEMBOURG
                         GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF GOLDMAN          Investment
                         SACHS FUNDS)                                                Funds
  249    5               GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  250    5               GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED)   Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  251    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  252    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  253    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  254    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II (A SUBFUND OF  Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  255    5               GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  256    5               GOLDMAN SACHS GLOBAL LIBOR PLUS II PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  257    5               GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  258    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND               Investment
                                                                                     Funds
  259    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS TOTAL GTAA STRATEGY US EQUITY FUND      Investment
                                                                                     Funds
  260    5               GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF    Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  261    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO (A SUBFUND  Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  262    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO II          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  263    5               GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS II)                       Investment
                                                                                     Funds
  264    5               GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  265    5               GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  266    5               GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  267    5               GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS II)                                             Investment
                                                                                     Funds
  268    5               GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  269    5               GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  270    5               GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  271    5               GOLDMAN SACHS JAPAN EQUITY PREMIUM FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  272    5               GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  273    5               GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  274    5               GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND       Open-End       Dublin               IRELAND
                         (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)      Investment
                                                                                     Funds
  275    5               GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  276    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO (A Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  277    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO         Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  278    5               GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  279    5               GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A   Open-End       Dublin               IRELAND
                         SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                  Investment
                                                                                     Funds
  280    5               GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND OF  Open-End       Dublin               IRELAND
                         THE GOLDMANS SACHS FUNDS, PLC)                              Investment
                                                                                     Funds
  281    5               GOLDMAN SACHS SUSTAIN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  282    5               GOLDMAN SACHS US CORE FLEX PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  283    5               GOLDMAN SACHS US EQUITY ABSOLUTE RETURN PORTFOLIO           Open-End       Luxembourg           LUXEMBOURG
                         (A Subfund of Goldman Sachs Funds)                          Investment
                                                                                     Funds
  284    5               GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN     Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  285    5               GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS GLOBAL FUNDS)                              Investment
                                                                                     Funds
  286    5               GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  287    5               GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  288    5               GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A    Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  289    5               GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  290    5               GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  291    5               GOLDMAN SACHS US$ ENHANCED CASH FUND (A SUBFUND OF THE      Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  292    5               GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds

  194    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  195    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  196    4   50      100     N/A        N/A


  197    3   1       100     N/A        N/A

  198    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
  199    4   100     100     N/A        N/A


  200    4   100     100     N/A        N/A


  201    4   99      99      N/A        N/A

  202    4   1       99      N/A        N/A



  203    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  204    4   50      100     N/A        N/A


  205    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  206    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  207    5   1       100     N/A        N/A

  208    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  209    6   10      10      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  210    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  211    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  212    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  213    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  214    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  215    6   100     100     N/A        N/A


  216    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  217    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  218    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  219    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  220    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  221    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  222    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  223    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  224    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  225    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  226    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  227    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  228    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  229    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  230    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  231    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  232    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  233    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  234    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  235    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  236    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  237    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  238    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  239    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  240    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  241    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  242    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  243    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  244    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  245    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  246    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  247    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  248    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  249    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  250    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  251    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  252    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  253    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  254    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  255    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  256    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  257    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  258    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  259    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  260    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  261    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  262    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  263    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  264    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  265    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  266    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  267    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  268    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  269    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  270    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  271    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  272    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  273    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  274    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  275    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  276    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  277    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  278    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  279    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  280    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  281    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  282    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  283    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  284    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  285    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  286    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  287    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  288    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  289    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  290    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  291    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  292    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  293    5               GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE   Open-End       Dublin               IRELAND
                         GOLDMAN SACHS FUNDS, PLC                                    Investment
                                                                                     Funds
  294    5               GOLDMAN SACHS US$ MONEY MARKET FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  295    5               GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A SUB-FUND Open-End       Dublin               IRELAND
                         OF THE GOLDMAN SACHS FUNDS, PLC)                            Investment
                                                                                     Funds
  296    5               GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  297    5               GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  298    5               GSAMI China Equity Portfolio (a sub-fund of GSAMI China     Open-End       Dublin               IRELAND
                         Funds, Public Limited Company)                              Investment
                                                                                     Funds
  299    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
  300    4            GOLDMAN SACHS HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  301    5               DUNVEGAN INVESTMENTS, LTD.                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  302    5               GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  303    5               GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  304    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  305    5               GOLDMAN SACHS INTERNATIONAL                                 Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  306    6                  ARES FINANCE S.r.l.                                      Offices of     Milan                ITALY
                                                                                     Other Holding                       (OTHER)
                                                                                     Companies




  307    6                  DUNVEGAN INVESTMENTS, LTD.                               Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  308    6                  GOLDMAN SACHS (JERSEY) LIMITED                           Miscellaneous  Saint Helier         CHANNEL
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  309    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
  310    6                  GOLDMAN SACHS EUROPE LIMITED                             Investment     Saint Helier         GUERNSEY
                                                                                     Advice
  311    6                  GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED              Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
  312    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER   Open-End       Senningerberg        LUXEMBOURG
                            PORTFOLIO                                                Investment
                                                                                     Funds
  313    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI         Open-End       Senningerberg        LUXEMBOURG
                            ENHANCED STRATEGY PORTFOLIO                              Investment
                                                                                     Funds
  314    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT   Open-End       Senningerberg        LUXEMBOURG
                            ENERGY PORTFOLIO                                         Investment
                                                                                     Funds
  315    6                  GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS    Open-End       Dublin               IRELAND
                            DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                  Investment
                                                                                     Funds
  316    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 10 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  317    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 15 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  318    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 20 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  319    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO            Investment
                                                                                     Funds
  320    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS FLOATING RATE EURO PORTFOLIO                       Investment
                                                                                     Funds
  321    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE   Open-End       Senningerberg        LUXEMBOURG
                            ALPHA TACTICAL TRADING INDEX PORTFOLIO                   Investment
                                                                                     Funds
  322    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GOLDMAN SACHS Open-End       Senningerberg        LUXEMBOURG
                            COMMODITY ALPHA B7 PORTFOLIO                             Investment
                                                                                     Funds
  323    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GS DOW        Open-End       Senningerberg        LUXEMBOURG
                            JONES-UBS TOTAL RETURN ENHANCED STRATEGY E56 PORTFOLIO   Investment
                                                                                     Funds
  324    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-MACRO         Open-End       Senningerberg        LUXEMBOURG
                            HARVESTER PORTFOLIO                                      Investment
                                                                                     Funds
  325    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED       Open-End       Senningerberg        LUXEMBOURG
                            VOLATILITY VELOCITY AND CARRY STRATEGY PORFOLIO          Investment
                                                                                     Funds
  326    6                  GS EUROPEAN PERFORMANCE FUND LIMITED                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  327    6                  GS MULTI-CURRENCY EUROPEAN PERFORMANCE FUND LIMITED      All Other      Dublin               IRELAND
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  328    6                  HANA FINANCIAL GROUP INC.                                Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  329    6                  PRYSMIAN S.P.A.                                          Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  330    6                  RESTAMOVE LIMITED                                        Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  331    5               GOLDMAN SACHS INTERNATIONAL FINANCE                         Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  332    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  333    5               GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  334    5               GSSM HOLDING (U.K.)                                         Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  335    5               MONTAGUE PLACE CUSTODY SERVICES                             Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  336    4            GOLDMAN SACHS INTERNATIONAL                                    Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  337    4            GOLDMAN SACHS INTERNATIONAL BANK                               Commercial     London               UNITED
                                                                                     Banking                             KINGDOM
                                                                                                                         (OTHER)
  338    5               RESTAMOVE LIMITED                                           Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  339    4            GOLDMAN SACHS INTERNATIONAL FINANCE                            Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  340    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  341    4            GS Euro Investments                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  342    4            GS Euro Management                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  343    4            GS LEASING HOLDINGS LIMITED                                    Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  344    5               BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  345    4            GS LEASING MANAGEMENT LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  346    4            GS LIQUID TRADING PLATFORM I PCC                               Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  347    4            GS LIQUID TRADING PLATFORM II LIMITED                          Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  348    4            KILLINGHOLME POWER GROUP LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  349    5               KILLINGHOLME HOLDINGS LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  350    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  351    7                     GS KILLINGHOLME CAYMAN INVESTMENTS LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  352    8                        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  353    9                           GS KILLINGHOLME CAYMAN INVESTMENTS III          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  354    8                        GS KILLINGHOLME CAYMAN INVESTMENTS III             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  355    7                     KPL ACQUISITIONS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  356    8                        KPL HOLDINGS LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  357    7                     KPL FINANCE LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  358    4            MONEY PARTNERS FINANCIAL COMPANY LIMITED                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  359    4            MONEY PARTNERS HOLDINGS LIMITED                                Offices of     Uxbridge             UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  360    5               MONEY PARTNERS LIMITED                                      Mortgage and   Uxbridge             UNITED
                                                                                     Nonmortgage                         KINGDOM
                                                                                     Loan Brokers                        (OTHER)
  361    6                  MONEY PARTNERS FINANCE LIMITED                           Other          Uxbridge             UNITED
                                                                                     Activities                          KINGDOM
                                                                                     Related to                          (OTHER)
                                                                                     Credit
                                                                                     Intermediation
  362    4            MONTAGUE PLACE CUSTODY SERVICES                                Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  363    4            NUFCOR INTERNATIONAL LIMITED                                   Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  364    5               NUFCOR CAPITAL LIMITED                                      Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
  365    5               NUFCOR MINING AND TRADING LIMITED                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  366    4            SCADBURY UK LIMITED                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  367    5               GS EQUIPMENT FINANCE I LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  368    5               GS EQUIPMENT FINANCE II LIMITED                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  369    5               GS LEASING NO. 1 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  370    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  371    5               GS LEASING NO. 3 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  372    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  373    5               KILLINGHOLME GENERATION LIMITED                             Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  374    5               SCADBURY ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  375    5               SCADBURY FUNDING LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  376    6                  SCADBURY ASSETS                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  377    6                  SCADBURY II ASSETS LIMITED                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  378    7                     KILLINGHOLME GENERATION LIMITED                       Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  379    4            SHIRE UK LIMITED                                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  380    5               GS FUNDING INVESTMENTS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  381    5               GS FUNDING MANAGEMENT LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  382    5               HECHSHIRE                                                   Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  383    5               SHIRE ASSETS                                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  384    5               SHIRE FUNDING LIMITED                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  385    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  386    6                  SHIRE ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  387    5               SHIRE II ASSETS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  388    3         GOLDMAN SACHS PROPERTY MANAGEMENT                                 Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
  389    2      GOLDMAN SACHS 1, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  390    2      GOLDMAN SACHS 2, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  391    2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

  293    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  294    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  295    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  296    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  297    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  298    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  299    4   1       100     N/A        N/A

  300    4   100     100     N/A        N/A


  301    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  302    5   1       100     N/A        N/A

  303    5   98      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  304    5   1       100     N/A        N/A

  305    5   99      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  306    6                                         Goldman Sachs' interest is
                                                   through owning the junior
                                                   notes issued by Ares Finance.
                                                   Goldman Sachs is not an equity
                                                   owner, but owns debt secured
                                                   by the assets owned by Ares
                                                   Finance.
  307    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
  308    6   100     100     N/A        N/A



  309    6   1       100     N/A        N/A

  310    6   91      91      N/A        N/A

  311    6   100     100     N/A        N/A


  312    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  313    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  314    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  315    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  316    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  317    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  318    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  319    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  320    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  321    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  322    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  323    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  324    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  325    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  326    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  327    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  328    6   1       10      N/A        N/A



  329    6   1       31      N/A        N/A


  330    6   50      100     N/A        N/A




  331    5   99      100     N/A        N/A


  332    5   1       100     N/A        N/A


  333    5   1       100     N/A        N/A



  334    5   8       99      N/A        N/A


  335    5   99      100     N/A        N/A



  336    4   56      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
  337    4   100     100     N/A        N/A


  338    5   50      100     N/A        N/A




  339    4   1       100     N/A        N/A


  340    4   1       100     N/A        N/A


  341    4   100     100     N/A        N/A


  342    4   100     100     N/A        N/A


  343    4   100     100     N/A        N/A


  344    5   100     100     N/A        N/A


  345    4   100     100     N/A        N/A


  346    4   100     100     N/A        N/A


  347    4   100     100     N/A        N/A


  348    4   100     100     N/A        N/A


  349    5   100     100     N/A        N/A


  350    6   1       99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  351    7   100     100     N/A        N/A


  352    8   100     100     N/A        N/A


  353    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  354    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  355    7   100     100     N/A        N/A


  356    8   100     100     N/A        N/A


  357    7   100     100     N/A        N/A


  358    4   100     100     N/A        N/A


  359    4   100     100     N/A        N/A


  360    5   100     100     N/A        N/A


  361    6   100     100     N/A        N/A




  362    4   1       100     N/A        N/A



  363    4   100     100     N/A        N/A


  364    5   100     100     N/A        N/A


  365    5   100     100     N/A        N/A


  366    4   100     100     N/A        N/A


  367    5   100     100     N/A        N/A


  368    5   100     100     N/A        N/A


  369    5   100     100     N/A        N/A


  370    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  371    5   100     100     N/A        N/A


  372    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  373    5   13      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  374    5   98      100     N/A        N/A


  375    5   100     100     N/A        N/A


  376    6   1       100     N/A        N/A


  377    6   100     100     N/A        N/A


  378    7   51      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  379    4   100     100     N/A        N/A


  380    5   100     100     N/A        N/A


  381    5   100     100     N/A        N/A


  382    5   100     100     100        100



  383    5   98      100     N/A        N/A


  384    5   100     100     N/A        N/A


  385    6   36      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  386    6   1       100     N/A        N/A


  387    5   100     100     N/A        N/A


  388    3   1       100     N/A        N/A


  389    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  390    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  391    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  392    3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  393    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  394    4            GSEP 2002 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  395    2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  396    3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  397    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  398    4            GSEP 2004 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  399    2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  400    3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  401    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  402    4            GSEP 2005 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  403    2      GOLDMAN SACHS 230 PARK INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  404    3         W2007 230 PARK, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  405    2      GOLDMAN SACHS 3, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  406    2      GOLDMAN SACHS 4, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  407    2      GOLDMAN SACHS 5, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  408    2      GOLDMAN SACHS ARGENTINA L.L.C.                                       Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  409    2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                          Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  410    2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                             Portfolio      Tokyo                JAPAN
                                                                                     Management
  411    3         GS JAPAN FIXED INCOME PLUS FUND                                   Open-End       Tokyo                JAPAN
                                                                                     Investment
                                                                                     Funds
  412    2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                 Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
  413    3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  414    3         ALPHA + MANAGERS: PORTFOLIO 7 LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  415    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER  L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  416    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  417    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  418    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  419    3         ALPHA+ MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  420    3         ALPHA+ MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  421    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  422    3         ALPHA+ MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,  L.L.C.             Investment                          STATES
                                                                                     Funds
  423    3         ALPHA+ MANAGERS: PORTFOLIO 6 LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  424    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  425    3         ALTRINSIC: NON-US EQUITY LLC                                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  426    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  427    3         ARTISAN: ALPHA+ (NON-US EQUITY) [SERIES], A SERIES OF GOLDMAN     Open-End       Wilmington     DE    UNITED
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.        Investment                          STATES
                                                                                     Funds
  428    3         BOSTON GLOBAL INVESTMENT TRUST - ENHANCED PORTFOLIO II            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  429    3         BOSTON GLOBAL INVESTMENT TRUST ENHANCED PORTFOLIO                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  430    3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN SACHS Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  431    3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  432    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE MASTER  Open-End       George Town          CAYMAN
                      L.P.                                                           Investment                          ISLANDS
                                                                                     Funds
  433    3         FAIRHOLME: ALPHA+ [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL      Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  434    3         GMS DISCOVERY FUND, LLC                                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  435    3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED        Other          Wilmington     DE    UNITED
                   ACCOUNT, LLC                                                      Financial                           STATES
                                                                                     Vehicles
  436    3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  437    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  438    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  439    4            GS CREDIT OPPORTUNITIES 2007, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  440    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  441    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  442    7                     GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  443    8                        GSMP V ONSHORE INTERNATIONAL, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  444    8                        GSMP V ONSHORE INVESTMENT FUND, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  445    8                        GSMP V ONSHORE S.a. r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  446    8                        GSMP V ONSHORE SENIOR S.A R.L.                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  447    8                        GSMP V ONSHORE US, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  448    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  449    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  450    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
  451    4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO EM COTAS DE  Open-End       Sao Paulo            BRAZIL
                      FUNDOS DE INVESTIMENTO EM ACOES                                Investment
                                                                                     Funds
  452    5               GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE INVESTIMENTO Open-End       Rio de               BRAZIL
                         EM ACOES                                                    Investment     Janeiro
                                                                                     Funds
  453    4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO MULTIMERCADO                         Investment
                                                                                     Funds
  454    5               GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO            Open-End       Rio de               BRAZIL
                         MULTIMERCADO                                                Investment     Janeiro
                                                                                     Funds
  455    4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO                                      Investment
                                                                                     Funds
  456    5               GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO       Open-End       Rio de               BRAZIL
                                                                                     Investment     Janeiro
                                                                                     Funds
  457    3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                          Portfolio      Tokyo                JAPAN
                                                                                     Management
  458    3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                    Portfolio      Chong Ro-Gu          KOREA,
                                                                                     Management                          SOUTH
  459    4            CREDIT HOLEINONE PP FI                                         Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  460    4            HANA FINANCIAL GROUP INC.                                      Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  461    4            HOLEINONE PP DERIV. 3                                          Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  462    3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  463    4            GOLDMAN SACHS BANK LOAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Dublin               IRELAND
                      INSTITUTIONAL FUNDS II PLC)                                    Investment
                                                                                     Funds
  464    5               ABS Loans 2007 Limited                                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  465    3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND       Open-End       Toronto        ON    CANADA
                                                                                     Investment
                                                                                     Funds
  466    3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS     Other          Wilmington     DE    UNITED
                   III, L.L.C.                                                       Financial                           STATES
                                                                                     Vehicles
  467    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES FUND      Other          George Town          CAYMAN
                      OFFSHORE III, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
  468    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES MASTER    Other          George Town          CAYMAN
                      FUND III, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  469    5               SIGMA RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
  470    3         GOLDMAN SACHS COMMODITIES FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  471    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  472    3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  473    4            GS MEZZANINE PARTNERS 2006, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  474    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  475    6                  GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  476    7                     GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  477    8                        GSMP 2006 ONSHORE INTERNATIONAL, LTD.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  478    9                           GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  479   10                              GSMP 2006 Onshore Holdings S.a r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  480    9                           SEVRES II S.A.R.L.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  481   10                              MEDIANNUAIRE HOLDING                         Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  482   11                                 MEDIANNUAIRE                              Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  483   12                                    PAGESJAUNES GROUPE                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  484    8                        GSMP 2006 ONSHORE US, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  485    9                           GSMP 2006 ONSHORE HOLDINGS US, LTD.             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  486    7                     GSMP 2006 ONSHORE S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  487    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  488    3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  489    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  490    3         GOLDMAN SACHS CORE EUROPE FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  392    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  393    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  394    4   100     100     N/A        N/A


  395    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  396    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  397    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  398    4   100     100     N/A        N/A


  399    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  401    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  402    4   100     100     N/A        N/A


  403    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  404    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  405    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  406    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  407    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  409    2   100     100     N/A        N/A





  410    2   1       100     N/A        N/A

  411    3   100     100     N/A        N/A


  412    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  413    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  414    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  415    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  416    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  417    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  418    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  420    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  421    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  422    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  424    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  425    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  426    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  427    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  428    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  429    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  430    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  431    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  432    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  433    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  434    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  435    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  437    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  438    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  439    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  440    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  441    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  442    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  443    8   100     100     N/A        N/A


  444    8   100     100     N/A        N/A


  445    8   100     100     N/A        N/A


  446    8   100     100     N/A        N/A


  447    8   100     100     N/A        N/A


  448    9   7       100     N/A        N/A





  449    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  450    3   99      100     N/A        N/A

  451    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  452    5   21      100     N/A        N/A


  453    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  454    5   42      100     N/A        N/A


  455    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  456    5   10      100     N/A        N/A


  457    3   99      100     N/A        N/A

  458    3   100     100     N/A        N/A

  459    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  460    4   1       10      N/A        N/A



  461    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  462    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  463    4   75      75      N/A        N/A


  464    5   100     100     N/A        N/A


  465    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  466    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  467    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  468    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  469    5   100     100     N/A        N/A


  470    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  471    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  472    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  474    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  475    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  476    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  477    8   100     100     N/A        N/A


  478    9   100     100     N/A        N/A


  479   10   100     100     N/A        N/A


  480    9   4       73      4          73


  481   10   29      29      N/A        N/A


  482   11   100     100     N/A        N/A


  483   12   54      54      N/A        N/A


  484    8   100     100     N/A        N/A


  485    9   100     100     N/A        N/A


  486    7   100     100     N/A        N/A


  487    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  488    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  489    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  490    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  491    3         GOLDMAN SACHS CORE GLOBAL FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  492    3         GOLDMAN SACHS CORE JAPAN FLEX FUND                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  493    3         GOLDMAN SACHS CORE US FLEX FUND                                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  494    3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  495    3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  496    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  497    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  498    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  499    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  500    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  501    3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 ADVISORS,   Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
  502    4            GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008          Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  503    3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  504    3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  505    3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  506    3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  507    3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR        Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  508    3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  509    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  510    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  511    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  512    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  513    3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR          Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  514    3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  515    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  516    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  517    3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  518    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  519    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  520    3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  521    3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR      Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  522    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  523    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  524    3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  525    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  526    3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                           Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
  527    4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  528    5               Goldman Sachs Access - Goldman Sachs                        Open-End       Wilmington     DE    UNITED
                         Investment Partners/Liberty Harbor, L.P.                    Investment                          STATES
                                                                                     Funds
  529    4            GOLDMAN SACHS ACCESS FUNDS GP, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  530    5               GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  531    4            GOLDMAN SACHS BH FUND ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  532    4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  533    5               GOLDMAN SACHS CLASSIC HOLDINGS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  534    4            GOLDMAN SACHS DEWORDE ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  535    4            GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  536    4            GOLDMAN SACHS DIRECT STRATEGIES FUND II, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  537    4            GOLDMAN SACHS DIRECT STRATEGIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  538    4            GOLDMAN SACHS DIRECT STRATEGIES FUNDAMENTAL FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  539    4            GOLDMAN SACHS DIRECT STRATEGIES PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  540    5               GOLDMAN SACHS GLOBAL ALPHA FUND PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  541    4            GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  542    4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR                         Open-End       George Town          CAYMAN
                      PORTFOLIO YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment                          ISLANDS
                                                                                     Funds
  543    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  544    4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  545    4            GOLDMAN SACHS EP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  546    4            GOLDMAN SACHS EP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  547    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  548    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  549    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  550    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  551    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  552    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  553    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  554    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  555    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  556    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  557    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  558    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  559    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  560    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  561    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  562    4            GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  563    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  564    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  565    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  566    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  567    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  568    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  569    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  570    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  571    4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  572    4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED INSTITUTIONAL  Open-End       George Town          CAYMAN
                      INVESTORS)                                                     Investment                          ISLANDS
                                                                                     Funds
  573    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF        Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  574    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  575    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST                 Open-End       George Town          CAYMAN
                      (FOR QUALIFIED INSTITUTIONAL INVESTORS)                        Investment                          ISLANDS
                                                                                     Funds
  576    4            GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF                 Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  577    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  578    4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF                      Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  579    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  580    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  581    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  582    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  583    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  584    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  585    4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  586    4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  587    4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  588    4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  589    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  491    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  492    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  493    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  495    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  496    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  497    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  498    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  499    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  500    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  501    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  502    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  503    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  504    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  505    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  506    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  507    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  508    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  509    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  510    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  511    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  512    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  513    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  514    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  515    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  516    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  517    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  518    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  519    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  520    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  521    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  523    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  524    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  525    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  526    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  527    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  528    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  529    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  530    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  531    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  532    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  533    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  534    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  535    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  536    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  537    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  538    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  539    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  540    5   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  541    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  542    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  543    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  544    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  545    4   100     100     N/A        N/A


  546    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  547    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  548    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  549    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  550    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  551    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  552    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  553    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  554    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  555    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  556    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  557    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  558    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  559    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  560    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  561    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  562    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  563    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  564    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  565    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  566    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  567    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  568    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  569    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  570    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  571    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  572    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  573    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  574    5   100     100     N/A        N/A


  575    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  576    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  577    5   19      57      N/A        N/A


  578    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  579    5   3       57      N/A        N/A


  580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  581    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  582    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  583    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  585    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  586    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  587    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  588    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  589    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  590    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  591    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  592    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL  STRATEGIES SPV LIMITED    Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  593    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  594    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  595    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  596    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  597    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  598    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  599    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  600    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC          Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  601    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV LIMITED  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  602    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  603    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  604    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  605    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  606    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  607    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC           Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  608    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  609    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  610    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  611    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  612    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  613    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  614    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  615    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  616    4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  617    4            GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  618    4            GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  619    4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  620    4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  621    4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  622    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  623    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  624    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  625    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  626    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  627    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)       Open-End       Wilmington     DE    UNITED
                      HOLDINGS, LLC                                                  Investment                          STATES
                                                                                     Funds
  628    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  629    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  630    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  631    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  632    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  633    4            GOLDMAN SACHS PRINCETON FUND, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  634    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  635    4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  636    4            GOLDMAN SACHS RP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  637    4            GOLDMAN SACHS RP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  638    4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  639    4            GOLDMAN SACHS SELECT FUND II, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  640    4            GOLDMAN SACHS SELECT FUND, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  641    4            GOLDMAN SACHS SHERWOOD FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  642    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  643    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  644    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  645    4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  646    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  647    4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  648    4            GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  649    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  650    4            GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LLC  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  651    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  652    4            GOLDMAN SACHS WEST STREET PARTNERS, LLC                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  653    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  654    4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  655    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  656    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  657    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  658    4            GS EH HOLDINGS, LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  659    4            Goldman Sachs Multi-Strategy Portfolio RT, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  660    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  661    4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  662    4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  663    4            TE ACLLP INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  664    4            TE ACLLP PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  665    4            TE CALEL INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  666    4            TE CALEL PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  667    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  668    4            TE HAYGROUND COVE PORTFOLIO, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  669    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  670    4            TE JENKINS PORTFOLIO, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  671    3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST              Open-End       George Town          CAYMAN
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)             Investment                          ISLANDS
                                                                                     Funds
  672    3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  673    4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  674    3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  675    3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  676    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  677    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE           Other          George Town          CAYMAN
                      FUND, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
  678    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  679    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  680    3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  681    4            GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  682    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  683    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  684    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  685    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  686    5               GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  687    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  688    3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)          Open-End       Dublin               IRELAND
                   (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)     Investment
                   (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)              Funds

  590    5   7       57      N/A        N/A


  591    5   5       34      N/A        N/A


  592    5   3       59      N/A        N/A


  593    5   22      83      N/A        N/A


  594    5   2       36      N/A        N/A


  595    5   23      23      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  596    5   2       57      N/A        N/A


  597    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  598    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  599    5   57      57      N/A        N/A


  600    5   35      35      N/A        N/A


  601    5   32      32      N/A        N/A


  602    5   61      83      N/A        N/A


  603    5   7       36      N/A        N/A


  604    5   85      85      N/A        N/A


  605    5   7       57      N/A        N/A


  606    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  607    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  608    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  609    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  610    5   50      57      N/A        N/A


  611    5   29      34      N/A        N/A


  612    5   28      59      N/A        N/A


  613    5   27      36      N/A        N/A


  614    5   26      57      N/A        N/A


  615    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  617    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  618    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  619    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  620    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  621    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  622    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  624    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  625    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  626    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  627    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  628    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  629    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  630    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  631    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  632    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  633    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  634    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  635    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  636    4   100     100     N/A        N/A


  637    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  638    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  639    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  640    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  641    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  642    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  643    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  644    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  645    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  646    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  647    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  648    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  649    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  650    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  651    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  652    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  653    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  654    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  656    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  657    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  658    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  660    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  661    4   100     100     N/A        N/A


  662    4   100     100     N/A        N/A


  663    4   100     100     N/A        N/A


  664    4   100     100     N/A        N/A


  665    4   100     100     N/A        N/A


  666    4   100     100     1          1


  667    4   100     100     N/A        N/A


  668    4   100     100     N/A        N/A


  669    4   100     100     N/A        N/A


  670    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  671    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  672    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  674    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  675    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  676    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  677    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  678    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  679    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  680    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  681    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  682    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  683    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  684    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  685    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  686    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  687    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  688    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  689    3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED      Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  690    3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  691    3         GS TACS ACTIVE CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  692    3         GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  693    3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  694    3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  695    3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  696    3         GS TACS OPTION-ADJUSTED ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  697    3         GSAM (GMS Cayman GP) Ltd.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  698    4            ACADIAN: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  699    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  700    4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  701    4            DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  702    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  703    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  704    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  705    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  706    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  707    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  708    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  709    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  710    5               EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      Open-End       George Town          CAYMAN
                         MASTER L.P.                                                 Investment                          ISLANDS
                                                                                     Funds
  711    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE         Open-End       George Town          CAYMAN
                      MASTER L.P.                                                    Investment                          ISLANDS
                                                                                     Funds
  712    4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  713    4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  714    4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  715    4            LATEEF: ALPHA + OFFSHORE MASTER L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  716    4            LATEEF: ALPHA+ OFFSHORE L.P.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  717    4            LSV: NON-US EQUITY OFFSHORE L.P.                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  718    4            NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  719    4            NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  720    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  721    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  722    5               NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  723    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  724    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  725    5               NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  726    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  727    4            PICTET: NON-US EQUITY OFFSHORE L.P.                            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  728    5               PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  729    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  730    4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  731    4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  732    4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  733    4            TRILOGY: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  734    4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  735    5               VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  736    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  737    4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  738    3         GSAM INDIA HOLDINGS LIMITED                                       Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  739    4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED         Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  740    4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED          Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  741    3         LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  742    3         LARGE CAP VALUE MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF       Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  743    3         LATEEF:  ALPHA+ LLC                                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  744    3         LIBERTY HARBOR I AGGREGATING FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  745    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  746    5               GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  747    5               LH (MAURITIUS) II LIMITED                                   Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  748    5               LH (MAURITIUS) LIMITED                                      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  749    3         LIBERTY HARBOR I GP, LLC                                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  750    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  751    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  752    5               LIBERTY HARBOR MASTER FUND I, L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  753    3         LIBERTY HARBOR I QP FUND, LLC                                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  754    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  755    3         LIBERTY HARBOR I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  756    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  757    3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  758    3         LSV: NON-US EQUITY LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  759    3         Liberty Harbor Distressed Credit Opportunities Advisors, LLC      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  760    4            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  761    4            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  762    5               LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE     Other          George Town          CAYMAN
                         HOLDINGS, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
  763    6                  LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  764    4            Liberty Harbor Distressed Credit Opportunities Fund, L.P.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  765    5               LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  766    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  767    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  768    3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  769    3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  770    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  771    3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  772    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  773    3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  774    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  775    3         PICTET: NON-US EQUITY LLC                                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  776    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  777    3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A                       Open-End       Wilmington     DE    UNITED
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                 Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  778    3         SPRUCEGROVE: NON-US EQUITY LLC                                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  779    3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1                        Open-End       Wilmington     DE    UNITED
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                Investment                          STATES
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.                             Funds
  780    3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF                      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  781    3         VONTOBEL: NON-US EQUITY LLC                                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  782    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  783    3         WILLIAM BLAIR: NON-US EQUITY LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  784    2      GOLDMAN SACHS BANK AG                                                Investment     Zurich               SWITZERLAND
                                                                                     Advice                              (OTHER)
  785    2      GOLDMAN SACHS BANK USA                                               Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
  786    3         CLERMONT NMTC MEMBER LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  787    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                   Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES

  689    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  690    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  691    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  692    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  693    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  694    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  695    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  696    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  697    3   100     100     N/A        N/A


  698    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  699    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  700    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  701    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  702    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  703    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  704    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  705    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  706    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  707    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  708    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  709    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  710    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  711    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  712    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  713    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  714    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  715    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  716    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  717    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  718    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  719    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  720    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  721    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  722    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  723    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  724    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  725    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  726    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  727    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  728    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  729    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  730    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  731    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  732    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  733    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  734    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  735    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  736    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  737    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  738    3   100     100     N/A        N/A


  739    4   99      100     N/A        N/A

  740    4   99      100     N/A        N/A



  741    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  742    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  743    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  744    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  746    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  747    5   100     100     N/A        N/A


  748    5   100     100     N/A        N/A


  749    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  750    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  751    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  752    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  753    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  754    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  755    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  756    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  757    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  758    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  759    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  760    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  761    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  762    5   100     100     N/A        N/A


  763    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  764    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  765    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  766    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  767    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  768    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  769    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  771    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  773    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  774    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  775    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  776    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  777    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  778    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  779    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  780    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  781    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  783    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  784    2   100     100     N/A        N/A

  785    2   100     100     N/A        N/A

  786    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  787    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  788    4            Bulls Capital Partners, LLC                                    Real Estate    WILMINGTON     DE    UNITED
                                                                                     Credit                              STATES
  789    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  790    4            GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  791    3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  792    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  793    3         GOLDMAN SACHS MORTGAGE COMPANY                                    Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  794    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  795    5               ARCHON CAPITAL (NON-POOLING), L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  796    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  797    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  798    4            GS MEZZCO GP, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  799    4            GS MEZZCO GP, L.L.C. II                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  800    5               ARCHON CAPITAL HOLDING, L.P. II                             Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  801    4            GSMC SPECIALTY LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  802    3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                           Offices of     New York       NY    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  803    4            GOLDMAN SACHS MORTGAGE COMPANY                                 Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  804    3         GS-BURNSIDE LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  805    3         GSCP (DEL) INC.                                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  806    4            GOLDMAN SACHS CREDIT PARTNERS L.P.                             Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  807    5               GS LOAN PARTNERS HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  808    6                  GS LOAN PARTNERS LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  809    5               GSFS INVESTMENTS IV, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  810    4            GSCP (DEL) LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  811    5               GOLDMAN SACHS CREDIT PARTNERS L.P.                          Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  812    3         GSMMDPGP, INC.                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  813    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  814    3         LITTON CONSUMER AND CORPORATE SERVICING, LLC                      Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  815    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  816    5               LLS COMMERCIAL SERVICING INC.                               Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  817    5               PROPERTY VIII LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Real Estate                         STATES
                                                                                     Agents and
                                                                                     Brokers
  818    3         LITTON MORTGAGE SERVICING, LLC                                    Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  819    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  820    3         UFB NMTC MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  821    3         WILLIAM STREET COMMITMENT CORPORATION                             All Other      Wilmington     DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  822    3         WILLIAM STREET CREDIT CORPORATION                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  823    3         WILLIAM STREET EQUITY LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  824    4            WILLIAM STREET FUNDING CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  825    3         WILLIAM STREET LLC                                                All Other      Salt Lake      UT    UNITED
                                                                                     Nondepository  City                 STATES
                                                                                     Credit
                                                                                     Intermediation
  826    2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  827    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  828    4            LVB ACQUISITION, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  829    5               BIOMET, INC.                                                Other          Indian         IN    UNITED
                                                                                     Financial      apolis               STATES
                                                                                     Vehicles
  830    2      GOLDMAN SACHS BMET INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  831    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  832    2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  833    2      GOLDMAN SACHS CANADA FINANCE CO.                                     Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  834    2      GOLDMAN SACHS CANADA FINANCE INC.                                    Offices of     Calgary        AB    CANADA
                                                                                     Other Holding
                                                                                     Companies
  835    3         GOLDMAN SACHS CANADA FINANCE CO.                                  Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  836    2      GOLDMAN SACHS CANADA INC.                                            Investment     Toronto        ON    CANADA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  837    3         GS GLOBAL FUNDING II, CO.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  838    4            GS GLOBAL FUNDING III, CO.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  839    5               GS GLOBAL FUNDING IV, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  840    2      GOLDMAN SACHS CAPITAL I                                              All Other      Newark         DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  841    2      GOLDMAN SACHS CAPITAL II                                             Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  842    2      GOLDMAN SACHS CAPITAL III                                            Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  843    2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  844    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  845    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  846    3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  847    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  848    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  849    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  850    3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  851    4            GOLDMAN SACHS 1, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  852    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  853    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  854    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  855    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  856    2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  857    2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  858    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  859    3         Goldman Sachs Developing Markets Real Estate Cooperatief U.A.     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  860    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  861    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS          Other          Amsterdam            NETHERLANDS
                      (US) B.V.                                                      Financial
                                                                                     Vehicles
  862    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  863    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  864    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC     Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
  865    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP   Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
  866    5               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       Other          George Town          CAYMAN
                         (US), L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
  867    6                  GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    Other          Amsterdam            NETHERLANDS
                            (US) COOPERATIEF U.A.                                    Financial
                                                                                     Vehicles
  868    7                     DMREF ADMIN CAYMAN                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  869    7                     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE          Other          Amsterdam            NETHERLANDS
                               PARTNERS (US) B.V.                                    Financial
                                                                                     Vehicles
  870    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Wilmington     DE    UNITED
                   PARTNERS PMD QP FUND, L.P.                                        Financial                           STATES
                                                                                     Vehicles
  871    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD ESC FUND OFFSHORE, LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
  872    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD QP FUND OFFSHORE, LTD.                                        Financial                           ISLANDS
                                                                                     Vehicles
  873    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (GERMANY) COOPERATIEF U.A.                                  Financial
                                                                                     Vehicles
  874    3         DMREF ADMIN CAYMAN                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  875    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (GERMANY) GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
  876    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (GERMANY), L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
  877    4            GOLDMAN SACHS DEVELOPING MARKETS REAL                          Other          Amsterdam            NETHERLANDS
                      ESTATE PARTNERS (GERMANY) COOPERATIEF U.A.                     Financial
                                                                                     Vehicles
  878    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (US) COOPERATIEF U.A.                                       Financial
                                                                                     Vehicles
  879    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (US) GP, LLC                                                Financial                           STATES
                                                                                     Vehicles
  880    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (US), L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
  881    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



  882    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Amsterdam            NETHERLANDS
                   SCA COOPERATIEF U.A.                                              Financial
                                                                                     Vehicles
  883    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  884    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Amsterdam            NETHERLANDS
                COOPERATIEF U.A.                                                     Financial
                                                                                     Vehicles
  885    2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  886    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles




  788    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  789    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  790    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  791    3   100     100     N/A        N/A


  792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  793    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  794    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  795    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  796    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  797    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
  798    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  799    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  800    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  801    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  802    3   100     100     N/A        N/A


  803    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  804    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  805    3   100     100     N/A        N/A


  806    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  807    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  808    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  809    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  810    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  811    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  812    3   100     100     N/A        N/A


  813    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  814    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  815    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.



  816    5   100     100     N/A        N/A




  817    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  818    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  819    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



  820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  821    3   100     100     N/A        N/A



  822    3   100     100     N/A        N/A


  823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  824    4   100     100     N/A        N/A


  825    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  827    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  828    4   97      97      N/A        N/A


  829    5   100     100     N/A        N/A


  830    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  832    2   99      100     N/A        N/A



  833    2   99      100     N/A        N/A


  834    2   100     100     N/A        N/A


  835    3   1       100     N/A        N/A


  836    2   100     100     N/A        N/A



  837    3   23      100     N/A        N/A


  838    4   100     100     N/A        N/A


  839    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  840    2   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  841    2   100     100     N/A        N/A


  842    2   100     100     N/A        N/A


  843    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  844    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  845    3   100     100     N/A        N/A


  846    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  847    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  848    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  849    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  850    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  851    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  852    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  853    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  854    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  855    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  856    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  857    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  858    2   100     100     N/A        N/A


  859    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  860    4   57      99      N/A        N/A


  861    4   46      75      N/A        N/A


  862    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  863    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  864    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  865    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  866    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  867    6   69      100     N/A        N/A


  868    7   36      99      N/A        N/A


  869    7   29      75      N/A        N/A


  870    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  871    3   100     100     N/A        N/A


  872    3   100     100     N/A        N/A


  873    2   29      99      N/A        N/A


  874    3   3       99      N/A        N/A


  875    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  876    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  877    4   70      99      N/A        N/A


  878    2   30      100     N/A        N/A


  879    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  880    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  881    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
  882    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  883    4   2       99      N/A        N/A


  884    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  885    2   100     100     N/A        N/A


  886    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-1 shares.

  887    2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  888    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  889    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  890    4            BUCK HOLDINGS L.P.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  891    2      GOLDMAN SACHS DGC INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  892    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  893    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  894    2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  895    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  896    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  897    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  898    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  899    3         UES OCNS HOLDINGS                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  900    4            OCNS CAYMAN GP                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  901    5               OCNS CAYMAN, L.P.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  902    2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  903    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                            Other          Wilmington     DE    UNITED
                EMPLOYEE FUNDS GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
  904    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
  905    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  906    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
  907    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
  908    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  909    2      GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                         Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  910    3         GARDA FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
  911    3         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS                      Securities     Sao Paulo            BRAZIL
                   E VALORES MOBILIARIOS S/A                                         Brokerage
  912    2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                          Open-End       St. Peter            GUERNSEY
                                                                                     Investment     Port
                                                                                     Funds
  913    2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE                        Other          George Town          CAYMAN
                HOLDINGS, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
  914    2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  915    2      GOLDMAN SACHS EDMC INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  916    3         EDUCATION MANAGEMENT CORPORATION                                  Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  917    2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND                    Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  918    2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND                     Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  919    2      GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  920    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  921    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  922    2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                               Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  923    3         GOLDMAN SACHS FINANCIAL MARKETS, L.P.                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  924    2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                                Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  925    2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND                      Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  926    2      GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  927    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION             Commodity      Halifax        NS    CANADA
                                                                                     Contracts
                                                                                     Dealing
  928    2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  929    3         ARROW CORPORATE MEMBER HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  930    3         CER HOLDINGS GP                                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  931    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  932    5               CER INVESTMENTS 1                                           Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  933    3         GOLDMAN SACHS (AO) L.L.C.                                         Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  934    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  935    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  936    4            BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  937    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  938    6                  GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED         Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  939    4            BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  940    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  941    4            BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  942    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  943    4            CORNWALL INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  944    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  945    4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  946    5               AKIMOTOKO (DELAWARE) L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  947    5               AQUAMARINE (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  948    5               AQUAMARINE B.V.                                             Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  949    5               EXPRESS INVESTMENTS II PRIVATE LTD.                         Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  950    5               EXPRESS INVESTMENTS III PRIVATE LTD.                        Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  951    5               KAGAWA (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  952    5               KATSUO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  953    5               KIRORO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  954    5               MATSU (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  955    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



  956    6                  RONG SHENG ASSET MANAGEMENT CO. LTD.                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  957    5               MERCER INVESTMENTS V PRIVATE LTD.                           Corporate,     Federal              MALAYSIA
                                                                                     Subsidiary,    Territory            (OTHER)
                                                                                     and Regional   of Labuan
                                                                                     Managing
                                                                                     Offices
  958    6                  BEIJING GOLDMAN SACHS CONSULTING CO., LTD.               Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  959    5               SHIKOTSUKO (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  960    5               TOWADAKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  961    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  962    5               DHONI CAYMAN GP LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  963    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  964    5               DHONI CAYMAN HOLDINGS LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  965    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  966    5               GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  967    5               GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  968    5               GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  969    5               GS HONY HOLDINGS I LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  970    5               GS HONY HOLDINGS II LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  971    5               GSPS ASIA LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  972    6                  ETHOS CAPITAL ONE SDN. BHD.                              Other          Kuala                MALAYSIA
                                                                                     Financial      Lumpur               (OTHER)
                                                                                     Vehicles
  973    6                  GREEN LOTUS LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  974    6                  GSPS DAI VIET LTD.                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  975    6                  NAM VIET LTD.                                            Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  976    5               TIGER STRATEGIC INVESTMENTS LTD                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  977    6                  JADE DRAGON (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  978    7                     GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  979    7                     GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  980    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  981    7                     GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  982    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  983    7                     ZAHEER HOLDINGS (MAURITIUS)                           Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  984    8                        ZAHEER MAURITIUS                                   Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  985    9                           SH Tech Park Developers Private Limited         Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles

  887    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  888    3   N/A     100     1          12


  889    3   1       28      N/A        N/A


  890    4   100     100     N/A        12


  891    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  892    3   N/A     100     1          12


  893    3   8       28      N/A        N/A


  894    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  895    3   5       36      N/A        N/A


  896    3   1       44      N/A        N/A


  897    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  898    3   1       99      N/A        N/A




  899    3   1       99      N/A        N/A


  900    4   61      70      N/A        N/A


  901    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  902    2   100     100     N/A        N/A


  903    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  904    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  905    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  906    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  907    3   100     100     N/A        N/A


  908    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  909    2   99      100     N/A        N/A



  910    3   100     100     N/A        N/A


  911    3   100     100     N/A        N/A

  912    2   100     100     N/A        N/A


  913    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  914    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  915    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  916    3   5       42      N/A        N/A


  917    2   100     100     N/A        N/A


  918    2   100     100     N/A        N/A


  919    2   100     100     N/A        N/A


  920    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  921    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  922    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  923    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  924    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  925    2   28      28      N/A        N/A


  926    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  927    3   100     100     N/A        N/A


  928    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  929    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  930    3   100     100     N/A        N/A


  931    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  932    5   100     100     N/A        N/A



  933    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  934    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  935    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  936    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  937    5   25      75      N/A        N/A



  938    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  939    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  940    5   25      75      N/A        N/A



  941    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  942    5   25      75      N/A        N/A



  943    4   100     100     N/A        N/A



  944    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  945    4   99      100     N/A        N/A


  946    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  947    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  948    5   64      100     N/A        N/A


  949    5   100     100     N/A        N/A


  950    5   100     100     N/A        N/A


  951    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  952    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  953    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  955    5   51      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  956    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  957    5   100     100     N/A        N/A




  958    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  959    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  961    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  962    5   100     100     N/A        N/A


  963    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  964    5   100     100     N/A        N/A


  965    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  966    5   100     100     N/A        N/A


  967    5   100     100     N/A        N/A


  968    5   100     100     N/A        N/A



  969    5   100     100     N/A        N/A


  970    5   100     100     N/A        N/A


  971    5   100     100     N/A        N/A


  972    6   6       6       N/A        N/A        The direct holder has Control
                                                   through other interest.

  973    6   100     100     N/A        N/A


  974    6   100     100     N/A        N/A


  975    6   100     100     N/A        N/A


  976    5   100     100     N/A        N/A


  977    6   100     100     N/A        N/A


  978    7   100     100     N/A        N/A


  979    7   100     100     N/A        N/A


  980    8   60      100     N/A        N/A



  981    7   100     100     N/A        N/A


  982    8   40      100     N/A        N/A



  983    7   98      98      N/A        N/A


  984    8   100     100     N/A        N/A


  985    9   35      35      N/A        N/A



  986    6                  MLT INVESTMENTS LTD.                                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  987    7                     ELEVATECH LIMITED                                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  988    7                     GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED             Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  989    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  990    8                        AGALIA CAPITAL LTD.                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  991    6                  PANDA INVESTMENTS LTD                                    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  992    7                     GOLDMAN SACHS STRATEGIC HOLDINGS LIMITED              Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  993    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED        Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  994    7                     GS STRATEGIC INVESTMENTS LIMITED                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  995    8                        M. PALLONJI ENTERPRISES PRIVATE LIMITED            Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  996    8                        PTC INDIA FINANCIAL SERVICES LIMITED               Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  997    9                           IND BARATH POWERGENCOM LTD                      Other          Chennai              INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  998    9                           IND-BARATH ENERGY (UTKAL) LTD.                  Other          Orissa               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  999    9                           INDIAN ENERGY EXCHANGE LIMITED                  Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1000    9                           PTC BERMACO GREEN ENERGY SYSTEMS LTD            Other          Maharashtra          INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1001    9                           RS INDIA WIND ENERGY PVT LTD                    Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1002    9                           VARAM BIO ENERGY PVT LTD                        Other          Hyderabad            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1003    5               TRIUMPH II INVESTMENTS (IRELAND) LIMITED                    Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1004    5               VANTAGE QUEST (MAURITIUS) LIMITED                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1005    5               VANTAGE STRIDE (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1006    6                  WWD RUBY LIMITED                                         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1007    4            GSAF HOLDINGS NOMINEE I LIMITED                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1008    4            GSAF HOLDINGS NOMINEE II LIMITED                               Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1009    4            KIRI (DELAWARE) L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1010    4            SHIGA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1011    3         GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                            Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1012    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1013    3         GOLDMAN SACHS (CHINA) L.L.C.                                      Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1014    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1015    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1016    3         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1017    4            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1018    3         GOLDMAN SACHS ARGENTINA L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1019    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
 1020    3         GOLDMAN SACHS ASSET MANAGEMENT, L.P.                              Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 1021    3         GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                      Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1022    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1023    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1024    3         GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                Corporate,     Col Lomas de         MEXICO
                                                                                     Subsidiary,    Chapultepec
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1025    4            GS SERVICIOS FINANCIEROS DE MEXICO,                            Securities     Mexico City          MEXICO
                      SOCIEDAD ANONIMA DE CAPITAL VARIABLE, SOCIEDAD                 Brokerage
                      FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
 1026    4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                       All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1027    3         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                        Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1028    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1029    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1030    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED             Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1031    5               CMC Markets PLC                                             Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1032    6                  CMC MARKETS UK HOLDINGS LIMITED                          Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1033    7                     CMC Group Limited                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1034    7                     CMC MARKETS UK PLC                                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1035    8                        CMC Markets US LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1036    7                     CMC Markets Binary Options Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1037    7                     CMC Nominees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1038    7                     CMC Spreadbet Plc                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1039    7                     CMC Trustees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1040    7                     Information Internet Limited                          Securities and London               UNITED
                                                                                     Commodity                           KINGDOM
                                                                                     Exchanges                           (OTHER)
 1041    6                  CMC Markets (Finance) Limited                            Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1042    6                  CMC Markets Overseas Holdings Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1043    7                     CMC Markets Asia Limited                              Other          Wan Chai             HONG KONG
                                                                                     Financial
                                                                                     Vehicles
 1044    7                     CMC Markets Canada Inc                                Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1045    7                     CMC Markets Development (pty) Limited                 Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1046    7                     CMC Markets Digital Options GmbH                      Other          Vienna               AUSTRIA
                                                                                     Financial
                                                                                     Vehicles
 1047    7                     CMC Markets Group Australia Pty Ltd.                  Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1048    8                        CMC MARKETS ASIA PACIFIC PTY LIMITED               Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1049    9                           CMC Markets Pty Ltd                             Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1050   10                              CMC International Financial Consulting       Miscellaneous  Dong Cheng           CHINA,
                                        (Beijing) Co., Ltd                           Intermediation District             PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
 1051    8                        CMC Markets Stockbroking Limited                   Securities     Sydney               AUSTRALIA
                                                                                     Brokerage
 1052    8                        CMC Markets Stockbroking Limited Nominees          Other          Sydney               AUSTRALIA
                                  (No.2 Account) Pty Limited                         Financial
                                                                                     Vehicles
 1053    8                        CMC Markets Stockbroking                           Other          Sydney               AUSTRALIA
                                  Limited Nominees Pty Limited                       Financial
                                                                                     Vehicles
 1054    7                     CMC Markets Japan KK                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1055    7                     CMC Markets NZ Limited                                Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1056    7                     CMC Markets Singapore Pte. Ltd                        Other          Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Vehicles
 1057    7                     CMC Markets South Africa (pty) Limited                Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1058    4            GSLM HOLDINGS II, LLC                                          Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1059    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1060    4            GSLM HOLDINGS, LLC                                             Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1061    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1062    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1063    4            GOLDMAN SACHS IRELAND GROUP LIMITED                            Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1064    5               GOLDMAN SACHS IRELAND HOLDINGS LIMITED                      Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1065    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
 1066    3         GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                        Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1067    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS                        Open-End       Dublin               IRELAND
                      EURO FUND, A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI            Investment
                      MANAGER FUNDS                                                  Funds
 1068    4            GOLDMAN SACHS TOTAL GTAA STRATEGY FUND (A                      Open-End       Dublin               IRELAND
                      SUBFUND OF GOLDMAN SACHS GLOBAL TACTICAL ASSET                 Investment
                      ALLOCATION FUNDS)                                              Funds
 1069    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1070    3         GOLDMAN SACHS SAUDI ARABIA                                        Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1071    3         GS ASIAN VENTURE (DELAWARE) L.L.C.                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1072    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1073    4            BEST II INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1074    5               TRIUMPH III INVESTMENTS (IRELAND) LIMITED                   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1075    5               TRIUMPH INVESTMENTS (IRELAND) LIMITED                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1076    4            BEST INVESTMENTS (DELAWARE) L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1077    4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1078    4            FILM ACQUISITION FINANCING LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1079    4            FORRES LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1080    5               FORRES INVESTMENTS LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1081    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1082    4            FRANKFURTER MOBILIEN LIMITED                                   Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
 1083    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LLC                                          Other Holding                       STATES
                                                                                     Companies
 1084    5               GOLDMAN SACHS ADMINISTRATION SERVICES                       Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS LP                                        Other Holding                       STATES
                                                                                     Companies

  986    6   100     100     N/A        N/A


  987    7   100     100     N/A        N/A


  988    7   100     100     N/A        N/A


  989    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  990    8   75      75      N/A        N/A


  991    6   100     100     N/A        N/A


  992    7   100     100     N/A        N/A


  993    7   100     100     N/A        N/A


  994    7   100     100     N/A        N/A


  995    8   39      39      N/A        N/A


  996    8   33      33      N/A        N/A


  997    9   26      26      N/A        N/A


  998    9   26      26      N/A        N/A


  999    9   26      26      N/A        N/A


 1000    9   26      26      N/A        N/A


 1001    9   37      37      N/A        N/A


 1002    9   26      26      N/A        N/A


 1003    5   100     100     N/A        N/A


 1004    5   100     100     N/A        N/A


 1005    5   100     100     N/A        N/A


 1006    6   100     100     N/A        N/A


 1007    4   100     100     N/A        N/A


 1008    4   100     100     N/A        N/A


 1009    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1010    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1011    3   3       100     N/A        N/A


 1012    3   1       100     N/A        N/A


 1013    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 1014    3   7       100     N/A        N/A


 1015    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1016    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1017    4   100     100     N/A        N/A



 1018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1019    3   1       100     N/A        N/A

 1020    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1021    3   1       100     N/A        N/A



 1022    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1023    3   1       100     N/A        N/A




 1024    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1025    4   1       100     N/A        N/A


 1026    4   1       100     1          100



 1027    3   1       100     N/A        N/A


 1028    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1029    4   99      99      N/A        N/A



 1030    4   100     100     N/A        N/A



 1031    5   9       9       N/A        N/A        The direct holder has Control
                                                   through other interest.

 1032    6   100     100     N/A        N/A


 1033    7   100     100     N/A        N/A


 1034    7   100     100     N/A        N/A


 1035    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1036    7   100     100     N/A        N/A


 1037    7   100     100     N/A        N/A


 1038    7   100     100     N/A        N/A


 1039    7   100     100     N/A        N/A


 1040    7   100     100     N/A        N/A


 1041    6   100     100     N/A        N/A


 1042    6   100     100     N/A        N/A


 1043    7   100     100     N/A        N/A


 1044    7   100     100     N/A        N/A


 1045    7   100     100     N/A        N/A


 1046    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1047    7   100     100     N/A        N/A


 1048    8   100     100     N/A        N/A


 1049    9   100     100     N/A        N/A


 1050   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1051    8   100     100     N/A        N/A

 1052    8   100     100     N/A        N/A


 1053    8   100     100     N/A        N/A


 1054    7   100     100     N/A        N/A


 1055    7   100     100     N/A        N/A


 1056    7   100     100     N/A        N/A


 1057    7   100     100     N/A        N/A


 1058    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1059    5   1       100     N/A        N/A



 1060    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1061    5   99      100     N/A        N/A



 1062    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1063    4   100     100     N/A        N/A


 1064    5   100     100     N/A        N/A


 1065    6   100     100     N/A        N/A

 1066    3   1       100     N/A        N/A


 1067    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1068    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1069    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 1070    3   1       100     N/A        N/A


 1071    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1072    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1073    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1074    5   100     100     N/A        N/A


 1075    5   100     100     N/A        N/A


 1076    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1077    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1078    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1079    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1080    5   100     100     N/A        N/A


 1081    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 1082    4   99      99      N/A        N/A


 1083    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1084    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 1085    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LP                                           Other Holding                       STATES
                                                                                     Companies
 1086    4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                      Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1087    5               GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1088    4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1089    5               GOLDMAN SACHS GLOBAL COMMODITIES                            Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS, LP                                       Other Holding                       STATES
                                                                                     Companies
 1090    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1091    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1092    4            GS CAPITAL FUNDING, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1093    5               GS CAPITAL FUNDING (UK) II LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1094    6                  GS CAPITAL FUNDING (CAYMAN) LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1095    4            GS DIVERSIFIED FINANCE III, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1096    5               GS DIVERSIFIED HOLDINGS II LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1097    4            GS DIVERSIFIED FINANCE V, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1098    4            GS DIVERSIFIED HOLDINGS II LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1099    4            GS GLOBAL FUNDING II, CO.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1100    4            GS LONGPORT INVESTMENT CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1101    4            GS STRATEGIC INVESTMENTS JAPAN LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1102    4            GS Wind Power I, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1103    4            GSFS (CAYMAN) 2002 A LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1104    4            JLQ LLC                                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1105    5               GK SPICA                                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1106    4            JTGLQ COMPANY                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1107    4            KEYAKIZAKA FINANCE CO., LTD.                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1108    4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1109    5               BAEKDU INVESTMENTS LIMITED                                  Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1110    4            LANSDALE INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1111    4            MHLQ, S. DE R.L. DE C.V.                                       Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1112    4            Morrigan TRR Funding LLC                                       Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1113    4            NAEBA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1114    4            NJLQ (IRELAND) LIMITED                                         Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1115    4            RESTAMOVE IRELAND LIMITED                                      Investment     Dublin               IRELAND
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1116    5               CSM CORPORATION                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
 1117    4            RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.        Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1118    4            SENNA INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1119    4            SHIMANE (DELAWARE) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1120    4            SHIZUOKA (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1121    4            SINGEL COOL ONE B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1122    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1123    6                  Archon Group Gestion                                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1124    6                  GESTION IMMOBILIERE HAUSSMANN                            Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1125    6                  WHITE GESTION SARL                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1126    4            SINGEL COOL TWO B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1127    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1128    4            STRATEGIC INVESTMENT JV LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1129    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



 1130    4            UNI OCNS HOLDINGS                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1131    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1132    4            GOLDMAN SACHS (MAURITIUS) L.L.C.                               Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1133    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
 1134    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1135    5               TALBOT INVESTMENTS LIMITED                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1136    4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                          Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1137    5               Goldman Sachs (India) Finance Private Limited               Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
 1138    4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED                Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1139    4            VANTAGE GROUND (MAURITIUS) LIMITED                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1140    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1141    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1142    4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO                       Offices of     George Town          CAYMAN
                      CAYMAN LTD.                                                    Other Holding                       ISLANDS
                                                                                     Companies
 1143    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1144    6                  GOLDMAN SACHS INVESTMENT PARTNERS                        Open-End       George Town          CAYMAN
                            AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                 Investment                          ISLANDS
                                                                                     Funds
 1145    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment                          STATES
                                                                                     Funds
 1146    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment                          STATES
                                                                                     Funds
 1147    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment                          STATES
                                                                                     Funds
 1148    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment                          STATES
                                                                                     Funds
 1149    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment                          STATES
                                                                                     Funds
 1150    6                  GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1151    7                     GOLDMAN SACHS GSIP FUND (IRELAND)                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1152    8                        GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)        Open-End       Dublin               IRELAND
                                  LIMITED                                            Investment
                                                                                     Funds
 1153    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Luxembourg           LUXEMBOURG
                               PARTNERS HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment
                                                                                     Funds
 1154    7                     GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1155    8                        GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1156    7                     SPRINGBOK SERVICES, INC.                              Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
 1157    4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1158    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1159    4            GOLDMAN SACHS MIDDLE EAST INVESTMENTS LIMITED                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1160    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1161    4            GS INVESTMENTS (CAYMAN) LTD.                                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1162    5               SOURCE HOLDINGS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1163    6                  Source Investment Management Limited                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1164    6                  Source UK Services Limited                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1165    4            GSEM BERMUDA HOLDINGS, L.P.                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1166    5               GS EQUITY MARKETS, L.P.                                     Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1167    3         GSEM BERMUDA HOLDINGS, L.P.                                       Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1168    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1169    4            GSPS BERMUDA CORPORATION LIMITED                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1170    3         J. ARON (CHINA) HOLDINGS L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1171    4            J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED            Commodity      Shanghai             CHINA,
                                                                                     Contracts                           PEOPLES
                                                                                     Dealing                             REPUBLIC
                                                                                                                         OF
 1172    3         LS UNIT TRUST 2009-I                                              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1173    3         MEP GS INVESTOR (GP) LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1174    4            MEP GS INVESTOR L.P.                                           Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1175    5               MERCHANT EQUITY PARTNERS, L.P.                              Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1176    3         MLQ, L.L.C.                                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1177    4            CMLQ INVESTORS COMPANY                                         Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1178    4            ELQ HOLDINGS (DEL) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1179    4            MEP GS INVESTOR (CAYCO) LIMITED                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1180    5               MEP GS INVESTOR L.P.                                        Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1181    4            MLQ INVESTORS, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1182    5               AQUAMARINE CAYMAN HOLDINGS LLC                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1183    5               AR HOLDINGS (DELAWARE) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1085    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1086    4   100     100     N/A        N/A


 1087    5   100     100     N/A        N/A


 1088    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1089    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1090    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1091    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1092    4   100     100     N/A        N/A


 1093    5   100     100     N/A        N/A


 1094    6   100     100     N/A        N/A


 1095    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1096    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1097    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1098    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1099    4   76      100     N/A        N/A


 1100    4   100     100     N/A        N/A


 1101    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1102    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1103    4   100     100     N/A        N/A


 1104    4   100     100     N/A        N/A


 1105    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1106    4   100     100     N/A        N/A


 1107    4   100     100     N/A        N/A


 1108    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1109    5   100     100     N/A        N/A


 1110    4   100     100     N/A        N/A



 1111    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1112    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1113    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1114    4   100     100     N/A        N/A


 1115    4   100     100     N/A        N/A



 1116    5   74      74      N/A        N/A


 1117    4   99      100     N/A        N/A



 1118    4   100     100     N/A        N/A


 1119    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1120    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1121    4   100     100     N/A        N/A


 1122    5   99      100     N/A        N/A


 1123    6   100     100     N/A        N/A


 1124    6   100     100     N/A        N/A


 1125    6   100     100     N/A        N/A


 1126    4   100     100     N/A        N/A


 1127    5   1       100     N/A        N/A


 1128    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1129    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C Shares.
 1130    4   100     100     N/A        N/A


 1131    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1132    4   100     100     N/A        N/A


 1133    5   99      100     N/A        N/A



 1134    5   98      100     99         99




 1135    5   100     100     N/A        N/A



 1136    4   100     100     N/A        N/A


 1137    5   99      100     100        100


 1138    4   100     100     N/A        N/A



 1139    4   100     100     N/A        N/A


 1140    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1141    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1142    4   100     100     N/A        N/A


 1143    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1144    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1145    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1146    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1147    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1148    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1149    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1150    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1151    7   100     100     N/A        N/A


 1152    8   100     100     N/A        N/A


 1153    7   100     100     N/A        N/A


 1154    7   100     100     N/A        N/A


 1155    8   100     100     N/A        N/A


 1156    7   100     100     N/A        N/A




 1157    4   100     100     N/A        N/A


 1158    5   99      100     N/A        N/A


 1159    4   100     100     N/A        N/A


 1160    4   1       100     N/A        N/A


 1161    4   100     100     N/A        N/A



 1162    5   40      40      N/A        N/A


 1163    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1164    6   100     100     N/A        N/A


 1165    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1166    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1167    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1168    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1169    4   100     100     N/A        N/A


 1170    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1171    4   100     100     N/A        N/A



 1172    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1173    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1174    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1175    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1177    4   1       100     N/A        N/A


 1178    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1179    4   100     100     N/A        N/A


 1180    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1182    5   100     100     N/A        N/A


 1183    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1184    6                  AR HOLDINGS GK                                           Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1185    7                     GK ARISUGAWA FINANCE                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1186    7                     GK GOLDMAN SACHS SSG I                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1187    7                     GK JUPITER INVESTMENT II                              Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1188    7                     GK JUPITER INVESTMENT III                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1189    7                     GK KOGANE                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1190    7                     GK NISHI-AZABU SHINYO HOSHOU                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1191    7                     GK SAKURAZAKA CAPITAL                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1192    7                     GK TSUBAKI                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1193    8                        GK TOYOSU KOUSAN                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1194    7                     JUPITER INVESTMENT CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1195    8                        AZABU CAPITAL HOLDING, CO., LTD.                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1196    8                        GK BLUE SQUARE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1197    8                        GK GEKKO                                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1198    8                        I PET CO., LTD                                     Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1199    9                           I PET CLUB KENKO SOKUSHIN KYOSAI JIGYO          Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1200    7                     SH ERF HOLDINGS                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1201    7                     YK HOLDINGS CO., LTD.                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1202    6                  GK YAMAMOTO KAIUN HOLDINGS                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1203    7                     MAY FLOWER MARITIME S.A.                              Commercial     Panama City          PANAMA
                                                                                     air, rail, and
                                                                                     water
                                                                                     transportation
                                                                                     equipment
                                                                                     rental and
                                                                                     leasing
 1204    7                     YAMAMOTO KAIUN CO., LTD.                              Other          Kure-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1205    5               ARAKAWA HOLDING CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1206    5               BLUE SKY FUND CAYMAN LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1207    5               CITRINE CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1208    5               DOTONBORI KAIHATSU CAYMAN CO., LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1209    5               ENDEAVOR CAYMAN LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1210    5               FOREST GREEN LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1211    5               GK CRYSTAL INVESTMENT                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1212    5               GK KOGANE                                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1213    5               GK SAKURAZAKA CAPITAL                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1214    5               GK YAMAMOTO KAIUN HOLDINGS                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1215    5               GOLDMAN SACHS PSI JAPAN CO., LTD.                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1216    5               GOLDMAN SACHS REALTY JAPAN LTD.                             Offices of     Tokyo                JAPAN
                                                                                     Other Holding
                                                                                     Companies
 1217    6                  BLUE DAISY CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1218    6                  C.H. WHITE FLOWER                                        Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1219    7                     GK FRANGIPANI                                         Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1220    6                  DANDELION INVESTMENTS CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1221    6                  GAC PERSONAL CO., LTD.                                   All Other      Tokyo                JAPAN
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1222    7                     HYOGO WIDE SERVICE CO., LTD.                          Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1223    7                     MIDORI DATA CO., LTD.                                 Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1224    7                     WAKABA HOKEN DAIKO CO., LTD.                          Insurance      Kobe-shi             JAPAN
                                                                                     Agencies and
                                                                                     Brokerages
 1225    6                  GK ARISUGAWA FINANCE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1226    6                  GK CRYSTAL INVESTMENT                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1227    6                  GLOBE INVESTMENT CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1228    6                  GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.              Miscellaneous  Tokyo                JAPAN
                                                                                     Intermediation
 1229    7                     ROPPONGI DOMAIN LLC                                   Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1230    6                  LEAF GREEN CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1231    6                  MERCHANT CAPITAL CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1232    6                  MERCHANT SUPPORT CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1233    6                  MINATO HOLDINGS C.H.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1234    7                     GREEN MOUNTAIN ONE CO., LTD                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1235    6                  NEPHRITE EQUITY CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1236    6                  PALMWOOD CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1237    6                  REAL ESTATE CREATION FUND CO., LTD.                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1238    6                  REC INVESTMENTS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1239    6                  SAKURAZAKA KAIHATSU CO., LTD.                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1240    6                  WHITE OCEAN CO., LTD.                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1241    5               GREEN RIVER CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1242    5               GS GFKL INVESTOR LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1243    5               GS PIA HOLDINGS GK                                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1244    6                  CRANE HOLDINGS LTD.                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1245    7                     SG INVESTMENTS KK                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1246    6                  GS TK HOLDINGS I GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1247    6                  GS TK HOLDINGS V GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1248    6                  OCEANS HOLDINGS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1249    7                     SANYO ELECTRIC CO., LTD.                              Other          Osaka                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1250    6                  SG KIKAKU KK                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1251    5               HEAVENLY LTD.                                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1252    6                  UNIVERSAL REALTY CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1253    5               JUPITER INVESTMENT CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1254    5               K.K. MINATO SAIKEN KAISHU                                   Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1255    5               KAIHIN CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1256    5               KANAGAWA HOLDING CAYMAN CO., LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1257    5               KEISEN KAIHATSU CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1258    5               KINMIRAI CAYMAN CO., LTD                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1259    5               KITANOMARU CAYMAN CO., LTD.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1260    5               KUROBE CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1261    5               LINDEN WOOD IIS LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1262    6                  CMA CO., LTD.                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1263    5               LINDEN WOOD, LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1264    5               LUIGI CAYMAN CO., LTD.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1265    5               MDL SEVEN (CAYMAN) HOLDINGS LLC                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1266    6                  MDL SEVEN (CAYMAN) LLC                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1267    5               MDL SIX (CAYMAN) HOLDINGS LLC                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1268    6                  MDL SIX (CAYMAN) LLC                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1269    5               MUSASHI CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1270    5               MUSASHINO CAYMAN CO., LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1271    5               PIA HOLDINGS CAYMAN                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1272    6                  GS PIA HOLDINGS GK                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1273    5               RUBY REALTY CAYMAN LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1274    5               SAYAMA CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1275    5               SHINING PARTNERS LTD.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1276    5               SHIOHAMA CAYMAN CO., LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1277    5               SOLAR WIND LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1278    5               SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1279    6                  ISEZAKI KAIHATSU CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1280    6                  SPORTS SHINKO FINANCE CO., LTD.                          All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1281    5               SP CAYMAN 2 LTD.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1282    5               TAIYO KAIHATSU CAYMAN CO., LTD.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 1184    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 1185    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1186    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1188    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1189    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1190    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1191    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1192    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1193    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1194    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1195    8   100     100     N/A        N/A


 1196    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1197    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1198    8   83      83      N/A        N/A





 1199    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




 1200    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1201    7   100     100     N/A        N/A


 1202    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1203    7   100     100     N/A        N/A






 1204    7   100     100     N/A        N/A


 1205    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1206    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1207    5   100     100     N/A        N/A


 1208    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1209    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1210    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1211    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1212    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1213    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1214    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1215    5   100     100     N/A        N/A


 1216    5   100     100     N/A        N/A


 1217    6   100     100     N/A        N/A


 1218    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1219    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1220    6   100     100     N/A        N/A


 1221    6   100     100     N/A        N/A



 1222    7   100     100     N/A        N/A


 1223    7   100     100     N/A        N/A


 1224    7   100     100     N/A        N/A


 1225    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1226    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1227    6   100     100     N/A        N/A


 1228    6   100     100     N/A        N/A

 1229    7   100     100     N/A        N/A




 1230    6   100     100     N/A        N/A


 1231    6   100     100     N/A        N/A



 1232    6   100     100     N/A        N/A



 1233    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1234    7   100     100     N/A        N/A


 1235    6   100     100     N/A        N/A


 1236    6   100     100     N/A        N/A


 1237    6   100     100     N/A        N/A


 1238    6   100     100     N/A        N/A


 1239    6   100     100     N/A        N/A


 1240    6   100     100     N/A        N/A


 1241    5   50      50      N/A        N/A


 1242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1243    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1244    6   100     100     N/A        N/A


 1245    7   61      61      N/A        N/A


 1246    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1247    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1248    6   100     100     N/A        N/A


 1249    7   49      49      36         36


 1250    6   100     100     N/A        N/A


 1251    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1252    6   100     100     N/A        N/A


 1253    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1254    5   100     100     N/A        N/A




 1255    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1256    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1257    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1258    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1259    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1260    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1261    5   100     100     N/A        N/A


 1262    6   100     100     N/A        N/A


 1263    5   100     100     N/A        N/A


 1264    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1265    5   100     100     N/A        N/A


 1266    6   100     100     N/A        N/A


 1267    5   100     100     N/A        N/A


 1268    6   100     100     N/A        N/A


 1269    5   100     100     N/A        N/A


 1270    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1271    5   100     100     N/A        N/A


 1272    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1273    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1274    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1275    5   100     100     N/A        N/A


 1276    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1277    5   100     100     N/A        N/A


 1278    5   100     100     N/A        N/A


 1279    6   100     100     N/A        N/A


 1280    6   100     100     N/A        N/A



 1281    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1282    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control


 1283    5               TAKAHAMA KAIHATSU CAYMAN CO., LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1284    5               UMEDA KAIHATSU CAYMAN                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1285    4            MTGLQ INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1286    5               AMARANTH HOLDING, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1287    6                  AMARANTH LAND, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1288    5               AMC REO LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1289    5               ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1290    5               CASE G, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1291    5               CDMC HOLDING COMPANY GEN-PAR, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1292    6                  CDMC, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1293    7                     DEMAC FINANCIAL SERVICES, s.r.o.                      Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1294    5               CDMC, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1295    5               CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1296    6                  CDV-1 HOLDING COMPANY, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1297    7                     CDV-1, LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1298    8                        CRE-1 a.s.                                         Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1299    8                        JGG CAPITAL s.r.o.                                 Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1300    5               CDV-1 HOLDING COMPANY, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1301    5               CENTERLINE HOUSING PARTNERSHIP XI LP                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1302    5               CMLQ INVESTORS COMPANY                                      Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1303    5               DADELAND RETAIL LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1304    5               DECO PROPERTY, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1305    5               ELQ INVESTORS, LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1306    6                  CDV-2, LTD.                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1307    7                     QAF ASSETS s.r.o.                                     Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1308    6                  CONRAD P4 LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1309    6                  G.S.Q SPV (1) LIMITED                                    Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1310    6                  GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD               Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1311    6                  GS EUROPEAN OPPORTUNITIES FUND B.V.                      Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1312    7                     BLOSSOM HOLDING III BV                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1313    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1314    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1315    7                     MATTERHORN ACQUISITIONS LTD.                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1316    7                     PMF-2, LTD                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1317    6                  GS EUROPEAN OPPORTUNITIES FUND II GP LTD                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1318    7                     GS EUROPEAN OPPORTUNITIES FUND II L.P.                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1319    8                        GS EUROPEAN INVESTMENT GROUP II LTD                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1320    8                        POSEIDON ACQUISITIONS LTD                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1321    9                           POSEIDON IMMOBILIEN GMBH                        Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1322    7                     KRETA ACQUISITIONS LTD                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1323    8                        KRETA IMMOBILIEN GMBH                              Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1324    7                     KYPRIS ACQUISITIONS LTD.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1325    8                        KYPRIS IMMOBILIEN GMBH                             Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1326    7                     SANA ACQUISITIONS LTD                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1327    6                  GS EUROPEAN OPPORTUNITIES FUND II L.P.                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1328    6                  GS EUROPEAN OPPORTUNITIES FUND III LTD.                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1329    7                     GS EUROPEAN INVESTMENT GROUP III LTD.                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1330    6                  KILLINGHOLME POWER                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1331    6                  MB ACQUISITIONS B.V.                                     Other          Baarn                NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1332    7                     MB CAPITAL GMBH                                       Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1333    6                  MONT BLANC ACQUISITIONS LTD                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1334    7                     KILLINGHOLME POWER                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1335    6                  NEG (TPL) LIMITED                                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1336    6                  PERCIER FINANCE SAS                                      Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1337    6                  PMF-1, LTD                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1338    6                  SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                 Other          Limassol             CYPRUS
                                                                                        Financial
                                                                                     Vehicles
 1339    7                     CROMAN INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1340    7                     RINANI INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1341    7                     SCC ASSETS MANAGEMENT                                 Other          Moscow               RUSSIA
                                                                                     Financial
                                                                                     Vehicles
 1342    6                  SOUTH WALES TPL INVESTMENTS LIMITED                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1343    6                  TELE SPV LIMITED                                         Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1344    6                  THO B.V.                                                 Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1345    6                  WESTERN POWER INVESTMENTS LIMITED                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1346    6                  YORAM LIMITED                                            Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1347    6                  YPSILON PORTFOLIO LTD                                    Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1348    5               EMBARGO, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1349    5               FAIRWAY RESOURCES GP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1350    6                  FAIRWAY RESOURCES PARTNERS, LP                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1351    7                     FAIRWAY RESOURCES OPERATING, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1352    5               FAIRWAY RESOURCES PARTNERS, LP                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1353    5               GCN HOLDING LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1354    6                  GCN HOLDING (CANADA) ULC                                 Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1355    5               GOLDMAN SACHS LENDING PARTNERS LLC                          Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 1356    6                  DAC HOLDINGS I, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1357    7                     DAC HOLDINGS VII, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1358    8                        FARRAGUT INVESTMENTS UK 1  LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1359    9                           FARRAGUT INVESTMENTS UK 2 LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1360    9                           POWER BIRD LIMITED PARTNERSHIP                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1361    7                     DAC HOLDINGS VIII, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1362    8                        POWER BIRD LIMITED PARTNERSHIP                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1363    6                  NCS I LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1364    7                     NCS Holding Company, Inc.                             Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1365    8                        ACFI Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1366    8                        ACLC Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1367    8                        Amresco Commercial Finance, LLC                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1368    8                        Amresco SBA Holdings, Inc.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1369    9                           40 Maplecrest Road, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1370    9                           Independence Funding Holding Company, LLC       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1371    8                        CLC Funding Corp.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1372    8                        NCS Securities Holding Corp.                       Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1373    6                  PNW, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1374    6                  PRALQ, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1375    6                  REP PEB REALTY, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1376    5               GS EUROPEAN OPPORTUNITIES FUND B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1377    5               GS EUROPEAN OPPORTUNITIES FUND GP, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1378    6                  GS EUROPEAN OPPORTUNITIES FUND L.P.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1379    5               GS EUROPEAN OPPORTUNITIES FUND L.P.                         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1380    5               GS GUERNSEY INVESTMENTS LIMITED                             Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1381    5               GS MACRO INVESTMENTS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1283    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1284    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1285    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1286    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1287    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 1288    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1289    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1290    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1291    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1292    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1293    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1295    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1296    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1297    7   100     100     100        100


 1298    8   100     100     N/A        N/A


 1299    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1302    5   99      100     N/A        N/A


 1303    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1304    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1305    5   100     100     100        100


 1306    6   100     100     N/A        N/A


 1307    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1308    6   100     100     N/A        N/A


 1309    6   100     100     N/A        N/A


 1310    6   100     100     N/A        N/A



 1311    6   75      75      N/A        N/A


 1312    7   100     100     N/A        N/A


 1313    7   100     100     N/A        N/A


 1314    7   100     100     N/A        N/A


 1315    7   100     100     N/A        N/A


 1316    7   100     100     N/A        N/A


 1317    6   100     100     N/A        N/A


 1318    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1319    8   100     100     N/A        N/A


 1320    8   100     100     N/A        N/A


 1321    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1322    7   100     100     N/A        N/A


 1323    8   100     100     N/A        N/A


 1324    7   100     100     N/A        N/A


 1325    8   100     100     N/A        N/A


 1326    7   100     100     N/A        N/A


 1327    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1328    6   100     100     N/A        N/A


 1329    7   100     100     N/A        N/A


 1330    6   99      99      100        100


 1331    6   100     100     N/A        N/A


 1332    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 1333    6   100     100     N/A        N/A


 1334    7   1       99      N/A        N/A


 1335    6   100     100     N/A        N/A


 1336    6   90      90      N/A        N/A


 1337    6   100     100     N/A        N/A


 1338    6   45      45      N/A        N/A


 1339    7   100     100     N/A        N/A


 1340    7   100     100     N/A        N/A


 1341    7   100     100     N/A        N/A


 1342    6   100     100     N/A        N/A


 1343    6   100     100     N/A        N/A


 1344    6   100     100     N/A        N/A


 1345    6   100     100     N/A        N/A


 1346    6   100     100     N/A        N/A


 1347    6   100     100     100        100


 1348    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1349    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1350    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1351    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1352    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1353    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1354    6   100     100     N/A        N/A


 1355    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1356    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1357    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1358    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1359    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1360    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1361    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1362    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1363    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1364    7   100     100     N/A        N/A


 1365    8   100     100     N/A        N/A


 1366    8   100     100     N/A        N/A


 1367    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1368    8   100     100     N/A        N/A


 1369    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1370    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1371    8   100     100     N/A        N/A


 1372    8   100     100     N/A        N/A


 1373    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1374    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1375    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1376    5   1       75      N/A        N/A


 1377    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1378    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1379    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1380    5   99      99      N/A        N/A


 1381    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1382    6                  GS MACRO INVESTMENTS II, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1383    6                  GS MACRO INVESTMENTS III, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1384    6                  GS MACRO INVESTMENTS IV, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1385    6                  GS MACRO INVESTMENTS V, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1386    5               MLQ-MLL, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1387    5               MTGRP, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1388    5               POWER RECEIVABLE FINANCE, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1389    5               PRESIDIO, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1390    5               PRNP, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1391    5               REMARK CAPITAL GROUP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1392    5               REP MCR REALTY, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1393    5               RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.     Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1394    5               RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS FINANCEIROS Other          Curitiba             BRAZIL
                                                                                     Financial
                                                                                     Vehicles
 1395    5               SCLQ, S. DE R.L. DE C.V.                                    Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1396    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
 1397    5               SPARTA INSURANCE HOLDINGS, INC.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1398    6                  SPARTA Insurance Company                                 Direct         Hartford       CT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 1399    5               SPF ONE IL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1400    3         ROTHESAY LIFE, L.L.C.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1401    4            ROTHESAY LIFE (CAYMAN) LIMITED                                 Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1402    5               ROTHESAY LIFE LIMITED                                       Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
 1403    3         SPA UNIT TRUST 2009-I                                             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1404    3         SPA UNIT TRUST 2009-II                                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1405    2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                              All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1406    2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1407    2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                   Corporate,     Col                  MEXICO
                                                                                     Subsidiary,    Lomas de
                                                                                     and Regional   Chapultepec
                                                                                     Managing
                                                                                     Offices
 1408    2      GOLDMAN SACHS HEADQUARTERS LLC                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1409    2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                              Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 1410    2      GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE                           Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1411    3         GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL                          Open-End       Rio de               BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO                                Investment     Janeiro
                                                                                     Funds
 1412    2      GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE                             Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1413    3         GOLDMAN SACHS MASTER HEDGE FUNDO DE                               Open-End       Rio de               BRAZIL
                   INVESTIMENTO MULTIMERCADO                                         Investment     Janeiro
                                                                                     Funds
 1414    2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL                        Offices of     New York       NY    UNITED
                CORPORATION                                                          Other Holding                       STATES
                                                                                     Companies
 1415    3         GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                     Other          New York       NY    UNITED
                   COMPANY                                                           Financial                           STATES
                                                                                     Vehicles
 1416    2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                        Other          New York       NY    UNITED
                COMPANY                                                              Financial                           STATES
                                                                                     Vehicles
 1417    2      GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE                              Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                   Investment     Janeiro
                ACOES                                                                Funds
 1418    3         GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO                       Open-End       Rio de               BRAZIL
                   DE INVESTIMENTO EM ACOES                                          Investment     Janeiro
                                                                                     Funds
 1419    2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1420    2      GOLDMAN SACHS INVESTMENTS LTD.                                       Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1421    3         SHIGAKOGEN (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1422    2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1423    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1424    2      GOLDMAN SACHS ISRAEL LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1425    2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                                 Portfolio      Dublin               IRELAND
                                                                                     Management
 1426    2      GOLDMAN SACHS JBWERE GROUP HOLDINGS PTY LTD                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1427    3         501 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1428    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1429    3         502 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1430    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1431    3         AXM Pty Ltd                                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1432    3         CATUMNAL HOLDINGS PTY LTD                                         Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1433    3         CATUMNAL NOMINEES PTY LTD                                         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1434    3         Chartres Trading Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1435    3         GOLDMAN SACHS JBWERE (CARRIED INTEREST) PTY LTD                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1436    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE  FUND 2               Open-End       Sydney               AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1437    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE                       Open-End       Sydney               AUSTRALIA
                   FUND 2 - ACCESS FUND                                              Investment
                                                                                     Funds
 1438    4            GOLDMAN SACHS JBWERE AUSTRALASIAN                              Open-End       Sydney               AUSTRALIA
                      MEZZANINE FUND 2                                               Investment
                                                                                     Funds
 1439    3         GOLDMAN SACHS JBWERE AUSTRALIA HOLDINGS PTY                       Offices of     Melbourne            AUSTRALIA
                   LIMITED                                                           Other Holding
                                                                                     Companies
 1440    4            GOLDMAN SACHS AUSTRALIA PTY LIMITED                            Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1441    5               GOLDMAN SACHS JBWERE AUSTRALIA NOMINEES PTY LIMITED         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1442    3         GOLDMAN SACHS JBWERE FINANCIAL MARKETS PTY LTD                    Commodity      Melbourne            AUSTRALIA
                                                                                     Contracts
                                                                                     Dealing
 1443    3         GOLDMAN SACHS JBWERE INC.                                         Securities     New York       NY    UNITED
                                                                                     Brokerage                           STATES
 1444    3         GOLDMAN SACHS JBWERE PIA (MANAGEMENT) PTY LTD                     Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1445    3         GOLDMAN SACHS JBWERE PTY LTD                                      Securities     Melbourne            AUSTRALIA
                                                                                     Brokerage
 1446    4            AMBYNE NOMINEES PTY LTD                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1447    5               201 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1448    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1449    5               202 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1450    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1451    4            Darling Nominees Pty Ltd                                       Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1452    4            FREMANTLE NOMINEES PTY LTD                                     Trust,         Perth                AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1453    4            GOLDMAN SACHS JBWERE FUTURES PTY LTD                           Securities and Melbourne            AUSTRALIA
                                                                                     Commodity
                                                                                     Exchanges
 1454    4            GOLDMAN SACHS JBWERE NOMINEES PTY LTD                          Miscellaneous  Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1455    4            Hedonwick Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1456    4            JBW Melbourne Nominees Pty Ltd                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1457    4            JBW SYDNEY NOMINEES PTY. LIMITED                               Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1458    4            Medonola Nominees Pty Ltd                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1459    4            Melton Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1460    4            Moreton Nominees Pty Ltd                                       Trust,         Brisbane             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1461    4            PERRODON NOMINEES PTY LTD                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1462    4            TORRENS NOMINEES PTY LTD                                       Trust,         Adelaide             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1463    4            WEREFUND PROPRIETARY LIMITED                                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1464    5               GOLDMAN SACHS JBWERE SERVICES PTY LTD                       Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1465    6                  Goldman Sachs JBWere (UK) Limited                        Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
 1466    4            WERESYD PTY LTD                                                Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1467    4            WINSTONOLA NOMINEES PTY LTD                                    Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1468    3         GOLDMAN SACHS JBWERE SERVICES PTY LTD                             Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1469    3         Grancill Pty Ltd                                                  Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1470    3         High Income Investments Pty Ltd                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1471    3         INVIA ENTERPRISES PTY LTD                                         Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1472    4            CATUMNAL HOLDINGS PTY LTD                                      Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1473    4            GOLDMAN SACHS JBWERE SERVICES PTY LTD                          Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1474    3         IRREWARRA INVESTMENTS PTY LTD                                     Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1475    3         JBWERE INTERNATIONAL PTY LTD                                      Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1476    4            GOLDMAN SACHS JBWERE (NZ) HOLDINGS LIMITED                     Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1477    5               GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED                Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1478    6                  DEVELOPMENT SECURITIES LIMITED                           Investment     Auckland             NEW
                                                                                     Banking and                         ZEALAND
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1479    6                  GOLDMAN SACHS JBWERE (NZ) LIMITED                        Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1480    7                     EQUITY NOMINEES LIMITED                               Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities

 1382    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1383    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1384    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1385    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1386    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1387    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1388    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1389    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1390    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1391    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1392    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1393    5   1       100     N/A        N/A



 1394    5   99      100     N/A        N/A


 1395    5   99      100     N/A        N/A


 1396    5   98      100     N/A        N/A



 1397    5   25      25      N/A        N/A


 1398    6   100     100     N/A        N/A




 1399    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1400    3   24      100     N/A        N/A


 1401    4   100     100     N/A        N/A


 1402    5   100     100     N/A        N/A


 1403    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1404    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1405    2   100     100     N/A        N/A




 1406    2   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1407    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1409    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1410    2   100     100     N/A        N/A


 1411    3   100     100     N/A        N/A


 1412    2   100     100     N/A        N/A


 1413    3   58      100     N/A        N/A


 1414    2   100     100     N/A        N/A


 1415    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1416    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1417    2   100     100     N/A        N/A


 1418    3   78      100     N/A        N/A


 1419    2   38      38      N/A        N/A


 1420    2   100     100     N/A        N/A


 1421    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1422    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1424    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1425    2   100     100     N/A        N/A

 1426    2   100     100     N/A        N/A


 1427    3   100     100     N/A        N/A


 1428    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1429    3   100     100     N/A        N/A


 1430    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1431    3   100     100     N/A        N/A


 1432    3   1       100     N/A        N/A



 1433    3   100     100     N/A        N/A



 1434    3   100     100     N/A        N/A


 1435    3   100     100     N/A        N/A



 1436    3   16      67      N/A        N/A


 1437    3   3       3       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1438    4   51      67      N/A        N/A


 1439    3   100     100     N/A        N/A


 1440    4   100     100     N/A        N/A


 1441    5   100     100     N/A        N/A



 1442    3   100     100     N/A        N/A


 1443    3   100     100     N/A        N/A

 1444    3   100     100     N/A        N/A

 1445    3   100     100     N/A        N/A

 1446    4   100     100     N/A        N/A



 1447    5   100     100     N/A        N/A


 1448    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1449    5   100     100     N/A        N/A


 1450    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1451    4   100     100     N/A        N/A



 1452    4   100     100     N/A        N/A



 1453    4   100     100     N/A        N/A


 1454    4   100     100     N/A        N/A



 1455    4   100     100     N/A        N/A



 1456    4   100     100     N/A        N/A



 1457    4   100     100     N/A        N/A



 1458    4   100     100     N/A        N/A



 1459    4   100     100     N/A        N/A



 1460    4   100     100     N/A        N/A



 1461    4   100     100     N/A        N/A



 1462    4   100     100     N/A        N/A



 1463    4   100     100     N/A        N/A



 1464    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C shares.
 1465    6   100     100     N/A        N/A


 1466    4   100     100     N/A        N/A



 1467    4   100     100     N/A        N/A




 1468    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1469    3   100     100     N/A        N/A


 1470    3   100     100     N/A        N/A


 1471    3   100     100     N/A        N/A


 1472    4   99      100     N/A        N/A



 1473    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1474    3   50      50      N/A        N/A



 1475    3   100     100     N/A        N/A


 1476    4   100     100     N/A        N/A


 1477    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class A shares.
 1478    6   100     100     N/A        N/A



 1479    6   100     100     N/A        N/A


 1480    7   100     100     N/A        N/A




 1481    6                  GOLDMAN SACHS JBWERE (NZ) MEZZANINE LIMITED              Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1482    6                  GOLDMAN SACHS JBWERE (NZ) PRIVATE EQUITY LIMITED         Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1483    7                     GOLDMAN SACHS JBWERE TRANS                            Other          Auckland             NEW
                               TASMAN PRIVATE EQUITY FUND 07 (NZ) LIMITED            Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1484    6                  GOLDMAN SACHS JBWERE ASSET MANAGEMENT (NZ) LIMITED       Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1485    6                  GOLDMAN SACHS JBWERE EQUITY FINANCE (NZ) LIMITED         Miscellaneous  Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1486    6                  GOLDMAN SACHS JBWERE SECURITIES (NZ) LIMITED             Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1487    7                     WARSAND NOMINEES LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1488    6                  PORTFOLIO CUSTODIAN LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1489    5               VALCRON INVESTMENTS LIMITED                                 Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1490    6                  GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED             Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1491    4            KIWIWARRH (NZ) LIMITED                                         Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1492    4            Rothmill Investment Company Limited                            Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1493    3         JBWERE REGISTERED TRADERS PTY LTD                                 Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1494    3         Leveraged Income Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1495    3         TAROMO PTY LTD                                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1496    4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD                           Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1497    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (A UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1498    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (B UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1499    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1500    4            TATARA PTY LTD                                                 Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1501    3         WERENOM PROPRIETARY LIMITED                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1502    4            GOLDMAN SACHS JBWERE CAPITAL MARKETS LIMITED                   Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1503    5               GOLDMAN SACHS JBWERE INVESTMENT MANAGEMENT PTY LTD          Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1504    5               GOLDMAN SACHS JBWERE MANAGED FUNDS LIMITED                  Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1505    6                  COLLATERAL MEZZANINE FUND 05                             Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1506    6                  GOLDMAN SACHS JBWERE ASIAN EQUITIES KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1507    6                  GOLDMAN SACHS JBWERE AUSTRALIA FLEX FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1508    6                  GOLDMAN SACHS JBWERE AUSTRALIA QUANTITATIVE EQUITY FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1509    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES FUND            Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1510    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1511    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1512    6                  GOLDMAN SACHS JBWERE AUSTRALIAN                          Open-End       Melbourne            AUSTRALIA
                            INFRASTRUCTURE WHOLESALE FUND                            Investment
                                                                                     Funds
 1513    6                  GOLDMAN SACHS JBWERE BRIC EQUITIES KEYSTONE FUND         Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1514    6                  GOLDMAN SACHS JBWERE BRIC II KEYSTONE FUND               Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1515    6                  GOLDMAN SACHS JBWERE CASH RESERVES FUND                  Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1516    6                  GOLDMAN SACHS JBWERE CASH TRUST                          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1517    6                  GOLDMAN SACHS JBWERE COMMODITY HINDSIGHT KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1518    6                  GOLDMAN SACHS JBWERE CORE PLUS                           Open-End       Melbourne            AUSTRALIA
                            AUSTRALIAN FIXED INCOME FUND                             Investment
                                                                                     Funds
 1519    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1520    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH POOLED FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1521    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH WHOLESALE FUND   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1522    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1523    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS POOLED FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1524    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS WHOLESALE FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1525    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1526    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME POOLED FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1527    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME WHOLESALE FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1528    6                  GOLDMAN SACHS JBWERE EUROPEAN EQUITIES KEYSTONE FUND     Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1529    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL II KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1530    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL KEYSTONE FUND      Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1531    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND                   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1532    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND IDPS              Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1533    6                  GOLDMAN SACHS JBWERE GLOBAL                              Other          Melbourne            AUSTRALIA
                            EQUITY HINDSIGHT KEYSTONE FUND                           Financial
                                                                                     Vehicles
 1534    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX FUND                    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1535    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1536    6                  GOLDMAN SACHS JBWERE GLOBAL HEALTH & BIOTECH FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1537    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH POOLED FUND                             Investment
                                                                                     Funds
 1538    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH WHOLESALE FUND                          Investment
                                                                                     Funds
 1539    6                  GOLDMAN SACHS JBWERE GLOBAL HIGH YIELD POOLED FUND       Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1540    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1541    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES POOLED FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1542    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL                        Open-End       Melbourne            AUSTRALIA
                            COMPANIES WHOLESALE FUND                                 Investment
                                                                                     Funds
 1543    6                  GOLDMAN SACHS JBWERE GLOBAL SPECTRUM FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1544    6                  GOLDMAN SACHS JBWERE HEDGED GLOBAL FLEX FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1545    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL POOLED FUND    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1546    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL WHOLESALE FUND Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1547    6                  GOLDMAN SACHS JBWERE INCOME PLUS POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1548    6                  GOLDMAN SACHS JBWERE INCOME PLUS WHOLESALE FUND          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1549    6                  GOLDMAN SACHS JBWERE INTERNATIONAL FUND                  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1550    6                  GOLDMAN SACHS JBWERE INTERNATIONAL POOLED FUND           Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1551    6                  GOLDMAN SACHS JBWERE INTERNATIONAL WHOLESALE FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1552    6                  GOLDMAN SACHS JBWERE INVESTMENT FUND                     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1553    6                  GOLDMAN SACHS JBWERE LEADERS FUND                        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1554    6                  GOLDMAN SACHS JBWERE MULTI-STRATEGY FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1555    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1556    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1557    6                  GOLDMAN SACHS JBWERE RESOURCES FUND                      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1558    6                  GOLDMAN SACHS JBWERE RESOURCES POOLED FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1559    6                  GOLDMAN SACHS JBWERE SUSTAINABILITY KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1560    6                  PRIVATE EQUITY FUND 2000                                 Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1561    5               I C Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1562    5               INVIA CUSTODIAN PTY LIMITED                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1563    6                  Harbour Nominees Pty Ltd                                 Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1564    6                  I C Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1565    5               INVIA FINANCIAL SERVICES PTY LTD                            Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1566    5               JBWERE EQUITY FINANCE NOMINEES PTY LTD                      Trust,         Canberra             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1567    5               WERECAP NOMINEES PTY LTD                                    Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1568    2      GOLDMAN SACHS KMI INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1569    3         Knight Holdco LLC                                                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1570    2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1              Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
 1571    2      GOLDMAN SACHS LONDON PROPERTY LIMITED                                Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
 1572    2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1573    2      GOLDMAN SACHS MANAGEMENT, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1574    3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1575    4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1576    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1577    5               GSEP 2006 REALTY CORP.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1578    3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1579    3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1481    6   100     100     N/A        N/A


 1482    6   100     100     N/A        N/A


 1483    7   100     100     N/A        N/A


 1484    6   100     100     N/A        N/A


 1485    6   100     100     N/A        N/A



 1486    6   100     100     N/A        N/A


 1487    7   100     100     N/A        N/A



 1488    6   100     100     N/A        N/A



 1489    5   100     100     N/A        N/A


 1490    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1491    4   100     100     N/A        N/A


 1492    4   100     100     N/A        N/A



 1493    3   100     100     N/A        N/A


 1494    3   100     100     N/A        N/A


 1495    3   100     100     N/A        N/A


 1496    4   100     100     N/A        N/A


 1497    4   100     100     N/A        N/A



 1498    4   100     100     N/A        N/A



 1499    4   100     100     N/A        N/A



 1500    4   100     100     N/A        N/A



 1501    3   100     100     N/A        N/A


 1502    4   100     100     N/A        N/A



 1503    5   100     100     N/A        N/A

 1504    5   100     100     N/A        N/A

 1505    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1506    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1507    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1508    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1509    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1510    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1511    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1512    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1513    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1514    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1515    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1516    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1517    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1518    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1519    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1520    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1521    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1522    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1523    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1524    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1525    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1526    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1527    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1528    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1529    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1530    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1531    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1532    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1533    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1534    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1535    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1536    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1537    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1538    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1539    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1540    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1541    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1542    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1543    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1544    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1545    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1546    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1547    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1548    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1549    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1550    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1551    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1552    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1553    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1554    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1555    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1556    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1557    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1558    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1559    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1560    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1561    5   50      100     N/A        N/A



 1562    5   100     100     N/A        N/A



 1563    6   100     100     N/A        N/A



 1564    6   50      100     N/A        N/A



 1565    5   100     100     N/A        N/A



 1566    5   100     100     N/A        N/A



 1567    5   100     100     N/A        N/A



 1568    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1569    3   1       25      N/A        N/A


 1570    2   90      90      N/A        N/A


 1571    2   100     100     N/A        N/A




 1572    2   99      100     N/A        N/A


 1573    2   100     100     N/A        N/A


 1574    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1575    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1576    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1577    5   100     100     N/A        N/A


 1578    3   100     100     N/A        N/A


 1579    3   100     100     N/A        N/A



 1580    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1581    3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1582    3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1583    3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1584    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1585    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND                        Open-End       George Town          CAYMAN
                   OFFSHORE, LTD.                                                    Investment                          ISLANDS
                                                                                     Funds
 1586    3         GOLDMAN SACHS DIRECT STRATEGIES -                                 Other          George Town          CAYMAN
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.          Financial                           ISLANDS
                                                                                     Vehicles
 1587    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND                         Other          George Town          CAYMAN
                   OFFSHORE (L HOLDINGS), LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
 1588    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1589    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1590    3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE                          Open-End       George Town          CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1591    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Other          George Town          CAYMAN
                   FUND OFFSHORE (L HOLDINGS), LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 1592    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1593    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1594    3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1595    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES                      Other          George Town          CAYMAN
                   FUND OFFSHORE SPV, LTD.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1596    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1597    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1598    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES                          Open-End       George Town          CAYMAN
                      EMERGING MARKETS MASTER FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1599    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1600    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1601    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1602    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1603    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1604    3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1605    3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1606    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1607    3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1608    3         GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1609    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1610    3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1611    3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1612    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1613    3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1614    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1615    3         GOLDMAN SACHS GTAA FUND, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1616    3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1617    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1618    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1619    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1620    3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1621    3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1622    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1623    3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1624    3         GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1625    3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN                           Open-End       Camana Bay           CAYMAN
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.                              Investment                          ISLANDS
                                                                                     Funds
 1626    3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE                        Open-End       Camana Bay           CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1627    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 1628    3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1629    4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1630    4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1631    4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1632    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1633    4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                   Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1634    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1635    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1636    4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1637    4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1638    3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1639    3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1640    3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1641    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1642    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1643    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE), LTD.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1644    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS A, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1645    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1646    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS B, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1647    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1648    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1649    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1650    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1651    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1652    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1653    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1654    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1655    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1656    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1657    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1658    3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1659    4               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1660    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1661    3         GOLDMAN SACHS PRINCETON FUND, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1662    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1663    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1664    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1665    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1666    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1667    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND INSTITUTIONAL, LTD.                                          Investment                          ISLANDS
                                                                                     Funds
 1668    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1669    3         GOLDMAN SACHS SELECT FUND II, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1670    3         GOLDMAN SACHS SELECT FUND, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1671    3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1672    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1673    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1674    3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1675    3         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1676    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1677    3         GOLDMAN SACHS TOTAL RETURN FUND OFFSHORE, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1678    3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1581    3   100     100     N/A        N/A


 1582    3   100     100     N/A        N/A


 1583    3   100     100     N/A        N/A


 1584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1585    3   100     100     N/A        N/A


 1586    3   100     100     N/A        N/A


 1587    3   100     100     N/A        N/A


 1588    3   100     100     N/A        N/A


 1589    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1590    3   100     100     N/A        N/A


 1591    3   100     100     N/A        N/A


 1592    3   100     100     N/A        N/A


 1593    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1594    3   100     100     N/A        N/A


 1595    3   100     100     N/A        N/A


 1596    3   100     100     N/A        N/A


 1597    3   100     100     N/A        N/A


 1598    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1599    3   100     100     N/A        N/A


 1600    3   100     100     N/A        N/A


 1601    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1602    3   100     100     N/A        N/A


 1603    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1604    3   100     100     N/A        N/A


 1605    3   100     100     N/A        N/A


 1606    3   100     100     N/A        N/A


 1607    3   100     100     N/A        N/A


 1608    3   100     100     N/A        N/A


 1609    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1610    3   100     100     N/A        N/A


 1611    3   100     100     N/A        N/A


 1612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1613    3   100     100     N/A        N/A


 1614    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1615    3   100     100     N/A        N/A


 1616    3   100     100     N/A        N/A


 1617    3   100     100     N/A        N/A


 1618    3   100     100     N/A        N/A


 1619    3   100     100     N/A        N/A


 1620    3   100     100     N/A        N/A


 1621    3   100     100     N/A        N/A


 1622    4   11      59      N/A        N/A


 1623    3   100     100     N/A        N/A


 1624    3   100     100     N/A        N/A


 1625    3   100     100     N/A        N/A


 1626    3   100     100     N/A        N/A


 1627    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1628    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1629    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1630    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1631    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1632    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1633    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1634    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1635    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1636    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1637    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1638    3   100     100     N/A        N/A


 1639    3   100     100     N/A        N/A


 1640    3   100     100     N/A        N/A


 1641    3   100     100     N/A        N/A


 1642    3   100     100     N/A        N/A


 1643    3   100     100     N/A        N/A


 1644    4   100     100     N/A        N/A


 1645    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1646    4   100     100     N/A        N/A


 1647    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1648    3   100     100     N/A        N/A


 1649    3   100     100     N/A        N/A


 1650    3   100     100     N/A        N/A


 1651    3   100     100     N/A        N/A


 1652    3   100     100     N/A        N/A


 1653    3   100     100     N/A        N/A


 1654    3   100     100     N/A        N/A


 1655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1656    3   100     100     N/A        N/A


 1657    3   100     100     N/A        N/A


 1658    3   100     100     N/A        N/A


 1659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1660    3   100     100     N/A        N/A


 1661    3   100     100     N/A        N/A


 1662    4   17      59      N/A        N/A


 1663    3   100     100     N/A        N/A


 1664    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1665    3   100     100     N/A        N/A


 1666    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1667    3   100     100     N/A        N/A


 1668    3   100     100     N/A        N/A


 1669    3   100     100     N/A        N/A


 1670    3   100     100     N/A        N/A


 1671    3   100     100     N/A        N/A


 1672    3   100     100     N/A        N/A


 1673    3   100     100     N/A        N/A


 1674    3   100     100     N/A        N/A


 1675    3   100     100     N/A        N/A


 1676    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1677    3   100     100     N/A        N/A


 1678    3   100     100     N/A        N/A



 1679    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1680    3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1681    3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1682    3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1683    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1684    3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1685    3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC                         Open-End       George Town          CAYMAN
                   2007 SEGREGATED PORTFOLIO                                         Investment                          ISLANDS
                                                                                     Funds
 1686    3         GS DEWORDE PORTFOLIO SPC LLC                                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1687    3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1688    3         Goldman Sachs Sherwood Fund, Ltd.                                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1689    3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1690    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1691    3         LIBERTY HARBOR OFFSHORE I, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1692    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1693    2      GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1694    2      GOLDMAN SACHS OVERSEAS FINANCE, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1695    2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP, L.L.C.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1696    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1697    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1698    2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1699    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1700    3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1701    3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1702    4            GS CAPITAL PARTNERS III OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1703    3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1704    3         GS VINTAGE FUND OFFSHORE, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1705    3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1706    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1707    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND                       Other          George Town          CAYMAN
                   II OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1708    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1709    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1710    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1711    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1712    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1713    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1714    3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE                        Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1715    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1716    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1717    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 1718    3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1719    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1720    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1721    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 1722    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1723    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1724    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1725    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1726    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1727    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1728    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1729    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1730    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1731    3         Goldman Sachs Private Equity Partners Asia                        Other          George Town          CAYMAN
                   PMD QP Fund Offshore, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1732    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE                    Other          Wilmington     DE    UNITED
                FUND GP, L.L.C.                                                      Financial                           STATES
                                                                                     Vehicles
 1733    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1734    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1735    5               YANKEES ENTERTAINMENT AND SPORTS                            Other          Dover          DE    UNITED
                         NETWORK, LLC                                                Financial                           STATES
                                                                                     Vehicles
 1736    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD                      Other          George Town          CAYMAN
                   QP FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 1737    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1738    2      GOLDMAN SACHS PROPERTY MANAGEMENT                                    Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
 1739    2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1740    3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1741    2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1742    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1743    2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1744    3         GOLDMAN SACHS REAL ESTATE PARTNERS                                Other          Wilmington     DE    UNITED
                   INSTITUTIONAL, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1745    4            GOLDMAN SACHS REAL ESTATE OPERATOR                             Other          Wilmington     DE    UNITED
                      INTEREST HOLDINGS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 1746    3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1747    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1748    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          George Town          CAYMAN
                (CAYMAN) LIMITED PARTNERSHIP                                         Financial                           ISLANDS
                                                                                     Vehicles
 1749    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (TREATY) LIMITED PARTNERSHIP                                         Financial                           STATES
                                                                                     Vehicles
 1750    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (U.S.) LIMITED PARTNERSHIP                                           Financial                           STATES
                                                                                     Vehicles
 1751    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1752    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1753    4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1754    3         GSREMP FINANCE ONSHORE GP, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1755    4            GSREMP FINANCE ONSHORE, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1756    3         GSREMP FINANCE ONSHORE, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1757    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                FUNDS G.P., L.L.C.                                                   Financial                           STATES
                                                                                     Vehicles
 1758    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1759    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          Wilmington     DE    UNITED
                      PARTNERS (U.S.) LIMITED PARTNERSHIP                            Financial                           STATES
                                                                                     Vehicles
 1760    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Employee Holdings, LP                                             Financial                           ISLANDS
                                                                                     Vehicles
 1761    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          George Town          CAYMAN
                      PARTNERS (CAYMAN) LIMITED PARTNERSHIP                          Financial                           ISLANDS
                                                                                     Vehicles
 1762    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          Wilmington     DE    UNITED
                   Override Fund 2008, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 1763    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Override Offshore Fund 2008, LTD.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1764    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          George Town          CAYMAN
                QP FUND OFFSHORE, LTD.                                               Financial                           ISLANDS
                                                                                     Vehicles
 1765    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                QP FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 1766    2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS                    Other          Wilmington     DE    UNITED
                GP, L.L.C.                                                           Financial                           STATES
                                                                                     Vehicles
 1767    3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1768    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1769    3         GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1770    4            GOLDMAN SACHS REAL ESTATE PARTNERS                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 1771    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1772    4            LHI GOLDMAN SACHS REAL ESTATE PARTNERS                         Other          London               UNITED
                      PARALLEL FUND GMBH & CO. KG                                    Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1773    2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1774    2      GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1775    2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1776    2      GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM                    Open-End       Rio de               BRAZIL
                COTAS DE FUNDO DE INVESTIMENTO                                       Investment     Janeiro
                                                                                     Funds
 1777    3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE                          Open-End       Rio de               BRAZIL
                   INVESTIMENTO                                                      Investment     Janeiro
                                                                                     Funds

 1679    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1680    3   100     100     N/A        N/A


 1681    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1682    3   100     100     N/A        N/A


 1683    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1684    3   100     100     N/A        N/A


 1685    3   100     100     N/A        N/A


 1686    3   100     100     N/A        N/A


 1687    3   100     100     N/A        N/A


 1688    3   100     100     N/A        N/A


 1689    3   100     100     N/A        N/A


 1690    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1691    3   100     100     N/A        N/A


 1692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1693    2   100     100     N/A        N/A


 1694    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1697    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1700    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1701    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1703    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1704    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1705    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1707    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1708    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1709    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1710    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1711    5   1       42      N/A        N/A


 1712    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1713    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1714    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1715    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1716    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1717    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1718    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1719    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1721    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1722    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1723    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1724    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1725    3   100     100     N/A        N/A


 1726    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1728    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1730    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1731    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1732    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1734    4   1       30      N/A        N/A


 1735    5   100     100     N/A        N/A


 1736    3   100     100     N/A        N/A


 1737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1738    2   99      100     N/A        N/A


 1739    2   100     100     N/A        N/A


 1740    3   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1741    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1743    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1745    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1746    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1748    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1749    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1750    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1751    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1752    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1753    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1754    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1755    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1756    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1757    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1758    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1759    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1760    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1762    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1763    3   100     100     N/A        N/A


 1764    2   100     100     N/A        N/A


 1765    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1766    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1767    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1768    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1776    2   100     100     N/A        N/A


 1777    3   90      100     N/A        N/A



 1778    2      GOLDMAN SACHS REPRESENTACOES LTDA.                                   Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1779    2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1780    2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1781    2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1782    2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1783    2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1784    2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1785    2      GOLDMAN SACHS RISK ADVISORS, L.P.                                    All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 1786    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1787    3         ARROW CAPITAL RISK SERVICES LIMITED                               All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1788    2      GOLDMAN SACHS RISK BROKERS, INC.                                     Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1789    2      GOLDMAN SACHS RISK SERVICES L.L.C.                                   Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1790    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1791    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1792    3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1793    2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1794    2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1795    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1796    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED                           Other          Wilmington     DE    UNITED
                      PARTNERSHIP                                                    Financial                           STATES
                                                                                     Vehicles
 1797    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1798    2      GOLDMAN SACHS TXU INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1799    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1800    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1801    2      GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA                            Open-End       George Town          CAYMAN
                TRANSPORT FUND, LTD.                                                 Investment                          ISLANDS
                                                                                     Funds
 1802    3         GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1803    2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS  FUND                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1804    2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1805    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1806    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1807    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1808    2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1809    3         VOLBROKER.COM LIMITED                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1810    4            TFS-ICAP Limited                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1811    4            TFS-ICAP, LLC                                                  Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1812    2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1813    3         GOLDMAN SACHS YES INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1814    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1815    2      GOLDMAN SACHS YES INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1816    2      GOLDMAN, SACHS & CO.                                                 Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1817    3         APX, INC.                                                         Other          San Jose       CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1818    3         ATLANTIC CAPITAL BANCSHARES, INC.                                 Commercial     Atlanta        GA    UNITED
                                                                                     Banking                             STATES
 1819    3         AVENUE FINANCIAL HOLDINGS, INC.                                   Commercial     Nashville      TN    UNITED
                                                                                     Banking                             STATES
 1820    3         BAMM HOLLOW, LLC                                                  Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1821    3         BLUEPAY PROCESSING, LLC                                           Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1822    3         BluePay, Inc.                                                     Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1823    3         CHILTERN TRUST                                                    Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1824    3         DDSV, L.L.C.                                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1825    3         DERIVIX CORP.                                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1826    3         DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                      Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 1827    3         DORAL HOLDINGS, L.P.                                              Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
 1828    3         FLURET TRUST                                                      Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1829    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1830    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1831    3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1832    4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1833    3         GOLDMAN SACHS PARENTIS LIMITED                                    Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1834    4            GOLDMAN SACHS SERVICES LIMITED                                 Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
 1835    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1836    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1837    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND GP, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 1838    3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1839    4            GS CAPITAL PARTNERS V EMPLOYEE FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 1840    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1841    6                  GS CAPITAL PARTNERS V FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1842    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1843    8                        Nybrojarl New1 AB                                  Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1844    9                           AHLSELL AB (PUBL)                               Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1845   10                              Nybrojarl New3 AB                            Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1846   11                                 NYBROJARL HOLDING AB                      Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1847   12                                    NYBROJARL INVEST AB                    Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1848   13                                                                           Other          Stockholm            SWEDEN
                                                 Ahlsell Group AB                    Financial
                                                                                     Vehicles
 1849    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1850    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1851    8                        PRYSMIAN (LUX) S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1852    9                           PRYSMIAN (LUX) II S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1853   10                              PRYSMIAN S.P.A.                              Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1854    7                     EDAM HOLDING S.A R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1855    8                        EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1856    9                           EDAM ACQUISITION HOLDING II B.V.                Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1857   10                              EDAM ACQUISITION HOLDING III B.V.            Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1858   11                                 EDAM ACQUISITION HOLDING IV B.V.          Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1859   12                                    ENDEMOL B.V.                           Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1860    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1861    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1862    7                     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1863    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1864    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1865    7                     GS DEJAKOO II, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1866    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1867    9                           HANA FINANCIAL GROUP INC.                       Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1868    7                     GS PRYSMIAN CO-INVEST LP                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1869    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1870    7                     GSCP V CEBRIDGE HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1871    8                        GSCP V CEBRIDGE HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1872    9                           CEQUEL COMMUNICATIONS HOLDINGS, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1873    7                     GSCP V CEBRIDGE HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1874    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1875    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1876    9                           EDUCATION MANAGEMENT CORPORATION                Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1779    2   61      61      N/A        N/A


 1780    2   60      60      N/A        N/A


 1781    2   50      50      N/A        N/A


 1782    2   33      33      N/A        N/A


 1783    2   51      51      N/A        N/A


 1784    2   74      74      N/A        N/A


 1785    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1786    3   99      100     N/A        N/A



 1787    3   100     100     N/A        N/A



 1788    2   100     100     N/A        N/A


 1789    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1790    2   100     100     N/A        N/A


 1791    2   100     100     N/A        N/A


 1792    3   100     100     N/A        N/A


 1793    2   100     100     N/A        N/A


 1794    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1795    3   N/A     2       1          24


 1796    4   100     100     N/A        11


 1797    3   N/A     100     1          11


 1798    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1799    3   N/A     2       1          24


 1800    3   N/A     100     1          11


 1801    2   100     100     N/A        N/A


 1802    3   100     100     N/A        N/A


 1803    2   100     100     N/A        N/A


 1804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1805    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1806    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1807    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1808    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1809    3   21      21      N/A        N/A        The direct holder has Control
                                                   through other interest.

 1810    4   100     100     N/A        N/A


 1811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1812    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1813    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1814    4   1       30      N/A        N/A


 1815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1817    3   60      60      N/A        N/A


 1818    3   9       9       N/A        N/A

 1819    3   9       9       N/A        N/A

 1820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1821    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1822    3   100     100     N/A        N/A


 1823    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 1824    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1825    3   42      42      N/A        N/A


 1826    3   10      100     N/A        N/A



 1827    3   6       6       N/A        N/A

 1828    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

 1829    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1830    3   15      100     N/A        N/A


 1831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1832    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1833    3   100     100     N/A        N/A




 1834    4   100     100     N/A        N/A





 1835    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1836    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1837    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1838    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1839    4   100     100     N/A        N/A


 1840    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1841    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1842    7   51      99      N/A        N/A


 1843    8   100     100     N/A        N/A


 1844    9   100     100     N/A        N/A


 1845   10   100     100     N/A        N/A


 1846   11   100     100     N/A        N/A


 1847   12   100     100     N/A        N/A


 1848   13   100     100     N/A        N/A


 1849    7   10      20      N/A        N/A


 1850    7   48      100     N/A        N/A


 1851    8   100     100     N/A        N/A


 1852    9   100     100     N/A        N/A


 1853   10   30      31      N/A        N/A


 1854    7   100     100     N/A        N/A


 1855    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1856    9   100     100     N/A        N/A


 1857   10   100     100     N/A        N/A


 1858   11   100     100     N/A        N/A


 1859   12   100     100     N/A        N/A


 1860    7   16      42      N/A        N/A


 1861    7   12      44      N/A        N/A


 1862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1863    7   53      100     N/A        N/A


 1864    8   4       70      N/A        N/A


 1865    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1866    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1867    9   7       10      N/A        N/A



 1868    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1869    8   8       100     N/A        N/A


 1870    7   100     100     N/A        N/A


 1871    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1872    9   3       36      N/A        N/A


 1873    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1874    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1875    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1876    9   1       42      N/A        N/A



 1877    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1878    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1879    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1880    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1881    7                     OCNS CAYMAN, L.P.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1882    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1883    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1884    6                  GSCP V ADVISORS, L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1885    7                     GS CAPITAL PARTNERS V FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1886    7                     GS PRYSMIAN CO-INVEST GP LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1887    8                        GS PRYSMIAN CO-INVEST LP                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1888    6                  SEVRES II S.A.R.L.                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1889    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1890    6                  SUPERLIFT HOLDING S.A R.L.                               Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1891    7                     KION HOLDING 1 GMBH                                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1892    8                        KION HOLDING 2 GMBH                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1893    9                           KION Group GmbH                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1894    4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1895    4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1896    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1897    4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1898    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1899    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1900    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1901    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1902    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1903    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1904    7                     DEJAKOO CAYMAN I CORP.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1905    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1906    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1907    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1908    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1909    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1910    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1911    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1912    7                     GSCP V GERMANY CEBRIDGE                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1913    8                        GSCP V GERMANY CEBRIDGE                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1914    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1915    7                     GSCP V GERMANY KNIGHT                                 Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1916    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1917    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1918    7                     GSCP V GMBH KNIGHT HOLDINGS                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1919    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1920    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1921    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1922    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1923    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1924    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1925    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1926    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1927    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1928    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1929    7                     DEJAKOO CAYMAN CORP.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1930    8                        HANA FINANCIAL GROUP INC.                          Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1931    7                     EDUCATION MANAGEMENT                                  Other          Pittsburgh     PA    UNITED
                               CORPORATION                                           Financial                           STATES
                                                                                     Vehicles
 1932    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1933    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1934    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1935    7                     GS DEJAKOO I, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1936    8                        DEJAKOO CAYMAN CORP.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1937    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1938    7                     GS DEJAKOO, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1939    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1940    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1941    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1942    8                        GSCP V INSTITUTIONAL                               Other          Wilmington     DE    UNITED
                                  CEBRIDGE HOLDINGS, L.P.                            Financial                           STATES
                                                                                     Vehicles
 1943    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1944    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 1945    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1946    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1947    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1948    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1949    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1950    7                     GS CAPITAL PARTNERS V                                 Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 1951    8                        ALCHEMY HOLDING S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1952    8                        ARAMARK HOLDINGS                                   Other          Wilmington     DE    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1953    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1954    8                        EDUCATION MANAGEMENT                               Other          Pittsburgh     PA    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1955    8                        FS INVEST SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1956    8                        GOLDMAN SACHS CAPITAL                              Other          George Town          CAYMAN
                                  PARTNERS V-II FUND, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1957    8                        GRE OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1958    8                        GS DEJAKOO II, LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1959    8                        GSCP V EDMC GP, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1960    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1961    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1962    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     CEBRIDGE HOLDINGS, L.P.                         Financial                           STATES
                                                                                     Vehicles
 1963   10                              CEQUEL COMMUNICATIONS HOLDINGS, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1964    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1965    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1966    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     KNIGHT HOLDINGS, L.P.                           Financial                           STATES
                                                                                     Vehicles
 1967   10                              Knight Holdco LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1968    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1969    8                        HAR JPN CAYMAN HOLDINGS                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1970    8                        PVF HOLDINGS LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1971    8                        UES OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1972    7                     GSCP V OFFSHORE ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1973    8                        GS CAPITAL PARTNERS V                              Other          George Town          CAYMAN
                                  OFFSHORE FUND, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 1974    8                        GS PRYSMIAN CO-INVEST GP                           Other          George Town          CAYMAN
                                  LIMITED                                            Financial                           ISLANDS
                                                                                     Vehicles
 1975    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)

 1877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1878    7   52      100     N/A        N/A


 1879    8   4       70      N/A        N/A


 1880    7   3       25      N/A        N/A


 1881    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1882    7   17      63      N/A        N/A


 1883    7   63      99      N/A        N/A


 1884    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1885    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1886    7   25      100     N/A        N/A


 1887    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1888    6   8       73      8          73


 1889    6   6       99      N/A        N/A




 1890    6   5       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1891    7   100     100     N/A        N/A


 1892    8   100     100     N/A        N/A


 1893    9   100     100     N/A        N/A


 1894    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1895    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1896    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1897    4   100     100     N/A        N/A


 1898    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1899    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1900    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1901    7   1       99      N/A        N/A


 1902    7   1       20      N/A        N/A


 1903    7   2       100     N/A        N/A


 1904    7   100     100     N/A        N/A


 1905    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1906    7   1       42      N/A        N/A


 1907    7   1       44      N/A        N/A


 1908    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1909    7   2       100     N/A        N/A


 1910    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1911    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1912    7   100     100     N/A        N/A


 1913    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1914    9   2       36      N/A        N/A


 1915    7   100     100     N/A        N/A


 1916    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1917    9   1       25      N/A        N/A


 1918    7   100     100     N/A        N/A


 1919    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1920    7   1       63      N/A        N/A


 1921    7   1       73      1          73


 1922    7   1       99      N/A        N/A




 1923    7   1       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
 1924    7   2       99      N/A        N/A


 1925    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1926    7   17      99      N/A        N/A


 1927    7   3       20      N/A        N/A


 1928    7   16      100     N/A        N/A


 1929    7   98      100     N/A        N/A


 1930    8   1       10      N/A        N/A



 1931    7   5       42      N/A        N/A


 1932    7   4       44      N/A        N/A


 1933    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1934    7   18      100     N/A        N/A


 1935    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1936    8   1       100     N/A        N/A


 1937    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1938    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1939    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1940    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1941    7   100     100     N/A        N/A


 1942    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1943    9   7       36      N/A        N/A


 1944    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1945    7   18      100     N/A        N/A


 1946    7   3       25      N/A        N/A


 1947    7   6       63      N/A        N/A


 1948    7   9       99      N/A        N/A




 1949    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1950    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1951    8   26      99      N/A        N/A


 1952    8   5       20      N/A        N/A


 1953    8   24      100     N/A        N/A


 1954    8   8       42      N/A        N/A


 1955    8   6       44      N/A        N/A


 1956    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1957    8   27      100     N/A        N/A


 1958    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1959    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1960    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1961    8   100     100     N/A        N/A


 1962    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1963   10   1       36      N/A        N/A


 1964    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1965    8   100     100     N/A        N/A


 1966    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1967   10   4       25      N/A        N/A


 1968    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1969    8   27      100     N/A        N/A


 1970    8   9       63      N/A        N/A


 1971    8   32      99      N/A        N/A


 1972    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1973    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1974    8   25      100     N/A        N/A


 1975    7   17      73      17         73



 1976    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1977    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1978    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1979    7                     GS CAPITAL PARTNERS V FUND,                           Other          Wilmington     DE    UNITED
                               L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 1980    7                     GSCP V ADVISORS, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1981    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1982    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1983    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1984    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1985    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1986    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1987    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1988    4            GS CAPITAL PARTNERS V PCP FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1989    4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1990    5               GS CAPITAL PARTNERS V PIA FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1991    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1992    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1993    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1994    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1995    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1996    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1997    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1998    4            GSCP V OVERRIDE OFFSHORE, LTD                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1999    4            GSCP V OVERRIDE, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2000    3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2001    4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2002    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2003    4            GS CAPITAL PARTNERS V PIA FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2004    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND                           Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2005    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2006    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2007    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2008    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2009    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2010    7                     COMPASS DELAWARE HOLDINGS I CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2011    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2012    8                        COMPASS ACQUISITION                                Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 2013    9                           USI HOLDINGS                                    Insurance      Wilmington     DE    UNITED
                                     CORPORATION                                     Agencies and                        STATES
                                                                                     Brokerages
 2014   10                              USI Insurance                                Other          Wilmington     DE    UNITED
                                        Services LLC                                 Financial                           STATES
                                                                                     Vehicles
 2015   11                                 AMERICAN INSURANCE                        Other          Cleveland      OH    UNITED
                                           ADMINISTRATORS, INC.                      Financial                           STATES
                                                                                     Vehicles
 2016   11                                 ANCO CORPORATION                          Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2017   12                                    ANCO INSURANCE SERVICES                Other          Dallas         TX    UNITED
                                              OF HOUSTON, INC.                       Financial                           STATES
                                                                                     Vehicles
 2018   12                                                                           Other          Los Angeles    CA    UNITED
                                              INTER/NATIONAL RENTAL                  Financial                           STATES
                                              INSURANCE SERVICES, INC.               Vehicles
 2019   12                                    MD PREMIUM FINANCE                     Other          Dallas         TX    UNITED
                                              CORPORATION                            Financial                           STATES
                                                                                     Vehicles
 2020   12                                    REGIONAL INSURANCE MANAGEMENT          Other          Dallas         TX    UNITED
                                              SERVICES, INC.                         Financial                           STATES
                                                                                     Vehicles
 2021   11                                 BMI INSURANCE                             Other          Los Angeles    CA    UNITED
                                           SERVICES, INC                             Financial                           STATES
                                                                                     Vehicles
 2022   11                                 CAMPBELL,                                 Other          Salem          OR    UNITED
                                           GALT & NEWLANDS, INC.                     Financial                           STATES
                                                                                     Vehicles
 2023   11                                 COLONIAL                                  Other          Glen Allen     VA    UNITED
                                           PREMIUM FINANCE COMPANY                   Financial                           STATES
                                                                                     Vehicles
 2024   11                                 CUSTOM                                    Other          Hammonton      NJ    UNITED
                                           BENEFIT PROGRAMS, INC.                    Financial                           STATES
                                                                                     Vehicles
 2025   12                                    TURNER P.                              Other          Knoxville      TN    UNITED
                                              WILLIAMS & ASSOCIATES, LLC             Financial                           STATES
                                                                                     Vehicles
 2026   11                                 EMERSON REID LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2027   12                                    MY BENEFIT ADVISOR, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2028   11                                 KIBBLE & PRENTICE HOLDING                 Other          OLYMPIA        WA    UNITED
                                           COMPANY                                   Financial                           STATES
                                                                                     Vehicles
 2029   11                                 SIGNATURE PREMIUM FINANCE, INC.           Other          Philadelphia   PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2030   11                                 SUMMIT GLOBAL PARTNERS, INC.              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2031   12                                    MERIDIAN CREDIT SERVICES, INC.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2032   12                                    SGP BENEFITS OF TEXAS, INC.            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2033   12                                    SUMMIT GLOBAL PARTNERS OF              Other          Dallas         TX    UNITED
                                              TEXAS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2034   12                                    USI SOUTHWEST, INC.                    Other          Santa Fe       NM    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2035   12                                    USI of Tennessee, Inc.                 Other          Knoxville      TN    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2036   12                                    VISTA INSURANCE PARTNERS OF            Other          Chicago        IL    UNITED
                                              ILLINOIS, INC.                         Financial                           STATES
                                                                                     Vehicles
 2037   12                                    VISTA INSURANCE PARTNERS, INC.         Other          San Antonio    TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2038   13                                       SUMMIT GLOBAL PARTNERS OF           Other          Oklahoma       OK    UNITED
                                                 OKLAHOMA, INC.                      Financial      City                 STATES
                                                                                     Vehicles
 2039   11                                 U.S.I. INSURANCE SERVICES OF              Other          Boston         MA    UNITED
                                           MASSACHUSETTS, INC.                       Financial                           STATES
                                                                                     Vehicles
 2040   12                                    NETCARE SERVICES, INC.                 Other          Boston         MA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2041   11                                 USI CONSULTING GROUP, INC.                Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2042   12                                    BENEFIT STRATEGIES OF MAINE, INC.      Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2043   12                                    USI ADVISORS, INC.                     Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2044   12                                    USI CONSULTING GROUP OF                Other          New York       NY    UNITED
                                              NEW YORK, INC.                         Financial                           STATES
                                                                                     Vehicles
 2045   12                                    USI SECURITIES, INC.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2046   11                                 USI INSURANCE SERVICES CORPORATION OF     Other          Chicago        IL    UNITED
                                           ILLINOIS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2047   11                                 USI INSURANCE SERVICES OF                 Other          Concord        NH    UNITED
                                           NEW ENGLAND, INC.                         Financial                           STATES
                                                                                     Vehicles
 2048   12                                    INEX ALTERNATIVE PROGRAMS, INC.        Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2049   12                                    USI INSURANCE SERVICES OF              Other          Providence     RI    UNITED
                                              RHODE ISLAND, INC.                     Financial                           STATES
                                                                                     Vehicles
 2050   11                                 USI INSURANCE SERVICES OF NORTHERN        Other          Los Angeles    CA    UNITED
                                           CALIFORNIA, INC.                          Financial                           STATES
                                                                                     Vehicles
 2051   11                                 USI Insurance Services of                 Other          Hartford       CT    UNITED
                                           Connecticut, Inc.                         Financial                           STATES
                                                                                     Vehicles
 2052   11                                 USI MIDATLANTIC, INC.                     Other          Harrisburg     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2053   11                                 USI MIDWEST, INC.                         Other          Cleveland      OH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2054   11                                 USI OF SOUTHERN CALIFORNIA INSURANCE      Other          Los Angeles    CA    UNITED
                                           SERVICES, INC.                            Financial                           STATES
                                                                                     Vehicles
 2055   11                                 USI of San Diego Insurance Services, Inc  Other          Los Angeles    CA    UNITED
             .                                                                       Financial                           STATES
                                                                                     Vehicles
 2056    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2057    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2058    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2059    7                     GS SUNRAY HOLDINGS, L.L.C.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2060    8                        GS SUNRAY HOLDINGS SUBCO I, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2061    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2062    8                        GS SUNRAY HOLDINGS SUBCO II, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2063    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2064    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2065    7                     GS TREASURE S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2066    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2067    8                        CW INVESTMENTS CO.                                 Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2068    9                           4414624 Canada Inc.                             Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2069   10                              CW MEDIA HOLDINGS INC.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2070    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2071    8                        GSCP VI NORTH HOLDINGS CORP.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2072    9                           RED SKY ACQUISITION CORP.                       Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2073   10                              RED SKY HOLDINGS L.P.                        Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2074    9                           RED SKY HOLDINGS L.P.                           Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1976    7   13      99      N/A        N/A




 1977    7   12      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1978    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1979    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1980    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1981    7   19      99      N/A        N/A




 1982    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1983    7   25      73      25         73


 1984    7   17      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1985    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1986    7   11      73      11         73


 1987    7   7       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1988    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1989    4   100     100     N/A        N/A


 1990    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1991    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1992    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 1993    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1994    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1995    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1996    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1997    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1998    4   100     100     N/A        N/A


 1999    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2000    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2001    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2002    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2003    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2004    4   100     100     N/A        N/A


 2005    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2006    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2007    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2008    7   N/A     100     4          12


 2009    7   1       28      N/A        N/A


 2010    7   100     100     N/A        N/A


 2011    7   39      85      N/A        N/A


 2012    8   100     100     N/A        N/A


 2013    9   87      87      N/A        N/A


 2014   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2015   11   100     100     N/A        N/A


 2016   11   100     100     N/A        N/A


 2017   12   100     100     N/A        N/A


 2018   12   100     100     N/A        N/A


 2019   12   100     100     N/A        N/A


 2020   12   100     100     N/A        N/A


 2021   11   100     100     N/A        N/A


 2022   11   100     100     N/A        N/A


 2023   11   100     100     N/A        N/A


 2024   11   100     100     N/A        N/A


 2025   12   100     100     N/A        N/A


 2026   11   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2027   12   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2028   11   100     100     N/A        N/A


 2029   11   100     100     N/A        N/A


 2030   11   100     100     N/A        N/A


 2031   12   100     100     N/A        N/A


 2032   12   100     100     N/A        N/A


 2033   12   100     100     N/A        N/A


 2034   12   100     100     N/A        N/A


 2035   12   100     100     N/A        N/A


 2036   12   100     100     N/A        N/A


 2037   12   100     100     N/A        N/A


 2038   13   100     100     N/A        N/A


 2039   11   100     100     N/A        N/A


 2040   12   100     100     N/A        N/A


 2041   11   100     100     N/A        N/A


 2042   12   100     100     N/A        N/A


 2043   12   100     100     N/A        N/A


 2044   12   100     100     N/A        N/A


 2045   12   100     100     N/A        N/A


 2046   11   100     100     N/A        N/A


 2047   11   100     100     N/A        N/A


 2048   12   100     100     N/A        N/A


 2049   12   100     100     N/A        N/A


 2050   11   100     100     N/A        N/A


 2051   11   100     100     N/A        N/A


 2052   11   100     100     N/A        N/A


 2053   11   100     100     N/A        N/A


 2054   11   100     100     N/A        N/A


 2055   11   100     100     N/A        N/A


 2056    7   45      98      N/A        N/A


 2057    7   46      100     N/A        N/A


 2058    7   47      100     N/A        N/A


 2059    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2060    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2061    9   3       7       N/A        N/A



 2062    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2063    9   3       7       N/A        N/A



 2064    7   46      100     N/A        N/A


 2065    7   46      100     N/A        N/A


 2066    7   53      100     N/A        N/A


 2067    8   22      33      87         100


 2068    9   100     100     N/A        N/A


 2069   10   100     100     N/A        N/A


 2070    7   53      100     N/A        N/A


 2071    8   100     100     N/A        N/A


 2072    9   13      15      N/A        N/A


 2073   10   100     100     N/A        11


 2074    9   N/A     100     10         11



 2075    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2076    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2077    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2078    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2079    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2080    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2081    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2082    7                     TEXAS ENERGY FUTURE CAPITAL                           Other          Wilmington     DE    UNITED
                               HOLDINGS LLC                                          Financial                           STATES
                                                                                     Vehicles
 2083    7                     TEXAS ENERGY FUTURE HOLDINGS                          Other          Wilmington     DE    UNITED
                               LIMITED PARTNERSHIP                                   Financial                           STATES
                                                                                     Vehicles
 2084    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2085    8                        Xella International S.a r.l.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2086    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2087    7                     UMBRELLASTREAM LIMITED                                Other          St. Peter            GUERNSEY
                               PARTNERSHIP INCORPORATED                              Financial      Port
                                                                                     Vehicles
 2088    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2089    4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2090    4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2091    4            GS CAPITAL PARTNERS VI PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2092    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2093    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2094    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2095    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2096    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2097    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2098    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2099    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2100    6                  GS SUNRAY GERMAN FUND I, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2101    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2102    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2103    6                  GS SUNRAY GERMAN FUND II, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2104    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2105    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2106    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2107    6                  GSCP VI AA ONE HOLDING SARL                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2108    6                  GSCP VI GERMANY KNIGHT HOLDINGS CORP.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2109    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2110    8                        Knight Holdco LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2111    6                  GSCP VI GERMANY TXU HOLDINGS                             Other          George Town          CAYMAN
                            CAYMAN, LTD.                                             Financial                           ISLANDS
                                                                                     Vehicles
 2112    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2113    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  CAPITAL HOLDINGS LLC                               Financial                           STATES
                                                                                     Vehicles
 2114    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  HOLDINGS LIMITED PARTNERSHIP                       Financial                           STATES
                                                                                     Vehicles
 2115    6                  GSCP VI GERMANY TXU HOLDINGS, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2116    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2117    6                  GSCP VI GMBH COMPASS CAYMAN GP CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2118    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2119    8                        COMPASS CAYMAN HOLDINGS L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2120    6                  GSCP VI GMBH COMPASS CAYMAN LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2121    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2122    6                  GSCP VI GMBH KNIGHT HOLDINGS                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2123    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2124    6                  GSCP VI NORTH HOLDINGS S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2125    6                  HAR JPN CAYMAN HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2126    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2127    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2128    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2129    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2130    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2131    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2132    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2133    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2134    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2135    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2136    6                  GS CAPITAL PARTNERS VI OFFSHORE                          Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2137    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2138    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2139    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2140    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2141    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2142    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2143    7                     GS SUNRAY OFFSHORE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2144    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2145    7                     GS SUNRAY OFFSHORE FUND, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2146    8                        GS SUNRAY OFFSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2147    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2148    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2149    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2150    7                     GSCP VI OFFSHORE COMPASS                              Other          Wilmington     DE    UNITED
                               CAYMAN GP CORP.                                       Financial                           STATES
                                                                                     Vehicles
 2151    8                        GSCP VI OFFSHORE COMPASS                           Other          George Town          CAYMAN
                                  HOLDINGS L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2152    9                           COMPASS CAYMAN                                  Other          George Town          CAYMAN
                                     HOLDINGS L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2153    7                     GSCP VI OFFSHORE COMPASS                              Other          George Town          CAYMAN
                               HOLDINGS L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2154    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 2155    8                        GSCP VI OFFSHORE KNIGHT                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2156    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2157    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2158    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2159    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2160    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2161    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2162    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2163    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2164    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2165    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2166    6                  GSCP VI OFFSHORE ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2167    7                     GS CAPITAL PARTNERS VI                                Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2168    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          Wilmington     DE    UNITED
                            CAYMAN GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2169    7                     GSCP VI OFFSHORE TXU HOLDINGS                         Other          George Town          CAYMAN
                               CAYMAN, L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
 2170    8                        GSCP VI OFFSHORE TXU                               Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2171    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     CAPITAL HOLDINGS LLC                            Financial                           STATES
                                                                                     Vehicles
 2172    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     HOLDINGS LIMITED PARTNERSHIP                    Financial                           STATES
                                                                                     Vehicles
 2173    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          George Town          CAYMAN
                            CAYMAN, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles

 2075    7   21      46      N/A        N/A


 2076    7   13      34      N/A        N/A


 2077    7   2       25      N/A        N/A


 2078    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2079    7   36      100     N/A        N/A





 2080    7   13      63      N/A        N/A


 2081    7   46      100     N/A        N/A




 2082    7   N/A     2       6          24


 2083    7   N/A     100     2          11


 2084    7   23      50      N/A        N/A


 2085    8   100     100     N/A        N/A


 2086    6   6       50      N/A        N/A


 2087    7   100     100     N/A        16


 2088    6   N/A     100     2          16


 2089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2090    4   100     100     N/A        N/A


 2091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2093    6   N/A     100     1          12


 2094    6   10      28      N/A        N/A


 2095    6   1       85      N/A        N/A


 2096    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2097    6   1       98      N/A        N/A


 2098    6   1       100     N/A        N/A


 2099    6   2       100     N/A        N/A


 2100    6   100     100     N/A        N/A


 2101    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2102    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2103    6   100     100     N/A        N/A


 2104    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2105    6   1       100     N/A        N/A


 2106    6   1       100     N/A        N/A


 2107    6   1       100     N/A        N/A


 2108    6   100     100     N/A        N/A


 2109    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2110    8   1       25      N/A        N/A


 2111    6   100     100     N/A        N/A


 2112    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2113    8   N/A     2       1          24


 2114    8   N/A     100     1          11


 2115    6   100     100     N/A        N/A


 2116    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2117    6   100     100     N/A        N/A


 2118    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2119    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2120    6   100     100     N/A        N/A


 2121    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2122    6   100     100     N/A        N/A


 2123    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2124    6   1       100     N/A        N/A


 2125    6   2       100     N/A        N/A


 2126    6   1       46      N/A        N/A


 2127    6   4       34      N/A        N/A


 2128    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2129    6   1       100     N/A        N/A





 2130    6   1       63      N/A        N/A


 2131    6   12      100     N/A        N/A




 2132    6   19      50      N/A        N/A


 2133    6   N/A     100     1          16


 2134    6   6       50      N/A        N/A


 2135    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2136    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2137    7   N/A     100     3          12


 2138    7   3       28      N/A        N/A


 2139    7   33      85      N/A        N/A


 2140    7   38      98      N/A        N/A


 2141    7   38      100     N/A        N/A


 2142    7   38      100     N/A        N/A


 2143    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2144    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2145    7   100     100     N/A        N/A


 2146    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2147    7   38      100     N/A        N/A


 2148    7   44      100     N/A        N/A


 2149    7   44      100     N/A        N/A


 2150    7   100     100     N/A        N/A


 2151    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2152    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2153    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2154    7   100     100     N/A        N/A


 2155    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2156    9   1       25      N/A        N/A


 2157    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2158    7   17      46      N/A        N/A


 2159    7   1       34      N/A        N/A


 2160    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2161    7   30      100     N/A        N/A





 2162    7   11      63      N/A        N/A


 2163    7   38      100     N/A        N/A




 2164    7   19      50      N/A        N/A


 2165    6   38      100     N/A        N/A


 2166    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2167    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2168    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2169    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2170    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2171    9   N/A     2       5          24


 2172    9   N/A     100     1          11


 2173    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2174    6                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2175    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2176    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2177    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2178    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2179    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2180    6                  COMPASS DELAWARE HOLDINGS II CORP.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2181    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2182    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2183    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2184    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2185    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2186    6                  GS SUNRAY HOLDINGS PARALLEL, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2187    7                     GS SUNRAY HOLDINGS PARALLEL                           Other          Wilmington     DE    UNITED
                               SUBCO, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 2188    8                        Hyatt Hotels Corporation                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2189    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2190    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2191    6                  GSCP VI AA ONE PARALLEL HOLDING SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2192    7                     CW INVESTMENTS CO.                                    Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2193    6                  GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2194    7                     GSCP VI PARALLEL NORTH                                Other          Halifax        NS    CANADA
                               HOLDING CORP.                                         Financial
                                                                                     Vehicles
 2195    8                        RED SKY ACQUISITION CORP.                          Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2196    8                        RED SKY HOLDINGS L.P.                              Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2197    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2198    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2199    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2200    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2201    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2202    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2203    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2204    6                  TEXAS ENERGY FUTURE CAPITAL                              Other          Wilmington     DE    UNITED
                            HOLDINGS LLC                                             Financial                           STATES
                                                                                     Vehicles
 2205    6                  TEXAS ENERGY FUTURE HOLDINGS                             Other          Wilmington     DE    UNITED
                            LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 2206    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2207    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2208    6                  GS CAPITAL PARTNERS TWO HOLDINGS                         Offices of     Port Louis           MAURITIUS
                            LIMITED                                                  Other Holding
                                                                                     Companies
 2209    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2210    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND                         Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2211    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2212    4            GS CAPITAL PARTNERS VI PMD ESC FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2213    4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2214    4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2215    4            GS CAPITAL PARTNERS VI PMD QP FUND                             Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2216    4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2217    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2218    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2219    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2220    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2221    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2222    3         GS DIRECT, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2223    4            GS CHROMA HOLDINGS LIMITED                                     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2224    4            GS DIRECT GD LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2225    4            GS DIRECT PHARMA LIMITED                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2226    4            GS LOGISTICS HOLDINGS LTD                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2227    4            GS PHERECLUS HOLDINGS LIMITED                                  Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2228    4            VGG HOLDING LLC                                                Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2229    5               AX HOLDING CORP.                                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2230    6                  AEROFLEX INCORPORATED                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2231    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2232    3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2233    4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2234    5               GS LOAN PARTNERS I EMPLOYEE MASTER                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2235    6                  GS LOAN PARTNERS I ONSHORE, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2236    7                     GSLP I ONSHORE INVESTMENT                             Other          Wilmington     DE    UNITED
                               FUND, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 2237    8                        GSLP I ONSHORE HOLDINGS                            Other          Wilmington     DE    UNITED
                                  FUND, L.L.C.                                       Financial                           STATES
                                                                                     Vehicles
 2238    8                        GSLP I ONSHORE S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2239    4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2240    3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2241    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND                       Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2242    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2243    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2244    7                     GSMP 2006 OFFSHORE                                    Other          George Town          CAYMAN
                               INTERNATIONAL, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2245    8                        GSMP 2006 OFFSHORE  HOLDINGS                       Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2246    9                           GSMP 2006 OFFSHORE                              Other          Luxembourg           LUXEMBOURG
                                     HOLDINGS S.A.R.L.                               Financial
                                                                                     Vehicles
 2247    8                        SEVRES II S.A.R.L.                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2248    7                     GSMP 2006 OFFSHORE INVESTMENT                         Other          George Town          CAYMAN
                               FUND, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2249    7                     GSMP 2006 OFFSHORE S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2250    7                     GSMP 2006 OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2251    8                        GSMP 2006 OFFSHORE                                 Other          George Town          CAYMAN
                                  HOLDINGS US, LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2252    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          George Town          CAYMAN
                         FUND, L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 2253    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2254    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2255    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2256    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2257    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2258    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2259    7                     GS MEZZANINE PARTNERS 2006                            Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2260    8                        GSMP 2006 INSTITUTIONAL                            Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2261    9                           GSMP 2006 INSTITUTIONAL                         Other          George Town          CAYMAN
                                     INTERNATIONAL, LTD.                             Financial                           ISLANDS
                                                                                     Vehicles
 2262   10                              GSMP 2006 INSTITUTIONAL HOLDINGS             Other          George Town          CAYMAN
                                        INTERNATIONAL, LTD.                          Financial                           ISLANDS
                                                                                     Vehicles
 2263   11                                 GSMP 2006 OFFSHORE HOLDINGS S.A R.L.      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2264   10                              SEVRES II S.A.R.L.                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2265    9                           GSMP 2006 INSTITUTIONAL US, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2266   10                              GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2267    8                        GSMP 2006 INSTITUTIONAL S.A.R.L.                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2268    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2269    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2270    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            OFFSHORE FUND, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 2271    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2272    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles

 2174    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2175    6   15      50      N/A        N/A


 2176    6   N/A     100     6          16


 2177    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2178    6   N/A     100     1          12


 2179    6   1       28      N/A        N/A


 2180    6   100     100     N/A        N/A


 2181    6   10      85      N/A        N/A


 2182    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2183    6   12      98      N/A        N/A


 2184    6   12      100     N/A        N/A


 2185    6   12      100     N/A        N/A


 2186    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2188    8   1       7       N/A        N/A



 2189    6   12      100     N/A        N/A


 2190    6   12      100     N/A        N/A


 2191    6   100     100     N/A        N/A


 2192    7   11      33      12         100


 2193    6   100     100     N/A        N/A


 2194    7   100     100     N/A        N/A


 2195    8   1       15      N/A        N/A


 2196    8   N/A     100     1          11


 2197    6   5       46      N/A        N/A


 2198    6   15      34      N/A        N/A


 2199    6   1       25      N/A        N/A


 2200    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2201    6   9       100     N/A        N/A





 2202    6   3       63      N/A        N/A


 2203    6   1       100     N/A        N/A




 2204    6   1       2       N/A        24


 2205    6   N/A     100     1          11


 2206    6   1       50      N/A        N/A


 2207    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2208    6   100     100     N/A        N/A


 2209    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2210    4   100     100     N/A        N/A


 2211    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2212    4   100     100     N/A        N/A


 2213    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2214    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2215    4   100     100     N/A        N/A


 2216    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2217    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2219    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2220    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2221    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2222    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2223    4   100     100     N/A        N/A


 2224    4   100     100     N/A        N/A


 2225    4   100     100     N/A        N/A


 2226    4   100     100     N/A        N/A


 2227    4   100     100     N/A        N/A


 2228    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2229    5   100     100     N/A        N/A


 2230    6   100     100     N/A        N/A


 2231    4   1       30      N/A        N/A


 2232    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2233    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2234    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2235    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2236    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2237    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2238    8   100     100     N/A        N/A


 2239    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2241    4   100     100     N/A        N/A


 2242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2243    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2244    7   100     100     N/A        N/A


 2245    8   100     100     N/A        N/A


 2246    9   100     100     N/A        N/A


 2247    8   3       73      3          73


 2248    7   100     100     N/A        N/A


 2249    7   100     100     N/A        N/A


 2250    7   100     100     N/A        N/A


 2251    8   100     100     N/A        N/A


 2252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2253    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2254    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2255    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2256    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2257    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2258    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2259    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2260    8   100     100     N/A        N/A


 2261    9   100     100     N/A        N/A


 2262   10   100     100     N/A        N/A


 2263   11   100     100     N/A        N/A


 2264   10   1       73      1          73


 2265    9   100     100     N/A        N/A


 2266   10   100     100     N/A        N/A


 2267    8   100     100     N/A        N/A


 2268    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2269    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2270    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2271    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2272    4   100     100     N/A        N/A



 2273    4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2274    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2275    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2276    4            GS MEZZANINE PARTNERS 2006 PIA FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2277    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2278    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2279    4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2280    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2281    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2282    3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2283    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND                          Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2284    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2285    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2286    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2287    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2288    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2289    8                        GSMP V OFFSHORE S.a r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2290    8                        GSMP V OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2291    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2292    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2293    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2294    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2295    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2296    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 2297    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2298    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          Wilmington     DE    UNITED
                      FUND ONSHORE, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 2299    4            GS MEZZANINE PARTNERS V PIA FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2300    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2301    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2302    4            GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2303    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2304    6                  GS MEZZANINE PARTNERS V EMPLOYEE                         Other          Wilmington     DE    UNITED
                            MASTER FUND ONSHORE, L.P.                                Financial                           STATES
                                                                                     Vehicles
 2305    6                  GS MEZZANINE PARTNERS V, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2306    4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2307    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2308    4            GS MEZZANINE PARTNERS V PMD FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2309    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2310    5               GS MEZZANINE PARTNERS V                                     Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2311    6                  GS MEZZANINE PARTNERS V                                  Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2312    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2313    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2314    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2315    8                        GSMP V INSTITUTIONAL S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2316    8                        GSMP V INSTITUTIONAL US, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2317    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2318    6                  GS MEZZANINE PARTNERS V                                  Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2319    5               GS MEZZANINE PARTNERS V OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2320    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2321    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2322    4               GS MEZZANINE PARTNERS V PMD FUND                            Other          George Town          CAYMAN
                         OFFSHORE, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2323    5                  GS MEZZANINE PARTNERS V PMD FUND                         Other          George Town          CAYMAN
                            OFFSHORE, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2324    4               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2325    3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2326    3         GS MUNICIPAL PRODUCTS L.L.C.                                      Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2327    3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2328    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2329    5               GOLDMAN SACHS PRIVATE EQUITY GROUP                          Other          Wilmington     DE    UNITED
                         MASTER FUND I, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2330    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2331    3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2332    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2333    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2334    3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2335    3         GS TRUST, SERIES 2006-101G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2336    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-101G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2337    3         GS TRUST, SERIES 2006-49G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2338    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-49G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2339    3         GS TRUST, SERIES 2006-50G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2340    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-50G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2341    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-51G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2342    3         GS TRUST, SERIES 2006-51G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2343    3         GS TRUST, SERIES 2007-100G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2344    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-100G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2345    3         GS TRUST, SERIES 2007-103G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2346    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-103G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2347    3         GS TRUST, SERIES 2007-122G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2348    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-122G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2349    3         GS TRUST, SERIES 2007-123G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2350    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-123G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2351    3         GS TRUST, SERIES 2007-29G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2352    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-29G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2353    3         GS TRUST, SERIES 2007-53G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2354    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-53G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2355    3         GS TRUST, SERIES 2007-57G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2356    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-57G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2357    3         GS TRUST, SERIES 2007-67G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2358    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-67G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2359    3         GS TRUST, SERIES 2007-74G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2360    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-74G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2361    3         GS TRUST, SERIES 2007-75G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2362    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-75G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2363    3         GS TRUST, SERIES 2007-82G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2364    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-82G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2365    3         GS TRUST, SERIES 2007-92G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2366    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-92G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2367    3         GS TRUST, SERIES 2007-98                                          Trust,         Newark         DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2368    3         GS TRUST, SERIES 2008-14G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2369    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-14G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2370    3         GS TRUST, SERIES 2008-23G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2371    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-23G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts

 2273    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2274    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2275    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2276    4   100     100     N/A        N/A


 2277    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2278    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2281    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2282    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2283    4   100     100     N/A        N/A


 2284    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2285    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2286    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2287    8   100     100     N/A        N/A


 2288    8   100     100     N/A        N/A


 2289    8   100     100     N/A        N/A


 2290    8   100     100     N/A        N/A


 2291    9   11      100     N/A        N/A





 2292    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2295    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2296    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2298    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2302    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2303    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2304    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2305    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2306    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2307    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2309    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2310    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2311    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2312    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2313    8   100     100     N/A        N/A


 2314    8   100     100     N/A        N/A


 2315    8   100     100     N/A        N/A


 2316    8   100     100     N/A        N/A


 2317    9   1       100     N/A        N/A





 2318    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2319    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2320    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2321    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2322    4   100     100     N/A        N/A


 2323    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2324    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2325    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2326    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2327    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2328    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2329    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2330    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2332    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2333    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2334    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2335    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2336    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2337    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2338    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2339    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2340    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2341    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2342    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2343    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2344    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2345    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2346    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2347    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2348    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2349    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2350    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2351    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2352    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2353    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2354    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2355    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2356    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2357    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2358    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2359    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2360    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2361    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2362    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2363    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2364    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2365    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2366    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2367    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2368    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2369    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2370    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2371    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.




 2372    3         GS TRUST, SERIES 2008-25G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2373    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-25G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2374    3         GS TRUST, SERIES 2008-26GZ                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2375    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-26GZ                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2376    3         GS TRUST, SERIES 2008-2G                                          Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2377    4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G                     Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2378    3         GS TRUST, SERIES 2008-34G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2379    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-34G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2380    3         GS TRUST, SERIES 2008-35G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2381    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-35G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2382    3         GS TRUST, SERIES 2008-36G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2383    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-36G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2384    3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
 2385    3         LIFELOCK, INC.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2386    4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY                      Other          Missoula       MT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2387    3         PATENT SKY LLC                                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2388    3         PIVOTAL HOLDINGS LTD.                                             Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2389    4            PIVOTAL PAYMENTS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2390    4            Pivotal Payments Corporation                                   Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2391    3         READY CAPITAL GROUP LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2392    3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2393    4            BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2394    4            STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2395    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 2396    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2397    2      GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                               Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2398    3         Goldman Sachs Gives gemeinnutzige GmbH                            Trust,         Frankfurt            GERMANY
                                                                                     Fiduciary, and am Main
                                                                                     Custody
                                                                                     Activities
 2399    2      GOLDMAN, SACHS & CO. FINANZ GMBH                                     Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2400    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2401    2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                                 Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2402    2      GOLDMAN, SACHS MANAGEMENT GP GMBH                                    Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2403    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2404    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2405    2      GS - MPIM I, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2406    2      GS - MPIM II, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2407    2      GS 2280 FDB MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2408    2      GS 230 PARK ADVISORS, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2409    3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2410    2      GS 5555 HOLLYWOOD MEMBER LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2411    2      GS ACA, LLC                                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2412    2      GS ADVISORS 2000, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2413    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2414    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2415    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2416    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2417    4            GSCP 2000 OFFSHORE CCH HOLDING                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2418    5               GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2419    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2420    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2421    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2422    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2423    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2424    4            GSCP 2000 CEBRIDGE HOLDINGS CORP.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2425    5               CEQUEL COMMUNICATIONS HOLDINGS, LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2426    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2427    2      GS ADVISORS II, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2428    3         GS CAPITAL PARTNERS II OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2429    2      GS ADVISORS III, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2430    3         GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                       Other          Berlin               GERMANY
                   PARTNERSHIP                                                       Financial
                                                                                     Vehicles
 2431    3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2432    3         GS CAPITAL PARTNERS III, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2433    2      GS ADVISORS V AIV, LTD.                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2434    3         GSCP V AIV, L.P.                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2435    3         GSCP V INSTITUTIONAL AIV, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2436    2      GS ADVISORS V, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2437    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2438    3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2439    3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2440    3         GS CAPITAL PARTNERS V, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2441    3         GS PRYSMIAN CO-INVEST GP LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2442    2      GS ADVISORS VI AIV, LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2443    3         GSCP VI AIV, L.P.                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2444    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2445    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2446    3         GSCP VI PARALLEL AIV, L.P.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2447    4            GS LUX DEBT HOLDINGS S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2448    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2449    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2450    2      GS ADVISORS VI, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2451    3         GS CAPITAL PARTNERS VI GMBH & CO. KG                              Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2452    3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2453    3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2454    3         GS CAPITAL PARTNERS VI, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2455    2      GS ADVISORS, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2456    3         GS CAPITAL PARTNERS II, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2457    2      GS AT ADVISORS, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2458    2      GS AYCO HOLDING LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2459    3         MERCER ALLIED COMPANY, L.P.                                       Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2460    3         SARATOGA SPRINGS LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2461    4            THE AYCO COMPANY, L.P.                                         Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2462    5               MERCER ALLIED COMPANY, L.P.                                 Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2463    5               THE AYCO SERVICES AGENCY, L.P.                              Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2464    6                  MERCAY CORPORATION                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2465    7                     THE AYCO SERVICES INSURANCE                           Insurance      Albany         NY    UNITED
                                AGENCY, INC.                                         Agencies and                        STATES
                                                                                     Brokerages
 2466    3         THE AYCO COMPANY, L.P.                                            Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2467    3         THE AYCO SERVICES AGENCY, L.P.                                    Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2468    2      GS BMET ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2469    3         GOLDMAN SACHS BMET INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2470    2      GS BMET OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 2372    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2373    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2374    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2375    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2376    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2377    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2378    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2379    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2380    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2381    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2382    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2383    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2384    3   100     100     N/A        N/A


 2385    3   70      70      N/A        N/A


 2386    4   100     100     N/A        N/A


 2387    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2388    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 2389    4   100     100     N/A        N/A


 2390    4   100     100     N/A        N/A


 2391    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2392    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2394    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2395    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2396    4   90      100     N/A        N/A


 2397    2   100     100     N/A        N/A


 2398    3   100     100     N/A        N/A



 2399    2   100     100     N/A        N/A


 2400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2401    2   100     100     N/A        N/A



 2402    2   100     100     N/A        N/A


 2403    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2404    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2405    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2406    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2407    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2409    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2410    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2411    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2412    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2413    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2414    4   2       13      5          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2415    4   3       44      N/A        N/A


 2416    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2417    4   100     100     N/A        N/A


 2418    5   100     100     N/A        N/A


 2419    4   10      99      N/A        N/A




 2420    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2421    4   7       13      15         27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2422    4   10      44      N/A        N/A


 2423    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2424    4   100     100     N/A        N/A


 2425    5   1       36      N/A        N/A


 2426    4   28      99      N/A        N/A




 2427    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2428    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2430    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2431    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2432    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2433    2   100     100     N/A        N/A


 2434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2435    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2436    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2437    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 2438    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2439    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2440    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2441    3   50      100     N/A        N/A


 2442    2   100     100     N/A        N/A


 2443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2444    4   7       50      N/A        N/A


 2445    4   N/A     100     5          16


 2446    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2447    4   1       100     N/A        N/A


 2448    4   1       50      N/A        N/A


 2449    4   N/A     100     2          16


 2450    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2451    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                    Partner.

 2452    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2453    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2454    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2455    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2456    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2457    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2458    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2459    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2460    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2461    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2462    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2463    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2464    6   100     100     N/A        N/A


 2465    7   100     100     N/A        N/A


 2466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2467    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2468    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2469    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2470    2   100     100     N/A        N/A



 2471    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2472    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2473    4            GOLDMAN SACHS BMET INVESTORS OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2474    2      GS BPC Parking Garage, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2475    2      GS CABLE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2476    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2477    4            CEQUEL COMMUNICATIONS HOLDINGS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2478    2      GS CABLE INVESTORS SLP, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2479    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2480    2      GS CAPITAL OPPORTUNITIES LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2481    3         GS FINANCING OPPORTUNITIES LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2482    2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2483    3         ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                      Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2484    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2485    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2486    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2487    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2488    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2489    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2490    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2491    2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG                  Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
 2492    2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2493    2      GS CAPITAL PARTNERS 2000, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2494    2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW                           Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2495    2      GS CAPITAL PARTNERS II OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2496    2      GS CAPITAL PARTNERS II, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2497    2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                          Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2498    2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2499    2      GS CAPITAL PARTNERS III, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2500    2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2501    2      GS CAPITAL PARTNERS V GMBH & CO. KG                                  Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2502    2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2503    2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2504    2      GS CAPITAL PARTNERS V PCP FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2505    2      GS CAPITAL PARTNERS V PIA FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2506    2      GS CAPITAL PARTNERS V, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2507    2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2508    2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2509    2      GS CAPITAL PARTNERS VI GMBH & CO. KG                                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2510    2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2511    2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2512    2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2513    2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2514    2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2515    2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                            Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2516    2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2517    2      GS CAPITAL PARTNERS VI, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2518    2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2519    2      GS DGC ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2520    3         GOLDMAN SACHS DGC INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2521    2      GS DGC OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2522    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE                              Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2523    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2524    4            GOLDMAN SACHS DGC INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2525    2      GS DIRECT, L.L.C.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2526    2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2527    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND                         Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2528    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2529    2      GS DIVERSIFIED FUNDING LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2530    3         GS DIVERSIFIED HOLDINGS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2531    3         GS DIVERSIFIED INVESTMENTS LIMITED                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2532    4            GS CAPITAL FUNDING (UK) 1 LIMITED                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2533    2      GS EDMC ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2534    3         GOLDMAN SACHS EDMC INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2535    2      GS EDMC INVESTORS SLP, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2536    2      GS EMERGING MARKET REAL ESTATE FUND, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2537    2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2538    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2539    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2540    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2541    2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2542    2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2543    3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2544    3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2545    3         GS PIA 2000 EMPLOYEE FUND, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2546    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2547    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2548    3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2549    4            GS EMPLOYEE FUND 2000 OFFSHORE                                 Other          George Town          CAYMAN
                      (CORPORATE), L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2550    2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2551    3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2552    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2553    2      GS FINANCE CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2554    2      GS FINANCIAL SERVICES II, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2555    3         AMAGANSETT ASSETS                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2556    3         GOLDMAN SACHS ZTP S.a r.l.                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2557    4            GOLDMAN SACHS HOLDINGS SARL                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2558    5               GS DERIVATIVES INCOME MANAGEMENT SARL                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2559    5               GS FIXED INCOME MANAGEMENT SARL                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2560    3         GS FUNDING EUROPE                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2561    4            AMAGANSETT FUNDING LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2562    4            AMAGANSETT II ASSETS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2563    4            GS FUNDING EUROPE I LTD.                                       Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 2564    5               GS FUNDING EUROPE II LTD.                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2565    4            GS FUNDING EUROPE II LTD.                                      Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2566    2      GS FINANCIAL SERVICES L.P. (DEL)                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2567    2      GS FUNDING OPPORTUNITIES II LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2568    3         GS FUNDING OPPORTUNITIES LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2569    2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2471    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2472    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2474    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2475    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2476    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2477    4   3       36      N/A        N/A


 2478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2479    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2481    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2482    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2483    3   2       13      4          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2484    3   1       36      N/A        N/A


 2485    3   3       44      N/A        N/A


 2486    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2487    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2488    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2489    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2490    3   8       99      N/A        N/A




 2491    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2492    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2493    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2494    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2495    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2496    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2497    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2498    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2499    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2500    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2501    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2502    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2503    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2504    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2505    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2506    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2507    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2508    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2509    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2510    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2511    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2513    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2514    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2515    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2516    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2517    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2518    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2519    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2520    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2521    2   100     100     N/A        N/A


 2522    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2523    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2524    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2525    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2526    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2527    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2528    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2529    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2530    3   100     100     N/A        N/A


 2531    3   100     100     N/A        N/A


 2532    4   100     100     N/A        N/A


 2533    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2534    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2535    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2536    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2537    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2538    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2539    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2540    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2541    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2542    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2543    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2544    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2545    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2546    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2547    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2548    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2549    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2551    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2552    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2553    2   100     100     N/A        N/A


 2554    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2555    3   100     100     N/A        N/A


 2556    3   100     100     N/A        N/A


 2557    4   100     100     N/A        N/A


 2558    5   100     100     N/A        N/A


 2559    5   100     100     N/A        N/A


 2560    3   100     100     N/A        N/A


 2561    4   100     100     N/A        N/A


 2562    4   100     100     N/A        N/A


 2563    4   100     100     N/A        N/A


 2564    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 2565    4   10      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 2566    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2567    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2568    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2569    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2570    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2571    4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2572    5               GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2573    6                  MATADOR INFRA B.V.                                       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2574    7                     RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    Open-End       Mexico City          MEXICO
                                                                                     Investment
                                                                                     Funds
 2575    5               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2576    5               GSIP GLOBAL ADVISORS 2006, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2577    6                  GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2578    5               GSPX CARRIX LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2579    6                  GSPX, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2580    5               GSPX, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2581    5               Knight Holdco LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2582    5               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2583    5               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2584    2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2585    2      GS GLOBAL INVESTMENTS, CO.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2586    3         GS GLOBAL INVESTMENTS UK, INC.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2587    4            COUNTY UK LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2588    5               COUNTY FUNDING                                              Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 2589    6                  COUNTY ASSETS LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2590    2      GS GLOBAL MARKETS, INC.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2591    2      GS HULL HOLDING, INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2592    3         THE HULL GROUP, L.L.C.                                            Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2593    4            HULL TRADING UK                                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2594    4            SLK-HULL DERIVATIVES LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2595    5               HULL TRADING UK                                             Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2596    2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2597    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2598    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2599    2      GS INDIA HOLDINGS L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2600    2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2601    3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2602    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2603    4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                   Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2604    5               MATADOR INFRA B.V.                                          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2605    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2606    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2607    4            MATADOR GEN PAR B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2608    5               GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2609    4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2610    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2611    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2612    4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2613    5               GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2614    6                  GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2615    7                     GSPX, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2616    4            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2617    4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2618    4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2619    4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2620    5               GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2621    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2622    4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2623    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2624    5               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2625    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2626    7                     GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2627    8                        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2628    8                        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2629    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2630    7                     GS INFRASTRUCTURE OFFSHORE                            Other          Wilmington     DE    UNITED
                               TXU HOLDINGS DELAWARE, L.P.                           Financial                           STATES
                                                                                     Vehicles
 2631    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2632    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2633    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2634    4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2635    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2636    2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2637    3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2638    3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2639    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2640    2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2641    3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2642    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2643    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2644    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS                       Other          George Town          CAYMAN
                      I-A EMPLOYEE FUND, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 2645    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2646    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2647    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P. Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2648    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2649    2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2650    2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2651    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2652    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2653    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2654    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2655    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II SCA                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2656    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2657    2      GS INVESTMENT STRATEGIES CANADA INC.                                 Investment     Toronto        ON    CANADA
                                                                                     Advice
 2658    2      GS INVESTMENT STRATEGIES, LLC                                        Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 2659    3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2660    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                       Investment                          ISLANDS
                                                                                     Funds
 2661    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND HOLDINGS, L.P.                                Investment                          STATES
                                                                                     Funds
 2662    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 2663    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       Wilmington     DE    UNITED
                         AGGREGATING FUND HOLDINGS, L.P.                             Investment                          STATES
                                                                                     Funds
 2664    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         MASTER FUND, L.P.                                           Investment                          ISLANDS
                                                                                     Funds
 2665    4            GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2666    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2667    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, L.P.  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2668    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER                      Open-End       Camana Bay           CAYMAN
                      OFFSHORE EMPLOYEE FUND, L.P.                                   Investment                          ISLANDS
                                                                                     Funds

 2570    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2571    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2572    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2573    6   98      100     N/A        N/A


 2574    7   79      79      N/A        N/A


 2575    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2576    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2577    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2578    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2579    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2580    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2581    5   2       25      N/A        N/A


 2582    5   N/A     2       2          24


 2583    5   N/A     100     1          11


 2584    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2585    2   100     100     N/A        N/A


 2586    3   100     100     N/A        N/A


 2587    4   100     100     100        100


 2588    5   100     100     N/A        N/A


 2589    6   100     100     N/A        N/A


 2590    2   100     100     N/A        N/A


 2591    2   100     100     N/A        N/A


 2592    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2593    4   99      100     N/A        N/A


 2594    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2595    5   1       100     N/A        N/A


 2596    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2598    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2599    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2600    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2602    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2603    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2604    5   1       100     N/A        N/A


 2605    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2606    4   1       25      N/A        N/A


 2607    4   100     100     N/A        N/A


 2608    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2609    4   1       2       N/A        24


 2610    4   N/A     100     1          11


 2611    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2613    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2614    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2615    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2617    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2618    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2619    4   100     100     N/A        N/A


 2620    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2621    6   1       25      N/A        N/A


 2622    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2624    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2625    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2626    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2627    8   N/A     2       6          24


 2628    8   N/A     100     2          11


 2629    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2630    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2631    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2632    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2633    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2634    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2635    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2636    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2637    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2638    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2639    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2640    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2641    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2642    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2643    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2644    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2645    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2646    3   100     100     N/A        N/A


 2647    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2648    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2649    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2650    2   100     100     N/A        N/A


 2651    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2652    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2653    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2654    2   100     100     N/A        N/A


 2655    3   100     100     N/A        N/A


 2656    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2657    2   100     100     N/A        N/A

 2658    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 2659    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2660    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2661    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2662    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2663    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2664    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2665    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2666    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2667    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2668    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2669    4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2670    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 2671    4            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2672    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2673    4            GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2674    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2675    4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2676    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2677    3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2678    4            GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2679    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2680    2      GS ISS ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2681    3         GOLDMAN SACHS ISS INVESTORS, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2682    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2683    2      GS JRVR OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2684    3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2685    2      GS KMI ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2686    3         GOLDMAN SACHS KMI INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2687    2      GS KMI INVESTORS SLP, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2688    2      GS LEG INVESTORS (EURO) COMPANY                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2689    2      GS LEG INVESTORS COMPANY                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2690    2      GS LOAN PARTNERS I ADVISORS, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2691    3         GS LOAN PARTNERS I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2692    4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2693    5               GSLP I OFFSHORE A S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2694    5               GSLP I OFFSHORE HOLDINGS FUND A, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2695    3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2696    3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2697    2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2698    2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2699    3         GS LOAN PARTNERS I OFFSHORE B, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2700    4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2701    5               GSLP I OFFSHORE B S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2702    5               GSLP I OFFSHORE HOLDINGS FUND B, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2703    3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2704    3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2705    2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2706    3         GS LOAN PARTNERS I OFFSHORE C, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2707    4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2708    5               GSLP I OFFSHORE C S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2709    5               GSLP I OFFSHORE HOLDINGS FUND C, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2710    3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2711    3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2712    2      GS LOAN PARTNERS I OFFSHORE B, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2713    2      GS LOAN PARTNERS I OFFSHORE C, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2714    2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2715    3         GS LOAN PARTNERS I ONSHORE, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2716    2      GS LOAN PARTNERS I ONSHORE, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2717    2      GS LOAN PARTNERS I, L.P.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2718    2      GS LPII HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2719    2      GS LVB ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2720    2      GS MACRO INVESTMENTS LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2721    2      GS MBEYE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2722    3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2723    2      GS MEHETIA CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2724    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2725    4            MEHETIA HOLDINGS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2726    5               MEHETIA INC.                                                All Other      Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2727    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2728    2      GS MEHETIA LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2729    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2730    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2731    2      GS MEZZANINE ADVISORS 2006, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2732    3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2733    3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2734    3         GS MEZZANINE PARTNERS 2006, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2735    2      GS MEZZANINE ADVISORS II, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2736    3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2737    3         GS MEZZANINE PARTNERS II, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2738    2      GS MEZZANINE ADVISORS III, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2739    3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2740    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2741    5               GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2742    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2743    6                  GSMP 3 S.A.R.L.                                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2744    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2745    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2746    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2747    5               GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2748    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2749    6                  GSMP 3 ONSHORE S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2750    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2751    2      GS MEZZANINE ADVISORS V, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2752    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2753    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2754    3         GS MEZZANINE PARTNERS V, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2755    2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2756    2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2757    2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2758    2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2759    2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2760    2      GS MEZZANINE PARTNERS 2006, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2761    2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2762    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2763    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2764    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2765    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2766    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2767    2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2669    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2670    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2671    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2672    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2674    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2675    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2676    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2677    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2678    4   100     100     N/A        N/A


 2679    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2680    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2681    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2682    4   3       44      N/A        N/A


 2683    2   100     100     N/A        N/A


 2684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2688    2   100     100     N/A        N/A


 2689    2   100     100     N/A        N/A


 2690    2   100     100     N/A        N/A


 2691    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2693    5   100     100     N/A        N/A


 2694    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2695    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2697    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2698    2   100     100     N/A        N/A


 2699    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2700    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2701    5   100     100     N/A        N/A


 2702    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2704    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2705    2   100     100     N/A        N/A


 2706    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2707    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2708    5   100     100     N/A        N/A


 2709    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2711    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2712    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2713    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2714    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2715    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2716    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2717    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2719    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2721    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2722    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2723    2   100     100     N/A        N/A


 2724    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2725    4   30      100     N/A        N/A


 2726    5   100     100     N/A        N/A



 2727    3   20      100     N/A        N/A


 2728    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2730    3   50      100     N/A        N/A


 2731    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2732    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2735    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2738    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2739    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2740    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2741    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2742    6   1       99      N/A        N/A


 2743    6   100     100     N/A        N/A


 2744    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2745    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2746    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2747    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2748    6   2       99      N/A        N/A


 2749    6   100     100     N/A        N/A


 2750    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2751    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2752    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2754    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2755    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2756    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2757    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2758    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2759    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2760    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2761    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2762    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2763    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2764    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2765    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2766    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2767    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2768    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2769    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2770    3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2771    4            GS MEZZANINE PARTNERS III PIA FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2772    3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2773    2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2774    2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2775    2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2776    2      GS MEZZANINE PARTNERS III, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2777    2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2778    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2779    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          Wilmington     DE    UNITED
                ONSHORE, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2780    2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2781    2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2782    2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2783    3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                      Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2784    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2785    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2786    2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2787    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2788    3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2789    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2790    2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2791    2      GS MEZZANINE PARTNERS V, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2792    2      GS MORTGAGE SECURITIES CORP.                                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2793    2      GS MORTGAGE SECURITIES CORPORATION II                                Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2794    2      GS MUNICIPAL PRODUCTS L.L.C.                                         Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2795    2      GS NEW MARKETS FUND PNR, INC.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2796    3         GS NEW MARKETS FUND, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2797    2      GS NEW MARKETS FUND, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2798    2      GS OPPORTUNITY ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2799    3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2800    3         GS OPPORTUNITY PARTNERS, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2801    2      GS PCP CORE PLUS 2002 GP, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2802    3         GS PCP CORE PLUS REAL ESTATE INCOME FUND                          Other          Wilmington     DE    UNITED
                   2002, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2803    4            GS CORE PLUS REAL ESTATE INCOME FUND                           Other          Wilmington     DE    UNITED
                      2002, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2804    2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2805    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND III, LLC                                                     Financial                           STATES
                                                                                     Vehicles
 2806    2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2807    2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2808    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND V, L.L.C.                                                    Financial                           STATES
                                                                                     Vehicles
 2809    2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2810    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND VI, LLC                                                      Financial                           STATES
                                                                                     Vehicles
 2811    4            Goldman Sachs Private Equity Group Master                      Other          Wilmington     DE    UNITED
                      Fund VI, LLC                                                   Financial                           STATES
                                                                                     Vehicles
 2812    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2813    6                  GS PEP SAFWAY HOLDINGS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2814    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2815    6                  GOLDMAN SACHS PRIVATE EQUITY                             Other          George Town          CAYMAN
                            HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2816    7                     GSPEH RAVEN MANAGER STAKE LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2817    2      GS PIA 2000 EMPLOYEE FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2818    2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2819    2      GS PIA ADVISORS I, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2820    3         GS PIA PARTNERS I, L.P.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2821    2      GS PIA PARTNERS I, L.P.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2822    2      GS POWER HOLDINGS LLC                                                Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2823    3         COGENTRIX ENERGY, LLC                                             Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2824    4            CALYPSO ENERGY HOLDINGS LLC                                    Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2825    5               BEALE GENERATING COMPANY LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2826    6                  JMC SELKIRK HOLDINGS, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2827    7                     JMC SELKIRK LLC                                       Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2828    8                        PENTAGEN INVESTORS, L.P.                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2829    9                           SELKIRK COGEN PARTNERS, L.P.                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2830   10                              SELKIRK COGEN FUNDING CORPORATION            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2831    8                        SELKIRK COGEN PARTNERS, L.P.                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2832    5               COGENTRIX MID-AMERICA, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2833    6                  COGENTRIX COTTAGE GROVE, LLC                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2834    6                  COGENTRIX WHITEWATER, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2835    7                     LSP-WHITEWATER I LLC                                  Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2836    8                        LSP-WHITEWATER LIMITED PARTNERSHIP                 Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2837    7                           LSP-WHITEWATER LIMITED PARTNERSHIP              Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2838    5               COGENTRIX OF RATHDRUM, LLC                                  Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2839    6                  RATHDRUM POWER, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2840    5               COGENTRIX/CARNEYS POINT, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2841    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2842    5               COGENTRIX/LOGAN, LLC                                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2843    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2844    7                     GRANITE WATER SUPPLY COMPANY, INC.                    Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2845    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2846    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2847    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2848    6                  LOGAN GENERATING COMPANY, L.P.                           Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2849    5               COGENTRIX/NORTHAMPTON, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2850    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2851    7                     NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2852    7                     NORTHAMPTON WATER SUPPLY, INC.                        Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2853    5               COGENTRIX/PLAINS END HOLDINGS, LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2854    5               COGENTRIX/SCRUBGRASS, LLC                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2855    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2856    7                     CLEARFIELD PROPERTIES, INC.                           Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2857    7                     LEECHBURG PROPERTIES, INC.                            Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2858    5               EAGLE POWER II LLC                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2859    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2860    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2861    6                  LOGAN POWER LP                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2862    7                     LOGAN GENERATING COMPANY, L.P.                        Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2863    5               FALCON POWER LLC                                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2864    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2865    6                  SCRUBGRASS POWER LLC                                     Offices of     Harrisburg     PA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2866    7                     SCRUBGRASS GENERATING COMPANY, L.P.                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation

 2768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2770    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2772    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2776    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2777    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2779    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2780    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2781    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2782    2   100     100     N/A        N/A


 2783    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2784    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2785    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2786    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2787    2   44      44      N/A        N/A


 2788    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2789    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2790    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2791    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2792    2   100     100     N/A        N/A





 2793    2   100     100     N/A        N/A





 2794    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2795    2   100     100     N/A        N/A


 2796    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2797    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2798    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2800    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2801    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2803    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2805    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2806    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2807    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2808    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2809    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2810    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2812    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2813    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2814    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2815    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2816    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2817    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2819    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2820    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2821    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2822    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2824    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2825    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2826    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2827    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2828    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2829    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2830   10   100     100     N/A        N/A


 2831    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2832    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2833    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2834    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2835    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2836    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2837    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2838    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2839    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2840    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2841    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2842    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2843    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2844    7   100     100     N/A        N/A

 2845    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2846    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2847    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2848    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2849    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2850    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2851    7   100     100     N/A        N/A



 2852    7   100     100     N/A        N/A

 2853    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2854    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2855    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2856    7   100     100     N/A        N/A



 2857    7   100     100     N/A        N/A



 2858    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2859    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2860    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2861    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2863    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2864    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2865    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2866    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2867    5               GARNET POWER, LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2868    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2869    5               HICKORY POWER LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2870    5               JAEGER II LLC                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2871    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2872    5               LOGAN POWER LP                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2873    5               PALM POWER LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2874    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2875    7                     INDIANTOWN COGENERATION FUNDING CORPORATION           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2876    6                  THALEIA, LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2877    7                     INDIANTOWN COGENERATION, L.P.                         Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2878    7                     INDIANTOWN PROJECT INVESTMENT PARTNERSHIP,            Offices of     Wilmington     DE    UNITED
                               L.P.                                                  Other Holding                       STATES
                                                                                     Companies
 2879    8                        INDIANTOWN COGENERATION, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2880    5               PEREGRINE POWER LLC                                         Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2881    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2882    5               PLAINS END FINANCING HOLDING COMPANY, LLC                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2883    6                  PLAINS END FINANCING, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2884    7                     PLAINS END II, LLC                                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2885    7                     PLAINS END, LLC                                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2886    5               TOPAZ POWER, LLC                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2887    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2888    5               TOYAN ENTERPRISES, LLC                                      Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2889    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2890    6                  INDIANTOWN PROJECT INVESTMENT PARTNERSHIP, L.P.          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2891    5               WINDSOR FINANCING HOLDING COMPANY, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2892    6                  WINDSOR FINANCING LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2893    7                     SPRUANCE GENCO, LLC                                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2894    4            COGENTRIX DELAWARE HOLDINGS, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2895    5               COGENTRIX EASTERN AMERICA, LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2896    6                  CEDAR POWER CORPORATION                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2897    7                     CEDAR I POWER CORPORATION                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2898    8                        CEDAR II POWER CORPORATION                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2899    6                  COGENTRIX POWER HOLDINGS II LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2900    7                     COGENTRIX ENERGY POWER COMPANY LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2901    8                        COGENTRIX SOLAR SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2902    9                           APACHE SOLAR ENERGY, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2903    9                           SOLAR INVESTMENTS I, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2904    9                           SOLAR INVESTMENTS VI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2905    9                           SOLAR INVESTMENTS VIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2906    9                           SOLAR INVESTMENTS X, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2907    9                           SOLAR INVESTMENTS XI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2908    9                           SOLAR INVESTMENTS XIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2909    9                           SOLAR INVESTMENTS XIX, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2910    9                           SOLAR INVESTMENTS XV, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2911    9                           SOLAR INVESTMENTS XVI, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2912    9                           SOLAR INVESTMENTS XVII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2913    9                           SOLAR INVESTMENTS XVIII, LLC                    Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2914    9                           SOLAR INVESTMENTS XX, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2915    9                           SOLAR LAND HOLDINGS LLC                         Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2916    9                           SUNRAY ENERGY, INC.                             Other Electric Sacramento     CA    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2917    8                        FALCON POWER LLC                                   Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2918    8                        INDIAN ORCHARD GENERATING COMPANY, INC.            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2919    8                        JMCS I HOLDINGS, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2920    9                           PENTAGEN INVESTORS, L.P.                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2921    8                        JMCS I MANAGEMENT, LLC                             Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2922    8                        ORCHARD GAS CORPORATION                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2923    8                        RAPTOR HOLDINGS COMPANY                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2924    9                           GRAY HAWK POWER CORPORATION                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2925   10                              CEDAR BAY COGENERATION, INC.                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2926    6                  COGENTRIX/NORTHAMPTON, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2927    5               COGENTRIX ENERGY POWER MARKETING, INC.                      Electric power Raleigh        NC    UNITED
                                                                                     broker                              STATES
 2928    5               COGENTRIX FUELS MANAGEMENT, INC.                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2929    5               COGENTRIX HOLDINGS CORPORATION                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2930    6                  COGENTRIX OF RICHMOND, INC.                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2931    7                     SPRUANCE OPERATING SERVICES, LLC                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2932    6                  COGENTRIX OF ROCKY MOUNT, INC.                           Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2933    7                     EDGECOMBE OPERATING SERVICES, LLC                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2934    6                  COGENTRIX, INC.                                          Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2935    7                     CI PROPERTIES, INC.                                   Other          Raleigh        NC    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2936    7                     COGENTRIX OF VIRGINIA, INC.                           Corporate,     Richmond       VA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2937    8                        CAPISTRANO COGENERATION COMPANY                    Corporate,     Sacramento     CA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2938    9                           JAMES RIVER COGENERATION COMPANY                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2939    8                        JAMES RIVER COGENERATION COMPANY                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2940    7                     COGENTRIX VIRGINIA LEASING CORPORATION                Fossil Fuel    Raleigh        NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2941    7                     COGENTRIX-MEXICO, INC.                                Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2942    5               COGENTRIX OF BIRCHWOOD I, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2943    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2944    5               COGENTRIX OF BIRCHWOOD II, INC.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2945    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2946    5               COGENTRIX PARTS COMPANY, INC.                               Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2947    5               COGENTRIX SOUTHAVEN HOLDINGS II, INC.                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2948    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2949    7                     SOUTHAVEN POWER, LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2950    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2951    5               COGENTRIX SOUTHAVEN HOLDINGS, INC.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2952    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2953    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2954    5               COGENTRIX ZYDECO, LLC                                       Development of Wilmington     DE    UNITED
                                                                                     Coal                                STATES
                                                                                     Gasification
                                                                                     Project
 2955    4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2956    4            COGENTRIX INTERNATIONAL HOLDINGS, INC.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2957    5               COGENTRIX INTERNATIONAL HOLDINGS, BV                        Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 2958    6                  COGENTRIX MAURITIUS COMPANY                              Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2959    6                  YELLOW SEA COGENERATION COMPANY, LTD.                    Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2960    5               COGENTRIX INTERNATIONAL TURKEY I, LLC                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2961    5               COGENTRIX INTERNATIONAL TURKEY II, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2962    5               COGENTRIX INTERNATIONAL TURKEY III, LLC                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2963    5               COGENTRIX INTERNATIONAL UK LIMITED                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2964    6                  ETI ELEKTRIK URETIM, A.S.                                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2965    7                     BASAT ELEKTRIK URETIM VE TICARET L.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation

 2867    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2868    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2869    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2870    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2871    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2872    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2873    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2874    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2875    7   100     100     N/A        N/A


 2876    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2878    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2879    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2880    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2881    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2882    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2883    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2884    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2885    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2886    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2887    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2888    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2889    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2890    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2891    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2892    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2893    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2894    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2895    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2896    6   100     100     N/A        N/A


 2897    7   100     100     N/A        N/A


 2898    8   100     100     N/A        N/A


 2899    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2900    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2901    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2902    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2903    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2904    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2905    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2906    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2907    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2908    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2909    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2910    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2911    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2912    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2913    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2914    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2915    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2916    9   100     100     N/A        N/A


 2917    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2918    8   100     100     N/A        N/A


 2919    8   100     100     N/A        N/A


 2920    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2921    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2922    8   100     100     N/A        N/A

 2923    8   100     100     N/A        N/A


 2924    9   100     100     N/A        N/A


 2925   10   100     100     N/A        N/A


 2926    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2927    5   100     100     N/A        N/A

 2928    5   100     100     N/A        N/A

 2929    5   100     100     N/A        N/A


 2930    6   100     100     N/A        N/A


 2931    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2932    6   100     100     N/A        N/A


 2933    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2934    6   100     100     N/A        N/A


 2935    7   100     100     N/A        N/A



 2936    7   100     100     N/A        N/A




 2937    8   100     100     N/A        N/A




 2938    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2939    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2940    7   100     100     N/A        N/A


 2941    7   100     100     N/A        N/A


 2942    5   100     100     N/A        N/A


 2943    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2944    5   100     100     N/A        N/A


 2945    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2946    5   100     100     N/A        N/A

 2947    5   100     100     N/A        N/A


 2948    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2949    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2950    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2951    5   100     100     N/A        N/A


 2952    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2953    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2955    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2956    4   100     100     N/A        N/A


 2957    5   100     100     N/A        N/A


 2958    6   90      100     N/A        N/A


 2959    6   100     100     N/A        N/A


 2960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2961    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2962    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2963    5   100     100     N/A        N/A


 2964    6   100     100     N/A        N/A


 2965    7   99      99      N/A        N/A



 2966    7                     DERTON ELEKTRIK URETIM VE TICARET A.S.                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2967    7                     DORAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2968    7                     EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2969    7                     FIRAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2970    7                     KARET ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2971    7                     MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2972    7                     SONAT ELEKTRIK URETIM VE TICARET A.S.                 Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2973    7                     UCGEN ENERJI ELEKTRIK URETIM L.S.                     Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2974    7                     YADE ELEKTRIK URETIM VE TICARET L.S.                  Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2975    5               COGENTRIX MAURITIUS COMPANY                                 Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2976    5               COGENTRIX OF BRAZIL, INC.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2977    4            COGENTRIX POWER HOLDINGS I LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2978    5               COGENTRIX OPERATING SERVICES HOLDINGS, LLC                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2979    6                  COTTAGE GROVE OPERATING SERVICES,  LLC                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2980    6                  PLAINS END OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2981    6                  PORTSMOUTH OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2982    6                  RATHDRUM CONSTRUCTION COMPANY, INC.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2983    6                  RATHDRUM OPERATING SERVICES COMPANY, INC.                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2984    6                  SUNRAY OPERATING SERVICES, LLC                           Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2985    6                  WHITEWATER OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2986    5               U.S OPERATING SERVICES HOLDINGS, LLC                        Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2987    6                  POWER SERVICES COMPANY                                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2988    6                  U.S. OPERATING SERVICES COMPANY                          Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2989    6                  USGEN HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2990    7                     POWER SERVICES COMPANY                                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2991    6                  USOSC HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2992    7                     U.S. OPERATING SERVICES COMPANY                       Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2993    4            COGENTRIX WIND HOLDINGS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2994    5               VIENTO DE PUERTO RICO, LLC                                  Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2995    4            GRIDPOINT, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2996    4            SPECTRAWATT, INC.                                              Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2997    3         GRIDPOINT, INC.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2998    2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2999    3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3000    2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3001    3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3002    2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3003    3         GS PRIVATE EQUITY PARTNERS, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3004    4            GS CAPITAL PARTNERS 2000, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3005    2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3006    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND                     Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3007    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE                          Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 3008    4            EDUCATION MANAGEMENT CORPORATION                               Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3009    2      GS PS 90 MEMBER LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3010    2      GS RBD HOLDINGS I CORP.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3011    3         GS RBD HOLDINGS, L.P.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3012    4            OOO GOLDMAN SACHS                                              Securities     Moscow               RUSSIA
                                                                                     Brokerage
 3013    2      GS RBD HOLDINGS II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3014    3         GS RBD HOLDINGS, L.P.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3015    2      GS RE HOLDINGS, INC.                                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3016    3         INSTITUTIONAL LIFE SERVICES (FLORIDA), LLC                        All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3017    3         LONGMORE CAPITAL, LLC                                             All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3018    3         LONGMORE CREDIT SERVICES, LLC                                     All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3019    3         LONGMORE CREDIT, LLC                                              Consumer       Wilmington     DE    UNITED
                                                                                     Lending                             STATES
 3020    3         QXX INDEX CO., LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3021    2      GS REA HOLDINGS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3022    3         GS REA GOLDENBRIDGE HOLDINGS LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3023    2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3024    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CAYMAN) LIMITED PARTNERSHIP                                      Financial                           ISLANDS
                                                                                     Vehicles
 3025    2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3026    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CORPORATE) LIMITED PARTNERSHIP                                   Financial                           ISLANDS
                                                                                     Vehicles
 3027    2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.                  Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3028    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (TREATY) LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 3029    2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,  L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3030    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (U.S.) LIMITED PARTNERSHIP                                        Financial                           STATES
                                                                                     Vehicles
 3031    2      GS REALTY INCOME ADVISORS, L.L.C. 2002                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3032    3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3033    2      GS RISK ADVISORS, INC.                                               Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 3034    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 3035    3         GOLDMAN SACHS RISK ADVISORS, L.P.                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3036    2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD                         Securities     Mexico City          MEXICO
                ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE                  Brokerage
                OBJETO MULTIPLE, ENTIDAD NO REGULADA
 3037    2      GS SITE 25 HOTEL HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3038    3         GS SITE 25 HOTEL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3039    2      GS SITE 25 RETAIL HOLDINGS, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3040    3         GS SITE 25 RETAIL, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3041    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3042    3         AQUAMARINE (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3043    3         GSSOAF HOLDING COMPANY                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3044    4            AQUAMARINE B.V.                                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 3045    4            ASO I (MAURITIUS) LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3046    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3047    4            VERDE INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3048    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3049    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3050    2      GS TRAVELER, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3051    2      GS TXU ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3052    3         GOLDMAN SACHS TXU INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3053    2      GS TXU OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3054    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3055    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3056    4            GOLDMAN SACHS TXU INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3057    2      GS UDC PARTNERS MEMBER LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3058    2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3059    3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3060    3         GS VINTAGE II EMPLOYEE FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3061    2      GS YES ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3062    2      GSAM - THL ACCESS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3063    3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS,  L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3064    4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2966    7   99      99      N/A        N/A


 2967    7   99      99      N/A        N/A


 2968    7   99      99      N/A        N/A


 2969    7   99      99      N/A        N/A


 2970    7   99      99      N/A        N/A


 2971    7   99      99      N/A        N/A


 2972    7   100     100     N/A        N/A


 2973    7   99      99      N/A        N/A


 2974    7   99      99      N/A        N/A


 2975    5   10      100     N/A        N/A


 2976    5   100     100     N/A        N/A


 2977    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2978    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2979    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2980    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2981    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2982    6   100     100     N/A        N/A


 2983    6   100     100     N/A        N/A


 2984    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2985    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2986    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2987    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2988    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2989    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2990    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2991    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2992    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2993    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2994    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2995    4   2       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2996    4   30      30      N/A        N/A

 2997    3   6       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2998    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2999    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3000    2   99      100     N/A        N/A


 3001    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3002    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3003    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3004    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3005    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3006    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3007    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3008    4   1       42      N/A        N/A


 3009    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3010    2   100     100     N/A        N/A


 3011    3    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3012    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3013    2   100     100     N/A        N/A


 3014    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3015    2   100     100     N/A        N/A



 3016    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3017    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3019    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3020    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3021    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3022    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3023    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3024    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3025    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3026    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3027    2   100     100     N/A        N/A



 3028    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3029    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3030    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3031    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3032    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3033    2   100     100     N/A        N/A


 3034    3   1       100     N/A        N/A



 3035    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3036    2   99      100     N/A        N/A


 3037    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3038    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3039    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3040    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3041    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3042    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3043    3   41      100     N/A        N/A


 3044    4   36      100     N/A        N/A


 3045    4   100     100     100        100


 3046    4   34      50      27         49


 3047    4   100     100     N/A        N/A


 3048    2   100     100     N/A        N/A


 3049    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3050    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3051    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3052    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3053    2   100     100     N/A        N/A


 3054    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3055    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3056    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3057    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3058    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3059    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3060    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3061    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3062    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3063    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3064    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3065    4            THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3066    4            THL EQUITY FUND VI - GS ACCESS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3067    3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3068    2      GSAM GEN-PAR II, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3069    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3070    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3071    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3072    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3073    5               GOLDMAN SACHS PERRY PRIVATE                                 Other          George Town          CAYMAN
                         OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                  Financial                           ISLANDS
                                                                                     Vehicles
 3074    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3075    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3076    3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3077    4            GOLDMAN SACHS PETERSHILL FUND, L.P.                            Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3078    4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3079    3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3080    4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 3081    4            GOLDMAN SACHS PETERSHILL PMD QP FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3082    2      GSAM GEN-PAR, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3083    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3084    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3085    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3086    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3087    5               GOLDMAN SACHS COLUMBUS CO-INVESTMENT                        Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3088    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT                              Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3089    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3090    3         GOLDMAN SACHS CONCENTRATED MEZZANINE &                            Other          Wilmington     DE    UNITED
                   DISTRESSED FUND II GP, LLC                                        Financial                           STATES
                                                                                     Vehicles
 3091    4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND                       Other          Wilmington     DE    UNITED
                      DISTRESSED FUND II, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3092    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3093    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS (FL), L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 3094    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      (FL), L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3095    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS II, L.L.C.                                               Financial                           STATES
                                                                                     Vehicles
 3096    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3097    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3098    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3099    5               GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3100    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3101    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3102    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3103    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND III, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3104    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3105    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3106    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3107    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3108    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3109    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND IV, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3110    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3111    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV EMPLOYEE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3112    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      EMPLOYEE FUND OFFSHORE, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3113    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3114    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      PMD QP FUND OFFSHORE, LTD.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3115    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      PMD QP FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3116    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3117    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3118    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3119    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3120    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3121    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3122    5               GOLDMAN SACHS EARLY SECONDARIES FUND                        Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3123    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3124    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3125    3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO                        Other          Wilmington     DE    UNITED
                   STATE ADVISORS, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3126    4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3127    4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3128    5               GOLDMAN SACHS PALMETTO STATE CREDIT                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3129    4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3130    5               GOLDMAN SACHS YES INVESTORS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3131    5               GS LOAN PARTNERS I ONSHORE, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3132    3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3133    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3134    3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3135    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      (NJ) II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3136    3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3137    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3138    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3139    3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3140    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3141    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3142    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3143    3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3144    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3145    3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3146    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3147    3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3148    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3149    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3150    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3151    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3152    5               GOLDMAN SACHS PEP 2004 US-FOCUSED                           Other          George Town          CAYMAN
                         (KP) OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3153    3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3154    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3155    3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3156    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3157    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3158    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3159    3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3160    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3161    3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3162    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3163    3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles

 3065    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3066    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3067    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3068    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3069    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3070    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3071    3   100     100     N/A        N/A


 3072    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3073    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3074    3   100     100     N/A        N/A


 3075    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3076    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3077    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3078    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3079    3   100     100     N/A        N/A


 3080    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3081    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3082    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3083    3   100     100     N/A        N/A


 3084    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3085    3   100     100     N/A        N/A


 3086    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3087    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3088    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3090    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3093    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3094    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3095    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3096    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3097    3   100     100     N/A        N/A


 3098    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3099    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3100    3   100     100     N/A        N/A


 3101    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3102    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3103    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3104    3   100     100     N/A        N/A


 3105    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3106    3   100     100     N/A        N/A


 3107    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3108    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3109    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3110    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3111    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3112    4   100     100     N/A        N/A


 3113    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3114    4   100     100     N/A        N/A


 3115    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3116    3   100     100     N/A        N/A


 3117    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3118    3   100     100     N/A        N/A


 3119    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3120    3   100     100     N/A        N/A


 3121    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3122    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3123    3   100     100     N/A        N/A


 3124    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3125    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3126    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3127    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3128    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3129    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3130    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3131    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3132    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3133    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3134    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3135    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3136    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3137    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3138    5   1       42      N/A        N/A


 3139    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3140    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3141    5   1       42      N/A        N/A


 3142    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3143    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3144    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3145    3   100     100     N/A        N/A


 3146    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3147    3   100     100     N/A        N/A


 3148    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3149    5   1       42      N/A        N/A


 3150    3   100     100     N/A        N/A


 3151    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3152    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3153    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3154    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3155    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3156    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3157    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3158    5   1       30      N/A        N/A


 3159    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3160    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3161    3   100     100     N/A        N/A


 3162    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3163    3   100     100     N/A        N/A



 3164    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3165    3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3166    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      ASIA FUND, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3167    3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3168    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      ASIA OFFSHORE FUND, L.P.                                       Financial                           ISLANDS
                                                                                     Vehicles
 3169    3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3170    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3171    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3172    3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3173    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - DIRECT INVESTMENT FUND, L.P.                                 Financial                           STATES
                                                                                     Vehicles
 3174    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3175    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3176    3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3177    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - MANAGER FUND, L.P.                                           Financial                           STATES
                                                                                     Vehicles
 3178    3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3179    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3180    3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3181    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3182    5               GS PEP IX Offshore YES Holdings Corp.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3183    6                  YES NETWORK HOLDING COMPANY, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3184    5               GS PEP SAFWAY HOLDINGS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3185    3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3186    4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3187    3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3188    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3189    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3190    3         GOLDMAN SACHS PEP X DIRECT INVESTMENT                             Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3191    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      DIRECT INVESTMENT FUND, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 3192    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3193    3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3194    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      MANAGER FUND, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3195    3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3196    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3197    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3198    3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3199    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3200    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   ENERGY ADVISORS, L.L.C.                                           Financial                           STATES
                                                                                     Vehicles
 3201    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      ENERGY FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3202    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3203    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3204    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3205    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.        Financial                           ISLANDS
                                                                                     Vehicles
 3206    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.                       Financial                           ISLANDS
                                                                                     Vehicles
 3207    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 3208    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3209    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Financial                           STATES
                                                                                     Vehicles
 3210    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND II, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3211    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3212    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3213    5               GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS,  L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3214    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.                    Financial                           ISLANDS
                                                                                     Vehicles
 3215    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                     Financial                           ISLANDS
                                                                                     Vehicles
 3216    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE ADVISORS, INC.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3217    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3218    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3219    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.                        Financial                           ISLANDS
                                                                                     Vehicles
 3220    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.               Financial                           ISLANDS
                                                                                     Vehicles
 3221    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE ADVISORS, INC.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3222    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND OFFSHORE, L.P.                             Financial                           ISLANDS
                                                                                     Vehicles
 3223    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND OFFSHORE HOLDINGS, L.P.                 Financial                           ISLANDS
                                                                                     Vehicles
 3224    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3225    4            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                    Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3226    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3227    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 EMPLOYEE FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3228    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 EMPLOYEE FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3229    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3230    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3231    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE ADVISORS, LLC                                         Financial                           STATES
                                                                                     Vehicles
 3232    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3233    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Financial                           STATES
                                                                                     Vehicles
 3234    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE HOLDINGS, L.P.                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3235    3         GOLDMAN SACHS VF III HOLDINGS OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3236    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3237    3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3238    4            GOLDMAN SACHS VINTAGE FUND IV, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3239    5               GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3240    3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND                       Other          Wilmington     DE    UNITED
                   GP, L.L.C.                                                        Financial                           STATES
                                                                                     Vehicles
 3241    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          George Town          CAYMAN
                      FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3242    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3243    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND                      Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3244    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3245    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3246    4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3247    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3248    4            GOLDMAN SACHS VINTAGE FUND V EUROPE                            Other          Edinburgh            UNITED
                      HOLDINGS, L.P.                                                 Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3249    4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                      Other          Edinburgh            UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3250    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3251    4            GOLDMAN SACHS VINTAGE FUND V, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3252    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3253    3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3254    4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3255    3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3256    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3257    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3258    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3259    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3260    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3261    3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3262    4            GOLDMAN SACHS VINTAGE FUND III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3164    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3165    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3166    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3167    3   100     100     N/A        N/A


 3168    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3169    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3170    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3171    5   1       30      N/A        N/A


 3172    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3173    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3174    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3175    5   1       30      N/A        N/A


 3176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3177    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3178    3   100     100     N/A        N/A


 3179    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3180    3   100     100     N/A        N/A


 3181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3182    5   100     100     N/A        N/A


 3183    6   2       30      N/A        N/A


 3184    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3185    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3186    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3187    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3188    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3189    5   24      30      N/A        N/A


 3190    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3191    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3192    5   1       30      N/A        N/A


 3193    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3194    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3195    3   100     100     N/A        N/A


 3196    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3197    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3198    3   100     100     N/A        N/A


 3199    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3200    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3201    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3202    3   100     100     N/A        N/A


 3203    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3204    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3205    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3206    3   100     100     N/A        N/A


 3207    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3208    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3209    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3210    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3211    3   100     100     N/A        N/A


 3212    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3213    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3214    3   100     100     N/A        N/A


 3215    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3216    3   100     100     N/A        N/A


 3217    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3219    3   100     100     N/A        N/A


 3220    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3221    3   100     100     N/A        N/A


 3222    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3223    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3224    3   100     100     N/A        N/A


 3225    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3226    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3227    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3228    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3229    5   1       42      N/A        N/A


 3230    3   100     100     N/A        N/A


 3231    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3232    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3233    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3234    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3235    3   100     100     N/A        N/A


 3236    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3237    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3238    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3239    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3241    4   100     100     N/A        N/A


 3242    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3243    4   100     100     N/A        N/A


 3244    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3245    3   100     100     N/A        N/A


 3246    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3247    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3248    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3249    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3250    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3251    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3253    3   100     100     N/A        N/A


 3254    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3255    3   100     100     N/A        N/A


 3256    3   100     100     N/A        N/A


 3257    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3258    3   100     100     N/A        N/A


 3259    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3260    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3261    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3262    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3263    5               VF III HOLDINGS, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3264    3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3265    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3266    5               GOLDMAN SACHS VINTAGE FUND III                              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3267    3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS                       Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3268    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE                        Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3269    3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3270    4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3271    3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3272    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3273    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED ENERGY FUND OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3274    3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3275    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE HOLDINGS, L.P.                            Financial                           ISLANDS
                                                                                     Vehicles
 3276    3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3277    4            GS DISTRESSED OPPORTUNITIES FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3278    3         GS DISTRESSED OPPORTUNITIES OFFSHORE                              Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3279    4            GS DISTRESSED OPPORTUNITIES FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3280    5               GS DISTRESSED OPPORTUNITIES FUND                            Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3281    3         GS Distressed Opportunities Offshore Holdings                     Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3282    4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE                      Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3283    3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                           Other          Wilmington     DE    UNITED
                   ACCESS FUND ADVISORS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 3284    4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                        Other          Wilmington     DE    UNITED
                      ACCESS FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3285    3         GS MERCHANT BANKING ACCESS 2006 ADVISORS,                         Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
 3286    4            GOLDMAN SACHS MERCHANT BANKING ACCESS                          Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3287    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3288    6                  W2007 FINANCE SUB, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3289    7                     W2007 230 PARK, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3290    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3291    4            GS Mount Kellett Capital Partners Access                       Other          Wilmington     DE    UNITED
                      Fund, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3292    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3293    4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                       Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3294    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Corporate Feeder Fund, Ltd.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3295    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Fund Offshore, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3296    3         GS PEP 1999 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3297    4            GS PRIVATE EQUITY PARTNERS 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3298    3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3299    4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3300    3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3301    4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3302    3         GS PEP 1999 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3303    4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3304    3         GS PEP 2000 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3305    4            GS PRIVATE EQUITY PARTNERS 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3306    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3307    3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3308    4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3309    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3310    3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3311    4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3312    3         GS PEP 2000 OFFSHORE ADVISORS, INC                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3313    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3314    3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3315    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3316    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3317    5               GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3318    3         GS PEP 2002 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3319    4            GS PRIVATE EQUITY PARTNERS 2002, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3320    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3321    3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3322    4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3323    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3324    3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3325    4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3326    3         GS PEP 2002 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3327    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3328    3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3329    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3330    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3331    3         GS PEP II ADVISORS (SC), L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3332    4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN                        Other          Wilmington     DE    UNITED
                      COMPANY) - MANAGER FUND, L.P.                                  Financial                           STATES
                                                                                     Vehicles
 3333    3         GS PEP II ADVISORS, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3334    4            GS PRIVATE EQUITY PARTNERS II, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3335    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3336    3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3337    4            GS PRIVATE EQUITY PARTNERS II-DIRECT                           Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3338    3         GS PEP II MANAGER ADVISORS, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3339    4            GS PRIVATE EQUITY PARTNERS II - MANAGER                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3340    3         GS PEP II OFFSHORE ADVISORS, INC.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3341    4            GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3342    5               GS CAPITAL PARTNERS III OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3343    3         GS PEP III ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3344    4            GS PRIVATE EQUITY PARTNERS III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3345    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3346    3         GS PEP III OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3347    4            GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3348    3         GS PEP OFFSHORE ADVISORS (NBK), INC.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3349    4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3350    3         GS PEP SAFWAY HOLDINGS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3351    3         GS PEP TECH 2000 ADVISORS, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3352    4            GS PEP TECHNOLOGY FUND 2000, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3353    3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3354    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3355    3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3356    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3357    3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3358    4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3359    3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3360    3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3361    3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3263    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3264    3   100     100     N/A        N/A


 3265    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3266    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3267    3   100     100     N/A        N/A


 3268    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3269    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3270    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3271    3   100     100     N/A        N/A


 3272    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3273    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3274    3   100     100     N/A        N/A


 3275    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3276    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3277    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3278    3   100     100     N/A        N/A


 3279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3281    3   100     100     N/A        N/A


 3282    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3283    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3284    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3285    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3286    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3287    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3288    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3289    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3290    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3291    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3292    3   100     100     N/A        N/A


 3293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3294    4   100     100     N/A        N/A


 3295    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3296    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3298    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3300    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3301    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3302    3   100     100     N/A        N/A


 3303    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3304    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3305    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3306    5   1       42      N/A        N/A


 3307    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3309    5   1       42      N/A        N/A


 3310    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3311    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3312    3   100     100     N/A        N/A


 3313    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3314    3   100     100     N/A        N/A


 3315    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3316    5   1       42      N/A        N/A


 3317    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3318    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3319    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3320    5   1       42      N/A        N/A


 3321    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3322    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3323    5   1       42      N/A        N/A


 3324    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3325    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3326    3   100     100     N/A        N/A


 3327    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3328    3   100     100     N/A        N/A


 3329    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3330    5   1       42      N/A        N/A


 3331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3332    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3333    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3334    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3335    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3336    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3337    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3338    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3339    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3340    3   100     100     N/A        N/A


 3341    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3342    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3343    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3344    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3345    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3346    3   100     100     N/A        N/A


 3347    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3348    3   100     100     N/A        N/A


 3349    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3350    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 3351    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3352    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3353    3   100     100     N/A        N/A


 3354    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3355    3   100     100     N/A        N/A


 3356    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3357    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3358    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3359    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3360    3   1       100     N/A        N/A


 3361    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3362    3         GS RA PROGRAM I ADVISORS, INC.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3363    4            GS RA PROGRAM I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3364    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3365    3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3366    4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES                        Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3367    5               GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3368    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3369    3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3370    4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND                       Other          Wilmington     DE    UNITED
                      2006, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3371    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3372    3         GS Special Opportunities 2008 Advisors, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3373    4            Goldman Sachs Special Opportunities Fund                       Other          Wilmington     DE    UNITED
                      2008, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3374    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3375    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3376    5               GS U.S. MIDDLE MARKET BUYOUT FUND                           Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3377    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3378    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3379    3         GS VINTAGE ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3380    4            GS VINTAGE FUND, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3381    3         GS VINTAGE FUND OFFSHORE, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3382    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3383    3         GS VINTAGE II ADVISORS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3384    4            GS VINTAGE FUND II, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3385    3         GS VINTAGE II OFFSHORE ADVISORS, INC.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3386    4            GS VINTAGE FUND II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3387    5               GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3388    3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3389    4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3390    3         GS VINTAGE OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3391    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3392    3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS                           Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3393    4            GOLDMAN SACHS VINTAGE/REAL ESTATE                              Other          Wilmington     DE    UNITED
                      MEZZANINE ACCESS FUND, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3394    3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3395    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3396    3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3397    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3398    3         Goldman Sachs Early Secondaries Advisors, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3399    4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3400    3         Goldman Sachs PEG Advisors, Inc.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3401    3         Goldman Sachs PEP 2004 US-Focused (KP)                            Other          George Town          CAYMAN
                   Offshore Holdings Advisors, Inc.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3402    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3403    3         Goldman Sachs Private Equity Opportunities                        Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3404    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      OPPORTUNITIES, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3405    5               Exeter Finance Holdings, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3406    6                  Exeter Finance Corp.                                     Sales          Irving         TX    UNITED
                                                                                     Financing                           STATES
 3407    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3408    6                  PRIVATE EQUITY SECONDARY                                 Other          George Town          CAYMAN
                            OPPORTUNITIES, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3409    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3410    5               TECHPROCESS SOLUTIONS LIMITED                               Financial      Mumbai               INDIA
                                                                                     Transactions                        (OTHER)
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3411    5               TP HOLD CO (MAURITIUS) LTD.                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3412    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3413    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3414    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Holdings Advisors, Inc.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3415    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE                         Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3416    5               GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3417    3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3418    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3419    3         RICHMOND ACQUISITION GP, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3420    4            Richmond Acquisition, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3421    2      GSCP EXPRO ADVISORS OFFSHORE, INC.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3422    3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3423    2      GSCP KMI ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3424    3         GSCP KMI INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3425    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3426    2      GSCP KMI OFFSHORE ADVISORS, INC.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3427    3         GSCP KMI INVESTORS OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3428    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3429    2      GSCP LATIN AMERICA LLC                                               Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3430    2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                             All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 3431    2      GSCP V AIV, L.P.                                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3432    2      GSCP V INSTITUTIONAL AIV, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3433    2      GSCP VI ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3434    3         GS CAPITAL PARTNERS VI FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3435    2      GSCS HOLDINGS I, LLC                                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3436    3         GSCS HOLDINGS II, LLC                                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3437    2      GSEM (DEL) INC.                                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3438    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3439    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3440    3         GSEM (DEL) LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3441    4            GS EQUITY MARKETS, L.P.                                        Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3442    2      GSEM ADVISORS, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3443    3         GS EMERGING MARKET REAL ESTATE FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3444    2      GSFS INVESTMENTS I CORP.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3445    3         ENERGY CENTER HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3446    3         GS LEASING (KCSR 2005-1) LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3447    3         GS LS LEASING LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3448    3         GS SOLAR POWER I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3449    3         GS WIND HOLDINGS LLC                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3450    4            HWE HOLDINGS LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3451    3         GS WIND POWER II, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3452    3         GSFS INVESTMENTS III, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3453    3         GSFS IV LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3454    3         HILCO TRADING, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3455    3         RAFT RIVER I HOLDINGS, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3456    2      GSIP HOLDCO A LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3457    3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING                     Open-End       Wilmington     DE    UNITED
                   FUND, L.P.                                                        Investment                          STATES
                                                                                     Funds
 3458    3         GSIP HOLDCO B LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3459    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 3460    2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate

 3362    3   100     100     N/A        N/A


 3363    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3364    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3365    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3366    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3367    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3368    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3369    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3370    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3371    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3372    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3373    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3374    3   100     100     N/A        N/A


 3375    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3376    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3377    3   100     100     N/A        N/A


 3378    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3379    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3380    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3381    3   100     100     N/A        N/A


 3382    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3383    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3384    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3385    3   100     100     N/A        N/A


 3386    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3387    5    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3388    3   100     100     N/A        N/A


 3389    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3390    3   100     100     N/A        N/A


 3391    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3392    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3394    3   100     100     N/A        N/A


 3395    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3396    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3397    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3398    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3399    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3400    3   100     100     N/A        N/A


 3401    3   100     100     N/A        N/A


 3402    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3403    3   100     100     N/A        N/A


 3404    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3405    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3406    6   42      42      N/A        N/A

 3407    5   100     100     N/A        N/A


 3408    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3409    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3410    5   35      35      N/A        N/A





 3411    5   35      35      N/A        N/A


 3412    3   100     100     N/A        N/A


 3413    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3414    3   100     100     N/A        N/A


 3415    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3416    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3417    3   100     100     N/A        N/A


 3418    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3420    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3421    2   100     100     N/A        N/A


 3422    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3423    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3424    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3425    4   3       25      N/A        N/A


 3426    2   100     100     N/A        N/A


 3427    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3428    4   1       25      N/A        N/A


 3429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3430    2   99      100     99         100



 3431    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3432    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3433    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3435    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3437    2   100     100     N/A        N/A


 3438    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3439    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3440    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3441    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3442    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3444    2   100     100     N/A        N/A


 3445    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3446    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3447    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3448    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3449    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3450    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3451    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3452    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3453    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3454    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3455    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3456    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3457    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3458    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3459    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3460    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 3461    2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3462    2      GSJC LAND LLC                                                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3463    3         PH PIER MANAGEMENT LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3464    2      GSJC MASTER LESSEE L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3465    2      GSPS STRATEGIES CORP.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3466    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3467    3         GSPS INVESTMENTS LIMITED                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3468    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
 3469    4            VESTRA WEALTH LLP                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3470    5               VESTRA CAPITAL LIMITED                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3471    5               VESTRA NOMINEES LIMITED                                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3472    5               VESTRA SOLUTIONS LIMITED                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3473    5               VESTRA WEALTH JERSEY LIMITED                                Other          Jersey               GUERNSEY
                                                                                     Financial
                                                                                     Vehicles
 3474    5               VESTRA WEALTH LIMITED                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3475    2      GSSM HOLDING (U.K.)                                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3476    2      GSSM HOLDING II LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3477    3         GSSM HOLDING II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3478    2      GSSO (ASIA) OFFSHORE, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3479    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE                          Other          George Town          CAYMAN
                   FUND, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3480    2      GSSO (ASIA), LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3481    3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3482    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3483    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3484    2      GSTM LLC                                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3485    3         SLK LLC                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3486    4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.                       Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3487    5               JUST OPTIONS LLC                                            Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 3488    5               SLK GLOBAL MARKETS                                          Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3489    5               SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                      Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3490    6                  SLK GLOBAL MARKETS                                       Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3491    2      GSTP LLC                                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3492    2      GSUIG REAL ESTATE MEMBER LLC                                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3493    3         GSLM FUND MEMBER LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3494    3         WEST 116TH ST. LIHTC LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3495    2      GSUIG, L.L.C.                                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3496    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3497    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3498    3         NF INVESTORS, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3499    4            NF HOLDINGS CORPORATION                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3500    5               NURSEFINDERS, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3501    6                  NATIONAL HEALTHCARE STAFFING, LLC                        Other          Plantation     FL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3502    2      Goldman Sachs Developing Markets Real Estate                         Other          London               UNITED
                Cooperatief U.A.                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3503    2      Goldman Sachs Mount Kellett Capital Partners                         Other          Wilmington     DE    UNITED
                Employee Funds GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3504    3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3505    3         Goldman Sachs Mount Kellett Capital Partners                      Other          George Town          CAYMAN
                   Offshore PMD QP Fund, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3506    2      Goldman Sachs Private Equity Group Master Fund                       Other          Wilmington     DE    UNITED
                VI, LLC                                                              Financial                           STATES
                                                                                     Vehicles
 3507    2      HULL TRADING ASIA LIMITED                                            Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
 3508    3         GOLDMAN SACHS LLC                                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3509    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3510    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3511    2      Hyatt Hotels Corporation                                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3512    2      J. ARON HOLDINGS, L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3513    3         GOLDMAN SACHS TRADING AND CLEARING SERVICES                       Investment     Amsterdam            NETHERLANDS
                   (NETHERLANDS) B.V.                                                Banking and
                                                                                     Securities
                                                                                     Dealing
 3514    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3515    4            GAS ROYALTY HOLDING, LLC                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3516    4            GOLDMAN SACHS (DELAWARE) HOLDING                               Offices of     Wilmington     DE    UNITED
                      CORPORATION                                                    Other Holding                       STATES
                                                                                     Companies
 3517    4            GOLDMAN SACHS TRADING AND CLEARING                             Investment     Amsterdam            NETHERLANDS
                      SERVICES (NETHERLANDS) B.V.                                    Banking and
                                                                                     Securities
                                                                                     Dealing
 3518    4            INDEPENDENCE POWER MARKETING, LLC                              Commodity      Wilmington     DE    UNITED
                                                                                     Contracts                           STATES
                                                                                     Brokerage
 3519    4            PROP-GS FUNDO DE INVESTIMENTO                                  Other          Rio de               BRAZIL
                      MULTIMERCADO CREDITO PRIVADO-INVESTIMENTO NO EXTERIOR          Financial      Janeiro
                                                                                     Vehicles
 3520    5               HORIZON FUND                                                Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 3521    2      JLM PACIFIC EPOCH LLC                                                Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3522    3         Beijing JL McGregor Consulting Company Limited                    Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
 3523    3         JL MCGREGOR ADVISORS LLC                                          Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3524    2      KALORAMA GP, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3525    3         KALORAMA, L.P.                                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3526    4            GS GLOBAL INFRASTRUCTURE PARTNERS I                            Other          Amsterdam            NETHERLANDS
                      COOPERATIEVE U.A.                                              Financial
                                                                                     Vehicles
 3527    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3528    2      LHI GOLDMAN SACHS REAL ESTATE PARTNERS PARALLEL                      Other          London               UNITED
                FUND GMBH & CO. KG                                                   Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3529    2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,                       Other          George Town          CAYMAN
                L.P.                                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3530    2      LS UNIT TRUST 2009-I                                                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3531    2      LUSIGHT LIMITED                                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3532    3         Lusight Canada Inc.                                               Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 3533    2      MAIN STREET MORTGAGE COMPANY, LIMITED PARTNERSHIP                    Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3534    2      MLK DRIVE URBAN RENEWAL L.L.C.                                       Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3535    2      MLQ INVESTORS, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3536    2      MLQ, L.L.C.                                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3537    2      MONEYGRAM INTERNATIONAL, INC.                                        Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3538    2      MSMC, INC.                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3539    3         MAIN STREET MORTGAGE COMPANY, LIMITED                             Real Estate    Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Credit                              STATES
 3540    2      MTGLQ INVESTORS, L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3541    2      NORMANDY FUNDING CORP.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3542    2      Netologic, Inc. (Investars)                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3543    2      OOO GOLDMAN SACHS BANK                                               Miscellaneous  Moscow               RUSSIA
                                                                                     Intermediation
 3544    2      PEARL STREET INSURANCE COMPANY, INC.                                 Direct         Burlington     VT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 3545    2      POSITION BILLBOARD LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3546    2      QUANTITATIVE SERVICES GROUP LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3547    2      QW Holdings, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3548    2      REGULATORY DATACORP, INC.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3549    2      REP 230 PARK, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3550    2      REP ELD GEN-PAR, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3551    2      REP SVY REALTY HOLDINGS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3552    2      RHYS TRUST                                                           Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 3553    2      RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS                      Other          Curitiba             BRAZIL
                FINANCEIROS                                                          Financial
                                                                                     Vehicles
 3554    2      ROTHESAY LIFE, L.L.C.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3555    2      ROTHESAY PENSIONS MANAGEMENT LIMITED                                 All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 3556    2      RPWIRE LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3557    2      SBI JAPANNEXT CO., LTD.                                              Securities     Tokyo                JAPAN
                                                                                     Brokerage
 3558    2      SCLQ, S. DE R.L. DE C.V.                                             Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 3559    2      SITE 26 HOLDINGS INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 3461    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3462    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3463    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3464    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3465    2   100     100     N/A        N/A


 3466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3467    3   100     100     N/A        N/A


 3468    4   1       100     N/A        N/A

 3469    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3470    5   100     100     N/A        N/A


 3471    5   100     100     N/A        N/A


 3472    5   100     100     N/A        N/A


 3473    5   100     100     N/A        N/A


 3474    5   100     100     N/A        N/A


 3475    2   91      99      N/A        N/A


 3476    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3477    3   100     100     N/A        N/A


 3478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3479    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3481    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3482    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3483    4   56      100     N/A        N/A


 3484    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3485    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3486    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3487    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3488    5   99      100     N/A        N/A


 3489    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3490    6   1       100     N/A        N/A


 3491    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3492    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3493    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3495    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3496    3   N/A     100     1          12


 3497    3   2       28      N/A        N/A


 3498    3   51      51      100        100


 3499    4   100     100     N/A        N/A


 3500    5   100     100     N/A        N/A


 3501    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3502    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3503    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3504    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3505    3   100     100     N/A        N/A


 3506    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3507    2   100     100     N/A        N/A


 3508    3   100     100     N/A        N/A


 3509    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3510    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3511    2   1       7       N/A        N/A



 3512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3513    3   1       100     N/A        N/A



 3514    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3515    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3516    4   76      100     N/A        N/A


 3517    4   99      100     N/A        N/A



 3518    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3519    4   100     100     N/A        N/A


 3520    5   100     100     N/A        N/A



 3521    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3523    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3524    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3525    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3526    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3527    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3528    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3529    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3530    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3531    2   46      46      N/A        N/A


 3532    3   100     100     N/A        N/A


 3533    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3534    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3535    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3536    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3537    2   2       100     N/A        N/A





 3538    2   100     100     N/A        N/A


 3539    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3540    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3541    2   100     100     N/A        N/A


 3542    2   26      26      N/A        N/A


 3543    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3544    2   100     100     N/A        N/A




 3545    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3546    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3547    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3548    2   59      59      N/A        N/A


 3549    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3551    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3552    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 3553    2   1       100     N/A        N/A


 3554    2   75      100     N/A        N/A


 3555    2   100     100     N/A        N/A



 3556    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3557    2   35      35      N/A        N/A

 3558    2   1       100     N/A        N/A


 3559    2   100     100     N/A        N/A



 3560    3         GOLDMAN SACHS HEADQUARTERS LLC                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3561    2      SOPAC LLC                                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3562    2      SOUTHERN PACIFIC FUNDING CORPORATION                                 Other          Los Angeles    CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3563    2      SPA UNIT TRUST 2009-I                                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3564    2      SPA UNIT TRUST 2009-II                                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3565    2      SPECIAL SITUATIONS INVESTING GROUP, INC.                             Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3566    3         FLATIRON HOLDINGS LTD.                                            Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3567    4            FLATIRON RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3568    2      STONE STREET 1994 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3569    3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3570    3         STONE STREET REAL ESTATE FUND 1994, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3571    2      STONE STREET 1995 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3572    3         BRIDGE STREET REAL ESTATE FUND 1995, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3573    3         STONE STREET REAL ESTATE FUND 1995, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3574    2      STONE STREET 1995, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3575    3         BRIDGE STREET FUND 1995, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3576    3         STONE STREET FUND 1995, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3577    2      STONE STREET 1996 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3578    3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3579    3         STONE STREET REAL ESTATE FUND 1996, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3580    2      STONE STREET 1996, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3581    3         BRIDGE STREET FUND 1996, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3582    3         STONE STREET FUND 1996, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3583    2      STONE STREET 1997 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3584    3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3585    3         STONE STREET REAL ESTATE FUND 1997, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3586    2      STONE STREET 1997, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3587    3         BRIDGE STREET FUND 1997, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3588    3         STONE STREET FUND 1997, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3589    2      STONE STREET 1998 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3590    3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3591    3         STONE STREET REAL ESTATE FUND 1998, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3592    2      STONE STREET 1998, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3593    3         BRIDGE STREET FUND 1998, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3594    3         STONE STREET FUND 1998, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3595    2      STONE STREET 1999 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3596    3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3597    3         STONE STREET REAL ESTATE FUND 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3598    2      STONE STREET 1999, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3599    3         BRIDGE STREET FUND 1999, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3600    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3601    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3602    2      STONE STREET 2000, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3603    3         BRIDGE STREET FUND 2000, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3604    2      STONE STREET ASIA, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3605    3         BRIDGE STREET ASIA FUND, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3606    3         STONE STREET ASIA FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3607    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3608    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3609    2      STONE STREET FUND 1995, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3610    2      STONE STREET FUND 1996, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3611    2      STONE STREET FUND 1997, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3612    2      STONE STREET FUND 1998, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3613    2      STONE STREET FUND 1999, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3614    2      STONE STREET FUND 2000, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3615    2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3616    2      STONE STREET REAL ESTATE FUND 1995, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3617    2      STONE STREET REAL ESTATE FUND 1996, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3618    2      STONE STREET REAL ESTATE FUND 1998, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3619    2      STONE STREET REAL ESTATE FUND 1999, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3620    2      STONE STREET REAL ESTATE FUND 2000, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3621    2      STONE STREET REALTY 2000, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3622    3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3623    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3624    2      STRATEGIC MORTGAGE HOLDINGS, INC.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3625    3         STRATEGIC MORTGAGE HOLDINGS, L.P.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3626    2      STRATEGIC MORTGAGE HOLDINGS, L.P.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3627    2      THE EUROPEAN POWER SOURCE COMPANY (B.V.)                             Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 3628    3         THE EUROPEAN POWER SOURCE COMPANY (U.K.)                          Offices of     London               UNITED
                   LIMITED                                                           Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 3629    2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL                            Trust,         Wilmington     DE    UNITED
                ASSOCIATION                                                          Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 3630    3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED                       Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
 3631    3         GOLDMAN SACHS COLLECTIVE TRUST CORE FIXED                         Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
 3632    3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING                           Open-End       Wilmington     DE    UNITED
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Investment                          STATES
                                                                                     Funds
 3633    3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE                     Open-End       Wilmington     DE    UNITED
                   CAP FUND                                                          Investment                          STATES
                                                                                     Funds
 3634    3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                         Open-End       Wilmington     DE    UNITED
                   IMPLEMENTATION VEHICLE                                            Investment                          STATES
                                                                                     Funds
 3635    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3636    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   PLUS FIXED INCOME FUND                                            Investment                          STATES
                                                                                     Funds
 3637    3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC                          Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
 3638    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
 3639    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   LARGE CAP FUND                                                    Investment                          STATES
                                                                                     Funds
 3640    3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS                          Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3641    3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                       Trusts,        Wilmington     DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 3642    4            GOLDMAN SACHS EMERGING MARKETS                                 Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND ASSET TRUST                                 Financial                           STATES
                                                                                     Vehicles
 3643    4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND ASSET TRUST                                               Financial                           STATES
                                                                                     Vehicles
 3644    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES ASSET TRUST                                         Investment                          STATES
                                                                                     Funds
 3645    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES II ASSET TRUST                                      Investment                          STATES
                                                                                     Funds
 3646    2      THE GOLDMAN, SACHS & CO. L.L.C.                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3647    3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                          Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 3648    3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3649    3         GOLDMAN, SACHS & CO.                                              Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 3650    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3651    2      THE HULL GROUP, L.L.C.                                               Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3652    2      THE J. ARON CORPORATION                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3653    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3654    3         J. ARON HOLDINGS, L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3655    2      THEMARKETS.COM  LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3656    2      TRIM TABS INVESTMENT RESEARCH, INC.                                  Other          Sant Rosa      CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3657    2      US REAL ESTATE ADVISORS, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3658    3         US REAL ESTATE OPPORTUNITIES I, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3560    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3561    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3562    2   100     100     N/A        N/A


 3563    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3564    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3565    2   100     100     N/A        N/A


 3566    3   36      36      N/A        N/A


 3567    4   100     100     N/A        N/A


 3568    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3569    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3570    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3571    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3572    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3573    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3574    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3575    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3576    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3577    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3578    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3579    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3580    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3581    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3582    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3583    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3584    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3585    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3586    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3587    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3588    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3589    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3590    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3591    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3592    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3593    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3594    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3595    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3596    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3598    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3599    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3600    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3602    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3603    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3604    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3605    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3606    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3607    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3608    4   2       100     N/A        N/A


 3609    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3610    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3611    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3612    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3613    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3614    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3615    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3616    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3617    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3618    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3619    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3620    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3621    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3622    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3623    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3624    2   100     100     N/A        N/A


 3625    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3626    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3627    2   100     100     N/A        N/A


 3628    3   100     100     N/A        N/A


 3629    2   100     100     N/A        N/A



 3630    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3631    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3632    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3633    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3634    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3635    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3636    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3637    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3638    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3639    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3640    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3641    3   100     100     N/A        N/A



 3642    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3643    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3644    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3645    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3646    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3647    3   1       100     N/A        N/A



 3648    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3649    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3650    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3651    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3652    2   100     100     N/A        N/A


 3653    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3654    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3655    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3656    2   100     100     N/A        N/A


 3657    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3658    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3659    2      US REAL ESTATE OPPORTUNITIES I, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3660    2      VANTAGE MARKETPLACE HOLDINGS, LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3661    3         VANTAGE MARKETPLACE LLC                                           Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
 3662    2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                               Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3663    3         Johannesburg Limited                                              Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3664    3         OLBIA LIMITED                                                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3665    2      WEST STREET FUND I, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3666    2      WH ADVISORS, L.L.C. 2001                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3667    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3668    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3669    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3670    2      WH ADVISORS, L.L.C. 2005                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3671    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2005                                                  Financial                           STATES
                                                                                     Vehicles
 3672    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3673    4            AWH GLOBAL GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3674    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3675    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3676    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3677    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3678    4            WHITEHALL SPECIAL GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3679    5               CARIBBEAN FUND GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3680    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3681    2      WH ADVISORS, L.L.C. 2007                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3682    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3683    2      WH ADVISORS, L.L.C. IX                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3684    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP IX                                                    Financial                           STATES
                                                                                     Vehicles
 3685    2      WH ADVISORS, L.L.C. V                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3686    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP V                                                     Financial                           STATES
                                                                                     Vehicles
 3687    2      WH ADVISORS, L.L.C. VI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3688    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VI                                                    Financial                           STATES
                                                                                     Vehicles
 3689    2      WH ADVISORS, L.L.C. VII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3690    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VII                                                   Financial                           STATES
                                                                                     Vehicles
 3691    2      WH ADVISORS, L.L.C. VIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3692    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VIII                                                  Financial                           STATES
                                                                                     Vehicles
 3693    2      WH ADVISORS, L.L.C. X                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3694    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP X                                                     Financial                           STATES
                                                                                     Vehicles
 3695    2      WH ADVISORS, L.L.C. XI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3696    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XI                                                    Financial                           STATES
                                                                                     Vehicles
 3697    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3698    2      WH ADVISORS, L.L.C. XII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3699    2      WH ADVISORS, L.L.C. XIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3700    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XII                                                   Financial                           STATES
                                                                                     Vehicles
 3701    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3702    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3703    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3704    2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                2008                                                                 Financial                           STATES
                                                                                     Vehicles
 3705    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           Financial                           STATES
                                                                                     Vehicles
 3706    2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3707    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2001                                          Financial                           STATES
                                                                                     Vehicles
 3708    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3709    2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3710    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2005                                          Financial                           STATES
                                                                                     Vehicles
 3711    2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3712    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3713    2      WH PARALLEL ADVISORS, L.L.C. 2001                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3714    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3715    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3716    4            HIHARAKO (CAYMAN) L.L.C.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3717    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3718    2      WH PARALLEL ADVISORS, L.L.C. 2007                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3719    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3720    4            HIHARAKO 2007 (CAYMAN) LTD.                                    Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3721    4            W2007 230 PARK, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3722    2      WH PARALLEL ADVISORS, L.L.C. XIII                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3723    3         WHITEHALL PARALLEL REAL ESTATE LIMITED                            Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3724    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3725    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3726    2      WHITEHALL PARALLEL REAL ESTATE LIMITED                               Other          Wilmington     DE    UNITED
                PARTNERSHIP XIII                                                     Financial                           STATES
                                                                                     Vehicles
 3727    2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3728    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3729    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3730    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3731    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3732    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3733    4            WHITEHALL STREET INTERNATIONAL REAL                            Other          Wilmington     DE    UNITED
                      ESTATE LIMITED PARTNERSHIP 2001                                Financial                           STATES
                                                                                     Vehicles
 3734    3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3735    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2001, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3736    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3737    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3738    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2001 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3739    6                  MERCER INVESTMENTS IV PRIVATE LTD.                       Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3740    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2001 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3741    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3742    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3743    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3744    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3745    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3746    2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3747    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3748    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3749    4            AWH EMPLOYEE GEN-PAR, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3750    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3751    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3752    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3753    3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3754    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3755    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3756    3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3757    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles

 3659    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3660    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3661    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.




 3662    2   50      50      N/A        N/A


 3663    3   100     100     N/A        N/A


 3664    3   100     100     N/A        N/A


 3665    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3666    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3667    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3668    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3669    4   24      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3670    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3671    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3672    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3673    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3674    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3675    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3676    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3677    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3678    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3679    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3680    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3681    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3682    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3683    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3688    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3689    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3690    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3691    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3692    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3693    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3694    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3697    4   15      50      22         49


 3698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3700    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3701    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3704    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3705    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3707    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3708    4   11      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3709    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3711    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3712    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3713    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3714    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3715    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3716    4   100     100     N/A        N/A


 3717    5   9       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3719    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3720    4   100     100     N/A        N/A



 3721    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3722    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3723    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3724    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3725    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3726    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3728    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3729    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3730    4   3       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3731    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3732    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3733    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3735    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3737    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3738    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3739    6   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3740    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3741    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3743    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3746    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3748    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3749    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3750    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3751    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3752    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3754    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3755    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3756    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3757    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 3758    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3759    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2005 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3760    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005 CORP.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3761    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2005, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3762    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2005 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3763    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3764    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005                      Other          George Town          CAYMAN
                   CORP.                                                             Financial                           ISLANDS
                                                                                     Vehicles
 3765    4            WHITEHALL STREET INTERNATIONAL PCP FUND                        Other          George Town          CAYMAN
                      2005, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3766    5               WHITEHALL STREET INTERNATIONAL                              Other          George Town          CAYMAN
                         EMPLOYEE FUND 2005, L.P.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3767    5               WHITEHALL STREET INTERNATIONAL REAL                         Other          Wilmington     DE    UNITED
                         ESTATE LIMITED PARTNERSHIP 2005                             Financial                           STATES
                                                                                     Vehicles
 3768    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3769    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2005 CORP., L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 3770    4            WHITEHALL STREET INTERNATIONAL REPIA FUND                      Other          Luxembourg           LUXEMBOURG
                      2005, S.a.r.l.                                                 Financial
                                                                                     Vehicles
 3771    5               WHITEHALL STREET INTERNATIONAL REPIA                        Other          George Town          CAYMAN
                         FUND 2005, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
 3772    6                  WHITEHALL STREET INTERNATIONAL                           Other          George Town          CAYMAN
                            EMPLOYEE FUND 2005, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3773    6                  WHITEHALL STREET INTERNATIONAL                           Other          Wilmington     DE    UNITED
                            REAL ESTATE LIMITED PARTNERSHIP 2005                     Financial                           STATES
                                                                                     Vehicles
 3774    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3775    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3776    2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3777    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3778    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3779    5               W2007 FINANCE SUB, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3780    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   MASTER FUND 2007, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3781    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC                       Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3782    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3783    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         EMPLOYEE MASTER FUND 2007, L.P.                             Financial                           STATES
                                                                                     Vehicles
 3784    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3785    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP                        Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3786    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA                         Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3787    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3788    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3789    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3790    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA PMD                     Other          Wilmington     DE    UNITED
                   QP FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3791    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3792    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3793    3         WHITEHALL STREET GLOBAL REPIA FUND 2007, SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3794    4            WHITEHALL STREET GLOBAL REAL ESTATE REPIA                      Other          Wilmington     DE    UNITED
                      FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3795    2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3796    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE                           Other          George Town          CAYMAN
                   MASTER FUND 2008, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3797    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3798    3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND                      Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3799    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3800    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, LTD.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3801    3         WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN                      Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3802    3         WHITEHALL STREET INTERNATIONAL PMD QP FUND                        Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3803    3         WHITEHALL STREET INTERNATIONAL REPIA JAPAN                        Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3804    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3805    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3806    2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3807    2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND                    Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3808    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3809    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2005                                                     Financial                           STATES
                                                                                     Vehicles
 3810    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3811    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND                     Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3812    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND                      Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3813    2      WHITEHALL STREET GLOBAL REAL ESTATE REPIA FUND                       Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3814    2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3815    2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3816    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2001, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3817    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3818    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2005, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3819    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2008, LTD.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3820    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                OVERRIDE SUB 2008, LTD.                                              activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3821    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3822    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER                       Other          George Town          CAYMAN
                FUND 2008, L.P.                                                      Financial                           ISLANDS
                                                                                     Vehicles
 3823    2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE                     Other          Luxembourg           LUXEMBOURG
                FUND 2008 SCA                                                        Financial
                                                                                     Vehicles



 3824    2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3825    2      WHITEHALL STREET INTERNATIONAL PMD ESC FUND 2008, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3826    2      WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN FUND                    Other          George Town          CAYMAN
                2008, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3827    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3828    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3829    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX                      Other          Wilmington     DE    UNITED
                INVESTOR) LIMITED PARTNERSHIP 2008                                   Financial                           STATES
                                                                                     Vehicles
 3830    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2001                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3831    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2005                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3832    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2008                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3833    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2001                                             Financial                           STATES
                                                                                     Vehicles
 3834    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2005                                             Financial                           STATES
                                                                                     Vehicles
 3835    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2008                                             Financial                           STATES
                                                                                     Vehicles
 3836    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Luxembourg           LUXEMBOURG
                S.A.R.L. 2008                                                        Financial
                                                                                     Vehicles
 3837    3         WHITEHALL STREET INTERNATIONAL OVERRIDE                           Other          Luxembourg           LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                                            Financial
                                                                                     Vehicles



 3838    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Luxembourg           LUXEMBOURG
                   SCA 2008                                                          Financial
                                                                                     Vehicles



 3839    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA                       Other          Luxembourg           LUXEMBOURG
                2008                                                                 Financial
                                                                                     Vehicles



 3840    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001                       Other          George Town          CAYMAN
                (CORPORATE), L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3841    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3842    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3843    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3844    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, S.A.R.L.             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3845    2      WHITEHALL STREET INTERNATIONAL REPIA JAPAN FUND 2008, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3846    2      WHITEHALL STREET INTERNATIONAL REPIA PMD QP FUND 2008, LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3847    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3848    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3849    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3850    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3851    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3852    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3853    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3854    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3855    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3856    2      WSOD HOLDING CORPORATION                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3857    3         WALL STREET ON DEMAND, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3758    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3759    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3760    3   1       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3762    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3763    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3764    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3765    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3766    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3767    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3770    4   63      63      N/A        N/A


 3771    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3772    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3773    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3774    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3775    3   1       63      N/A        N/A


 3776    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3777    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3778    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3779    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3780    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3781    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3783    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3784    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3785    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3786    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3787    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3788    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3789    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3790    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3791    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3793    3   61      61      N/A        N/A


 3794    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3795    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3796    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3797    4   10      100     N/A        N/A


 3798    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3800    3   100     100     N/A        N/A


 3801    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3803    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3804    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3805    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3806    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3807    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3808    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3809    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3810    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3811    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3812    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3813    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3814    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3817    2   2       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3819    2   100     100     100        100


 3820    2   100     100     N/A        N/A



 3821    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3822    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3823    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
 3824    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3825    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3827    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3828    2   100     100     100        100


 3829    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3830    2   100     100     N/A        N/A


 3831    2   100     100     N/A        N/A


 3832    2   100     100     N/A        N/A


 3833    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3834    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3835    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3836    2   100     100     N/A        N/A


 3837    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3838    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3839    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-10 shares.
 3840    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3841    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3842    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3843    2   100     100     100        100


 3844    2   100     100     N/A        N/A


 3845    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3846    2   100     100     100        100


 3847    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3848    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3849    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3850    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3851    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3852    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3853    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3854    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3855    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3856    2   100     100     N/A        N/A


 3857    3   100     100     N/A        N/A



ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2010, there were 3,795 Contract Owners of qualified Contracts and 6,448 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

     - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

     - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

(b) The principal business address of most the following Directors and Officers is:
     200 West Street, 3rd floor,

     New York, NY 10282-2198

     The principal business address of the other following Directors and Officers* is: 132 Turnpike Road, Suite 210 Southborough, MA 01772.

 NAME                                      POSITION OR OFFICE WITH UNDERWRITER
 ----                                      -----------------------------------
 Julie Abraham                             Assistant Secretary
 Elizabeth E. Beshel                       Treasurer
 Steven M. Bunson                          Assistant Treasurer
 Richard Cohn                              Assistant General Counsel and Secretary
 John S. Daly                              Director
 Kathleen Jack                             Chief Compliance Officer, Securities Underwriting Activities
 Kenneth L. Josselyn                       Assistant Secretary
 Robert A. Mass                            Compliance Officer
 Albert P. Meo                             Finance and Operations Principal
 Beverly O'Toole                           Assistant Secretary
 Stephen R. Pierce                         Director and Vice President
 Benjamin J. Rader                         Assistant Secretary
 Michael A. Reardon*                       Director, President, Chief Executive Officer and Chief
                                           Operating Officer
 Margot Kibbe Wallin*                      Chief Compliance Officer, Variable Products Distribution

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     (1) NAME OF PRINCIPAL          (2) NET UNDERWRITING      (3) COMPENSATION ON   (4) BROKERAGE     (5) OTHER
          UNDERWRITER                   DISCOUNTS AND              REDEMPTION        COMMISSIONS    COMPENSATION
                                         COMMISSIONS
       Epoch Securities, Inc.               None                      None               N/A             N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2009. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at addressStreetOne Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
     Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 13th day of April, 2010.

              COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF
              COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

              By:   /s/ Scott D. Silverman
                  ------------------------------------------------------------
                   Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                   TITLE                                                DATE
----------                                   ------                                               ----
 /s/ Timothy D. Rogers                       Senior Vice President and Chief Financial Officer    April 13, 2010
------------------------------------------
Timothy D. Rogers

 /s/ Allan S. Levine                         Chairman of the Board
------------------------------------------
Allan S. Levine

 /s/ Manda J. D'Agata                        Director, Vice President and Treasurer
------------------------------------------
Manda J. D'Agata

 /s/ Donald R. Mullen                        Director
------------------------------------------
Donald R. Mullen

/s/ Michael S. Rotter                        Director, President, and Chief Executive Officer
------------------------------------------
Michael A. Reardon

 /s/ Michael S. Rotter                       Director and Vice Chairman
------------------------------------------
Michael S. Rotter

 /s/ Nicholas Helmuth von Moltke             Director and Senior Vice President
------------------------------------------
Nicholas Helmuth von Moltke

 /s/ Jane S. Grosso                          Vice President and Controller
------------------------------------------
Jane S. Grosso                               (Chief Accounting Officer)


(33-47216) Select Resource

                                  EXHIBIT TABLE

Exhibit 10        Consent of Independent Registered Public Accounting Firm